                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 - June 30, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2004

      Schwab Money Market Fund(TM)

      Schwab Government
      Money Fund(TM)

      Schwab U.S. Treasury
      Money Fund(TM)

      Schwab Value Advantage
      Money Fund(R)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ...............................................     2
     The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

     Performance and Fund Facts ..........................   4

  Schwab Money Market Fund
     Ticker Symbol: SWMXX

     Financial Statements ................................   5

  Schwab Government Money Fund
     Ticker Symbol: SWGXX

     Financial Statements ................................  19

  Schwab U.S. Treasury Money Fund
     Ticker Symbol: SWUXX

     Financial Statements ................................  26

  Schwab Value Advantage Money Fund
     Investor Shares: SWVXX
     Select Shares(R): SWBXX
     Institutional Shares: SWAXX

     Financial Statements ................................  31

  Financial Notes .......................................................    44

  Fund Trustees .........................................................    47

  Glossary ..............................................................    50

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab Money Funds

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the Money Market and Value Advantage Money funds. She joined the firm in 1990 and has managed money market funds since 1988.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the Money Market and Value Advantage Money funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the Government Money and U.S. Treasury Money funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%. In anticipation of higher rates, the money market yield curve in the second quarter was the steepest that it's been in 10 years.

IN THIS RATE ENVIRONMENT, WE INCREASED THE FUNDS' HOLDINGS OF VARIABLE-RATE SECURITIES. The interest rates on these types of securities reset frequently, providing us the opportunity to capture a rise in market rates. We also shortened the weighted average maturity to position the funds for higher interest rates, a strategy that was fairly common among our peers.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                            Schwab Money Funds 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                             MONEY      GOVERNMENT   U.S. TREASURY                VALUE ADVANTAGE
                                          MARKET FUND   MONEY FUND    MONEY FUND                     MONEY FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                       Investor   Select     Institutional
                                                                                        Shares    Shares        Shares
--------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                             0.49%        0.43%          0.42%          0.78%      0.88%         0.99%
--------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                  0.45%        0.35%          0.25%          0.66%      0.66%         0.66%
--------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                   0.49%        0.43%          0.42%          0.78%      0.88%         0.99%
--------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                        MONEY               GOVERNMENT            U.S. TREASURY           VALUE ADVANTAGE
                                     MARKET FUND            MONEY FUND             MONEY FUND                MONEY FUND
--------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY              51 days                50 days                61 days                  51 days
--------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS           100% Tier 1            100% Tier 1            100% Tier 1              100% Tier 1
% of portfolio
--------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


4 Schwab Money Funds

SCHWAB MONEY MARKET FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/04-   1/1/03-    1/1/02-    1/1/01-    1/1/00-    1/1/99-
                                              6/30/04*  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00       1.00       1.00       1.00       1.00
                                              ---------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1     0.01       0.01       0.04       0.06       0.05
                                              ---------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1   (0.01)     (0.01)     (0.04)     (0.06)     (0.05)
                                              ---------------------------------------------------------------
Net asset value at end of period                 1.00       1.00       1.00       1.00       1.00       1.00
                                              ---------------------------------------------------------------
Total return (%)                                 0.19 2     0.50       1.23       3.73       5.84       4.64

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.75 3     0.75       0.75       0.75       0.76 4     0.75
   Gross operating expenses                      0.78 3     0.78       0.78       0.79       0.81       0.84
   Net investment income                         0.38 3     0.50       1.22       3.63       5.70       4.56
Net assets, end of period ($ x 1,000,000)      47,953     49,079     51,063     49,116     41,823     36,099

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 * Asset-backed security

 + Credit-enhanced security

 o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 73.2%    FIXED-RATE
          OBLIGATIONS                                   35,103,130    35,103,130

  1.2%    U.S. GOVERNMENT
          SECURITIES                                       590,000       590,000

 14.5%    VARIABLE-RATE
          OBLIGATIONS                                    6,938,774     6,938,774

 11.0%    OTHER INVESTMENTS                              5,263,740     5,263,740
--------------------------------------------------------------------------------
 99.9%    TOTAL INVESTMENTS                             47,895,644    47,895,644

  0.1%    OTHER ASSETS AND
          LIABILITIES                                                     57,742
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            47,953,386

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS 73.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      39.8%
      --------------------------------------------------------------------------
      AB SPINTAB
      1.06%, 07/02/04                                        95,000       94,997
      1.04%, 07/07/04                                        50,000       49,991

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 07/22/04                                        10,000        9,994
      1.25%, 08/19/04                                        50,000       49,915
      1.51%, 09/24/04                                        60,000       59,787

   *+ ALPINE SECURITIZATION CORP., SECTION 4(2) / 144A
      1.20%, 08/02/04                                        17,000       16,982

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.20%, 08/16/04                                       100,000       99,847
      1.23%, 08/16/04                                        43,903       43,834

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      1.08%, 07/06/04                                        70,000       69,990
      1.21%, 07/28/04                                        25,000       24,977
      1.25%, 07/29/04                                       150,000      149,854

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.18%, 08/10/04                                        50,000       49,934
      1.25%, 08/23/04                                        50,000       49,908
      1.40%, 09/08/04                                        60,000       59,840
      1.51%, 09/15/04                                        30,000       29,905

   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.11%, 07/01/04                                        22,502       22,502
      1.16%, 07/08/04                                        30,000       29,993
      1.16%, 07/12/04                                       100,000       99,965
      1.17%, 07/15/04                                        50,000       49,977
      1.15%, 07/21/04                                        52,000       51,967
      1.15%, 07/23/04                                        48,000       47,966
      1.27%, 07/28/04                                        48,000       47,954
      1.27%, 07/30/04                                        16,000       15,984

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.05%, 07/01/04                                        14,394       14,394
      1.26%, 07/26/04                                        18,000       17,984
      1.50%, 09/20/04                                        40,000       39,865

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.05%, 07/07/04                                        49,000       48,991
      1.05%, 07/23/04                                        11,000       10,993
      1.22%, 08/02/04                                       111,210      111,089
      1.22%, 08/17/04                                       229,406      229,041
      1.36%, 08/19/04                                        62,216       62,101


6 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      1.27%, 09/01/04                                        63,229       63,091
      1.50%, 09/02/04                                        16,500       16,457
      1.48%, 09/17/04                                       216,511      215,821
      1.08%, 09/20/04                                       100,000       99,759
      1.08%, 09/21/04                                        11,185       11,158
      1.08%, 09/22/04                                       120,000      119,704
      1.09%, 09/23/04                                        20,000       19,950

      BANK OF AMERICA CORP.
      1.06%, 07/07/04                                       425,000      424,925
      1.06%, 07/08/04                                       120,000      119,975

      BANK OF IRELAND, SECTION 4(2) / 144A
      1.26%, 08/10/04                                        19,000       18,973

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 07/19/04                                        59,728       59,695
      1.10%, 07/20/04                                        50,107       50,078
      1.11%, 07/20/04                                        21,000       20,988
      1.10%, 07/23/04                                        68,551       68,505
      1.25%, 08/24/04                                        12,492       12,469

      BEAR STEARNS COMPANIES, INC.
      1.04%, 07/09/04                                        50,000       49,988
      1.05%, 07/14/04                                        50,000       49,981
      1.04%, 07/21/04                                       200,000      199,884

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/01/04                                        38,000       38,000
      1.13%, 07/19/04                                        58,000       57,967
      1.25%, 07/29/04                                        70,000       69,932
      1.23%, 08/16/04                                        39,000       38,939
      1.50%, 09/20/04                                        37,000       36,876
      1.50%, 09/23/04                                        16,000       15,944

    * CC (USA), INC., SECTION 3C7 / 144A
      1.05%, 07/01/04                                        20,000       20,000
      1.05%, 07/15/04                                        43,000       42,982
      1.24%, 08/09/04                                        60,000       60,000
      1.10%, 08/23/04                                        24,500       24,461
      1.24%, 08/25/04                                        48,975       48,882
      1.24%, 08/26/04                                        56,025       55,917
      1.27%, 09/01/04                                        22,000       21,952
      1.51%, 09/15/04                                        51,000       50,839
      1.51%, 09/24/04                                        22,000       21,922
      1.52%, 09/27/04                                        20,000       19,926
      1.58%, 10/01/04                                        10,000        9,960
      1.58%, 11/17/04                                        50,000       49,985

      CITICORP
      1.15%, 07/09/04                                        95,000       94,976
      1.15%, 07/14/04                                       140,000      139,942
      1.34%, 08/03/04                                        50,000       49,939
      1.30%, 08/10/04                                        14,000       13,980

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.04%, 07/09/04                                       136,000      135,969
      1.04%, 07/15/04                                       100,000       99,960
      1.09%, 07/16/04                                       216,000      215,902
      1.10%, 07/21/04                                        60,000       59,963
      1.10%, 07/27/04                                       138,000      137,890
      1.10%, 07/28/04                                       190,000      189,843

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.07%, 07/06/04                                        60,000       59,991
      1.11%, 07/12/04                                        55,000       54,981
      1.11%, 07/14/04                                       100,000       99,960
      1.10%, 07/21/04                                        50,000       49,969

   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
      Series A
      1.08%, 07/07/04                                        30,000       29,995
      1.08%, 07/08/04                                        24,000       23,995
      1.11%, 07/13/04                                        20,000       19,993
      1.09%, 08/10/04                                         6,000        5,993
      1.11%, 08/10/04                                        52,214       52,150
      1.22%, 08/16/04                                        99,000       98,846
      1.20%, 08/17/04                                        48,000       47,925
      1.20%, 08/18/04                                       100,477      100,316
      1.24%, 08/18/04                                        25,127       25,085
      1.51%, 09/22/04                                        27,530       27,435
      1.57%, 10/04/04                                        73,000       72,699

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      1.15%, 07/08/04                                       120,000      119,973
      1.08%, 07/09/04                                        15,041       15,037
      1.07%, 08/04/04                                        21,300       21,279
      1.25%, 08/17/04                                       100,300      100,136
      1.28%, 08/17/04                                       132,381      132,160
      1.10%, 10/08/04                                        10,000        9,970

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.10%, 07/08/04                                        90,000       89,981
      1.09%, 07/09/04                                       149,000      148,964
      1.10%, 07/12/04                                        25,000       24,992
      1.10%, 07/13/04                                       259,000      258,905
      1.11%, 07/15/04                                       118,000      117,949
      1.28%, 07/28/04                                       100,000       99,904
      1.28%, 07/30/04                                        93,000       92,904
      1.30%, 08/03/04                                       100,000       99,881
      1.24%, 08/09/04                                        59,000       58,921
      1.30%, 09/02/04                                        25,000       24,943
      1.52%, 09/21/04                                        93,000       92,680
      1.54%, 09/27/04                                        90,000       89,663


                                                          See financial notes. 7

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    + DANSKE CORP.
      1.10%, 09/01/04                                       100,000       99,812
      1.08%, 09/28/04                                        36,075       35,980

      DNB NOR BANK ASA
      1.05%, 07/06/04                                        19,200       19,197
      1.24%, 08/30/04                                        60,000       59,876

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/01/04                                        20,000       20,000
      1.05%, 07/15/04                                        39,000       38,984
      1.23%, 08/16/04                                        83,000       82,870
      1.25%, 08/26/04                                        44,500       44,413
      1.25%, 08/27/04                                        41,000       40,919
      1.29%, 09/02/04                                        30,000       29,932

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.13%, 07/22/04                                       100,000       99,934
      1.22%, 08/05/04                                        74,000       73,912
      1.29%, 09/02/04                                       150,000      149,661

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.12%, 07/19/04                                        22,000       21,988
      1.34%, 08/05/04                                        20,000       19,974
      1.18%, 08/11/04                                        25,000       24,966
      1.18%, 08/12/04                                        25,000       24,966
      1.38%, 08/26/04                                        40,000       39,914
      1.37%, 08/27/04                                        50,000       49,892
      1.27%, 09/02/04                                        12,000       11,973
      1.49%, 09/07/04                                         8,000        7,978
      1.50%, 09/20/04                                        50,000       49,832

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      1.07%, 07/02/04                                        36,978       36,977
      1.15%, 07/13/04                                        40,000       39,985
      1.05%, 07/22/04                                         7,900        7,895
      1.09%, 09/22/04                                        35,627       35,538
      1.54%, 09/23/04                                         7,618        7,591
      1.10%, 09/29/04                                        11,000       10,970
      1.90%, 12/30/04                                         8,000        7,924

   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.32%, 07/30/04                                        56,000       55,940

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.07%, 07/13/04                                        20,000       19,993
      1.10%, 07/13/04                                        70,000       69,974
      1.15%, 07/22/04                                        50,000       49,966
      1.15%, 07/23/04                                        30,000       29,979
      1.25%, 07/29/04                                       100,000       99,903
      1.27%, 07/30/04                                        15,000       14,985
      1.22%, 08/17/04                                        35,000       34,944
      1.35%, 08/19/04                                       125,000      124,770
      1.36%, 08/20/04                                        50,000       49,906
      1.25%, 08/23/04                                       130,366      130,126
      1.25%, 08/24/04                                        50,000       49,906

      GENERAL ELECTRIC CAPITAL CORP.
      1.10%, 07/15/04                                       100,000       99,957
      1.10%, 07/16/04                                       240,000      239,890
      1.10%, 07/19/04                                        60,000       59,967
      1.04%, 07/22/04                                        24,000       23,985
      1.22%, 08/05/04                                        78,000       77,907
      1.33%, 09/09/04                                       612,000      610,429
      1.48%, 09/16/04                                       218,000      217,315
      1.50%, 09/23/04                                       150,000      149,479
      1.56%, 10/01/04                                        47,000       46,814

      GENERAL ELECTRIC CAPITAL SERVICES
      1.13%, 07/14/04                                        25,000       24,990
      1.13%, 07/15/04                                        25,000       24,989
      1.04%, 07/16/04                                        60,000       59,974
      1.13%, 07/16/04                                        60,000       59,972
      1.22%, 08/06/04                                       298,000      297,636
      1.48%, 09/17/04                                       185,000      184,411

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.07%, 07/08/04                                       197,000      196,959
      1.09%, 07/08/04                                        26,000       25,994
      1.11%, 07/15/04                                        10,000        9,996
      1.27%, 07/29/04                                        10,000        9,990
      1.25%, 08/06/04                                        51,000       50,936
      1.33%, 08/09/04                                        90,000       89,871
      1.51%, 09/13/04                                        61,860       61,669
      1.51%, 09/15/04                                       185,000      184,414

   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
      1.05%, 07/21/04                                       120,000      119,930

   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 07/09/04                                        14,000       13,997
      1.10%, 07/12/04                                        80,000       79,973
      1.10%, 07/14/04                                       108,000      107,957
      1.10%, 07/16/04                                        12,000       11,995
      1.13%, 07/23/04                                        58,000       57,960
      1.27%, 07/30/04                                       192,000      191,804
      1.51%, 09/21/04                                        58,000       57,802
      1.54%, 09/27/04                                        11,000       10,959

    + HBOS TREASURY SERVICES, PLC
      1.04%, 07/08/04                                       100,000       99,980
      1.11%, 07/14/04                                        62,565       62,540
      1.11%, 07/22/04                                         9,200        9,194
      1.10%, 08/19/04                                        20,000       19,970


8 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      HSBC U.S.A., INC.
      1.04%, 07/09/04                                       100,000       99,977
      1.04%, 07/13/04                                        60,000       59,979

    + ING (U.S.) FUNDING, L.L.C.
      1.11%, 09/01/04                                        56,000       55,893
      1.28%, 10/06/04                                        20,000       19,932

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.06%, 07/01/04                                        50,000       50,000
      1.51%, 09/20/04                                        18,143       18,082

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      1.23%, 08/16/04                                        37,847       37,788
      1.50%, 09/20/04                                        18,239       18,178

      LANDESBANK BADEN-WURTTEMBERG
      1.22%, 08/25/04                                        75,000       74,860

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.11%, 07/07/04                                       174,519      174,487
      1.05%, 07/20/04                                        10,000        9,994
      1.11%, 07/22/04                                        36,000       35,977
      1.15%, 07/26/04                                        60,000       59,953
      1.16%, 07/26/04                                        38,000       37,970
      1.11%, 09/01/04                                       274,000      273,480
      1.27%, 09/08/04                                       150,000      149,635
      1.51%, 09/15/04                                        16,000       15,949
      1.31%, 11/04/04                                        10,000        9,955
      1.50%, 11/09/04                                        30,000       29,837

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 08/19/04                                        14,000       13,979

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 07/12/04                                        26,000       25,991
      1.11%, 07/13/04                                        55,777       55,756
      1.10%, 07/22/04                                        32,333       32,312
      1.11%, 07/22/04                                        52,000       51,966
      1.20%, 08/17/04                                        54,330       54,245
      1.23%, 08/23/04                                        13,000       12,976

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 07/14/04                                        44,000       43,983
      1.22%, 08/19/04                                       124,755      124,548
      1.23%, 08/23/04                                        25,000       24,955

      MORGAN STANLEY
      1.14%, 07/06/04                                       250,000      249,960
      1.30%, 08/09/04                                       147,000      146,793

    + NATIONAL AUSTRALIA FUNDING (DELAWARE), INC.
      1.25%, 07/29/04                                       250,000      249,757

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.09%, 07/12/04                                        45,000       44,985
      1.10%, 07/13/04                                        40,000       39,985
      1.10%, 07/16/04                                        49,000       48,978
      1.34%, 08/16/04                                        86,520       86,372
      1.23%, 08/18/04                                        44,000       43,928
      1.34%, 08/18/04                                        50,000       49,911
      1.23%, 08/20/04                                        23,000       22,961
      1.35%, 08/20/04                                        25,000       24,953
      1.53%, 09/24/04                                        28,000       27,899

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      1.07%, 07/02/04                                        56,000       55,998
      1.26%, 07/30/04                                       155,091      154,934
      1.23%, 08/24/04                                        29,099       29,045

    + NORDEA NORTH AMERICA, INC.
      1.38%, 08/27/04                                        88,000       87,808
      1.08%, 09/24/04                                        60,000       59,848

   *+ OLD LINE FUNDING L.L.C., SECTION 4(2) / 144A
      1.30%, 08/02/04                                        45,077       45,025
      1.23%, 08/04/04                                        20,095       20,072
      1.31%, 08/04/04                                        82,398       82,296
      1.32%, 08/04/04                                        63,712       63,633

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.11%, 07/09/04                                        10,000        9,998
      1.05%, 07/13/04                                        10,000        9,997
      1.05%, 07/15/04                                        25,000       24,990

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.08%, 07/06/04                                        70,000       69,990
      1.28%, 08/11/04                                        44,000       43,936

   *+ RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.29%, 09/01/04                                        70,954       70,796

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.33%, 09/10/04                                        75,000       74,805

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.20%, 08/16/04                                        27,516       27,474
      1.22%, 08/20/04                                        79,000       78,866
      1.25%, 08/25/04                                        28,803       28,748
      1.25%, 08/26/04                                        15,978       15,947
      1.29%, 09/02/04                                        61,444       61,305
      1.08%, 09/10/04                                        20,138       20,096
      1.51%, 09/13/04                                       101,427      101,114
      1.53%, 09/15/04                                       140,000      139,551


                                                          See financial notes. 9

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      1.51%, 09/21/04                                        17,997       17,936
      1.08%, 09/22/04                                        15,000       14,963
      1.10%, 09/27/04                                        31,000       30,917
      1.54%, 09/27/04                                        91,000       90,660
      1.56%, 09/30/04                                        62,949       62,702

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/26/04                                        30,000       29,978
      1.08%, 08/17/04                                        30,000       29,958
      1.10%, 08/20/04                                        25,000       24,962
      1.09%, 09/07/04                                        36,500       36,426
      1.10%, 09/21/04                                        30,000       29,926
      1.50%, 09/24/04                                        70,000       69,997

    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
      1.50%, 09/23/04                                        50,000       49,826

      SVENSKA HANDELSBANKEN, INC.
      1.08%, 09/17/04                                        27,100       27,037

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      1.06%, 07/01/04                                        60,093       60,093
      1.07%, 07/12/04                                        66,932       66,910
      1.12%, 07/12/04                                        44,951       44,936
      1.10%, 07/13/04                                        39,452       39,438
      1.10%, 07/15/04                                        35,935       35,920
      1.31%, 08/04/04                                        45,118       45,062

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.12%, 07/12/04                                        28,041       28,031
      1.25%, 08/23/04                                        35,112       35,047
      1.25%, 08/24/04                                        70,227       70,095
      1.26%, 08/25/04                                       140,453      140,183

      TORONTO DOMINION HOLDINGS
      1.31%, 08/13/04                                       196,000      195,693
      1.28%, 08/16/04                                        47,500       47,422

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 07/12/04                                         9,827        9,824

   *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
      1.30%, 08/05/04                                        77,107       77,010

    + WESTPAC CAPITAL CORP.
      1.08%, 08/10/04                                        13,075       13,059
      1.07%, 08/11/04                                       100,000       99,879

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 07/12/04                                        12,186       12,182
      1.10%, 07/23/04                                        16,465       16,454
      1.30%, 08/02/04                                         7,609        7,600
      1.23%, 08/23/04                                        38,000       37,931
      1.32%, 09/07/04                                         8,100        8,080
      1.56%, 09/27/04                                        15,061       15,004
      1.56%, 09/30/04                                        39,156       39,003

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      1.12%, 07/14/04                                       100,000       99,960
      1.26%, 07/28/04                                        70,000       69,934

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      1.49%, 09/14/04                                        13,000       12,960
                                                                      ----------
                                                                      19,076,584

      CERTIFICATES OF DEPOSIT 30.8%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.29%, 09/07/04                                        50,000       50,000
      1.33%, 09/10/04                                       146,000      146,000

      ABN-AMRO BANK, NV
      1.10%, 07/21/04                                       253,000      253,000
      1.09%, 09/07/04                                        80,000       80,000

      ALLIANCE & LEICESTER, PLC
      1.09%, 08/24/04                                        73,000       73,000

      ANZ NATIONAL BANK LTD.
      1.04%, 07/29/04                                       100,000      100,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      1.10%, 07/20/04                                       345,000      345,000
      1.11%, 07/23/04                                       135,000      135,000

      BANCO SANTANDER CENTRAL HISPANO S.A.
      1.53%, 09/28/04                                       410,000      410,000

      BANK OF NOVA SCOTIA
      1.30%, 09/15/04                                       200,000      199,915

      BARCLAYS BANK, PLC
      1.10%, 07/22/04                                        23,000       23,002
      1.05%, 07/26/04                                       120,000      120,000
      1.18%, 08/13/04                                       100,000      100,000
      1.25%, 08/13/04                                       217,000      216,981
      1.35%, 08/26/04                                       150,000      149,998
      1.09%, 10/01/04                                       180,000      180,001

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.50%, 05/06/05                                       250,000      249,968
      1.71%, 05/23/05                                        68,000       67,991

      BNP PARIBAS
      1.05%, 07/12/04                                       185,000      185,000
      1.09%, 07/14/04                                        50,000       50,000
      1.10%, 07/23/04                                       110,000      110,000
      1.05%, 08/03/04                                       387,000      387,000
      1.50%, 11/19/04                                       150,000      150,000


10 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      CALYON
      1.11%, 09/08/04                                       150,000      150,000
      1.14%, 09/13/04                                       135,000      135,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.22%, 08/06/04                                        45,000       45,000

      CITIBANK, N.A.
      1.22%, 08/23/04                                       125,000      125,000
      1.22%, 08/24/04                                       100,000      100,000
      1.23%, 08/25/04                                       270,000      270,000
      1.29%, 09/07/04                                       210,000      210,000
      1.49%, 09/20/04                                        70,000       70,000
      1.49%, 09/24/04                                        75,000       75,000

      CREDIT SUISSE FIRST BOSTON
      1.04%, 07/02/04                                       204,000      204,000
      1.06%, 08/04/04                                       123,000      123,000

      DEPFA BANK, PLC
      1.05%, 07/19/04                                        15,000       15,000
      1.05%, 07/22/04                                        30,000       30,000
      1.13%, 09/07/04                                        72,000       72,000

      DEUTSCHE BANK, AG
      1.05%, 07/08/04                                        50,000       50,001
      1.11%, 07/22/04                                       300,000      300,000
      1.40%, 09/03/04                                       173,000      173,000
      1.41%, 10/15/04                                       400,000      400,000
      1.42%, 10/27/04                                       165,000      165,000
      1.60%, 05/20/05                                       200,000      200,000

      DEXIA BANK BELGIUM
      1.36%, 08/24/04                                       305,000      305,000
      1.50%, 05/04/05                                       120,000      119,985

      DNB NOR BANK ASA
      1.10%, 08/17/04                                        46,000       46,000

      FIRST TENNESSEE BANK, N.A.
      1.19%, 08/05/04                                        18,000       17,998
      1.34%, 08/20/04                                        77,000       77,000

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.22%, 08/04/04                                        17,000       17,001

      FORTIS BANK
      1.05%, 07/02/04                                        50,000       50,000

    + HBOS TREASURY SERVICES, PLC
      1.04%, 07/19/04                                        70,000       70,000
      1.10%, 08/25/04                                       109,000      109,000
      1.23%, 08/26/04                                       100,000      100,000
      1.42%, 08/31/04                                        60,000       59,984
      1.29%, 09/07/04                                        30,000       30,000
      1.50%, 09/24/04                                        40,000       40,000

      HSH NORDBANK, AG
      1.42%, 09/07/04                                        92,000       91,998
      1.42%, 10/29/04                                        42,000       41,999
      1.51%, 04/18/05                                        16,000       16,000
      1.61%, 05/20/05                                        99,000       98,982

      ING BANK, NV
      1.07%, 07/01/04                                       385,000      385,000

      KBC BANK, NV
      1.33%, 09/15/04                                       133,000      133,001

      LANDESBANK BADEN-WURTTEMBERG
      1.04%, 07/19/04                                        15,000       15,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.35%, 08/26/04                                        39,000       39,000
      1.41%, 09/07/04                                        91,000       91,000
      1.11%, 09/21/04                                        90,000       90,000
      1.10%, 10/06/04                                        60,000       60,000

      LLOYDS TSB BANK, PLC
      1.21%, 07/26/04                                       200,000      199,980
      1.50%, 09/27/04                                        50,000       50,000

      NATIONAL AUSTRALIA BANK, LTD.
      1.10%, 07/20/04                                       140,000      140,000

      NATIONWIDE BUILDING SOCIETY
      1.50%, 09/24/04                                        93,000       93,000
      1.47%, 10/19/04                                       100,000       99,922

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.04%, 07/19/04                                        60,000       60,000
      1.40%, 08/05/04                                        27,000       27,000
      1.51%, 05/13/05                                       150,000      149,974
      1.63%, 05/16/05                                        33,000       32,996
      1.60%, 05/20/05                                        33,000       33,000

      NORDEA BANK FINLAND, PLC
      1.04%, 07/26/04                                       225,000      225,000
      1.04%, 07/30/04                                        15,000       15,000
      1.38%, 09/14/04                                       302,000      302,000
      1.47%, 09/17/04                                        50,000       50,000

      RABOBANK NEDERLAND
      1.37%, 08/26/04                                        38,000       37,996

      ROYAL BANK OF SCOTLAND, PLC
      1.04%, 07/23/04                                        13,000       13,000
      1.35%, 08/26/04                                       100,000       99,999
      1.40%, 09/07/04                                       115,000      114,998
      1.51%, 11/19/04                                       155,000      154,994
      1.75%, 05/27/05                                       246,000      245,967
      2.17%, 07/01/05                                       145,000      144,964


                                                         See financial notes. 11

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      SAN PAOLO IMI SPA
      1.11%, 09/08/04                                        85,000       85,000

      SOCIETE GENERALE
      1.04%, 07/19/04                                        50,000       50,000
      1.33%, 09/10/04                                       300,000      300,000
      1.38%, 09/14/04                                       388,000      388,000
      1.09%, 10/05/04                                       115,000      115,000

      SOUTHTRUST BANK
      1.05%, 07/12/04                                       100,000      100,000

      SVENSKA HANDELSBANKEN AB
      1.10%, 07/20/04                                        72,000       71,999

      UBS, AG
      1.32%, 08/04/04                                        71,000       71,000
      1.38%, 08/26/04                                        90,000       89,999
      1.42%, 11/12/04                                       100,000       99,998
      1.40%, 04/04/05                                       100,000       99,989
      1.86%, 06/07/05                                       150,000      149,972

      UNICREDITO ITALIANO SPA
      1.10%, 07/23/04                                       280,000      280,000
      1.10%, 07/26/04                                        59,000       59,000
      1.10%, 07/29/04                                        47,000       47,000
      1.28%, 09/03/04                                       350,000      350,003
      1.36%, 09/10/04                                        90,000       90,000
      1.54%, 09/28/04                                        69,000       69,000
      1.55%, 09/30/04                                        32,000       32,000

      WASHINGTON MUTUAL BANK, FA
      1.10%, 07/13/04                                       199,000      199,000
      1.56%, 10/01/04                                       185,000      185,000

      WELLS FARGO BANK, N.A.
      1.10%, 07/09/04                                        65,000       65,000
      1.18%, 07/28/04                                       340,000      340,000
      1.27%, 07/30/04                                       200,000      200,000

      WESTLB AG
      1.11%, 07/14/04                                        90,000       90,000

      WILMINGTON TRUST CO.
      1.28%, 09/03/04                                        48,000       47,991
                                                                      ----------
                                                                      14,762,546

      BANK NOTES 0.9%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.04%, 07/20/04                                       140,000      140,000

      LASALLE NATIONAL BANK, N.A.
      1.09%, 09/02/04                                        55,000       55,000

      STANDARD FEDERAL BANK, N.A.
      1.09%, 07/09/04                                       114,000      114,000
      1.09%, 08/19/04                                       119,000      119,000
                                                                      ----------
                                                                         428,000

      PROMISSORY NOTES 1.7%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.25%, 07/06/04                                       236,000      236,000
      1.25%, 07/16/04                                       150,000      150,000
      1.28%, 08/26/04                                       100,000      100,000
      1.45%, 08/27/04                                        67,000       67,000
      1.27%, 10/06/04                                        13,000       13,000
      1.31%, 11/02/04                                        50,000       50,000
      1.33%, 11/08/04                                        30,000       30,000
      1.24%, 12/17/04                                       190,000      190,000
                                                                      ----------
                                                                         836,000

      U.S. GOVERNMENT SECURITIES 1.2% of net assets

      COUPON NOTES 1.2%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.43%, 02/09/05                                       295,000      295,000
      1.35%, 04/28/05                                        70,000       70,000
      1.50%, 05/09/05                                       125,000      125,000
      1.61%, 05/13/05                                       100,000      100,000
                                                                      ----------
                                                                         590,000

      VARIABLE-RATE OBLIGATIONS 14.5% of net assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
      CALIFORNIA
      RB (Public Pole Institute) Series 2002B
      1.38%, 07/07/04                                        17,870       17,870

    + ALBUQUERQUE, NEW MEXICO AIRPORT
      RB Series 2000B
      1.42%, 07/07/04                                        16,200       16,200

      BANK OF NEW YORK CO., INC., 144A
      1.34%, 07/27/04                                        75,000       75,000

      BARCLAYS BANK, PLC
      1.16%, 07/15/04                                       585,000      584,768
      1.23%, 07/26/04                                        50,000       49,986


12 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      BAYERISCHE LANDESBANK GIROZENTRALE
      1.16%, 07/13/04                                        47,000       46,999
      1.28%, 07/29/04                                        50,000       49,997

      BNP PARIBAS
      1.20%, 07/22/04                                       400,000      399,820

    + BROOKS COUNTY, GEORGIA DEVELOPMENT AUTHORITY
      RB (Langboard, Inc. Project)
      1.30%, 07/07/04                                        10,000       10,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.29%, 07/15/04                                       100,000      100,000

    + CFM INTERNATIONAL, INC., 144A
      1.30%, 07/02/04                                        23,045       23,045

      CHASE MANHATTAN BANK (USA)
      1.14%, 07/12/04                                       150,000      150,000

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.42%, 09/10/04                                        99,000       99,044

      FANNIE MAE
      0.98%, 07/06/04                                       195,000      194,840
      1.21%, 07/29/04                                       280,000      279,845

      FEDERAL HOME LOAN BANK
      1.05%, 07/06/04                                       250,000      249,841
      1.24%, 08/06/04                                        40,275       40,275

   +o GE LIFE & ANNUITY ASSURANCE CO.
      1.20%, 07/01/04                                       150,000      150,000
      1.24%, 08/02/04                                        50,000       50,000

      GENERAL ELECTRIC CAPITAL CORP.
      1.25%, 07/09/04                                       175,000      175,000
      1.36%, 07/19/04                                        75,000       75,000
      1.65%, 09/15/04                                        40,000       40,054

    + GRAND PRAIRIE, TEXAS SPORTS FACILITY
      DEVELOPMENT CORP.
      Sales Tax Revenue Refunding Taxable Bonds
      Series 2003A
      1.60%, 09/15/04                                        15,920       15,920

      HSH NORDBANK, AG
      1.05%, 07/01/04                                        90,000       89,988
      1.26%, 07/29/04                                       100,000       99,985

      LANDESBANK BADEN-WURTTEMBERG
      1.13%, 08/11/04                                        75,000       74,998
      1.27%, 09/07/04                                       110,000      109,985
      1.46%, 09/15/04                                        50,000       49,995

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
      1.15%, 07/23/04                                        50,000       50,000

   *+ LINKS FINANCE L.L.C., SECTION 3C7 / 144A
      1.07%, 07/01/04                                       100,000       99,995
      1.23%, 07/20/04                                       100,000       99,981

   *+ LINKS FINANCE, L.L.C., SECTION 4(2) / 144A
      1.14%, 07/12/04                                        40,000       39,999

      LLOYDS TSB BANK, PLC
      1.11%, 07/13/04                                        50,000       49,994

    + LOANSTAR ASSETS PARTNERS II, L.P.
      1.16%, 07/07/04                                        45,000       45,000

    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond Series 1997
      1.32%, 07/07/04                                         4,350        4,350

    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
      1.52%, 07/07/04                                        32,630       32,630
      Series 2001A67
      1.52%, 07/07/04                                        35,065       35,065
      Series 2001A7
      1.52%, 07/07/04                                        15,470       15,470

      MERRILL LYNCH & CO, INC.
      1.06%, 07/01/04                                       100,000      100,000

    o METROPOLITAN LIFE INSURANCE CO.
      1.16%, 07/30/04                                        50,000       50,000
      1.26%, 08/02/04                                       100,000      100,000

    o MONUMENTAL LIFE INSURANCE CO.
      1.28%, 07/01/04                                       100,000      100,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble, Inc.
      Distribution & Freight Consolidation
      Center Project) Series 1995A
      1.28%, 07/07/04                                        14,670       14,670
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble, Inc.
      Distribution & Freight Consolidation
      Center Project) Series 1995B
      1.28%, 07/07/04                                        10,000       10,000
      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002A
      1.28%, 07/07/04                                        22,045       22,045
      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002B
      1.28%, 07/07/04                                        20,000       20,000


                                                         See financial notes. 13

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.22%, 07/23/04                                       135,000      134,980

      ROYAL BANK OF CANADA
      1.05%, 07/06/04                                       150,000      149,970

      ROYAL BANK OF CANADA, 144A
      1.16%, 07/12/04                                        60,000       60,000

      ROYAL BANK OF SCOTLAND, PLC
      1.14%, 07/14/04                                       100,000       99,993

    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue Taxable Bonds
      Series 2003A
      1.38%, 07/07/04                                        10,000       10,000

    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
      Series 2003
      1.30%, 07/07/04                                        10,500       10,500

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.09%, 07/06/04                                       100,000       99,998
      1.16%, 07/12/04                                       195,000      195,000
      1.19%, 07/15/04                                       120,000      119,988
      1.20%, 07/15/04                                        90,000       89,996
      1.21%, 07/15/04                                        60,000       60,000
      1.23%, 07/15/04                                       115,000      115,003
      1.23%, 07/20/04                                        50,000       49,990
      1.25%, 07/20/04                                       105,000      104,998
      1.24%, 07/21/04                                        20,000       20,000
      1.25%, 07/26/04                                       145,000      144,978

    + SISTERS OF MERCY OF THE AMERICAS REGIONAL
      COMMUNITY OF OMAHA, NEBRASKA
      Series 2001
      1.30%, 07/07/04                                        11,860       11,860

    o TRAVELERS INSURANCE CO.
      1.24%, 08/02/04                                       100,000      100,000

      UBS, AG
      1.18%, 07/19/04                                       720,000      719,762

      WELLS FARGO & CO.
      1.13%, 07/02/04                                        75,000       75,000
      1.60%, 09/24/04                                       150,000      150,113

      WELLS FARGO & CO., 144A
      1.30%, 07/15/04                                       125,000      125,000

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      1.21%, 07/19/04                                        84,000       83,991
                                                                      ----------
                                                                       6,938,774


                                                      MATURITY AMOUNT   VALUE
      SECURITY                                          ($ x 1,000)  ($ x 1,000)
      OTHER INVESTMENTS 11.0% of net assets

      REPURCHASE AGREEMENTS 11.0%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES, L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $612,000
      1.55%, issued 06/30/04,
      due 07/01/04                                          600,026      600,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $408,004
      1.55%, issued 06/30/04,
      due 07/01/04                                          400,017      400,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $110,917
      1.50%, issued 06/30/04,
      due 07/01/04                                          108,745      108,740

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $393,720
      1.56%, issued 06/30/04,
      due 07/01/04                                          386,017      386,000

      J.P. MORGAN SECURITIES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $408,004
      1.55%, issued 06/30/04,
      due 07/01/04                                          400,017      400,000

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,024,493
      1.55%, issued 06/30/04,
      due 07/01/04                                        1,000,043    1,000,000


14 See financial notes.

SCHWAB MONEY MARKET FUND

                                                      MATURITY AMOUNT   VALUE
      SECURITY                                          ($ x 1,000)  ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,416,399
      1.55%, issued 06/30/04,
      due 07/01/04                                          604,080      604,000
      1.04%, issued 03/16/04,
      due 07/07/04                                          115,375      115,000
      1.04%, issued 03/17/04,
      due 07/07/04                                          486,569      485,000
      1.04%, issued 03/18/04,
      due 07/07/04                                          125,401      125,000
      1.04%, issued 03/19/04,
      due 07/07/04                                          586,859      585,000
      1.04%, issued 03/22/04,
      due 07/07/04                                           80,247       80,000
      1.06%, issued 05/05/04,
      due 07/07/04                                          375,696      375,000
                                                                      ----------
                                                                       5,263,740

END OF INVESTMENTS.

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                           FACE AMOUNT     VALUE
      MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
      AT JUNE 30, 2004, PORTFOLIO HOLDINGS INCLUDED
      ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

    + GE LIFE & ANNUITY ASSURANCE CO.
      1.20%, 05/03/99, 07/01/04                             100,000      100,000
      1.20%, 08/02/99, 07/01/04                              50,000       50,000
      1.15%, 02/03/03, 08/02/04                              50,000       50,000
                                                                      ----------
                                                                         200,000

      METROPOLITAN LIFE INSURANCE CO.
      1.16%, 12/28/00, 07/30/04                              50,000       50,000
      1.26%, 02/03/03, 08/02/04                             100,000      100,000
                                                                      ----------
                                                                         150,000

      MONUMENTAL LIFE INSURANCE CO.
      1.28%, 06/09/93, 07/01/04                             100,000      100,000

      THE GOLDMAN SACHS GROUP, INC.
      1.25%, 01/05/04, 07/06/04                             236,000      236,000
      1.25%, 12/16/03, 07/16/04                             150,000      150,000
      1.28%, 01/29/04, 08/26/04                             100,000      100,000
      1.45%, 12/02/03, 08/27/04                              67,000       67,000
      1.27%, 01/09/04, 10/06/04                              13,000       13,000
      1.31%, 02/06/04, 11/02/04                              50,000       50,000
      1.33%, 02/11/04, 11/08/04                              30,000       30,000
      1.24%, 03/23/04, 12/17/04                             190,000      190,000
                                                                      ----------
                                                                         836,000
      TRAVELERS INSURANCE CO.
      1.24%, 10/31/03, 08/02/04                             100,000      100,000


                                                         See financial notes. 15

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                              $42,631,904 a
Repurchase agreements, at value                                      5,263,740 a
Interest receivable                                                     70,735
Prepaid expenses                                                +          553
                                                                ---------------
TOTAL ASSETS                                                        47,966,932

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                             9,252
   Investment adviser and administrator fees                               360
   Transfer agent and shareholder service fees                             585
Accrued expenses                                                +        3,349
                                                                ---------------
TOTAL LIABILITIES                                                       13,546

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        47,966,932
TOTAL LIABILITIES                                               -       13,546
                                                                ---------------
NET ASSETS                                                         $47,953,386

NET ASSETS BY SOURCE
Capital received from investors                                     47,953,435
Net realized capital losses                                                (49)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =    NAV
$47,953,386              47,953,994             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $47,895,644. Includes illiquid restricted securities worth $1,386,000, or 2.89% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $14,645,034 or 30.54% of the fund's total net assets.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                      $47,895,644

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                           Loss amount:
   2007                                              $49


16 See financial notes.

SCHWAB MONEY MARKET FUND


Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $271,640

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               74,489 a
Transfer agent and shareholder service fees                            108,152 b
Trustees' fees                                                              82 c
Custodian and portfolio accounting fees                                  2,097
Professional fees                                                           64
Registration fees                                                          375
Shareholder reports                                                      2,392
Other expenses                                                      +      290
                                                                    ----------
Total expenses                                                         187,941
Expense reduction                                                   -    7,688 d
                                                                    -----------
NET EXPENSES                                                           180,253

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                271,640
NET EXPENSES                                                        -  180,253
                                                                    ----------
NET INVESTMENT INCOME                                                   91,387
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $91,387

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.


d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005 to 0.75% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 17

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/04-6/30/04      1/1/03-12/31/03
Net investment income                            $91,387             $257,243
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            91,387              257,243

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income              91,387              257,243 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------

Shares sold                                   70,106,617          132,562,456
Shares reinvested                                 81,043              253,763
Shares redeemed                           +  (71,313,531)        (134,800,345)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES               (1,125,871)          (1,984,126)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                           49,079,257           51,063,383
Total decrease                            +   (1,125,871)          (1,984,126) c
                                          ------------------------------------
END OF PERIOD                                $47,953,386          $49,079,257

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income          $257,243
  Long-term capital gains       $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


18 See financial notes.

SCHWAB GOVERNMENT MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/04-    1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                            6/30/04*   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00         1.00        1.00        1.00        1.00        1.00
                                            ----------------------------------------------------------------------
Income from investment operations:
   Net investment income                      0.00 1       0.00 1      0.01        0.04        0.06        0.04
                                            ----------------------------------------------------------------------
Less distributions:
   Dividends from net investment income      (0.00) 1     (0.00) 1    (0.01)      (0.04)      (0.06)      (0.04)
                                            ----------------------------------------------------------------------
Net asset value at end of period              1.00         1.00        1.00        1.00        1.00        1.00
                                            ----------------------------------------------------------------------
Total return (%)                              0.18 2       0.48        1.20        3.63        5.69        4.50

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                     0.75 3       0.75        0.75        0.75        0.76 4      0.75
   Gross operating expenses                   0.83 3       0.83        0.83        0.84        0.85        0.85
   Net investment income                      0.36 3       0.49        1.19        3.52        5.54        4.42
Net assets, end of period ($ x 1,000,000)    2,863        2,838       3,092       3,054       2,509       2,545

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 19

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 45.7%    U.S. GOVERNMENT
          SECURITIES                                   1,307,534      1,307,534

 12.5%    VARIABLE-RATE
          OBLIGATIONS                                    358,979        358,979

 44.5%    OTHER INVESTMENTS                            1,272,862      1,272,862
--------------------------------------------------------------------------------
102.7%    TOTAL INVESTMENTS                            2,939,375      2,939,375

 (2.7)%   OTHER ASSETS AND
          LIABILITIES                                                   (76,281)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            2,863,094

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 45.7% of net assets

      DISCOUNT NOTES 30.4%
      ------------------------------------------------------------------------
      FANNIE MAE
      1.01%, 07/01/04                                     31,160       31,160
      1.02%, 07/01/04                                     72,482       72,482
      1.03%, 07/01/04                                     50,000       50,000
      1.04%, 07/07/04                                      6,200        6,199
      1.07%, 07/28/04                                     20,000       19,984
      1.14%, 07/28/04                                     39,525       39,492
      1.10%, 08/04/04                                     30,000       29,969
      1.14%, 08/16/04                                     30,050       30,006
      1.38%, 08/20/04                                     10,000        9,981
      1.26%, 09/01/04                                     55,869       55,747
      1.47%, 09/08/04                                     15,000       14,958
      1.54%, 10/01/04                                     30,000       29,883
      1.56%, 10/01/04                                     53,000       52,790
      1.11%, 10/12/04                                      8,533        8,506
      1.17%, 10/13/04                                     15,000       14,950
      1.39%, 10/15/04                                     15,000       14,940
      1.16%, 11/12/04                                      8,000        7,966
      1.52%, 12/01/04                                     15,000       14,904
      1.09%, 12/10/04                                     40,000       39,806
      1.33%, 01/07/05                                     15,000       14,896
      1.39%, 03/28/05                                     10,000        9,897

      FEDERAL HOME LOAN BANK
      1.06%, 07/23/04                                     44,000       43,972
      1.07%, 07/23/04                                     21,428       21,414

      FREDDIE MAC
      1.11%, 07/06/04                                     12,000       11,998
      1.05%, 07/27/04                                      5,085        5,081
      1.10%, 07/27/04                                      6,850        6,845
      1.10%, 07/28/04                                      5,600        5,595
      1.08%, 08/12/04                                      6,713        6,705
      1.13%, 08/18/04                                     45,217       45,150
      1.07%, 08/24/04                                     13,000       12,979
      1.28%, 08/24/04                                      6,350        6,338
      1.45%, 09/21/04                                     10,000        9,967
      1.49%, 10/05/04                                      6,050        6,026
      1.11%, 10/07/04                                      5,519        5,502
      1.51%, 10/12/04                                      4,841        4,820
      1.51%, 10/15/04                                     25,000       24,890
      1.10%, 10/18/04                                     31,269       31,165
      1.41%, 11/04/04                                     10,000        9,951
      1.63%, 12/07/04                                     28,000       27,800
      1.38%, 04/05/05                                     15,000       14,842
                                                                  ------------
                                                                      869,556

      COUPON NOTES 15.3%
      ------------------------------------------------------------------------
      FANNIE MAE
      6.50%, 08/15/04                                     63,255       63,657
      3.50%, 09/15/04                                     10,000       10,043
      1.40%, 02/25/05                                     20,000       20,000
      1.35%, 04/28/05                                     20,000       20,000
      1.61%, 05/13/05                                     15,000       15,000

      FEDERAL HOME LOAN BANK
      3.63%, 10/15/04                                     40,500       40,780
      4.13%, 11/15/04                                     13,500       13,630
      1.46%, 11/17/04                                     15,000       15,000


20 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      1.41%, 12/13/04                                     15,000       14,991
      1.50%, 02/28/05                                     10,000       10,000
      1.40%, 04/01/05                                     15,000       15,000
      4.13%, 05/13/05                                     10,000       10,215

      FREDDIE MAC
      3.00%, 07/15/04                                     51,248       51,286
      6.25%, 07/15/04                                     60,000       60,118
      4.50%, 08/15/04                                     23,000       23,096
      1.88%, 01/15/05                                     20,000       19,999
      3.88%, 02/15/05                                     10,000       10,163
      1.32%, 02/23/05                                     25,000       25,000
                                                                   -----------
                                                                      437,978
      VARIABLE-RATE OBLIGATIONS 12.5% of net assets

      COUPON NOTES 12.5%
      ------------------------------------------------------------------------
      FANNIE MAE
      0.98%, 07/06/04                                     30,000       29,975
      0.97%, 07/29/04                                     50,000       49,972
      0.99%, 09/07/04                                     50,000       49,965
      1.28%, 09/09/04                                     40,000       39,977

      FEDERAL HOME LOAN BANK
      1.00%, 07/06/04                                     60,000       59,962
      1.24%, 08/06/04                                     15,000       15,000
      1.51%, 09/30/04                                     50,000       49,999

      FREDDIE MAC
      1.10%, 07/07/04                                     64,125       64,129
                                                                   -----------
                                                                      358,979

                                                   MATURITY AMOUNT   VALUE
      SECURITY                                       ($ x 1,000)  ($ X 1,000)
      OTHER INVESTMENTS  44.5% of net assets

      REPURCHASE AGREEMENTS  44.5%
      -------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $56,100
      1.37%, issued 06/28/04,
      due 07/07/04                                        25,009       25,000
      1.40%, issued 06/29/04,
      due 07/07/04                                        30,009       30,000

      BEAR STEARN & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $51,054
      1.30%, issued 05/03/04,
      due 07/07/04                                        20,047       20,000
      1.34%, issued 06/24/04,
      due 07/07/04                                        30,015       30,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $490,485
      1.50%, issued 06/30/04,
      due 07/01/04                                       175,870      175,862
      1.07%, issued 06/04/04,
      due 07/06/04                                        75,071       75,000
      1.09%, issued 06/08/04,
      due 07/07/04                                       100,088      100,000
      1.11%, issued 05/25/04,
      due 07/07/04                                        50,066       50,000
      1.11%, issued 06/09/04,
      due 07/07/04                                        50,043       50,000
      1.16%, issued 05/14/04,
      due 07/07/04                                        30,052       30,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $179,520
      1.56%, issued 06/30/04,
      due 07/01/04                                       176,008      176,000

      MORGAN STANLEY & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $81,600
      1.08%, issued 05/03/04,
      due 07/07/04                                        45,088       45,000
      1.17%, issued 06/14/04,
      due 07/07/04                                        35,026       35,000


                                                         See financial notes. 21

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued

                                                   MATURITY AMOUNT    VALUE
      SECURITY                                       ($ x 1,000)   ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $439,630
      1.55%, issued 06/30/04,
      due 07/01/04                                       176,008      176,000
      1.04%, issued 05/07/04,
      due 07/06/04                                        30,052       30,000
      1.04%, issued 03/17/04,
      due 07/07/04                                        30,097       30,000
      1.04%, issued 03/18/04,
      due 07/07/04                                        30,096       30,000
      1.06%, issued 05/05/04,
      due 07/07/04                                        65,121       65,000
      1.08%, issued 04/26/04,
      due 07/07/04                                        60,130       60,000
      1.41%, issued 06/30/04,
      due 07/07/04                                        40,011       40,000
                                                                   -----------
                                                                    1,272,862

END OF INVESTMENTS.


22 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                              $1,666,513 a
Repurchase agreements, at value                                     1,272,862 a
Interest receivable                                                     7,066
Prepaid expenses                                                 +         22
                                                                 -------------
TOTAL ASSETS                                                        2,946,463

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              477
   Investments bought                                                  82,673
   Investment adviser and administrator fees                               22
   Transfer agent and shareholder service fees                             35
Accrued expenses                                                 +        162
                                                                 -------------
TOTAL LIABILITIES                                                      83,369

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        2,946,463
TOTAL LIABILITIES                                                -     83,369
                                                                 -------------
NET ASSETS                                                         $2,863,094

NET ASSETS BY SOURCE
Capital received from investors                                     2,863,815
Net realized capital losses                                              (721)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING   =   NAV
$2,863,094           2,864,206         $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $2,939,375.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO       $2,939,375

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
   2004                             $162
   2005                              226
   2006                              119
   2007                              184
   2008                               13
   2010                                1
   2011                     +         16
                            ------------
                                    $721


                                                         See financial notes. 23

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                              $15,817

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               5,140 a
Transfer agent and shareholder service fees                             6,417 b
Trustees' fees                                                             17 c
Custodian and portfolio accounting fees                                   117
Professional fees                                                          16
Registration fees                                                          91
Shareholder reports                                                        60
Other expenses                                                     +       15
                                                                   -----------
Total expenses                                                         11,873
Expense reduction                                                  -    1,178 d
                                                                   -----------
NET EXPENSES                                                           10,695

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                15,817
NET EXPENSES                                                       -   10,695
                                                                   -----------
NET INVESTMENT INCOME                                                   5,122
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $5,122

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


24 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                               $5,122            $14,944
Net realized losses                         +           --                (16)
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               5,122             14,928

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 5,122             14,944 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                      4,521,361          8,476,017
Shares reinvested                                    4,590             14,704
Shares redeemed                             +   (4,500,386)        (8,744,747)
                                            ----------------------------------
NET TRANSACTIONS IN FUND SHARES                     25,565           (254,026)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              2,837,529          3,091,571
Total increase or decrease                  +       25,565           (254,042) c
                                            ----------------------------------
END OF PERIOD                                   $2,863,094         $2,837,529

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  CURRENT YEAR
  Ordinary income              $14,944
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 25

SCHWAB U.S. TREASURY MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/04-     1/1/03-    1/1/02-     1/1/01-     1/1/00-      1/1/99-
                                            6/30/04*    12/31/03   12/31/02    12/31/01    12/31/00     12/31/99
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.00 1      0.00 1     0.01        0.04        0.05         0.04
Less distributions:
   Dividends from net investment income       (0.00) 1    (0.00) 1   (0.01)      (0.04)      (0.05)       (0.04)
                                            ---------------------------------------------------------------------
Net asset value at end of period               1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Total return (%)                               0.18 2      0.49       1.15        3.61        5.40         4.25

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.65 3      0.65       0.65        0.65        0.66 4       0.65
   Gross operating expenses                    0.82 3      0.82       0.82        0.84        0.85         0.86
   Net investment income                       0.36 3      0.49       1.15        3.44        5.27         4.18
Net assets, end of period ($ x 1,000,000)     4,213       4,046      4,323       4,042       2,750        2,592

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                       COST          VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)     ($x1,000)
------------------------------------------------------------------------------
104.4%    U.S. GOVERNMENT
          SECURITIES                                 4,398,102      4,398,102
------------------------------------------------------------------------------
104.4%    TOTAL INVESTMENTS                          4,398,102      4,398,102

 (4.4)%   OTHER ASSETS AND
          LIABILITIES                                                (185,240)
------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                          4,212,862

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 104.4% of net assets

      TREASURY BILLS 65.9%
      ------------------------------------------------------------------------
      U.S. TREASURY BILLS
      0.89%, 07/01/04                                     18,220       18,220
      0.90%, 07/01/04                                     21,580       21,580
      0.94%, 07/01/04                                     40,000       40,000
      0.95%, 07/01/04                                    143,155      143,155
      1.00%, 07/08/04                                    269,545      269,492
      1.01%, 07/08/04                                     45,330       45,321
      1.02%, 07/08/04                                    300,000      299,940
      0.92%, 07/15/04                                    100,000       99,964
      0.93%, 07/15/04                                     51,805       51,786
      0.94%, 07/15/04                                    135,595      135,546
      0.95%, 07/15/04                                    175,000      174,935
      1.02%, 07/15/04                                     3,010         3,009
      1.06%, 07/15/04                                     45,500       45,481
      0.98%, 08/05/04                                      4,195        4,191
      1.04%, 08/05/04                                      6,845        6,838
      1.12%, 08/05/04                                      1,910        1,908
      0.98%, 08/19/04                                     50,000       49,933
      1.01%, 08/19/04                                    100,000       99,863
      1.02%, 08/19/04                                    249,395      249,050
      1.03%, 08/19/04                                    160,520      160,296
      1.04%, 08/19/04                                     35,225       35,175
      1.05%, 08/26/04                                     64,125       64,021
      1.00%, 09/02/04                                     50,000       49,913
      1.01%, 09/02/04                                     50,000       49,912
      1.17%, 09/02/04                                    100,000       99,796
      0.98%, 09/16/04                                     11,600       11,576
      1.30%, 09/16/04                                     10,470       10,441
      1.29%, 09/23/04                                     15,045       15,000
      1.35%, 09/30/04                                    100,000       99,659
      1.36%, 09/30/04                                    140,000      139,520
      1.10%, 10/21/04                                     50,000       49,830
      1.34%, 11/18/04                                     12,515       12,450
      1.36%, 11/18/04                                     44,000       43,769
      1.38%, 11/26/04                                     92,810       92,285
      1.40%, 12/02/04                                     30,000       29,822
      1.42%, 12/02/04                                     50,000       49,700
      1.46%, 12/02/04                                      3,370        3,349
                                                                  -----------
                                                                    2,776,726

      TREASURY NOTES 38.5%
      ------------------------------------------------------------------------
      U.S. TREASURY NOTES
      2.25%, 07/31/04                                    603,555      604,166
      6.00%, 08/15/04                                    217,900      219,235
      7.25%, 08/15/04                                     25,000       25,192
      2.13%, 08/31/04                                    133,750      133,975
      1.88%, 09/30/04                                     34,945       35,015
      2.13%, 10/31/04                                    146,265      146,785
      5.88%, 11/15/04                                    150,720      153,357
      2.00%, 11/30/04                                    116,565      116,862
      1.75%, 12/31/04                                     35,000       35,078
      1.50%, 02/28/05                                     27,245       27,292
      1.63%, 03/31/05                                    124,285      124,419
                                                                  -----------
                                                                    1,621,376

END OF INVESTMENTS.


                                                         See financial notes. 27

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                              $4,398,102 a
Cash                                                                        2
Interest receivable                                                    14,908
Prepaid expenses                                               +           75
                                                               ---------------
TOTAL ASSETS                                                        4,413,087

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              729
   Payables for investments purchased                                 199,315
   Investment adviser and administrator fees                               21
   Transfer agent and shareholder service fees                             51
Accrued expenses                                               +          109
                                                               ---------------
TOTAL LIABILITIES                                                     200,225

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        4,413,087
TOTAL LIABILITIES                                              -      200,225
                                                               ---------------
NET ASSETS                                                         $4,212,862

NET ASSETS BY SOURCE
Capital received from investors                                     4,213,744
Net realized capital losses                                              (882)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING   =   NAV
$4,212,862           4,213,807         $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $4,398,102.

FEDERAL TAX DATA
---------------------------------------
COST BASIS OF PORTFOLIO     $4,398,109

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
   2005                            $62
   2006                             89
   2007                            580
   2010                             66
   2011                   +         75
                          -------------
                                  $872


28 See financial tables.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                              $21,014

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                   (10)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               7,417 a
Transfer agent and shareholder service fees                             9,334 b
Trustees' fees                                                             18 c
Custodian and portfolio accounting fees                                   159
Professional fees                                                          18
Registration fees                                                          65
Shareholder reports                                                        19
Other expenses                                                     +       18
                                                                   -----------
Total expenses                                                         17,048
Expense reduction                                                  -    3,565 d
                                                                   -----------
NET EXPENSES                                                           13,483

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                21,014
NET EXPENSES                                                       -   13,483
                                                                   -----------
NET INVESTMENT INCOME                                                   7,531
NET REALIZED LOSSES                                                +      (10)
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $7,521

  Unless stated, all numbers x 1,000.


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 29

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                               $7,531            $20,290
Net realized losses                         +          (10)               (56)
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               7,521             20,234

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 7,531             20,290 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                      5,890,348         10,404,314
Shares reinvested                                    6,730             20,037
Shares redeemed                             +   (5,730,016)       (10,701,867)
                                            ----------------------------------
NET TRANSACTIONS IN FUND SHARES                    167,062           (277,516)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              4,045,810          4,323,382
Total increase or decrease                  +      167,052           (277,572) c
                                            ----------------------------------
END OF PERIOD                                   $4,212,862         $4,045,810

  Unless stated, all numbers x 1,000.


a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income              $20,290
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


30 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/04-     1/1/03-    1/1/02-    1/1/01-    1/1/00-     1/1/99-
INVESTOR SHARES                               6/30/04*    12/31/03   12/31/02   12/31/01   12/31/00    12/31/99
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00       1.00       1.00        1.00        1.00
                                              -------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.00 1      0.01       0.02       0.04        0.06        0.05
                                              -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.00) 1    (0.01)     (0.02)     (0.04)      (0.06)       (0.05)
                                              -------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00       1.00       1.00        1.00         1.00
                                              -------------------------------------------------------------------
Total return (%)                                 0.34 2      0.80       1.55       4.05        6.22         5.01

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                         0.45 3      0.45       0.45       0.43        0.41 4       0.40
  Gross operating expenses                       0.56 3      0.55       0.54       0.56        0.60         0.61
  Net investment income                          0.68 3      0.81       1.55       3.92        6.07         4.91
Net assets, end of period ($ x 1,000,000)      25,706      28,860     38,728     44,247      36,319       27,265

                                               1/1/04-    2/28/03 5-
SELECT SHARES                                 6/30/04*   12/31/03
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00
                                              -------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.00 1     0.01
                                              -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.00) 1   (0.01)
                                              -------------------------------------------------------------------
Net asset value at end of period                 1.00       1.00
                                              -------------------------------------------------------------------
Total return (%)                                 0.39 2     0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                         0.35 3     0.35 3
  Gross operating expenses                       0.56 3     0.55 3
  Net investment income                          0.78 3     0.83 3
Net assets, end of period ($ x 1,000,000)       1,026      1,013

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

5 Commencement of operations.


                                                         See financial notes. 31

SCHWAB VALUE ADVANTAGE MONEY FUND

                                              1/1/04-      1/1/03-   7/1/02 1-
INSTITUTIONAL SHARES                          6/30/04*    12/31/03   12/31/02
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00      1.00
                                              ----------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.00 2      0.01      0.01
                                              ----------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.00) 2    (0.01)    (0.01)
                                              ----------------------------------------------------------------
Net asset value at end of period                 1.00        1.00      1.00
                                              ----------------------------------------------------------------
Total return (%)                                 0.44 3      1.01      0.81 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                         0.24 4      0.24      0.24 4
  Gross operating expenses                       0.56 4      0.55      0.55 4
  Net investment income                          0.89 4      1.00      1.57 4
Net assets, end of period ($ x 1,000,000)         940         720       521

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


32 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 * Asset-backed security

 + Credit-enhanced security

 o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
73.0%     FIXED-RATE
          OBLIGATIONS                                    20,202,810   20,202,810

1.4%      U.S. GOVERNMENT
          SECURITIES                                        375,000      375,000

13.7%     VARIABLE-RATE
          OBLIGATIONS                                     3,788,039    3,788,039

11.9%     OTHER INVESTMENTS                               3,302,431    3,302,431
--------------------------------------------------------------------------------
100.0%    TOTAL INVESTMENTS                              27,668,280   27,668,280

0.0%      OTHER ASSETS AND
          LIABILITIES                                                      3,585
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            27,671,865

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS 73.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 39.1%
      --------------------------------------------------------------------------
      AB SPINTAB
      1.04%, 07/07/04                                        24,000       23,996

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 07/22/04                                        20,000       19,987
      1.51%, 09/24/04                                        68,000       67,759

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.20%, 08/16/04                                       100,000       99,847

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      1.08%, 07/06/04                                        30,000       29,995

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      1.18%, 08/05/04                                        49,000       48,944
      1.10%, 08/25/04                                        50,000       49,917

   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.39%, 08/23/04                                        19,000       18,961
      1.38%, 08/24/04                                        99,000       98,795
      1.54%, 09/21/04                                        96,000       95,665

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.50%, 09/20/04                                        15,000       14,950

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.22%, 08/17/04                                        29,000       28,954
      1.36%, 08/19/04                                        50,537       50,443
      1.48%, 09/16/04                                       115,205      114,843

      BANK OF AMERICA CORP.
      1.06%, 07/07/04                                       435,000      434,923
      1.06%, 07/08/04                                        90,000       89,981

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 07/23/04                                        30,000       29,980

      BEAR STEARNS COMPANIES, INC.
      1.04%, 07/09/04                                        34,000       33,992
      1.05%, 07/14/04                                        50,000       49,981
      1.04%, 07/21/04                                       100,000       99,942

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/01/04                                        14,000       14,000
      1.25%, 07/29/04                                        15,000       14,985
      1.23%, 08/16/04                                        48,500       48,424
      1.29%, 09/01/04                                        20,000       19,956
      1.32%, 09/07/04                                        18,000       17,955
      1.50%, 09/23/04                                        34,000       33,882


                                                         See financial notes. 33

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    * CC (USA), INC., SECTION 3C7 / 144A
      1.05%, 07/02/04                                        36,000       35,999
      1.05%, 07/15/04                                        50,000       49,980
      1.24%, 08/09/04                                        75,000       75,000
      1.25%, 08/26/04                                        45,000       44,912
      1.51%, 09/15/04                                        29,000       28,908
      1.54%, 09/27/04                                        22,000       21,918

      CITICORP
      1.15%, 07/09/04                                        50,000       49,987
      1.34%, 08/03/04                                        45,000       44,945
      1.30%, 08/10/04                                       131,000      130,811

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.04%, 07/07/04                                       145,000      144,975
      1.04%, 07/09/04                                       117,000      116,973
      1.09%, 07/16/04                                        50,000       49,977
      1.09%, 07/20/04                                       172,000      171,901
      1.10%, 07/21/04                                        20,000       19,988

   *+ CLIPPER RECEIVABLES CORP., SECTION 4(2) / 144A
      1.07%, 07/06/04                                        15,000       14,998
      1.07%, 07/07/04                                        21,900       21,896
      1.07%, 07/09/04                                        75,000       74,982
      1.10%, 07/21/04                                        50,000       49,969

   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
      Series A
      1.13%, 07/06/04                                        95,000       94,985
      1.08%, 07/07/04                                        45,000       44,992
      1.11%, 07/13/04                                        80,550       80,520
      1.27%, 07/16/04                                        78,000       77,959
      1.27%, 07/19/04                                        73,000       72,954
      1.20%, 08/17/04                                        20,000       19,969
      1.20%, 08/18/04                                        50,000       49,920
      Class C Note
      1.28%, 07/16/04                                        21,000       20,989

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      1.11%, 07/06/04                                        41,000       40,994
      1.08%, 07/09/04                                        20,691       20,686
      1.07%, 07/16/04                                        50,000       49,978
      1.16%, 07/16/04                                        20,000       19,990
      1.36%, 09/02/04                                       111,133      110,869
      1.52%, 09/07/04                                        83,354       83,115
      1.39%, 09/08/04                                        18,000       17,952

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.07%, 07/01/04                                        25,000       25,000
      1.10%, 07/08/04                                        60,000       59,987
      1.09%, 07/09/04                                        14,000       13,997
      1.10%, 07/13/04                                       107,000      106,961
      1.11%, 07/15/04                                        10,000        9,996
      1.16%, 07/15/04                                        64,000       63,971
      1.25%, 07/21/04                                       135,000      134,906
      1.24%, 08/09/04                                        40,000       39,946
      1.54%, 09/27/04                                        10,000        9,963

   *+ DELAWARE FUNDING CORP., SECTION 4(2) / 144A
      1.15%, 07/14/04                                         9,431        9,427

      DNB NOR BANK ASA
      1.04%, 07/08/04                                        36,000       35,993

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.15%, 07/26/04                                        18,500       18,485
      1.29%, 09/02/04                                        20,000       19,955
      1.35%, 09/10/04                                        72,000       71,808
      1.40%, 09/10/04                                        40,000       39,890

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.04%, 07/08/04                                       157,156      157,124
      1.15%, 07/12/04                                         1,018        1,018
      1.13%, 07/22/04                                       289,000      288,810
      1.29%, 09/02/04                                       100,000       99,774

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 07/13/04                                       101,000      100,963
      1.07%, 07/14/04                                         4,000        3,998
      1.12%, 07/19/04                                        28,000       27,984
      1.27%, 09/02/04                                        15,000       14,967

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      1.15%, 07/13/04                                        22,034       22,026
      1.13%, 07/21/04                                        14,069       14,060
      1.13%, 08/06/04                                        14,300       14,284
      1.20%, 08/16/04                                         7,678        7,666

   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.08%, 07/02/04                                        25,000       24,999
      1.25%, 07/21/04                                        66,000       65,954
      1.24%, 07/26/04                                       180,137      179,982

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.25%, 07/27/04                                        87,000       86,921
      1.27%, 07/28/04                                        70,000       69,933
      1.22%, 08/17/04                                       143,000      142,772
      1.35%, 08/19/04                                        80,000       79,853

      GENERAL ELECTRIC CAPITAL CORP.
      1.04%, 07/09/04                                       185,000      184,957
      1.04%, 07/14/04                                       200,000      199,925


34 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      1.10%, 07/16/04                                       225,000      224,897
      1.04%, 07/22/04                                        24,000       23,985
      1.48%, 09/16/04                                       178,000      177,440

      GENERAL ELECTRIC CAPITAL SERVICES
      1.13%, 07/14/04                                       100,000      99,959
      1.04%, 07/16/04                                        40,000       39,983
      1.48%, 09/17/04                                       115,000      114,634

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.16%, 07/12/04                                        70,008       69,983
      1.11%, 07/15/04                                        95,000       94,959
      1.11%, 07/16/04                                        50,000       49,977
      1.27%, 07/29/04                                       140,000      139,862
      1.51%, 09/15/04                                         8,375        8,348

   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.16%, 07/16/04                                        67,000       66,968
      1.13%, 07/23/04                                        12,000       11,992
      1.36%, 08/23/04                                       185,700      185,328
      1.51%, 09/21/04                                        40,000       39,863
      1.54%, 09/27/04                                        10,000       9,963

    + HBOS TREASURY SERVICES, PLC
      1.04%, 07/22/04                                        50,000       49,970
      1.10%, 08/19/04                                        69,700       69,597
      1.10%, 08/31/04                                        19,270       19,234

      HSBC U.S.A., INC.
      1.04%, 07/13/04                                        40,000       39,986

      HSH NORDBANK, AG SECTION 4(2) / 144A
      1.10%, 07/19/04                                         8,500        8,495

    + ING (U.S.) FUNDING, L.L.C.
      1.11%, 09/01/04                                        10,000       9,981

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.06%, 07/01/04                                        44,000       44,000
      1.23%, 07/21/04                                        95,000       94,935

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.11%, 07/22/04                                        28,000       27,982
      1.11%, 07/26/04                                        30,000       29,977
      1.15%, 07/26/04                                        15,000       14,988
      1.11%, 09/01/04                                        88,000       87,833
      1.13%, 09/01/04                                        90,681       90,506
      1.27%, 09/08/04                                       115,000      114,720
      1.37%, 09/08/04                                        62,000       61,837
      1.51%, 09/15/04                                        11,322       11,286
      1.50%, 11/09/04                                        24,852       24,717

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 08/19/04                                        10,000        9,985

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 07/12/04                                        18,000       17,994
      1.16%, 07/14/04                                        49,712       49,691
      1.22%, 08/19/04                                        52,000       51,914
      1.26%, 08/24/04                                        28,000       27,947

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.23%, 08/23/04                                        50,000       49,909

      MORGAN STANLEY
      1.14%, 07/06/04                                        50,000       49,992
      1.30%, 08/09/04                                       150,000      149,789

      NATIONWIDE BUILDING SOCIETY
      1.09%, 07/15/04                                        90,000       89,962

    + NBNZ INTERNATIONAL LTD.
      1.13%, 07/12/04                                        92,000       91,968

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.09%, 07/12/04                                         5,000        4,998
      1.23%, 08/18/04                                        46,000       45,925
      1.36%, 08/20/04                                        80,000       79,849
      1.36%, 08/23/04                                        75,000       74,850
      1.53%, 09/24/04                                        25,000       24,910

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      1.07%, 07/02/04                                        25,869       25,868
      1.17%, 07/13/04                                        22,662       22,653
      1.26%, 07/30/04                                        33,203       33,169
      1.51%, 09/13/04                                        42,000       41,871
      1.51%, 09/20/04                                         7,922        7,895

    + NORDEA NORTH AMERICA, INC.
      1.08%, 09/24/04                                        50,000       49,874

   *+ OLD LINE FUNDING L.L.C., SECTION 4(2) / 144A
      1.14%, 07/12/04                                        21,000       20,993
      1.15%, 07/15/04                                        56,482       56,457
      1.14%, 07/16/04                                        45,000       44,979
      1.25%, 07/26/04                                        21,288       21,270
      1.25%, 07/28/04                                        30,690       30,661
      1.50%, 09/20/04                                         7,845        7,819

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.11%, 07/09/04                                        27,000       26,993
      1.12%, 07/13/04                                        25,000       24,991
      1.05%, 07/15/04                                        30,000       29,988

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.28%, 08/11/04                                       150,000      149,781


                                                         See financial notes. 35

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.11%, 07/23/04                                         6,000        5,996

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.17%, 07/12/04                                        30,029       30,018
      1.05%, 07/15/04                                        30,181       30,169
      1.05%, 07/26/04                                        10,040       10,033
      1.32%, 07/27/04                                       100,000       99,905
      1.20%, 08/16/04                                        20,000       19,969
      1.25%, 08/26/04                                        50,000       49,903
      1.51%, 09/14/04                                        26,054       25,973
      1.51%, 09/15/04                                        23,202       23,129
      1.51%, 09/20/04                                        47,313       47,153
      1.08%, 09/22/04                                        25,000       24,938
      1.51%, 09/22/04                                        16,126       16,070
      1.54%, 09/27/04                                         8,516        8,484

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/26/04                                       107,310      107,232
      1.10%, 08/20/04                                        18,000       17,973
      1.10%, 09/21/04                                        20,000       19,950
      1.52%, 09/27/04                                        18,000       17,934
      1.53%, 09/27/04                                        42,000       41,843
      1.54%, 09/27/04                                        11,520       11,477

    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
      1.50%, 09/23/04                                        48,000       47,833

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      1.06%, 07/01/04                                        40,000       40,000
      1.10%, 07/06/04                                        22,000       21,997
      1.25%, 07/20/04                                        15,122       15,112
      1.26%, 07/26/04                                        23,090       23,070
      1.50%, 09/20/04                                        54,243       54,061

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.25%, 07/15/04                                        39,539       39,520

    + WESTPAC CAPITAL CORP.
      1.10%, 07/12/04                                         8,000        7,997
      1.09%, 10/01/04                                       100,000       99,723

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      1.27%, 09/01/04                                        19,792       19,749
      1.33%, 09/03/04                                        15,209       15,173
      1.33%, 09/07/04                                        30,106       30,030
      1.61%, 10/05/04                                        19,000       18,919

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      1.07%, 07/01/04                                       160,162      160,162
                                                                      ----------
                                                                      10,827,928
      CERTIFICATES OF DEPOSIT 30.7%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.29%, 09/07/04                                       100,000      100,000

      ABN-AMRO BANK, NV
      1.10%, 07/21/04                                       157,000      157,000
      1.09%, 09/07/04                                        60,000       60,000

      ALLIANCE & LEICESTER, PLC
      1.09%, 08/24/04                                        23,000       23,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      1.10%, 07/20/04                                       150,000      150,000
      1.11%, 07/23/04                                       130,000      130,000
      1.82%, 12/31/04                                       131,000      131,003

      BANCO SANTANDER CENTRAL HISPANO S.A.
      1.53%, 09/28/04                                       276,000      276,000

      BARCLAYS BANK, PLC
      1.05%, 07/26/04                                        80,000       80,000
      1.18%, 08/13/04                                        70,000       70,000
      1.25%, 08/13/04                                       150,000      149,987
      1.35%, 08/26/04                                        49,000       48,999

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.71%, 05/23/05                                        30,000       29,996

      BNP PARIBAS
      1.05%, 07/12/04                                       183,000      183,000
      1.10%, 07/23/04                                       225,000      225,000
      1.50%, 05/06/05                                       150,000      149,987

      CALYON
      1.14%, 09/13/04                                       169,000      169,000

      CITIBANK, N.A.
      1.23%, 08/25/04                                        94,000       94,000
      1.29%, 09/07/04                                       134,000      134,000
      1.49%, 09/24/04                                       170,000      170,000
      1.53%, 09/29/04                                        37,000       37,000
      1.54%, 09/29/04                                        25,000       25,000

      CREDIT SUISSE FIRST BOSTON
      1.06%, 08/04/04                                        65,000       65,000

      DNB NOR BANK ASA
      1.10%, 09/08/04                                        45,000       45,000
      1.34%, 09/08/04                                        30,000       30,000

      DEUTSCHE BANK, AG
      1.05%, 07/08/04                                        40,000       40,001
      1.11%, 07/22/04                                       200,000      200,000
      1.40%, 09/03/04                                       110,000      110,000


36 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      1.41%, 10/15/04                                       285,000      285,000
      1.42%, 10/27/04                                        27,000       27,000
      1.50%, 11/19/04                                       100,000      100,000
      1.60%, 05/20/05                                        40,000       40,000

      DEXIA BANK BELGIUM
      1.36%, 08/24/04                                        25,000       25,000
      1.50%, 05/04/05                                        74,000       73,991

      FIRST TENNESSEE BANK, N.A.
      1.23%, 08/05/04                                        47,000       46,994

      FORTIS BANK
      1.05%, 07/02/04                                       150,000      150,000

    + HBOS TREASURY SERVICES, PLC
      1.04%, 07/19/04                                        80,000       80,000
      1.10%, 07/23/04                                        30,000       30,000
      1.09%, 08/24/04                                        15,000       15,000
      1.10%, 08/25/04                                        35,000       35,000
      1.29%, 09/07/04                                        60,000       60,000
      1.50%, 09/24/04                                        45,000       45,000

      HSH NORDBANK, AG
      1.42%, 09/07/04                                        92,000       91,998
      1.10%, 10/29/04                                        70,000       70,016
      1.42%, 10/29/04                                        18,000       17,999
      2.12%, 06/15/05                                        65,000       64,988

      ING BANK, NV
      1.07%, 07/01/04                                       110,000      110,000
      1.10%, 09/01/04                                       100,000      100,000

      KBC BANK, NV
      1.33%, 09/15/04                                        72,000       72,001

      LANDESBANK BADEN-WURTTEMBERG
      1.08%, 07/07/04                                        25,000       25,000
      1.04%, 07/19/04                                        13,000       13,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.35%, 08/26/04                                        80,000       79,999
      1.11%, 09/21/04                                        10,000       10,000
      1.51%, 11/19/04                                        62,000       62,000
      1.52%, 05/13/05                                        20,000       20,000

      LLOYDS TSB BANK, PLC
      1.50%, 09/27/04                                       185,000      185,000

      NATIONAL AUSTRALIA BANK, LTD.
      1.10%, 07/20/04                                        93,000       93,000

      NATIONWIDE BUILDING SOCIETY
      1.50%, 09/24/04                                        22,000       22,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.40%, 08/05/04                                        33,000       33,000
      1.38%, 09/03/04                                         5,000        5,000
      1.50%, 05/06/05                                        30,000       30,000
      1.51%, 05/13/05                                        46,000       45,992
      1.63%, 05/16/05                                       117,000      116,985
      1.60%, 05/20/05                                        28,000       28,000

      NORDEA BANK FINLAND, PLC
      1.04%, 07/26/04                                       166,000      166,000
      1.04%, 07/30/04                                        85,000       85,000
      1.05%, 08/02/04                                        35,000       35,000

      ROYAL BANK OF SCOTLAND, PLC
      1.04%, 07/23/04                                        87,000       87,000
      1.35%, 08/26/04                                       100,000      99,999
      1.40%, 09/07/04                                        85,000       84,999
      1.75%, 05/27/05                                        45,000       44,994
      2.17%, 07/01/05                                        75,000       74,982

      SAN PAOLO IMI SPA
      1.11%, 09/08/04                                       200,000      200,000

      SOCIETE GENERALE
      1.04%, 07/19/04                                        75,000       75,000
      1.38%, 09/14/04                                       340,000      340,000
      1.09%, 10/05/04                                        73,000       73,000

      UBS, AG
      1.32%, 08/04/04                                        25,000       25,000
      1.38%, 08/26/04                                        45,000       44,999
      1.42%, 11/12/04                                       200,000      199,996
      1.40%, 04/04/05                                       200,000      199,977

      UNICREDITO ITALIANO SPA
      1.10%, 07/23/04                                       131,000      131,000
      1.10%, 07/29/04                                       100,000      100,000
      1.28%, 09/03/04                                        42,000       42,000
      1.54%, 09/28/04                                       233,000      233,000
      1.55%, 09/30/04                                        42,000       42,000

      WASHINGTON MUTUAL BANK, FA
      1.11%, 07/09/04                                        15,000       15,000
      1.10%, 07/14/04                                        99,000       99,000
      1.56%, 10/01/04                                       110,000      110,000

      WELLS FARGO BANK, N.A.
      1.10%, 07/08/04                                       290,000      290,000
      1.10%, 07/09/04                                        93,000       93,000
      1.27%, 07/30/04                                        98,000       98,000

      WILMINGTON TRUST CO.
      1.11%, 09/02/04                                        28,000       28,000
                                                                      ----------
                                                                       8,508,882


                                                         See financial notes. 37

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      BANK NOTES 1.3%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.04%, 07/20/04                                       155,000      155,000

      LASALLE NATIONAL BANK, N.A.
      1.09%, 09/02/04                                        66,000       66,000

      STANDARD FEDERAL BANK, N.A.
      1.09%, 07/09/04                                        60,000       60,000
      1.09%, 08/19/04                                        70,000       70,000
                                                                      ----------
                                                                         351,000

      PROMISSORY NOTES 1.9%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.25%, 07/06/04                                       187,000      187,000
      1.28%, 08/26/04                                        40,000       40,000
      1.27%, 10/06/04                                        12,000       12,000
      1.33%, 11/08/04                                        70,000       70,000
      1.24%, 12/17/04                                       206,000      206,000
                                                                      ----------
                                                                         515,000


      U.S. GOVERNMENT SECURITIES 1.4% of net assets

      COUPON NOTES 1.4%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.43%, 02/09/05                                       175,000      175,000
      1.35%, 04/28/05                                        50,000       50,000
      1.50%, 05/09/05                                        70,000       70,000
      1.61%, 05/13/05                                        80,000       80,000
                                                                      ----------
                                                                         375,000

      VARIABLE-RATE OBLIGATIONS 13.7% of net assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB Series II-A-6
      1.32%, 07/07/04                                        27,800       27,800

      BANK OF NEW YORK CO., INC., 144A
      1.34%, 07/27/04                                        50,000       50,000

      BARCLAYS BANK, PLC
      1.16%, 07/15/04                                       400,000      399,842
      1.23%, 07/26/04                                        40,000       39,989

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.28%, 07/29/04                                        30,000       29,998

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.29%, 07/15/04                                       100,000      100,000

    + CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
      1.35%, 07/01/04                                        13,000       13,000

      CHASE MANHATTAN BANK (USA)
      1.14%, 07/12/04                                       100,000      100,000

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
      1.40%, 07/07/04                                        40,000       40,000

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
      1.40%, 07/07/04                                         6,015        6,015

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.30%, 07/26/04                                        65,000       65,009

      FANNIE MAE
      0.98%, 07/06/04                                       100,000       99,918
      1.21%, 07/29/04                                       200,000      199,889

      FEDERAL HOME LOAN BANK
      1.05%, 07/06/04                                       225,000      224,857

   +o GE LIFE & ANNUITY ASSURANCE CO.
      1.15%, 07/01/04                                        50,000       50,000

      GENERAL ELECTRIC CAPITAL CORP.
      1.36%, 07/19/04                                       225,000      225,000

      LANDESBANK BADEN-WURTTEMBERG
      1.27%, 09/07/04                                       185,000      184,975

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
      1.15%, 07/23/04                                        47,000       47,000

      LINKS FINANCE L.L.C., SECTION 3C7 / 144A
      1.23%, 07/20/04                                        50,000       49,990

      LLOYDS TSB BANK, PLC
      1.11%, 07/13/04                                        48,000       47,995

    + LOANSTAR ASSETS PARTNERS II, L.P.
      1.16%, 07/07/04                                        25,000       25,000

    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
      1.52%, 07/07/04                                        30,000       30,000

      MERRILL LYNCH & CO, INC.
      1.06%, 07/01/04                                        85,000       85,000

    o METROPOLITAN LIFE INSURANCE CO.
      1.16%, 07/30/04                                        50,000       50,000
      1.26%, 08/02/04                                       100,000      100,000


38 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    o MONUMENTAL LIFE INSURANCE CO.
      1.19%, 07/01/04                                       100,000      100,000
      1.21%, 07/01/04                                       100,000      100,000
      1.28%, 07/01/04                                        10,000       10,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY, 144A
      Taxable Economic Development
      Bonds (MSNBC CNBC Project)
      Series 1997A
      1.09%, 07/01/04                                        21,500       21,500

      ROYAL BANK OF CANADA
      1.05%, 07/06/04                                        40,000       39,992

      ROYAL BANK OF CANADA, 144A
      1.16%, 07/12/04                                        40,000       40,000

      ROYAL BANK OF SCOTLAND, PLC
      1.11%, 07/12/04                                        34,000       33,990
      1.14%, 07/14/04                                        85,000       84,994

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.13%, 07/12/04                                        25,000       25,000
      1.16%, 07/12/04                                        20,000       20,000
      1.23%, 07/15/04                                        45,000       44,991
      1.23%, 07/20/04                                       135,000      134,974
      1.24%, 07/20/04                                        25,000       24,995
      1.25%, 07/20/04                                       110,000      109,996
      1.24%, 07/21/04                                        55,000       54,999
      1.25%, 07/26/04                                        50,000       49,992

    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB
      (Nussdorf Associates/Quality
      King Distributions, Inc. Facility)
      Series 1992
      1.70%, 07/07/04                                         2,595        2,595

    o TRAVELERS INSURANCE CO.
      1.24%, 08/02/04                                        50,000       50,000
      1.35%, 08/20/04                                       100,000      100,000

      UBS, AG
      1.18%, 07/19/04                                       250,000      249,920

      WELLS FARGO & CO.
      1.60%, 09/24/04                                        98,750       98,824

      WELLS FARGO & CO., 144A
      1.30%, 07/15/04                                       100,000      100,000
                                                                      ----------
                                                                       3,788,039

                                                      MATURITY AMOUNT   VALUE
      SECURITY                                          ($ x 1,000)  ($ x 1,000)
      OTHER INVESTMENTS 11.9% of net assets

      REPURCHASE AGREEMENTS 11.9%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $502,283
      1.50%, issued 06/30/04,
      due 07/01/04                                           77,434       77,431
      1.17%, issued 06/09/04,
      due 07/07/04                                          415,378      415,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $204,000
      1.56%, issued 06/30/04,
      due 07/01/04                                          200,009      200,000

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,022,550
      1.55%, issued 06/30/04,
      due 07/01/04                                        1,000,043    1,000,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,642,216
      1.55%, issued 06/30/04,
      due 07/01/04                                          600,026      600,000
      1.04%, issued 03/17/04,
      due 07/07/04                                          356,149      355,000
      1.04%, issued 03/18/04,
      due 07/07/04                                           50,160       50,000
      1.04%, issued 03/19/04,
      due 07/07/04                                          150,477      150,000
      1.04%, issued 03/22/04,
      due 07/07/04                                          130,402      130,000
      1.06%, issued 05/05/04,
      due 07/07/04                                          325,603      325,000
                                                                      ----------
                                                                       3,302,431

END OF INVESTMENTS.


                                                         See financial notes. 39

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                           FACE AMOUNT     VALUE
      MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
      AT JUNE 30, 2004, PORTFOLIO HOLDINGS INCLUDED
      ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

    + GE LIFE & ANNUITY ASSURANCE CO.
      1.15%, 10/01/03, 07/01/04                              50,000       50,000

      METROPOLITAN LIFE INSURANCE CO.
      1.16%, 12/28/00, 07/30/04                              50,000       50,000
      1.26%, 02/03/03, 08/02/04                             100,000      100,000
                                                                      ----------
                                                                         150,000

      MONUMENTAL LIFE INSURANCE CO.
      1.19%, 10/10/96, 07/01/04                             100,000      100,000
      1.21%, 01/12/00, 07/01/04                             100,000      100,000
      1.28%, 06/10/93, 07/01/04                              10,000       10,000
                                                                      ----------
                                                                         210,000

      THE GOLDMAN SACHS GROUP, INC.
      1.25%, 01/05/04, 07/06/04                             187,000      187,000
      1.28%, 01/29/04, 08/26/04                              40,000       40,000
      1.27%, 01/09/04, 10/06/04                              12,000       12,000
      1.33%, 02/11/04, 11/08/04                              70,000       70,000
      1.24%, 03/23/04, 12/17/04                             206,000      206,000
                                                                      ----------
                                                                         515,000

      TRAVELERS INSURANCE CO.
      1.24%, 01/31/03, 08/02/04                              25,000       25,000
      1.24%, 10/31/03, 08/02/04                              25,000       25,000
      1.35%, 08/21/03, 08/20/04                             100,000      100,000
                                                                      ----------
                                                                         150,000


40 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                              $24,365,849 a
Repurchase agreements, at value                                      3,302,431 a
Receivables:
   Fund shares sold                                                     77,525
   Interest                                                             42,181
Prepaid expenses                                                   +       248
                                                                   ------------
TOTAL ASSETS                                                        27,788,234

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                106,565
   Dividends to shareholders                                             8,841
   Investment adviser and administrator fees                               160
   Transfer agent and shareholder service fees                             157
Accrued expenses                                                   +       646
                                                                   ------------
TOTAL LIABILITIES                                                      116,369

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        27,788,234
TOTAL LIABILITIES                                                  -   116,369
                                                                   ------------
NET ASSETS                                                         $27,671,865

NET ASSETS BY SOURCE
Capital received from investors                                     27,671,968
Net realized capital losses                                               (103)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS             NET ASSETS       /      OUTSTANDING        =       NAV
Investor Shares        $25,706,455               25,706,667              $1.00
Select Shares           $1,025,694                1,025,694              $1.00
Institional Shares        $939,716                  939,716              $1.00


  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $27,668,280. Includes illiquid restricted securities worth $1,075,000, or 3.88% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $9,977,509 or 36.06% of the fund's total net assets.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                      $27,668,280

AS OF DECEMBER 31, 2003:

CAPITAL LOSSES UTILIZED                               $1

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                           Loss amount:
   2005                                             $103


                                                         See financial notes. 41

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $163,520

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               47,146 a
Transfer agent and shareholder service fees:
  Investor Shares                                                       29,622 b
  Select Shares                                                          1,167 b
  Institutional Shares                                                   1,124 b
Trustees' fees                                                              69 c
Custodian and portfolio accounting fees                                  1,317
Professional fees                                                           57
Registration fees                                                          464
Shareholder reports                                                        183
Other expenses                                                     +       196
                                                                   ------------
Total expenses                                                          81,345
Expense reduction                                                  -    17,673 d
                                                                   ------------
NET EXPENSES                                                            63,672

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                163,520
NET EXPENSES                                                       -    63,672
                                                                   ------------
NET INVESTMENT INCOME                                                   99,848
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $99,848

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets. These fees are paid by Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $16,070 from the investment adviser (CSIM) and $1,603 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 30, 2005, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Investor Shares                        0.45
  Select Shares                          0.35
  Institutional Shares                   0.24

  This limit doesn't include interest, taxes and certain non-routine expenses.


42 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/04-6/30/04      1/1/03-12/31/03
Net investment income                            $99,848             $296,987
Net realized gains                                    --                    1
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            99,848              296,988

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                   91,185             283,3030
Select Shares                                      4,121                6,346
Institutional Shares                      +        4,542                7,338
                                          ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        99,848              296,987 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                9,176,263           22,006,388
Select Shares                                  1,277,441            2,532,939
Institutional Shares                      +    1,731,374            2,319,828
                                          ------------------------------------
TOTAL SHARES SOLD                             12,185,078           26,859,155

SHARES REINVESTED
Investor Shares                                   76,655              263,067
Select Shares                                      3,227                5,541
Institutional Shares                      +        3,390                6,123
                                          ------------------------------------
TOTAL SHARES REINVESTED                           83,272              274,731

SHARES REDEEMED
Investor Shares                              (12,406,907)         (32,136,966)
Select Shares                                 (1,267,865)          (1,525,589)
Institutional Shares                      +   (1,515,531)          (2,126,860)
                                          ------------------------------------
TOTAL SHARES REDEEMED                        (15,190,303)         (35,789,415)

NET TRANSACTIONS IN FUND SHARES               (2,921,953)          (8,655,529) c

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                           30,593,818           39,249,346
Total decrease                            +   (2,921,953)          (8,655,528) d
                                          ------------------------------------
END OF PERIOD                                $27,671,865          $30,593,818

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income          $296,987
  Long-term capital gains       $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares on February 28, 2003.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 43

SCHWAB MONEY FUNDS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND OFFERS THREE SHARE CLASSES: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab Money Market, Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB MONEY FUNDS

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB MONEY FUNDS

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MONEY FUNDS

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc. Charles
7/29/37                 Family of Funds, 1989;        Schwab Investment Management, Inc., Charles Schwab Holdings (UK); CEO,
                        Investments, 1991;            Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings,
                        Capital Trust, 1993;          Inc. I, Schwab International Holdings, Inc.; Director, U.S. Trust Corp.,
                        Annuity Portfolios, 1994.     United States Trust Co. of New York, Siebel Systems (software), Xsign, Inc.
                                                      (electronic payment systems); Trustee, Stanford University. Until 5/04:
                                                      Director, The Gap, Inc. (clothing retailer). Until 2003: Co-CEO, The Charles
                                                      Schwab Corp. Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                      Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                      Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MONEY FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The Charles Schwab
3/21/54                                               Corporation. Until 1999: EVP, The Charles Schwab Corporation. Director,
                                                      Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc; EVP, Charles Schwab
7/25/54                 (all trusts).                 & Co., Inc.; Director, Charles Schwab Worldwide Funds PLC, Charles Schwab
                                                      Asset Management (Ireland) Ltd. Until 9/02: President, CIO, American Century
                                                      Investment Management; Director, American Century Cos., Inc. Until 6/01: CIO,
                                                      Fixed Income, American Century Cos., Inc. Until 1997: SVP, Director, Fixed
                                                      Income and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP, The Charles Schwab
3/7/51                  Financial Officer             Trust Co.; Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                        (all trusts).                 Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment Management,
4/5/55                  Officer (all trusts).         Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab Investment
3/13/61                                               Management, Inc. Until 6/98: Branch Chief in Enforcement, U.S. Securities and
                                                      Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MONEY FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America First
8/13/60                                               Cos., (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International (research), PMI
                                                      Group, Inc. (mortgage insurance), Lucile Packard Children's Hospital, Laudus
                                                      Trust, Laudus Variable Insurance Trust. 2001: Special Advisor to the
                                                      President, Stanford University. Until 2002: Director, LookSmart, Ltd.
                                                      (Internet infrastructure). Until 2001: VP, Business Affairs, CFO, Stanford
                                                      University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and communications
9/23/31                 Investments, 1991;            consulting). Until 1999: EVP, Managing Director, Grey Advertising.
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties
                                                      (commercial real estate), Stratex Corp. (network equipment); Public Governor,
                                                      Laudus Trust, Laudus Variable Insurance Trust; Member, executive committee,
                                                      Pacific Stock & Options Exchange. Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998: Dean, Haas School of Business, University of
                                                      California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial services
5/15/31                 Investments, 1991;            and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors); Trustee,
9/28/50                                               Rorento N.V. (investments--Netherlands), Cooper Industries (electrical products, tools and hardware); Member, audit committee, Northern Border
                                                      Partners, L.P. (energy). Until 2002: Director, Pennzoil-Quaker State Co. (oil
                                                      and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chair, CEO,
6/28/38                 Investments, 1991;            North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;            investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB MONEY FUNDS

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB MONEY FUNDS

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)  See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13602-07

SCHWAB MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2004

                                                           [CHARLES SCHWAB LOGO]

      IN THIS REPORT

        Schwab Municipal Money Fund
           Sweep Shares: SWXXX
           Value Advantage Shares(TM): SWTXX
           Select Shares(R): SWLXX
           Institutional Shares: SWOXX

        Management's Discussion .........................................      2
           The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

           Performance and Fund Facts ...............   4

        Financial Statements  ...........................................      5

        Financial Notes   ...............................................     53

        Fund Trustees ...................................................     56

        Glossary  .......................................................     59

      Fund investment adviser: Charles Schwab Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/S/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUND

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation. Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

FOR THE FIRST FOUR MONTHS OF THE PERIOD, SHORT-TERM MUNI YIELDS WERE UNCHANGED TO LOWER. It wasn't until May and June that we saw a significant rise in yields as it appeared increasingly obvious that the Fed was going to tighten monetary policy. During the six-month period ending June 30, yields on the municipal money funds decreased by an average 0.07%. The weighted average maturities of our municipal money market funds during the report period were an average 15 days longer than our peers.

The fund purchased weekly variable-rate notes and commercial paper with maturities of less than six months during the first four months of the year, as they offered the best relative value while rates remained range bound. Just prior to the Fed tightening, fixed-rate notes with maturities from 6-13 months became very attractive, and we increased our holdings in them. The yield spread between one-year notes and three-month commercial paper widened to approximately 0.50% during this time, significantly higher than the 0.15% three-year average for this spread.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                   Schwab Municipal Money Fund 3

MANAGEMENT'S DISCUSSION  continued

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                     SWEEP            VALUE ADVANTAGE          SELECT           INSTITUTIONAL
                                     SHARES               SHARES               SHARES              SHARES

-------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                     0.47%                0.68%                0.78%               0.89%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2          0.31%                0.54%                0.54%               0.54%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1           0.47%                0.68%                0.78%               0.89%
-------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT          0.72%                1.05%                1.20%               1.37%
EFFECTIVE YIELD 1, 3
-------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                 60 days
------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio               100% Tier 1
------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                   69%
------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2004 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.


4 Schwab Municipal Money Fund

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/04-     1/1/03-    1/1/02-     1/1/01-     1/1/00-      1/1/99-
SWEEP SHARES                                6/30/04*    12/31/03   12/31/02    12/31/01    12/31/00     12/31/99
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.00 1     (0.00) 1    0.01        0.02        0.03         0.03
                                            ---------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.00) 1    (0.00) 1   (0.01)      (0.02)      (0.03)       (0.03)
                                            ---------------------------------------------------------------------
Net asset value at end of period               1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Total return (%)                               0.20 2      0.46       0.91        2.23        3.53         2.70

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.66 3      0.66       0.66        0.66        0.67 4       0.66
   Gross operating expenses                    0.81 3      0.81       0.82        0.83        0.84         0.85
   Net investment income                       0.40 3      0.46       0.90        2.21        3.47         2.67
Net assets, end of period ($ x 1,000,000)     7,478       7,494      7,435       7,265       6,780        6,090

                                             1/1/04-     1/1/03-    1/1/02-     1/1/01-     1/1/00-      1/1/99-
VALUE ADVANTAGE SHARES                      6/30/04*    12/31/03   12/31/02    12/31/01    12/31/00     12/31/99
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.00 1      0.01       0.01        0.02        0.04         0.03
                                            ---------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.00) 1    (0.01)     (0.01)      (0.02)      (0.04)       (0.03)
                                            ---------------------------------------------------------------------
Net asset value at end of period               1.00        1.00       1.00        1.00        1.00         1.00
                                            ---------------------------------------------------------------------
Total return (%)                               0.30 2      0.68       1.12        2.45        3.75         2.91

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.45 3      0.45       0.45        0.45        0.46 5       0.45
   Gross operating expenses                    0.58 3      0.58       0.59        0.61        0.64         0.65
   Net investment income                       0.61 3      0.68       1.11        2.35        3.70         2.89
Net assets, end of period ($ x 1,000,000)     3,667       3,901      4,480       3,778       2,919        2,270

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.66% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB MUNICIPAL MONEY FUND

                                             1/1/04-    6/2/03 1-
SELECT SHARES                               6/30/04*    12/31/03
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.00 2     (0.00) 2
                                            ---------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.00) 2    (0.00) 2
                                            ---------------------------------------------------------------------
Net asset value at end of period               1.00        1.00
                                            ---------------------------------------------------------------------
Total return (%)                               0.35 3      0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.35 4      0.35 4
   Gross operating expenses                    0.58 4      0.58 4
   Net investment income                       0.71 4      0.68 4
Net assets, end of period ($ x 1,000,000)       638         474

                                             1/1/04-      6/2/03 1-
INSTITUTIONAL SHARES                        6/30/04*      12/31/03
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00        1.00
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.00 2     (0.00) 2
                                            ---------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.00) 2    (0.00) 2
                                            ---------------------------------------------------------------------
Net asset value at end of period               1.00        1.00
                                            ---------------------------------------------------------------------
Total return (%)                               0.41 3      0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                      0.24 4      0.24 4
   Gross operating expenses                    0.58 4      0.58 4
   Net investment income                       0.82 4      0.80 4
Net assets, end of period ($ x 1,000,000)     1,248         718

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


6 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 o  Tender option bond

 =  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
104.3%     MUNICIPAL
           SECURITIES                                13,586,446       13,586,446
--------------------------------------------------------------------------------
104.3%     TOTAL INVESTMENTS                         13,586,446       13,586,446

 (4.3)%    OTHER ASSETS AND
           LIABILITIES                                                 (553,985)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                           13,032,461


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 104.3% of net assets

      ALABAMA 0.8%

      ALABAMA IDA
   +@ IDRB (Scientific Utilization)
         Series 1996
         1.36%, 07/07/04                                  1,890            1,890

      BIRMINGHAM SPECIAL CARE
      FACILITIES FINANCING AUTH
   +@ Health Care Facility RB
         (Eastern Health System)
         Series 2003A
         1.08%, 07/07/04                                 36,500           36,500

      DAPHNE UTILITIES BOARD
  +~@ Water, Gas & Sewer Refunding
         RB Series 2000
         1.08%, 07/07/04                                  8,100            8,100

      DECATUR IDB
    @ Exempt Facilities Refunding RB
         (Nucor Steel Decatur) Series
         2003A
         1.12%, 07/07/04                                 17,000           17,000

      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe) Series
         1997
         1.58%, 07/07/04                                    300              300

      FT PAYNE IDA
   +@ IDRB (Charleston Hosiery)
         Series 1997
         1.22%, 07/07/04                                  1,000            1,000

      HOOVER BOARD OF EDUCATION
 +~@o Capital Outlay TAN Series 2001
         1.12%, 07/07/04                                  9,860            9,860

      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori
         Academy) Series 1999
         1.19%, 07/07/04                                  1,255            1,255

      SCOTTSBORO
   +@ School Warrants Series 1997
         1.08%, 07/07/04                                  3,870            3,870

      STEVENSON IDB
   +@ Environmental Improvement RB
         (Mead Corp) Series 1997
         1.20%, 07/07/04                                 17,300           17,300

      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties)
         Series 1998
         1.24%, 07/07/04                                    940              940
                                                                     -----------
                                                                          98,015


                                                          See financial notes. 7

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ALASKA 0.2%

      ALASKA HFC
 +~@o General Mortgage RB Series
         1999A
         1.12%, 07/07/04                                 21,805           21,805
  ~@o General Mortgage RB Series
         2002A
         1.14%, 07/07/04                                  5,995            5,995

      VALDEZ
    @ Marine Terminal Refunding RB
         (BP Pipelines) Series 2003B
         1.10%, 07/01/04                                    800              800
    @ Marine Terminal Refunding RB
         (Exxon Pipeline Co) Series
         1993A
         0.98%, 07/01/04                                    200              200
                                                                     -----------
                                                                          28,800

      ARIZONA 0.3%

      ARIZONA HEALTH FACILITIES AUTH
  +~@ Hospital RB (Northern Arizona
         Healthcare System) Series
         1996B
         1.08%, 07/07/04                                  7,250            7,250
  +~@ RB (Arizona Voluntary Hospital
         Federation Pooled Loan
         Program) Series 1985B
         1.08%, 07/07/04                                  9,310            9,310

      CHANDLER IDA
   +@ IDRB (South Bay Circuits)
         Series 1999A
         1.25%, 07/07/04                                  1,300            1,300

      MARICOPA CNTY IDA
   +@ M/F Mortgage Refunding RB
         (San Fernando Apts) Series
         2004
         1.13%, 07/07/04                                  7,750            7,750

      PHOENIX CIVIC IMPROVEMENT
      CORP
   +@ Subordinated Excise Tax RB
         (Airport Improvements)
         Series 1995
         1.07%, 07/07/04                                  1,000            1,000

      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai Regional
         Medical Center) Series 1997B
         1.08%, 07/07/04                                 14,350           14,350
                                                                     -----------
                                                                          40,960

      ARKANSAS 0.1%

      ARKANSAS DEVELOPMENT FINANCE
      AUTH
   +@ IDRB (C&C Holding Co) Series
         1998
         1.20%, 07/07/04                                    995              995

      INDEPENDENCE CNTY
   +@ IDRB (Ideal Baking Co) Series
         1997
         1.20%, 07/07/04                                  2,800            2,800
   +@ IDRB (Townsends) Series 1996
         1.16%, 07/07/04                                  9,000            9,000
                                                                     -----------
                                                                          12,795

      CALIFORNIA 8.2%

      ACCESS LOANS FOR LEARNING
      STUDEN LOAN CORP
   +@ Student Loan Program RB
         Senior Series II-A8
         1.12%, 07/07/04                                 22,150           22,150
   +@ Student Loan Program RB
         Senior Series II-A9
         1.10%, 07/07/04                                 32,000           32,000
   +@ Student Loan Program RB
         Series II-A1
         1.13%, 07/07/04                                 35,000           35,000
   +@ Student Loan Program RB
         Series II-A2
         1.12%, 07/07/04                                 20,000           20,000
   +@ Student Loan Program RB
         Series II-A3
         1.13%, 07/07/04                                 23,700           23,700

      BAY AREA TOLL AUTH
  +~@ San Francisco Bay Area Toll
         Bridge RB Series 2003C
         1.06%, 07/07/04                                 15,000           15,000

      CALIFORNIA
   +@ Economic Recovery Bonds
         Series 2004C-10
         1.04%, 07/07/04                                 25,000           25,000


8 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Economic Recovery Bonds
         Series 2004C-11
         1.03%, 07/07/04                                122,000          122,000
  +~@ Economic Recovery Bonds
         Series 2004C-15
         1.07%, 07/07/04                                110,000          110,000
  +~@ Economic Recovery Bonds
         Series 2004C-21
         1.08%, 07/07/04                                 44,900           44,900

      CALIFORNIA DEPT OF WATER
      RESOURCES
   +@ Power Supply RB Series
         2002C-10
         1.09%, 07/07/04                                  5,000            5,000
   +@ Power Supply RB Series
         2002C-17
         1.06%, 07/07/04                                  1,700            1,700
  +~@ Power Supply RB Series
         2002C-7
         1.09%, 07/07/04                                 62,320           62,320

      CALIFORNIA HFA
  +~@ Home Mortgage RB 2000
         Series J
         1.06%, 07/07/04                                 34,420           34,420
  +~@ Home Mortgage RB 2000
         Series N
         1.06%, 07/07/04                                  4,200            4,200
  +~@ Home Mortgage RB 2003
         Series H
         1.09%, 07/07/04                                  4,700            4,700
   ~@ M/F Housing RB III Series
         2002 E
         1.08%, 07/07/04                                 20,000           20,000
  ~@o S/F Mortgage RB Draw Down
         Series 2003B
         1.17%, 07/07/04                                  4,580            4,580

      CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTH
    + Pool Bonds Series 2003A
         1.15%, 07/06/04                                 50,000           50,006
   += Pool Bonds Series 2004A
         1.60%, 07/06/05                                100,000          101,377

      CHELA FINANCIAL
   +@ Student Loan RB Series 1987C
         0.95%, 07/01/04                                 71,000           71,000
      Student Loan Senior Lien
         Refunding RB Series
         1992 A-4
    +    1.05%, 03/01/05                                  6,000            6,000
    +    1.15%, 03/01/05                                 10,725           10,725

      LOS ANGELES CNTY
    = TRAN Series 2004A
         1.60%, 06/30/05                                100,000          101,374

      LOS ANGELES CONVENTION &
      EXHIBITION CENTER AUTH
  +~@ Refunding Lease RB Series
         2003E
         1.05%, 07/07/04                                 27,700           27,700

      LOS ANGELES DEPT. OF WATER &
      POWER
   ~@ Power System RB Series
         2001B-2
         1.07%, 07/07/04                                 13,800           13,800

      LOS ANGELES UNIFIED SD
      2003-2004 TRAN Series A-2
         1.15%, 07/01/04                                 10,000           10,000

      SACRAMENTO CNTY
   +@ COP (Administration Center &
         Courthouse) Series 1990
         1.06%, 07/07/04                                 16,000           16,000

      SAN BERNARDINO CNTY
  +~@ COP (Medical Center) Series
         1998
         1.02%, 07/07/04                                  2,000            2,000

      SAN FRANCISCO CITY & CNTY
      REDEVELOPMENT AGENCY
   +@ Community Facilities District #4
         RB (Mission Bay North)
         Series 2002-North
         1.07%, 07/07/04                                  7,000            7,000

      SAN JOSE
   +@ M/F Housing RB (Almaden
         Lake Village Apts) Series
         1997A
         1.07%, 07/07/04                                  4,500            4,500

      SANTA ROSA
   +@ Wastewater Refunding RB
         Series 2004A
         1.10%, 07/07/04                                 23,000           23,000


                                                          See financial notes. 9

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      SOUTHERN CALIFORNIA HOME
      FINANCING AUTH
  ~@o S/F Mortgage RB Draw Down
         Series 2002
         1.17%, 07/07/04                                 25,020           25,020

      SOUTHERN CALIFORNIA
      METROPOLITAN WATER DISTRICT
   ~@ Water Refunding RB Series
         2001 B-1
         1.07%, 07/07/04                                 16,000           16,000
                                                                     -----------
                                                                       1,072,172

      COLORADO 3.6%

      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver
         Jetcenter) Series 1997
         1.30%, 07/30/04                                  3,500            3,500

      ARVADA
  +~@ Water Enterprise RB Series
         2001
         1.25%, 07/30/04                                  4,200            4,200

      COLORADO HOUSING & FINANCE
      AUTH
   +@ Economic Development RB
         (Pemracs) Series 2000A
         1.20%, 07/07/04                                  3,440            3,440
      S/F Mortgage Class I Bonds
         Series 2003C4
         1.18%, 11/01/04                                  5,000            5,000
      S/F Mortgage Class I Bonds
         Series 2003C5
         1.13%, 11/01/04                                 13,000           13,000
  ~@o S/F Program Senior Bonds
         Series 1995D
         1.23%, 07/07/04                                  1,295            1,295

      COLORADO STUDENT LOAN AUTH
  +~@ Senior Lien Student Loan RB
         Series 1999A-2
         1.10%, 07/07/04                                 28,400           28,400
  +~@ Senior Lien Student Loan RB
         Series 1999A-3
         1.10%, 07/07/04                                 29,800           29,800
  +~@ Student Loan Program Senior
         Bonds Series 1990A
         1.08%, 07/07/04                                 14,400           14,400
  +~@ Student Loan RB Series 1989A
         1.10%, 07/07/04                                 49,400           49,400

      COLORADO
    = 2004 TRAN
         1.58%, 06/27/05                                108,000          109,444
         1.60%, 06/27/05                                 38,400           38,923

      DENVER CITY & CNTY
   +@ Airport System RB Series
         1992F
         1.15%, 07/07/04                                 18,250           18,250
   +@ Airport System RB Series
         1992G
         1.15%, 07/07/04                                 18,725           18,725
  +~@ Airport System Refunding RB
         Series 2000B
         1.14%, 07/07/04                                 10,000           10,000
  +~@ Airport System Refunding RB
         Series 2000C
         1.15%, 07/07/04                                 50,000           50,000
    + Airport System Refunding RB
         Series 2001A
         1.10%, 11/15/04                                  9,550            9,697
  +~@ Refunding COP (Wellington E.
         Webb Municipal Office
         Building) Series 2003 C-3
         1.06%, 07/07/04                                 20,000           20,000

      LOWRY ECONOMIC DEVELOPMENT
      AUTH
   +@ IDRB Series 2002B
         1.06%, 07/07/04                                 14,140           14,140
   +@ Refunding RB Series 2002A
         1.06%, 07/07/04                                 11,360           11,360

      REGIONAL TRANSPORTATION DISTRICT
    + Subordinate Lien Sales Tax
         Revenue TECP Series 2001A
         1.18%, 08/16/04                                  7,500            7,500

      WESTMINSTER ECONOMIC
      DEVELOPMENT AUTH
   +@ Tax Increment RB (Westminster
         Plaza) Series 1997A
         1.25%, 07/07/04                                 6,430             6,430
                                                                     -----------
                                                                         466,904

      DELAWARE 1.2%

      DELAWARE ECONOMIC
      DEVELOPMENT AUTH
  +~@ RB (Hospital Billing & Collection
         Service) Series 1985
         1.02%, 07/07/04                                 51,235           51,235


10 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  +~@ RB (Hospital Billing & Collection
         Service) Series 1985C
         1.02%, 07/07/04                                 60,300           60,300

      NEW CASTLE CNTY
   +@ Airport Facility RB (Flightsafety
         International) Series 2002
         1.15%, 07/07/04                                 16,600           16,600

      SUSSEX CNTY
   +@ IDRB (Perdue-Agrirecycle)
         Series 2000
         1.16%, 07/07/04                                  5,300            5,300
   +@ RB (Baywood) Series 1997A
         1.30%, 07/07/04                                  2,400            2,400

      WILMINGTON
   +@ RB (Delaware Art Museum)
         Series 2003
         1.05%, 07/07/04                                 21,800           21,800
                                                                     -----------
                                                                         157,635

      DISTRICT OF COLUMBIA 1.4%

      DISTRICT OF COLUMBIA
   +@ Enterprise Zone RB (Crowell &
         Moring) Series 2001
         1.13%, 07/07/04                                  3,700            3,700
      Fiscal Year 2004 GO TRAN
         1.12%, 09/30/04                                125,000          125,271
  +~@ GO Bonds Series 2003D-3
         1.05%, 07/07/04                                 20,000           20,000
      GO Refunding Bonds Series
         1999B
 +~@o    1.12%, 07/07/04                                 14,640           14,640
 +~@o    1.12%, 07/07/04                                  6,215            6,215
   +@ RB (American Psychological
         Assn) Series 2003
         1.13%, 07/07/04                                  2,755            2,755
   +@ RB (Arnold & Porter) Series
         1999
         1.16%, 07/07/04                                  2,700            2,700

      WASHINGTON DC METROPOLITAN
      AREA TRANSIT AUTH
 +~@o Gross Revenue Transit
         Refunding Bonds Series
         2003
         1.25%, 10/27/04                                  8,360            8,360
                                                                     -----------
                                                                         183,641

      FLORIDA 4.4%

      BREVARD CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Florida Institute of
         Technology Project) Series B
         1.08%, 07/07/04                                 10,000           10,000

      BREVARD CNTY HFA
   +@ M/F Housing Refunding
         RB (Shore View Apts) Series
         1995
         1.05%, 07/07/04                                  1,900            1,900

      BROWARD CNTY
  +~@ Subordinate Port Facilities
         Refunding RB (Port
         Everglades) Series 1998
         1.15%, 07/07/04                                  5,100            5,100

      BROWARD CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB (Nova
         Southeastern University)
         Series 2000A
         1.08%, 07/07/04                                 11,200           11,200
   +@ Educational Facilities RB (Nova
         Southeastern University)
         Series 2004A
         1.10%, 07/01/04                                  4,000            4,000

      BROWARD CNTY HFA
   +@ M/F Housing RB
         (Landings of Inverrary Apts)
         1985 Series
         1.10%, 07/07/04                                  7,500            7,500
   +@ M/F Housing Refunding
         RB (Island Club Apts) Series
         2001A
         1.10%, 07/07/04                                  3,000            3,000
   +@ M/F Housing Refunding
         RB (Water's Edge) Series
         1997
         1.08%, 07/07/04                                    400              400
   +@ M/F Housing Variable
         Rate Demand RB (Sanctuary
         Apts) 1985 Series
         1.10%, 07/07/04                                  9,000            9,000

         CHARLOTTE CNTY
  +~@    Refunding RB, Series 2003A
         1.08%, 07/07/04                                 12,405           12,405


                                                         See financial notes. 11

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS CONTINUED

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  +~@ Refunding RB, Series 2003B
         1.08%, 07/07/04                                  2,700            2,700

      CHARLOTTE CNTY HFA
   +@ M/F Housing RB Series 2000
         (Murdock Circle Apartments)
         1.11%, 07/07/04                                 10,340           10,340

      COLLIER CNTY HFA
   +@ M/F Housing RB, Series 2001A
         (Brittany Bay Apts)
         1.06%, 07/07/04                                  3,350            3,350

      COLLIER CNTY IDA
   +@ Educational Facilities RB
         (Community School of Naples)
         Series 2002
         1.08%, 07/07/04                                  7,950            7,950

      DADE CNTY
  +~@ Water and Sewer System RB
         Series 1994
         1.05%, 07/07/04                                  4,625            4,625

      EUSTIS
   +@ RB, Installment 1997A
         1.08%, 07/07/04                                  3,560            3,560

      FLORIDA HFA
   +@ Housing RB (Ashley Lake
         Park II) Series 1989J
         1.06%, 07/07/04                                 13,530           13,530
   +@ Housing RB 1996 Series F
         (Caribbean Key Apts)
         1.10%, 07/07/04                                  3,400            3,400
   +@ Housing RB Series 1996P
         (Tiffany Club Apts)
         1.10%, 07/07/04                                  5,820            5,820
   +@ Housing RB Series 1996U
         (Heron Park)
         1.06%, 07/07/04                                  3,800            3,800
   +@ M/F Guaranteed Mortgage RB
         1983 Series K (Oaks At
         Regency)
         1.06%, 07/07/04                                  6,925            6,925
   +@ M/F Housing RB 1985 Series
         MM (Buena Vista Place)
         1.00%, 07/07/04                                 10,000           10,000
   +@ M/F Housing RB 1985 Series
         XX (Cameron Cove Apts)
         1.55%, 07/07/04                                  2,100            2,100
   +@ M/F Housing Refunding RB
         (Reflections Apts) Series
         2001 K-A
         1.08%, 07/07/04                                 12,500           12,500
   +@ M/F Housing Refunding RB
         1998 Series J (South Pointe)
         1.06%, 07/07/04                                  5,500            5,500
   +@ M/F Mortgage RB 2003
         Series N (Pinnacle Pointe Apts)
         1.11%, 07/07/04                                  7,915            7,915
   +@ M/F Mortgage RB 2003 Series
         P (Wexford Apts)
         1.11%, 07/07/04                                  7,500            7,500
   +@ M/F Mortgage Refunding RB
         2002 Series J-1 (Victoria
         Park Apts)
         1.08%, 07/07/04                                  8,900            8,900
   +@ RB 1999 Series I-1 (Heritage
         Pointe Apts)
         1.10%, 07/07/04                                  5,300            5,300
   +@ RB 1999 Series P (Timberline
         Apts)
         1.06%, 07/07/04                                  6,135            6,135

      FLORIDA LOCAL GOVERNMENT
      FINANCE COMMN
    + Pooled TECP Series 1994A
         1.00%, 08/12/04                                  4,200            4,200

      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB Series
         2002E
         1.06%, 07/07/04                                 34,430           34,430

      GULF BREEZE
  +~@ Local Government Loan
         Program RB Series 1985B
         1.08%, 07/07/04                                 17,840           17,840
  +~@ Local Government Loan
         Program RB Series 1985E
         1.08%, 07/07/04                                  3,505            3,505

      HALIFAX HOSPITAL MEDICAL CENTER
   +@ RB (Florida Health Care Plan)
         Series 1998
         1.06%, 07/07/04                                  5,200            5,200

      HILLSBOROUGH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Univ of Tampa) Series 2000
         1.13%, 07/07/04                                  5,600            5,600


12 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      JACKSONVILLE ECONOMIC DEV
      COMM
   +@ Educational Facilities RB
         (Episcopal High School)
         Series 2002
         1.05%, 07/07/04                                  5,600            5,600

      JACKSONVILLE ELECTRIC AUTH
  ~@o Electric System RB Series
         Three 2000A
         1.12%, 07/07/04                                  3,580            3,580

      JACKSONVILLE HEALTH FACILITIES
      AUTH
   +@ Health Facilities RB (River
         Garden/The Coves) Series
         1994
         1.14%, 07/07/04                                  3,415            3,415

      LAKELAND
   +@ Educational Facilities RB
         (Florida Southern College)
         Series 1999
         1.08%, 07/07/04                                 12,900           12,900

      LEE CNTY HFA
   +@ M/F Housing RB Series 2002A
         (University Club Apts)
         1.12%, 07/07/04                                  6,500            6,500

      MANATEE CNTY HFA
   +@ M/F Housing RB Series 2000A
         (Sabal Palm Harbor Apts)
         1.11%, 07/07/04                                  4,200            4,200

      MIAMI-DADE CNTY EXPWAY AUTH
    + Toll System TECP
         0.95%, 07/27/04                                 15,000           15,000

      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series
         1998A
         1.22%, 07/07/04                                  1,225            1,225
  +~@ IDRB (Airis Miami LLC) Series
         1999A
         1.10%, 07/07/04                                  4,900            4,900

      NASSAU CNTY
   +@ Pollution Control Private Activity
         RB Series 1999 (Rayonier)
         1.40%, 07/07/04                                  7,665            7,665

      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee
         Landfill) Series 1999
         1.17%, 07/07/04                                  7,000            7,000

      ORANGE CNTY HEALTH FINANCE
      AUTH
      Refunding Program RB (Pooled
         Hospital Loan) Series 1985
    +    0.98%, 07/22/04                                 14,000           14,000
    +    1.15%, 09/23/04                                 17,500           17,500

      ORANGE CNTY HFA
   +@ Housing Refunding RB
         (Highland Pointe Apts) Series
         1998J
         1.08%, 07/07/04                                  7,455            7,455
   +@ M/F Housing RB (West Pointe
         Villas Apts) Series 2000F
         1.13%, 07/07/04                                  5,750            5,750
   +@ M/F Housing Refunding RB
         (Andover Place Apts) Series
         1998F
         1.08%, 07/07/04                                  7,770            7,770
   +@ M/F Housing Refunding RB
         (Smokewood/Sun Key Apts)
         1992 Series A
         1.06%, 07/07/04                                 13,000           13,000
   +@ M/F Housing Refunding RB
         2001 Series E (Heather Glen
         Apts)
         1.03%, 07/07/04                                 11,900           11,900

      ORANGE CNTY IDA
   +@ Educational Facilities RB (UCF
         Hospitality School Student
         Housing Foundation) Series
         2004
         1.05%, 07/07/04                                  9,000            9,000
   +@ RB (Center For Drug Free
         Living) Series 1999
         1.09%, 07/07/04                                  9,095            9,095

      ORLANDO & ORANGE CNTY
      EXPRESSWAY AUTH
    + Expressway Refunding RB
         Series 2003A
         0.94%, 07/01/04                                  3,455            3,455
  +~@ Expressway Refunding RB
         Series 2003C-2
         1.06%, 07/07/04                                  4,500            4,500
  +~@ Refunding RB Series 2003 C-4
         1.06%, 07/07/04                                 14,330           14,330


                                                         See financial notes. 13

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ORLANDO UTILITIES COMMISSION
   ~@ Water & Electric RB Series
         2002B
         1.08%, 07/07/04                                  1,800            1,800

      PALM BEACH CNTY
   +@ Economic Development
         Refunding & Improvement RB
         (YMCA) Series 2003
         1.09%, 07/07/04                                 13,700           13,700
   +@ RB (Comprehensive Alcoholism
         Rehabilitation Programs)
         Series 2000
         1.09%, 07/07/04                                  5,100            5,100

      PASCO CNTY SD
   +~@ COP Series 1996
         1.08%, 07/07/04                                 20,000           20,000

      PINELLAS CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Canterbury School) Series
         2000
         1.06%, 07/07/04                                  2,040            2,040
   +@ RB (Shorecrest Preparatory
         School) Series 2001
         1.06%, 07/07/04                                  1,000            1,000

      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
         1.08%, 07/07/04                                  8,100            8,100

      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
         1.14%, 07/07/04                                  4,980            4,980

      SANTA ROSA CNTY
   +@ Health Facilities RB (Baptist
         Hospital) Series 2003
         1.08%, 07/07/04                                  7,905            7,905

      SOUTHEAST VOLUSIA HOSPITAL
      DISTRICT
   +@ RB (Bert Fish Medical Center)
         Series 1995
         1.16%, 07/07/04                                  8,250            8,250

      TALLAHASSEE-LEON CNTY CIVIC
      CENTER AUTH
   +@ Capital Improvement RB Series
         1998A
         1.08%, 07/07/04                                 13,400           13,400

      TAMPA
   +@ Health Care Facilities RB
         (Lifelink Foundation) Series
         1997
         1.08%, 07/07/04                                  4,500            4,500
   +@ RB (Tampa Preparatory School)
         Series 2000
         1.08%, 07/07/04                                 11,000           11,000

      TAMPA BAY WATER UTILITY
   +@ Utility System RB Series 2002
         1.15%, 07/07/04                                  7,000            7,000

      VOLUSIA CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB
         (Bethune-Cookman College
         Project) Series 2001
         1.05%, 07/07/04                                  9,200            9,200
                                                                     -----------
                                                                         574,845

      GEORGIA 4.6%

      ATLANTA
 +~@o Airport General Refunding RB
         Series 2000A
         1.16%, 07/07/04                                 11,195           11,195
 +~@o Airport General Refunding RB
         Series 2000C
         1.18%, 07/07/04                                  3,385            3,385
  +~@ Airport General Refunding RB
         Series 2003RF-B1
         1.08%, 07/07/04                                 73,330           73,330
  +~@ Airport General Refunding RB
         Series 2003RF-C2
         1.08%, 07/07/04                                 16,710           16,710
 +~@o Airport General Refunding RB
         Series 2003RF-D
         1.18%, 07/07/04                                  6,180            6,180

      ATLANTA URBAN RESIDENTIAL
      FINANCE AUTH
   +@ M/F Housing RB (Brentwood
         Creek Apts) Series 1999
         1.16%, 07/07/04                                  4,525            4,525
   +@ M/F Housing RB (Brentwood
         Meadows Apts) Series 1999
         1.16%, 07/07/04                                  2,935            2,935
   +@ M/F Housing RB (Brentwood
         Village Apts) Series 1999
         1.16%, 07/07/04                                  5,940            5,940


14 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Carver
         Redevelopment Phase III)
         Series 2001
         1.13%, 07/07/04                                  3,500            3,500
   +@ M/F Housing RB (Delmonte/
         Brownlee Court), Series
         2001A
         1.16%, 07/07/04                                  4,600            4,600
   +@ M/F Housing RB (M St Apts)
         Series 2003
         1.18%, 07/07/04                                  7,000            7,000
   +@ M/F Housing RB (Peaks at
         West Atlanta Apts) Series
         2001
         1.13%, 07/07/04                                  5,000            5,000
   +@ M/F Senior Housing RB (Big
         Bethel Village) Series 2001
         1.13%, 07/07/04                                  4,500            4,500

      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope)
         Series 2001
         1.16%, 07/07/04                                  3,800            3,800

      BARTOW CNTY
   +@ IDRB (Bartow Paving Co) Series
         1998
         1.22%, 07/07/04                                  1,800            1,800
   +@ IDRB (CW Matthews
         Contracting Co) Series 1997
         1.15%, 07/07/04                                    800              800

      CARTERSVILLE DEVELOPMENT AUTH
   +@ IDRB (Cartersville Facilities)
         Series 1998
         1.22%, 07/07/04                                  2,000            2,000

      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp)
         Series 1996
         1.17%, 07/07/04                                  2,300            2,300

      CLAYTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Wilson Holdings) Series
         1998
         1.21%, 07/07/04                                    600              600
   +@ Special Facilities RB (Delta Air
         Lines) Series 2000C
         1.13%, 07/07/04                                 19,500           19,500

      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park
         Club Apts) Series 1997
         1.11%, 07/07/04                                 12,095           12,095

      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton Green
         Apts) Series 1995
         1.17%, 07/07/04                                 13,500           13,500
   +@ M/F Housing RB (Woodchase
         Village Apt) Series 2003
         1.16%, 07/07/04                                  4,000            4,000
   +@ M/F Housing Refunding RB
         (Walton Park Apts) Series
         2000
         1.12%, 07/07/04                                 21,100           21,100

      COLUMBUS DEVELOPMENT AUTH
   +@ RB (Foundation Properties)
         Series 2000
         1.11%, 07/07/04                                  3,900            3,900
   +@ RB (Foundation Properties)
         Series 2002
         1.11%, 07/07/04                                 11,430           11,430

      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace
         Apts) Series 2002
         1.13%, 07/07/04                                  6,400            6,400

      CRISP CNTY - CORDELE IDA
   +@ RB (Georgia Ductile) Series
         2000
         1.17%, 07/07/04                                 12,700           12,700

      DALTON DEVELOPMENT AUTH
   +@ Revenue Certificates (Hamilton
         Health Care System) Series
         2003B
         1.08%, 07/07/04                                 15,750           15,750

      DAWSON CNTY
   +@ IDRB (World Wide Mnfg) Series
         1998
         1.22%, 07/07/04                                  2,200            2,200

      DEKALB CNTY DEVELOPMENT AUTH
   +@ RB (Arbor Montessori School)
         Series 1998
         1.08%, 07/07/04                                  1,100            1,100

      DEKALB CNY HOUSING AUTH
   +@ M/F Housing RB (Brittany Apts)
         Series 2001
         1.13%, 07/07/04                                  8,000            8,000
   +@ M/F Housing RB (Eagles Trace
         Apts) Series 1996
         1.10%, 07/07/04                                  8,850            8,850


                                                         See financial notes. 15

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Mountain
         Crest Apts) Series 2002
         1.13%, 07/07/04                                  7,915            7,915
   +@ M/F Housing RB (Villas of
         Friendly Heights Apts) Series
         2001
         1.16%, 07/07/04                                  3,575            3,575
   +@ M/F Housing RB (Wesley Club
         Apts) Series 2002
         1.13%, 07/07/04                                  5,970            5,970

      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates)
         Series 1997
         1.15%, 07/07/04                                  3,800            3,800

      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
         1.16%, 07/07/04                                  3,685            3,685

      FAYETTE CNTY DEV AUTH
   +@ Educational Facilities RB
         (Catholic School Properties)
         Series 1999
         1.09%, 07/07/04                                 10,100           10,100

      FORSYTH CNTY DEV AUTH
   +@ Economic Development RB
         (Federal Road) Series 2001
         1.13%, 07/07/04                                  7,000            7,000

      FULTON CNTY DEV AUTH
   +@ RB (Atlanta International School)
         Series 1997
         1.08%, 07/07/04                                  2,600            2,600
   ~@ RB (Robert W. Woodruff
         Arts Center) Series 2004A
         1.05%, 07/07/04                                 10,000           10,000
   ~@ RB (Robert W. Woodruff
         Arts Center) Series 2004B
         1.05%, 07/07/04                                 16,000           16,000
   +@ RB (Trinity School) Series 2001
         1.08%, 07/07/04                                  7,000            7,000

      GAINESVILLE REDEVELOMENT AUTH
   +@ Educational Facilities RB
         (Riverside Military Academy)
         Series 1999
         1.09%, 07/07/04                                 29,800           29,800

      GEORGIA
  ~@o GO Bonds Series 1998B
         1.14%, 07/07/04                                 20,245           20,245

      GORDON CNTY DEVELOPMENT AUTH
   +@ RB (Constantine Dyeing) Series
         2001
         1.13%, 07/07/04                                  4,150            4,150

      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court)
         Series 1998
         1.05%, 07/07/04                                  5,000            5,000

      HART CNTY
   +@ Refunding RB & IDRB (Dundee
         Mills) Series 1994
         1.16%, 07/07/04                                  2,115            2,115

      HOUSTON CNTY DEVELOPMENT
      AUTH
   +@ IDRB (Douglas Asphalt Co)
         Series 2000
         1.16%, 07/07/04                                  1,800            1,800

      JEFFERSON CNTY DEV AUTH
   +@ IDRB (Grove River Mills) Series
         1997
         1.22%, 07/07/04                                  1,800            1,800

      LAURENS CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
         (Southeast Paper Mnfg Co)
         Series 1993
         1.16%, 07/07/04                                 25,000           25,000
   +@ Solid Waste Disposal RB
         (Southeast Paper Mnfg Co)
         Series 1997
         1.08%, 07/07/04                                 26,000           26,000

      LAWRENCEVILLE HOUSING AUTH
   +@ M/F Housing RB (Chatham
         Club Apts) Series 2002
         1.16%, 07/07/04                                  7,700            7,700

      LOWNDES CNTY DEVELOPMENT
      AUTH
   +@ M/F Housing RB (FMPH
         Valdosta Partnership) Series
         1999
         1.16%, 07/07/04                                  4,840            4,840

      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
         (Medical Center of Central
         Georgia) Series 1998
         1.08%, 07/07/04                                  4,000            4,000


16 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MILLER CNTY DEVELOPMENT AUTH
   +@ IDRB (Birdsong Corp) Series
         2000
         1.16%, 07/07/04                                  2,700            2,700

      PIKE CNTY DEVELOPMENT AUTH
   +@ IDRB (Southern Mills) Series
         2003
         1.22%, 07/07/04                                  4,000            4,000

      ROSWELL HOUSING AUTH
   +@ M/F Housing Refunding RB
         (Wood Crossing) Series 1994
         1.09%, 07/07/04                                 11,650           11,650

      SAVANNAH ECONOMIC
      DEVELOPMENT AUTH
   +@ Exempt Facility RB (Georgia
         Kaolin Terminal) Series 1997
         1.15%, 07/07/04                                 11,000           11,000
   +@ Exempt Facility RB (Home
         Depot) Series 1995B
         1.16%, 07/07/04                                  5,000            5,000
   +@ First Mortgage RB (Marshes of
         Skidaway Island) Series
         2003C
         1.15%, 07/07/04                                 15,000           15,000

      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo Pointe
         Apts) Series 2001A-1
         1.16%, 07/07/04                                  3,500            3,500
   +@ M/F Housing RB (Live Oak
         Plantation Apts) Series
         2001A-1
         1.16%, 07/07/04                                  2,500            2,500

      SUMMERVILLE DEVELOPMENT AUTH
   +@ Exempt Facility RB (Image
         Industries) Series 1997
         1.17%, 07/07/04                                 11,000           11,000

      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
         (John D. Archbold Memorial
         Hospital) Series 2003
         1.05%, 07/07/04                                  5,900            5,900

      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door & Trim Corp)
         Series 2000
         1.26%, 07/07/04                                  2,600            2,600

      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co)
         Series 1999
         1.17%, 07/07/04                                  4,800            4,800

      WHITFIELD CNTY DEV AUTH
   +@ RB (Product Concepts
         Residential) Series 2001
         1.13%, 07/07/04                                    720              720

      WINDER-BARROW CNTY JOINT
      DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
         (Republic Services) Series
         2002
         1.13%, 07/07/04                                  8,000            8,000

      WINDER-BARROW INDUSTRIAL
      BUILDING AUTH
   +@ IDRB (Progress Container
         Corp) Series 2000
         1.16%, 07/07/04                                  2,605            2,605

      WORTH CNTY
   +@ Refunding IDRB (Seabrook
         Peanut Co) Series 1996B
         1.16%, 07/07/04                                  1,300            1,300
                                                                     -----------
                                                                         602,995

      HAWAII 0.7%

      HAWAII
 +~@o Special Purpose Refunding RB
         Series 2000 (Hawaiian
         Electric Co)
         1.17%, 07/07/04                                  9,095            9,095

      HAWAII AIRPORTS SYSTEM
    + Airport System RB Series 2003
         1.00%, 07/07/04                                 25,000           25,000
 +~@o Airport System Refunding RB
         Series 2000B
         1.18%, 07/07/04                                  2,215            2,215

      HAWAII HOUSING FINANCE &
      DEVELOPMENT CORP
  ~@o S/F Mortgage Purchase RB
         Series 1997I
         1.23%, 07/07/04                                  4,060            4,060

      HAWAII, STATE OF
 +~@o GO Bonds of 2002 Series CZ
         1.12%, 07/07/04                                  5,900            5,900


                                                         See financial notes. 17

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      HONOLULU CITY & COUNTY
      GO Bonds Series 2001C
  +~@    1.18%, 12/02/04                                 16,700           16,700
  +~@    1.18%, 12/02/04                                 16,600           16,600
 +~@o GO Bonds Series 2003A
         1.14%, 07/07/04                                 14,995           14,995
                                                                     -----------
                                                                          94,565

      IDAHO 0.6%

      IDAHO
      2004 TAN
         1.58%, 06/30/05                                 50,000           50,697
         1.59%, 06/30/05                                 25,000           25,346

      IDAHO HFA
   +@ Housing RB (Assisted Living
         Concepts) Series 1997
         1.20%, 07/07/04                                  3,190            3,190

      IDAHO STATE UNIVERSITY
      FOUNDATION
   +@ RB Series 2001 (LE & Thelma E.
         Stephens Performing Arts
         Center) Series 2001
         1.10%, 07/07/04                                  3,955            3,955
                                                                     -----------
                                                                          83,188

      ILLINOIS 6.7%

      AURORA
   +@ M/F Housing Refunding RB
         (Apts of Fox Valley Villages)
         Series 1999A
         1.06%, 07/07/04                                  9,445            9,445

      CAROL STREAM
   +@ M/F Housing Refunding RB (St
         Charles Square) Series 1997
         1.20%, 07/07/04                                  4,415            4,415

      CHICAGO
  ~@o Collateralized S/F Mortgage RB
         Series 1999A
         1.23%, 07/07/04                                  3,060            3,060
  +~@ GO Bonds Series 2002B
         1.09%, 07/07/04                                 20,000           20,000
  +~@ GO Refunding Bonds Series
         2003 B-1
         1.08%, 07/07/04                                 43,000           43,000
    + GO Tender Series 2004
         1.05%, 01/13/05                                 28,500           28,500
   +@ IDRB (Morse Automotive Corp)
         Series 1995
         1.13%, 07/07/04                                  1,400            1,400
 +~@o Midway Airport RB Series
         1998C
         1.14%, 07/07/04                                 24,480           24,480
   +@ RB (Homestart Program) Series
         2000A
         1.18%, 07/07/04                                  6,000            6,000
   +@ Second Lien Water RB Series
         2000
         1.03%, 07/07/04                                  2,000            2,000
  ~@o Senior Lien Water RB Series
         2000
         1.14%, 07/07/04                                 12,975           12,975

      CHICAGO BOARD OF EDUCATION
 +~@o Unlimited Tax GO Bonds Series
         1997
         1.13%, 07/07/04                                  7,120            7,120

      CHICAGO O'HARE INTERNATIONAL
      AIRPORT
   +@ General Airport Second Lien RB
         Series 1988B
         1.06%, 07/07/04                                 12,600           12,600
   +@ General Airport Second Lien RB
         Series 1994B
         1.09%, 07/07/04                                 41,484           41,484
 +~@o General Airport Third Lien
         Refunding RB Series 2003 A-2
         1.18%, 07/07/04                                  5,295            5,295
 +~@o General Airport Third Lien
         Refunding RB Series 2003
         B-2
         1.15%, 07/07/04                                 10,800           10,800
 +~@o Second Lien Passenger Facility
         Charge RB Series 2001A
         1.17%, 07/07/04                                 11,070           11,070
 +~@o Second Lien Passenger Facility
         Charge RB Series 2001A
         1.18%, 07/07/04                                  6,315            6,315
   +@ Special Facilities RB (O'Hare
         Tech Center II) Series 2002
         1.16%, 07/07/04                                 15,500           15,500
   +@ Special Facility Refunding RB
         (Lufthansa German Airlines)
         Series 2001
         1.10%, 07/07/04                                 43,770           43,770


18 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CHICAGO PARK DISTRICT
      Corporate Purpose Tax
         Anticipation Warrants Series
         2004A
         1.55%, 05/01/05                                 16,000           16,191

      DUPAGE CNTY
   +@ RB (Morton Arboretum) Series
         2003
         1.08%, 07/07/04                                 10,000           10,000

      EAST DUNDEE, KANE & COOK
      COUNTIES
   +@ IDRB (Otto Engineering) Series
         1998
         1.16%, 07/07/04                                  1,860            1,860

      ELMHURST
   +@ IDRB (Elm Machining Corp)
         Series 1997
         1.28%, 07/07/04                                  1,880            1,880

      HAMPSHIRE
   +@ IDRB (Poli-Film America) Series
         1998A
         1.20%, 07/07/04                                  3,200            3,200

      ILLINOIS
 +~@o Civic Center Bonds Series 1991
         1.18%, 07/07/04                                  2,940            2,940
      GO Bonds Illinois First Series
         2000
 +~@o    1.12%, 07/07/04                                  5,000            5,000
 +~@o    1.14%, 07/07/04                                 14,000           14,000
 +~@o GO Bonds Illinois First Series
         2002
         1.14%, 07/07/04                                 14,125           14,125
    + GO Bonds Series 1994
         0.83%, 08/01/04                                  3,860            3,954
   ~@ GO Bonds Series 2003B
         1.06%, 07/07/04                                  5,000            5,000
      GO Certificates Series June of
         2004
         1.19%, 10/22/04                                 50,000           50,124
         1.20%, 10/22/04                                 48,000           48,118

      ILLINOIS DEVELOPMENT FINANCE
      AUTH
   +@ Development RB (Korex Corp)
         Series 1990
         1.20%, 07/07/04                                  4,000            4,000
 +~@o Gas Supply Refunding RB
         Series 2003E (People's Gas)
         1.21%, 07/07/04                                 14,995           14,995
   +@ IDRB (Arc-Tronics) Series 1999
         1.10%, 07/07/04                                  1,990            1,990
   +@ IDRB (Camcraft Inc) Series
         1993
         1.30%, 07/07/04                                  2,200            2,200
   +@ IDRB (Plano Molding Co) Series
         1990
         1.25%, 07/07/04                                  4,300            4,300
   +@ IDRB (Radiological Society of
         North America) Series 1997
         1.11%, 07/07/04                                  3,480            3,480
   +@ IDRB (Rich Graphics Corp)
         Series 1996
         1.28%, 07/07/04                                  2,335            2,335
  +~@ Qualified Residential Rental
         Bonds (River Oaks) Series
         1989
         1.10%, 07/07/04                                 32,000           32,000
   +@ RB (Francis W. Parker School)
         Series 1999
         1.04%, 07/07/04                                  2,500            2,500
   +@ RB (Aurora Central Catholic
         High School) Series 1994
         1.35%, 07/07/04                                  1,000            1,000
   +@ RB (Carmel High School) Series
         2003
         1.10%, 07/07/04                                  3,200            3,200
   +@ RB (Catholic Charities Housing
         Development Corp) Series
         1993A
         1.25%, 07/07/04                                  9,160            9,160
   +@ RB (Catholic Charities Housing
         Development Corp) Series 1993B
         1.25%, 07/07/04                                    910              910
   +@ RB (Chicago Academy of
         Sciences) Series 1997
         1.10%, 07/07/04                                  2,615            2,615
   +@ RB (Chicago Academy of
         Sciences) Series 1998
         1.10%, 07/07/04                                  5,700            5,700
   +@ RB (Chicago Horticultural
         Society) Series 1999
         1.10%, 07/07/04                                 18,000           18,000
   +@ RB (Lake Forest Academy)
         Series 1994
         1.10%, 07/07/04                                  4,000            4,000


                                                         See financial notes. 19

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (Loyola Academy) Series
         2001
         1.10%, 07/07/04                                 10,000           10,000
   +@ RB (McCormick Theological
         Seminary) Series 2001B
         1.10%, 07/07/04                                 12,500           12,500
   +@ RB (Perspectives Charter
         School) Series 2003
         1.08%, 07/07/04                                  5,500            5,500
   +@ RB (Presbyterian Home Lake
         Forest Place) Series 1996A
         1.10%, 07/07/04                                  7,000            7,000
   +@ RB (Presbyterian Homes Two
         Arbor Lane) Series 2001
         1.10%, 07/07/04                                  9,000            9,000
   +@ RB (Rest Haven Convalescent
         Home) Series 1997
         1.66%, 07/07/04                                  7,000            7,000
   +@ RB (Sacred Heart Schools)
         Series 2003
         1.10%, 07/07/04                                  4,600            4,600
   +@ RB (Slovak American Charitable
         Assn) Series 2000
         1.10%, 07/07/04                                  7,815            7,815
   +@ RB (St. Ignatius College Prep)
         Series 2002
         1.10%, 07/07/04                                  2,800            2,800
   +@ RB (St. Ignatius College) Series
         1994
         1.10%, 07/07/04                                  2,200            2,200
   +@ RB (Wheaton Academy) Series
         1998
         1.10%, 07/07/04                                  9,000            9,000
   +@ Residential Rental RB (FC
         Harris Pavilion) Series 1994
         1.06%, 07/07/04                                  7,200            7,200
  +~@ Water Facilities Refunding RB
         (Illinois-American Water Co)
         Series 2002
         1.13%, 07/01/04                                  5,000            5,000

      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society)
         Series 1989
         1.05%, 07/07/04                                  7,800            7,800
 +~@o RB (Shedd Aquarium) Series
         1997
         1.12%, 07/07/04                                  2,000            2,000

      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society)
         Series 1989A
         1.10%, 07/07/04                                  2,050            2,050
 +~@o RB (Ingalls Health System)
         Series 1994
         1.12%, 07/07/04                                 18,305           18,305
   +@ RB (Villa St. Benedict) Series
         2003B
         1.16%, 07/07/04                                 10,250           10,250
   +@ RB (Washington & Jane Smith
         Home) Series 1991
         1.10%, 07/07/04                                  2,800            2,800

      ILLINOIS HOUSING DEVELOPMENT
      AUTH
    @ Homeowner Mortgage Revenue
         Notes Series 2004 B-2
         1.04%, 04/01/05                                 14,000           14,000
   +@ M/F Mortgage Refunding RB
         (Hyde Park Tower Apts) Series
         2000A
         1.10%, 07/07/04                                  4,500            4,500

      ILLINOIS STUDENT ASSISTANCE
      COMMISSION
   +@ Student Loan RB Series 1996A
         1.10%, 07/07/04                                  7,600            7,600

      LOMBARD
   +@ Refunding IDRB (B&H
         Partnership) Series 1995
         1.48%, 07/07/04                                  1,850            1,850

      METROPOLITAN PIER & EXPOSITION
      AUTH
 +~@o McCormick Place Expansion &
         Refunding Bonds Series
         1999A-C
         1.14%, 07/07/04                                  9,790            9,790
    + McCormick Place Expansion
         Refunding Bonds Series
         1996A
         1.15%, 12/15/04                                  5,000            5,110
 +~@o McCormick Place Expansion
         Refunding Bonds Series
         1998A
         1.14%, 07/07/04                                 14,355           14,355
 +~@o McCormick Place Expansion
         Refunding Bonds Series
         2002B
         1.12%, 07/07/04                                 18,490           18,490


20 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      OAK FOREST
   +@ RB (Homewood) Series 1989
         1.08%, 07/07/04                                 10,000           10,000

      ORLAND PARK
   +@ IDRB (Orland Properties) Series
         1986A
         1.45%, 07/07/04                                    750              750

      PALATINE
   +@ Special Facility Limited
         Obligation RB (Little City for
         Community Development)
         Series 1998
         1.10%, 07/07/04                                  4,000            4,000

      REGIONAL TRANSPORTATION AUTH
      GO Refunding Bonds Series
         1999
 +~@o    1.14%, 07/07/04                                 12,055           12,055
 +~@o    1.14%, 07/07/04                                  9,730            9,730

      RICHTON PARK
   +@ IDRB (Avatar Corp) Series 1997
         1.22%, 07/07/04                                  1,800            1,800

      ROCKFORD
   +@ IDRB (Ring Can Corp) Series
         1998
         1.16%, 07/07/04                                  1,220            1,220
   +@ IDRB (Rockford Industrial
         Welding Supply) Series 1996
         1.28%, 07/07/04                                  2,000            2,000

      TINLEY PARK
   +@ IDRB (Beverly Mnfg Co) Series
         1997A
         1.33%, 07/07/04                                  2,165            2,165

      UNIVERSITY OF ILLINOIS
 +~@o Auxiliary Facilities RB Series
         1999A
         1.12%, 07/07/04                                  3,500            3,500
   ~@ COP (Utility Infrastructure)
         Series 2004
         1.06%, 07/07/04                                 10,000           10,000

      WILL-KANKAKEE REGIONAL
      DEVELOPMENT AUTH
   +@ IDRB Series 2002 (Toltec Steel
         Services) Series 2002
         1.19%, 07/07/04                                  7,390            7,390

      YORKVILLE
   +@ IDRB (FE Wheaton & Co) Series
         1996
         1.28%, 07/07/04                                    950              950
                                                                     -----------
                                                                         872,081

      INDIANA 1.4%

      ELKHART CNTY
   +@ Economic Development RB
         (West Plains Apts) Series
         1998A
         1.15%, 07/07/04                                  1,850            1,850

      GARY REDEVELOPMENT DISTRICT
   +@ Economic Growth RB Series
         2001A
         1.14%, 07/07/04                                  5,670            5,670

      INDIANA DEVELOPMENT FINANCE
      AUTH
   +@ IDRB (Big Sky Park) Series
         1999
         1.16%, 07/07/04                                  5,200            5,200
   +@ IDRB (Cives Corp) Series 1998
         1.17%, 07/07/04                                  7,150            7,150

      INDIANA HEALTH FACILITIES
      FINANCING AUTH
  +~@ Insured RB Series 1985A
         1.05%, 07/07/04                                  4,400            4,400
      RB (Ascension Health Credit
         Group) Series 2001A-2
         0.98%, 07/02/04                                 45,000           45,000
    @ RB (Ascension Health) Series
         2001-A-3
         1.60%, 03/01/05                                 16,000           15,942
    @ RB (Ascension Health) Series
         2001-A-4
         1.60%, 03/01/05                                 20,000           19,927

      INDIANA HFA
  ~@o S/F Mortgage RB Series
         1998 D-2
         1.23%, 07/07/04                                  9,995            9,995
  ~@o S/F Mortgage RB Series 2000
         B-2
         1.25%, 07/07/04                                  6,255            6,255

      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines
         Apts) Series 2001
         1.13%, 07/07/04                                  5,500            5,500


                                                         See financial notes. 21

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
 +~@o Thermal Energy System RB
         Series 2001A
         1.14%, 07/07/04                                  9,900            9,900

      INDIANAPOLIS AIRPORT AUTH
    + Subordinate TECP Notes
         1.08%, 08/11/04                                  8,750            8,750

      MARION
   +@ Economic Development RB
         (Indiana Wesleyan Univ)
         Series 2000
         1.05%, 07/07/04                                  7,500            7,500

      ST JOSEPH CNTY
   +@ Economic Development RB
         (Corby Apts) Series 1997B
         1.20%, 07/07/04                                  3,430            3,430
   +@ Economic Development RB (Pin
         Oaks Apts) Series 1997A
         1.20%, 07/07/04                                  1,000            1,000
   +@ Economic Development RB
         (Western Manor Apts) Series
         1997C
         1.20%, 07/07/04                                  2,130            2,130

      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB Series
         2001B
         1.06%, 07/07/04                                 10,600           10,600

      VIGO CNTY
   +@ Economic Development RB
         (Sisters of Providence) Series
         2001
         1.19%, 07/07/04                                  3,500            3,500
                                                                     -----------
                                                                         173,699

      IOWA 1.1%

      IOWA HIGHER EDUCATION LOAN AUTH
   +@ Private College Facility RB
         (Graceland Univ) Series 2003
         1.13%, 07/07/04                                  2,000            2,000
   +@ Private College Facility RB
         (St Ambrose University)
         Series 2003
         1.08%, 07/01/04                                    495              495

      IOWA SCHOOL CORPORATIONS
    + Cash Anticipation Program
         Warrant Certificates
         2004-2005 Series A
         1.59%, 06/30/05                                 95,000           96,314

      IOWA STUDENT LOAN LIQUIDITY CORP
  +~@ Student Loan RB Series 1988B
         1.10%, 07/07/04                                 46,500           46,500
                                                                     -----------
                                                                         145,309

      KANSAS 0.6%

      KANSAS DEPT OF TRANSPORTATION
  ~@o Highway RB Series 1999
         1.14%, 07/07/04                                 37,500           37,500

      WICHITA
   +@ Airport Facilities Refunding RB
         (Cessna Citation Service
         Center) 1997 Series III
         1.10%, 07/07/04                                 11,245           11,245
   +@ Airport Facility Refunding &
         Improvement RB (Flightsafety
         Intl) 1999 Series II
         1.15%, 07/07/04                                 26,170           26,170
                                                                     -----------
                                                                          74,915

      KENTUCKY 0.9%

      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
         1.16%, 07/07/04                                  3,000            3,000

      JEFFERSON CNTY
   +@ M/F Housing Refunding RB
         (Camden Brookside Apts)
         Series 2002
         1.13%, 07/07/04                                  8,900            8,900
   +@ Sports Stadium RB (Univ of
         Louisville Athletic Assn)
         Series 1997
         1.23%, 07/07/04                                  3,500            3,500

      KENTUCKY HIGHER EDUCATION
      STUDENT LOAN CORP
  +~@ Insured Student Loan RB Series
         1991E
         1.06%, 07/07/04                                 12,600           12,600
  +~@ Insured Student Loan RB Series
         1996A
         1.06%, 07/07/04                                 23,850           23,850

      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998F
         1.23%, 07/07/04                                 19,320           19,320
  ~@o Housing RB Series 1999H
         1.17%, 07/07/04                                  9,685            9,685


22 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@o Housing RB Series 2002A
         1.20%, 07/07/04                                  5,480            5,480

      LOUISVILLE & JEFFERSON CNTY
      METROPOLITAN SEWER DISTRICT
 +~@o Sewage & Drainage System RB
         Series 1999A
         1.14%, 07/07/04                                  6,115            6,115

      LOUISVILLE & JEFFERSON CNTY
      VISITORS & CONVENTION COMM
  +~@ Dedicated Tax Refunding RB
         (Kentucky International
         Convention Center Expansion)
         Series 2004B
         1.05%, 07/07/04                                 15,175           15,175

      RICHMOND
   +@ IDRB (Mikron) Series 1995
         1.12%, 07/07/04                                  7,175            7,175

      WICKLIFFE
   +@ Pollution Control & Solid Waste
         Disposal Refunding RB
         (Westvaco Corp) Series 2001
         1.05%, 07/07/04                                  4,250            4,250
                                                                     -----------
                                                                         119,050

      LOUISIANA 1.8%

      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten
         Realty Investors) Series 1995
         1.13%, 07/07/04                                  1,990            1,990

      ERNEST N. MORIAL - NEW ORLEANS
      EXHIBIT HALL AUTH.
 +~@o Senior Subordinate Special Tax
         Bonds Series 2003A
         1.14%, 07/07/04                                  4,995            4,995

      LAFAYETTE PARISH IDB
   +@ Refunding IDRB (Westwood
         Village) Series 1995
         1.13%, 07/07/04                                  3,735            3,735

      LAFAYETTE PUBLIC POWER AUTH
 +~@o Electric Refunding RB Series
         2003A&B
         1.14%, 07/07/04                                  5,310            5,310

      LAKE CHARLES HARBOR & TERMINAL
      DISTRICT
   +@ Dock & Wharf RB (Conoco Inc)
         Series 2000
         1.11%, 07/07/04                                 10,500           10,500

      LOUISIANA LOCAL GOVERNMENT
      ENVIRONMENTAL FACILITIES &
      COMMUNITY DEVELOPMENT AUTH
   +@ RB (University of Louisiana
         Monroe Facilities) Series
         2004A
         1.00%, 07/07/04                                  8,000            8,000

      LOUISIANA OFFSHORE TERMINAL
      AUTH
   +@ Deepwater Port Refunding RB
         First State Series 1992A
         1.08%, 07/07/04                                 10,000           10,000
   +@ Deepwater Port Refunding RB
         Series 2003B
         1.08%, 07/07/04                                  5,700            5,700

      LOUISIANA PUBLIC FACILITY AUTH
  +~@ Lease Purchase RB Series
         2003
         1.13%, 07/07/04                                 20,000           20,000
   +@ RB (Tiger Athletic Foundation)
         Series 2004
         1.15%, 07/07/04                                 24,000           24,000

      NEW ORLEANS
      Sewerage Service BAN Series
         2003
         1.12%, 08/01/04                                 50,000           50,037

      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
         1.08%, 07/07/04                                  5,160            5,160

      OUACHITA PARISH IDB
   +@ IDRB (Sulzer Escher Wyss)
         Series 1989
         1.17%, 07/07/04                                  1,500            1,500

      PARISH OF EAST BATON ROUGE,
      IDB, LOUISIANA
   +@ Solid Waste Disposal RB
         (Georgia-Pacific Corp)
         Series 2004
         1.17%, 07/07/04                                  7,100            7,100


                                                         See financial notes. 23

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ST JAMES PARISH
      Pollution Control Refunding RB
         (Texaco) Series 1988A
         1.12%, 07/13/04                                 36,500           36,500
      Pollution Control Refunding RB
         (Texaco) Series 1988B
         1.12%, 07/13/04                                 44,030           44,030
                                                                     -----------
                                                                         238,557

      MAINE 0.5%

      MAINE
      2004 GO TAN
         1.59%, 06/30/05                                 52,000           52,720

      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory) Series
         2002
         1.13%, 07/07/04                                  5,900            5,900

      MAINE HOUSING AUTH
  ~@o Mortgage Purchase Bonds
         Series 2002 F-2
         1.18%, 07/07/04                                  5,020            5,020
                                                                     -----------
                                                                          63,640

      MARYLAND 1.0%

      ANNE ARUNDEL CNTY
    ~ TECP GO BAN Series A
         1.10%, 10/18/04                                  7,000            7,000
    ~ TECP GO BAN Series B
         1.10%, 10/18/04                                  5,000            5,000

      BALTIMORE CNTY
    ~ Consolidated Public
         Improvement TECP Series
         2002
         1.03%, 08/13/04                                 18,000           18,000

      HOWARD CNTY
   +@ M/F Housing Refunding RB
         (Sherwood Crossing Apts)
         Series 2003
         1.08%, 07/07/04                                 10,000           10,000

      MARYLAND COMMUNITY
      DEVELOPMENT ADMINISTRATION
  ~@o S/F Program Bonds 1999
         Third Series
         1.23%, 07/07/04                                 32,335           32,335

      MARYLAND ENERGY FINANCING
      ADMINISTRATION
   +@ Limited Obligation Local District
         Cooling Facilities RB (Comfort
         Link) Series 2001
         1.13%, 07/07/04                                 10,000           10,000

      MARYLAND HEALTH & HIGHER
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (University of Maryland
         Medical System) Series
         2004A
         1.08%, 07/07/04                                 10,000           10,000

      MARYLAND STATE ECONOMIC
      DEVELOPMENT CORP
   +@ IDRB (Dixon Valve & Coupling
         Co) Series 1998
         1.19%, 07/07/04                                  1,815            1,815

      MONTGOMERY COUNTY HOUSING
      OPPORTUNITIES COMM
      S/F Mortgage RB 2004
         Series C
         1.10%, 03/08/05                                 24,840           24,840
      S/F Mortgage RB 2004
         Series D
         1.15%, 03/08/05                                  3,985            3,985
                                                                     -----------
                                                                         122,975

      MASSACHUSETTS 6.1%

      AMESBURY
      BAN
         1.02%, 02/13/05                                 10,170           10,212

      BEDFORD
      BAN
         1.14%, 02/18/05                                 11,526           11,661

      CHICOPEE
      2003 BAN
         1.18%, 11/19/04                                 26,536           26,619

      CLINTON
      BAN Series 2004
         1.07%, 02/04/05                                 20,000           20,110

      DIGHTON-REHOBOTH REGIONAL SD
      BAN Series R-1
         1.64%, 06/03/05                                 17,500           17,717

      DUXBURY
      BAN
         1.12%, 01/14/05                                 15,511           15,584


24 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      EASTON
      BAN
         1.60%, 06/10/05                                 19,094           19,298

      EVERETT
      BAN 2003
         1.07%, 09/10/04                                 30,000           30,039

      FOXBOROUGH
      BAN
         1.63%, 06/16/05                                 21,235           21,459

      GATEWAY REGIONAL SD
      BAN
         1.22%, 02/10/05                                 12,092           12,222

      HAVERHILL
    + BAN
         1.20%, 04/01/05                                  3,000            3,023

      HUDSON
      BAN
         1.27%, 05/13/05                                 25,419           25,795

      MARION
    = BAN
         1.68%, 07/15/05                                  2,000            2,026

      MARLBOROUGH
      BAN
         1.60%, 06/16/05                                 11,359           11,509

      MASCONOMET REGIONAL SD
      BAN
         1.10%, 02/10/05                                 10,000           10,054
         1.12%, 02/10/05                                  7,000            7,037

      MASSACHUSETTS
      GO Bonds Consolidated Loan
         Series 1999C
         1.10%, 09/01/04                                  1,900            1,912
 +~@o GO Bonds Consolidated Loan
         Series 2001D
         1.13%, 07/07/04                                  2,785            2,785
   ~@ GO Refunding Bonds 1998
         Series A
         1.08%, 07/07/04                                 14,600           14,600
   ~@ GO Refunding Bonds Series
         2001B
         1.11%, 07/07/04                                 10,000           10,000
   ~@ GO Refunding Bonds Series
         2001C
         1.11%, 07/07/04                                 10,700           10,700

      MASSACHUSETTS BAY TRANSIT AUTH
 +~@o General Transportation System
         Bonds Series 1999A
         1.09%, 07/07/04                                  9,000            9,000

      MASSACHUSETTS DEVELOPMENT
      FINANCE AGENCY
   +@ M/F Housing RB Salem Heights
         Apts Series 2003A
         1.08%, 07/07/04                                 12,000           12,000
   +@ RB (Brandon Residential
         Treatment Center) Series
         2003
         1.08%, 07/07/04                                  2,290            2,290
   +@ RB (FIBA Technologies) Series
         2003
         1.13%, 07/07/04                                  2,200            2,200
   +@ RB Assumption College Issue,
         Series 2002A
         1.05%, 07/07/04                                 14,800           14,800
  +~@ RB Boston University Issue
         Series R-3
         1.08%, 07/07/04                                  5,400            5,400
   +@ RB Dean College Issue, Series
         1999
         1.08%, 07/07/04                                  2,860            2,860
   +@ RB Judge Rotenberg Center
         Issue, Series 2003
         1.04%, 07/07/04                                 11,815           11,815
  +~@ RB Wentworth Institute of
         Technology Issue, Series 2000
         1.08%, 07/07/04                                  6,800            6,800
   +@ RB You Inc. Issue Series 2002
         1.04%, 07/07/04                                  4,200            4,200

      MASSACHUSETTS HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (Capital Assets Program)
         Series 1985D
         1.06%, 07/01/04                                  1,200            1,200
    @ RB (Williams College) Series I
         1.05%, 04/01/05                                 15,000           15,000
 +~@o RB Baystate Medical Center
         Issue Series D
         1.13%, 07/07/04                                 13,300           13,300
  +~@ RB Hallmark Health System
         Issue Series 1998B
         1.06%, 07/07/04                                 10,100           10,100
  ~@o RB Series K MIT Issue
         1.13%, 07/07/04                                  6,710            6,710


                                                         See financial notes. 25

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB Sherrill House Issue,
         Series A-1
         1.06%, 07/07/04                                  2,700            2,700

      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
         1.02%, 07/07/04                                 19,700           19,700
      S/F Housing Notes Series Q
         1.02%, 12/01/04                                  5,000            5,000

      MASSACHUSETTS IFA
   ~@ RB Whitehead Institute For
         Biomedical Research - 1995
         Issue
         1.02%, 07/07/04                                  2,200            2,200

      MASSACHUSETTS TURNPIKE AUTH
 +~@o Metropolitan Highway System
         Subordinate RB Series 1999A
         1.08%, 07/07/04                                  7,110            7,110

      MASSACHUSETTS WATER POLLUTION
      ABATEMENT TRUST
  ~@o Water Pollution Abatement RB
         (MWRA) Subordinate Series
         1999A
         1.09%, 07/07/04                                  1,500            1,500

      MEDFORD
      BAN 2003
         1.10%, 09/10/04                                  7,000            7,012
         1.15%, 09/10/04                                 15,000           15,024

      MEDWAY
      Unlimited Tax BAN
         1.04%, 03/18/05                                 15,000           15,101

      MENDON-UPTON REGIONAL SD
      BAN 2004
         1.24%, 04/28/05                                 29,500           29,923

      MILLBURY
      BAN
         1.45%, 01/21/05                                  3,200            3,210

      NATICK
      BAN
         1.09%, 04/29/05                                 12,900           12,996

      NEW BEDFORD
      BAN
         1.14%, 02/25/05                                 12,950           13,022

      OLD ROCHESTER REGIONAL SD
      Unlimited Tax BAN 2003
         1.18%, 10/15/04                                  6,000            6,014

      PEABODY
      BAN
         1.09%, 02/11/05                                 38,825           39,041
      BAN Series 2003
         1.05%, 10/01/04                                  6,000            6,014

      RALPH C. MAHAR REGIONAL SD
    = BAN
         1.69%, 07/14/05                                 20,000           20,258

      TEWKSBURY
      BAN
         1.12%, 02/18/05                                 21,827           21,948

      WALTHAM
      BAN
         1.09%, 02/01/05                                 56,150           56,448

      WESTON
      BAN
         1.09%, 02/11/05                                 30,393           30,562

      WEYMOUTH
      BAN
         1.02%, 03/10/05                                 25,000           25,125
         1.46%, 03/10/05                                 10,000           10,105

      WHITMAN-HANSON REGIONAL SD
      BAN
         1.04%, 01/14/05                                 13,100           13,202

      WILLIAMSTOWN
      Unlimited Tax BAN
         1.37%, 05/05/05                                  6,900            6,994

      WOBURN
      BAN
         1.19%, 04/08/05                                 22,000           22,094
                                                                     -----------
                                                                         794,340

      MICHIGAN 6.3%

      ALLEN PARK PUBLIC SCHOOLS
  ~@o Unlimited Tax School Building
         Bonds Series 2003
         1.14%, 07/07/04                                  7,760            7,760

      ANN ARBOR ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation Refunding RB
         (Glacier Hills) Series 2000B
         1.17%, 07/07/04                                  9,015            9,015
   +@ Limited Obligation RB (Glacier
         Hills) Series 2000A
         1.17%, 07/07/04                                 12,985           12,985


26 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      DETROIT
 +~@o Sewage Disposal System RB
         Series 1999A
         1.14%, 07/07/04                                 34,650           34,650
 +~@o Sewage Disposal System
         Second Lien RB Series
         2001B
         1.16%, 07/07/04                                  4,260            4,260
  +~@ Water Supply System Refunding
         Second Lien RB Series
         2004-A
         1.09%, 07/07/04                                 75,000           75,000
  +~@ Water Supply System Refunding
         Second Lien RB Series
         2004-B
         1.09%, 07/07/04                                 32,000           32,000
  +~@ Water Supply System Refunding
         Senior Lien RB Series 2003D
         1.05%, 07/07/04                                 11,900           11,900

      DETROIT CITY SD
 +~@o School Building & Site
         Improvement Bonds Series
         2001A
         1.16%, 07/07/04                                  4,620            4,620

      GEORGETOWN ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation RB (Sunset
         Manor) Series 2000
         1.17%, 07/07/04                                  9,030            9,030

      GRAND RAPIDS ECONOMIC
      DEVELOPMENT CORP
   +@ Refunding RB (Amway Hotel
         Corp) Series 1991A
         1.13%, 07/07/04                                  8,755            8,755

      MACOMB CNTY HOSPITAL FINANCE
      AUTH
   +@ Hospital Refunding RB (Mt
         Clemens General Hospital)
         Series 2003 A-1
         1.19%, 07/01/04                                 21,650           21,650
   +@ Hospital Refunding RB (Mt
         Clemens General Hospital)
         Series 2003 A-2
         1.26%, 07/01/04                                  9,500            9,500

      MICHIGAN
      GO Notes Series 2004A
         0.98%, 09/30/04                                 60,000           60,152
    ~ GO School Loan Bonds Series
         2004A
         1.10%, 12/01/04                                 25,000           25,000

      MICHIGAN HIGHER EDUCATION
      STUDENT LOAN AUTH
  +~@ Student Loan RB 1990 Series
         XII-D
         1.10%, 07/07/04                                 14,600           14,600

      MICHIGAN HOSPITAL FINANCING
      AUTH
   +@ Hospital Refunding RB
         (Crittenton Hospital Medical
         Center) Series 2003A
         1.11%, 07/01/04                                  7,900            7,900
   +@ RB (Martin Luther Memorial
         Home) Series 1997
         1.10%, 07/07/04                                  7,760            7,760

      MICHIGAN HOUSING DEVELOPMENT
      AUTH
 +~@o S/F Mortgage RB Series
         2001A
         1.17%, 07/07/04                                  3,630            3,630
    @ S/F Mortgage RB Series
         2002D
         1.20%, 12/15/04                                  9,000            9,000

      MICHIGAN STATE BUILDING AUTH
    + TECP Series 4
         1.15%, 09/09/04                                 94,445           94,445

      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB (Advance
         Plastics Corp) Series 1996
         1.23%, 07/07/04                                  1,830            1,830
   +@ Limited Obligation RB
         (American Cancer Society)
         Series 2000
         1.13%, 07/07/04                                  4,445            4,445
   +@ Limited Obligation RB (EPI
         Printers) Series 1997
         1.23%, 07/07/04                                    960              960
   +@ Limited Obligation RB (Mans)
         Series 1991
         1.23%, 07/07/04                                    630              630
   +@ Limited Obligation RB (Mans)
         Series 1998B
         1.23%, 07/07/04                                  1,175            1,175


                                                         See financial notes. 27

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Limited Obligation RB
         (Mechanics Uniform Rental
         Co) Series 1995
         1.23%, 07/07/04                                  1,000            1,000
  +~@ Limited Obligation RB
         (Orchestra Place Renewal)
         Series 2000
         1.18%, 07/07/04                                 15,000           15,000
   +@ Limited Obligation RB (United
         Machining) Series 1998
         1.23%, 07/07/04                                  4,000            4,000
  +~@ Limited Obligation Refunding
         RB (Detroit Edison Co) Series
         2003A
         1.18%, 07/07/04                                  5,995            5,995

      MICHIGAN TRUNK LINE FUND
 +~@o State Trunk Line Fund
         Refunding Bonds Series
         1998A
         1.11%, 07/07/04                                 46,666           46,666

      OAKLAND CNTY
   +@ Limited Obligation RB (Husky
         Envelope Products) Series
         1999
         1.23%, 07/07/04                                  2,360            2,360
   +@ Limited Obligation RB Series
         2000 (Pontiac Vision 2000
         Schools) Series 2000
         1.13%, 07/07/04                                  9,400            9,400

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport) Junior
         Lien Series 2001
         1.11%, 07/07/04                                 81,975           81,975
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport) Series
         2002A
         1.10%, 07/07/04                                136,770          136,770
  +~@ Airport Refunding RB (Detroit
         Metropolitan Wayne County
         Airport) Series 1996B
         1.10%, 07/07/04                                 48,590           48,590
                                                                     -----------
                                                                         824,408

      MINNESOTA 1.2%

      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB (Mall
         of America) Series 1999B
         1.15%, 07/07/04                                  8,500            8,500

      DAKOTA CNTY COMMUNITY
      DEVELOPMENT AGENCY
 +~@o S/F Mortgage RB Draw Down
         Series 2002
         1.18%, 07/07/04                                  6,170            6,170
   +@ S/F Mortgage Refunding RB
         Series 2003
         1.05%, 08/01/04                                 10,000           10,000

      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie
         Leased Housing Associates I)
         Series 2003A
         1.25%, 07/07/04                                  6,000            6,000

      HENNEPIN CNTY
    @ GO Refunding Bonds Series
         1996C
         1.25%, 07/07/04                                  2,050            2,050

      HENNEPIN CNTY HOUSING &
      REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
         (Stone Arch Apts) Series 2002
         1.15%, 07/07/04                                  2,800            2,800

      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota
         Business Plaza) Series 2000
         1.35%, 07/07/04                                  2,300            2,300

      MINNEAPOLIS
   +@ RB (Guthrie Theater) Series
         2003A
         1.08%, 07/07/04                                 18,000           18,000

      MINNEAPOLIS-ST PAUL
      METROPOLITAN AIRPORTS
      COMMISSION
 +~@o Airport RB Series 2000B
         1.18%, 07/07/04                                  5,225            5,225
    + Subordinate Revenue TECP
         Series B
         1.20%, 09/07/04                                 17,500           17,500


28 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MINNESOTA AGRICULTURAL &
      ECONOMIC DEVELOPMENT BRD
   +@ RB (Evangelical Lutheran Good
         Samaritan Society) Series
         1996
         1.15%, 07/07/04                                  7,400            7,400

      MINNESOTA HFA
    @ Residential Housing Finance
         Bonds Series 2000M-1
         1.20%, 12/23/04                                 10,000           10,000
   ~@ Residential Housing Finance
         Bonds Series 2003B
         1.10%, 07/07/04                                  4,300            4,300
    @ Residential Housing Finance
         Bonds Series 2003F
         1.00%, 07/22/04                                 33,840           33,840

      MINNESOTA HIGHER EDUCATION
      FACILITIES AUTH
   +@ RB (Univ of St. Thomas)
         Series 4-O
         1.08%, 07/07/04                                  9,700            9,700
   +@ RB (Univ of St. Thomas)
         Series 5-I
         1.08%, 07/07/04                                  3,800            3,800

      ST LOUIS PARK
   +@ M/F Housing RB (Park)
         Series 2002A
         1.20%, 07/07/04                                  3,300            3,300
                                                                     -----------
                                                                         150,885

      MISSISSIPPI 0.4%

      MISSISSIPPI
  ~@o GO Refunding Bonds Series
         2001
         1.14%, 07/07/04                                 14,880           14,880

      MISSISSIPPI BUSINESS FINANCE CORP
   +@ IDRB (Electric Mills Wood
         Preserving) Series 1999
         1.21%, 07/07/04                                  5,000            5,000
   +@ IDRB (Omega Motion) Series
         1996
         1.17%, 07/07/04                                  4,500            4,500
   +@ IDRB (VC Regional Assembly &
         Mnfg) Series 2003
         1.12%, 07/07/04                                  9,210            9,210

      MISSISSIPPI HOME CORP
  +~@ S/F Mortgage RB Series
         1997C
         1.23%, 07/07/04                                  5,065            5,065

      MISSISSIPPI HOSPITAL EQUIPMENT
      & FACILITIES AUTH
   +@ RB (Baptist Memorial Hospital)
         Series 2001
         1.10%, 07/07/04                                 16,320           16,320
                                                                     -----------
                                                                          54,975

      MISSOURI 0.1%

      CLAY CNTY IDA
   +@ IDRB (KS Salad Real Estate)
         Series 1999
         1.23%, 07/07/04                                  6,000            6,000

      MISSOURI DEVELOPMENT FINANCE
      BOARD
   +@ IDRB (Milbank Mnfg Co) Series
         1997
         1.27%, 07/07/04                                  3,000            3,000

      ST. LOUIS IDA
   +@ IDRB (Kessler Container) Series
         1997A
         1.15%, 07/07/04                                  2,000            2,000

      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers)
         Series 1995
         1.39%, 07/07/04                                  2,800            2,800
                                                                     -----------
                                                                          13,800

      MONTANA 0.3%

      MONTANA HEALTH FACILITIES AUTH
  +~@ Health Care RB (Pooled Loan
         Program) Series 1985A
         1.10%, 07/07/04                                  3,155            3,155

      NEBRASKA 0.3%

      DODGE CNTY
   +@ IDRB (Oilgear Co) Series 1997
         1.33%, 07/07/04                                  1,110            1,110

      NEBRASKA INVESTMENT FINANCE
      AUTH
  ~@o S/F Housing RB Series 1998G
         1.23%, 07/07/04                                 10,735           10,735
  ~@o S/F Housing RB Series 1999E
         1.17%, 07/07/04                                  1,465            1,465


                                                         See financial notes. 29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      STANTON CNTY
    @ IDRB (Nucor Corp) Series 1996
         1.12%, 07/07/04                                 19,300           19,300
                                                                     -----------
                                                                          32,610

      NEVADA 1.2%

      CLARK CNTY
  +~@ Airport System Refunding RB
         Series 1993A
         1.06%, 07/07/04                                 14,300           14,300
  +~@ Airport System Subordinate Lien
         RB Series 1995 A-2
         1.06%, 07/07/04                                  1,200            1,200
   +@ Airport System Subordinate Lien
         RB, Series 1999B-1
         1.10%, 07/07/04                                 11,860           11,860
   +@ Economic Development RB
         (Univ. of Nevada, Las Vegas
         Foundation) Series 1999
         1.10%, 07/07/04                                    470              470
   +@ IDRB (Southwest Gas Corp)
         Series 2003A
         1.10%, 07/07/04                                 12,500           12,500

      CLARK CNTY SD
 +~@o GO (Limited Tax) Building Bonds
         Series 2001F
         1.12%, 07/07/04                                 21,715           21,715

      NEVADA HOUSING DIVISION
   +@ Multi-Unit Housing Refunding
         RB (Oakmont) Series 2002
         1.10%, 07/07/04                                  4,350            4,350
   +@ Multi-unit Housing RB (Apache
         Pines Apts) Series 1999A
         1.10%, 07/07/04                                  7,415            7,415
   +@ Multi-unit Housing RB
         (Banbridge Apts) Series
         2000A
         1.10%, 07/07/04                                  3,960            3,960
   +@ Multi-unit Housing RB (Bluffs
         Apts) Series 2002A
         1.10%, 07/07/04                                 17,850           17,850
   +@ Multi-unit Housing RB (City
         Center) Series 2000A
         1.10%, 07/07/04                                  9,350            9,350
   +@ Multi-unit Housing RB (Silver
         Pines Apts) Series 2002A
         1.10%, 07/07/04                                  5,500            5,500
   +@ Multi-unit Housing RB (Silver
         Terrace Apts) Series 2003A
         1.10%, 07/07/04                                  5,150            5,150
   +@ Multi-unit Housing RB (St Rose
         Seniors Apts) Series 2002A
         1.10%, 07/07/04                                 14,770           14,770
   +@ Multi-unit Housing RB Series
         1989A
         1.06%, 07/07/04                                  5,000            5,000

      WASHOE CNTY
 +~@o GO Convention Center
         Refunding Bonds Series
         2001A
         1.12%, 07/07/04                                 21,000           21,000
                                                                     -----------
                                                                         156,390

      NEW HAMPSHIRE 0.8%

      NEW HAMPSHIRE BUSINESS
      FINANCE AUTH
   +@ Solid Waste Disposal RB (Lonza
         Biologics) Series 2003
         1.17%, 07/07/04                                 30,000           30,000

      NEW HAMPSHIRE HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (Dartmouth-Hitchcock
         Obligated Group) Series
         2001A
         1.04%, 07/07/04                                 50,000           50,000
   +@ RB (Riverwoods) Series 2003
         1.10%, 07/07/04                                  8,850            8,850

      NEW HAMPSHIRE HFA
 +~@o S/F Mortgage Acquisition RB
         Series 1997C
         1.23%, 07/07/04                                  2,425            2,425
 +~@o S/F Mortgage Acquisition RB
         Series 1998B
         1.23%, 07/07/04                                  9,995            9,995
                                                                     -----------
                                                                         101,270

      NEW JERSEY 0.3%

      ENGLEWOOD
    = BAN
         1.63%, 07/08/05                                 23,750           24,069


30 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NEW JERSEY ECONOMIC
      DEVELOPMENT AUTH
   +@ Economic Development RB
         (ENCAP Golf Holdings)
         Series 2004
         1.08%, 07/07/04                                     45               45

      NEW JERSEY HEALTH CARE
      FACILITIES FINANCING AUTH
   +@ RB Series 2004 A-4
         1.04%, 07/07/04                                  2,000            2,000

      NEW JERSEY HOUSING &
      MORTGAGE FINANCE AGENCY
      S/F Housing RB Series 2004F
         1.05%, 04/01/05                                  5,000            5,000

      NEW JERSEY TURNPIKE AUTH
  +~@ Turnpike RB Series 2000A
         1.11%, 07/07/04                                  8,000            8,000
                                                                     -----------
                                                                          39,114

      NEW MEXICO 0.2%

      FARMINGTON
   +@ Hospital RB (San Juan Regional
         Medical Center) Series 2004B
         1.11%, 07/07/04                                  5,000            5,000

      SANTA FE
   +@ Gross Receipts Tax Subordinate
         Lien Wastewater System RB
         Series 1997B
         1.10%, 07/07/04                                 16,600           16,600
                                                                     -----------
                                                                          21,600

      NEW YORK 5.5%

      BUFFALO
    + RAN 2003-2004 A
         1.08%, 07/29/04                                 12,000           12,015

      DUTCHESS CNTY IDA
   +@ Civic Facility RB (Trinity-Pawling
         School Corp) Series 1998
         1.08%, 07/07/04                                  4,500            4,500

      JAY STREET DEV CORP
   +@ Courts Facility Lease RB (Jay
         Street Project) Fiscal 2004
         Bonds A-2
         1.05%, 07/07/04                                  6,000            6,000

      LONG ISLAND POWER AUTH
 +~@o Electric System RB Series
         1998A
         1.14%, 07/07/04                                 10,970           10,970
  +~@ Electric System Subordinated
         RB 1998 Series 7B
         1.00%, 07/07/04                                  1,700            1,700

      METROPOLITAN TRANSPORTATION
      AUTH
  +~@ Dedicated Tax Fund Series
         2002B
         1.07%, 07/07/04                                  8,800            8,800
  +~@ Transportation RB Series
         2004A-4
         1.10%, 07/07/04                                 10,000           10,000
  +~@ Transportation Refunding RB
         Series 2002G-2
         1.08%, 07/07/04                                 16,500           16,500
  +~@ Transportation Variable Rate RB
         Series 2004A-3
         1.10%, 07/07/04                                 10,000           10,000

      NEW YORK
    + Environmental Quality 1986 GO
         Bonds Series 1998A
         1.18%, 08/04/04                                 12,000           12,000

      NEW YORK CITY
   +@ GO Bonds Fiscal 1994 Series
         A-7
         1.04%, 07/01/04                                  1,000            1,000
 +~@o GO Bonds Fiscal 1998D
         1.08%, 07/07/04                                 17,825           17,825
 +~@o GO Bonds Fiscal 2004 Series F
         1.15%, 07/07/04                                 50,000           50,000

      NEW YORK CITY HOUSING
      DEVELOPMENT CORP
   +@ M/F Mortgage RB (2 Gold
         Street) 2003 Series A
         1.03%, 07/07/04                                  5,000            5,000
   +@ M/F Mortgage RB (Upper East),
         2003 Series A
         1.06%, 07/07/04                                 31,000           31,000
   +@ M/F Rental Housing RB (One
         Columbus Place) Series
         1998A
         1.05%, 07/07/04                                 44,500           44,500
   +@ M/F Rental Housing RB (Sierra)
         Series 2003A
         1.05%, 07/07/04                                  9,300            9,300


                                                         See financial notes. 31

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NEW YORK CITY IDA
   +@ Special Facility RB (Korean Air
         Lines Co) Series 1997A
         1.08%, 07/07/04                                 21,500           21,500

      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
    + TECP Series 5
         1.07%, 07/07/04                                 15,000           15,000
    ~ TECP Series 6
         1.06%, 07/15/04                                 30,000           30,000
  +~@ Water & Sewer System RB
         Series 1994G
         1.03%, 07/01/04                                  2,400            2,400
 +~@o Water & Sewer System RB
         Series 1996B
         1.11%, 07/07/04                                  9,995            9,995
   ~@ Water & Sewer System RB
         Series 2000C
         1.04%, 07/07/04                                 12,500           12,500
 +~@o Water & Sewer System RB
         Series 2002 G
         1.11%, 07/07/04                                 13,545           13,545

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTH
  ~@o Future Tax Secured Bonds
         Fiscal 1999C
         1.08%, 07/07/04                                 14,760           14,760
   ~@ Future Tax Secured Bonds
         Series 2001C
         1.03%, 07/07/04                                  8,150            8,150
  ~@o Future Tax Secured Refunding
         Bonds Series 2003A
         1.11%, 07/07/04                                  4,640            4,640
   ~@ Recovery Bonds Fiscal 2003
         Series 2D
         1.03%, 07/07/04                                  3,600            3,600

      NEW YORK STATE DORMITORY AUTH
 +~@o State University Educational
         Facilities RB Series 2000B
         1.35%, 11/10/04                                 20,000           20,000

      NEW YORK STATE ENERGY
      RESEARCH DEV AUTH
 +~@o Gas Facilities RB (Brooklyn
         Union Gas Co.) Series 1996
         1.11%, 07/07/04                                  1,570            1,570

      NEW YORK STATE HFA
   +@ 101 West End Ave Housing RB
         Series 1999A
         1.08%, 07/07/04                                 40,050           40,050
   +@ 150 E44th St Housing RB
         Series 2000A
         1.08%, 07/07/04                                 56,120           56,120
   +@ 250 W50th St Housing RB
         Series 1997A
         1.03%, 07/07/04                                 37,000           37,000
   +@ 350 W43rd St Housing RB
         Series 2002A
         1.05%, 07/07/04                                  5,000            5,000
   +@ 350 W43rd Street Housing RB
         2004 Series A
         1.05%, 07/07/04                                  9,400            9,400
   +@ Helena Housing RB Series
         2003A
         1.03%, 07/07/04                                 12,200           12,200
   +@ Housing RB (Avalon Chrystie
         Place I) Series 2004 A
         1.08%, 07/07/04                                 20,000           20,000
   +@ Service Contract Refunding RB
         Series 2003D
         1.03%, 07/07/04                                 24,700           24,700
   +@ Union Square South Housing
         RB Series 1996A
         1.03%, 07/07/04                                 14,000           14,000
   +@ W23rd St Housing RB Series
         2002A
         1.08%, 07/07/04                                 43,100           43,100

      NEW YORK STATE MORTGAGE
      AGENCY
  ~@o Homeowner Mortgage RB
         Series 79
         1.13%, 07/07/04                                 14,995           14,995
  ~@o Homeowner Mortgage RB,
         Series 77-A
         1.20%, 02/03/05                                 10,700           10,700
  ~@o S/F Mortgage RB Series 92
         1.13%, 07/07/04                                  4,055            4,055

      PORT AUTH OF NEW YORK & NEW
      JERSEY
 +~@o Special Project Bonds Series 6
         JFK International Air Terminal
         1.11%, 07/07/04                                  4,345            4,345


32 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      TRIBOROUGH BRIDGE & TUNNEL
      AUTH
  ~@o General Refunding RB Series
         2002B
         1.10%, 07/07/04                                  9,995            9,995

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
         Co) Series 2001A
         1.09%, 07/07/04                                  1,000            1,000

      YONKERS IDA
  +~@ Civic Facility RB (Consumers
         Union) Series 1994
         1.05%, 07/07/04                                    460              460
                                                                     -----------
                                                                         715,890

      NORTH CAROLINA 2.3%

      BURKE CNTY
   +@ IDRB (Bauer Industries) Series
         1994
         1.22%, 07/07/04                                  2,155            2,155

      CHARLOTTE
  +~@ Airport Refunding RB Series
         1997A
         1.10%, 07/07/04                                 37,400           37,400

      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton
         Townhomes) Series 2001
         1.13%, 07/07/04                                  5,490            5,490

      FORSYTH CNTY
   +@ RB (Plymouth Printing Co)
         Series 1998
         1.19%, 07/07/04                                  1,140            1,140

      GATES CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
   +@ IDRB (Coxe-Lewis Corp) Series
         1999
         1.27%, 07/07/04                                  1,080            1,080

      GUILFORD CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville
         SE Mnfg) Series 1997
         1.15%, 07/07/04                                  1,500            1,500

      HERTFORD CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
      IDRB (Nucor Corp) Series
         2000A
    @    1.12%, 07/07/04                                 17,500           17,500
    @    1.15%, 07/07/04                                 26,500           26,500

      JOHNSTON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Flanders Corp) Series
         1998
         1.09%, 07/07/04                                  4,500            4,500

      MECKLENBURG CNTY
   ~@ GO Bonds Series 2003B
         1.05%, 07/07/04                                 10,000           10,000

      NORTH CAROLINA CAPITAL FACILITIES
      FINANCE AGENCY
   +@ Capital Facilities RB (Durham
         Academy) Series 2001
         1.09%, 07/07/04                                 22,700           22,700

      NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
    @ Educational Facilities RB
         (Davidson College) Series
         2000B
         1.09%, 07/07/04                                 19,000           19,000
   +@ Educational Facilities RB (High
         Point Univ) Series 1997
         1.09%, 07/07/04                                  4,610            4,610
   +@ Educational Facilities RB
         (Queens College) Series
         1999B
         1.09%, 07/07/04                                  5,755            5,755

      NORTH CAROLINA HFA
  ~@o Home Ownership RB Series 1A
         1.05%, 07/15/04                                 12,000           12,000

      ROCKINGHAM CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (McMichael Mills) Series
         1997
         1.17%, 07/07/04                                  1,600            1,600


                                                         See financial notes. 33

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ROWAN CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
   +@ IDRB (Taylor Clay Products)
         Series 1999
         1.17%, 07/07/04                                  3,800            3,800

      SAMPSON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Crumpler Plastic Pipe)
         Series 1999
         1.22%, 07/07/04                                  3,200            3,200

      UNION CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
   +@ RB (Rock-Tenn Converting Co)
         Series 1997
         1.16%, 07/07/04                                  1,750            1,750

      WAKE CNTY
   ~@ Public Improvement Bonds
         Series 2003B
         1.30%, 04/01/05                                 28,000           28,249
   ~@ School Bonds Series 2004A
         1.13%, 04/01/05                                 30,000           30,194
   ~@ School Bonds Series 2004B
         1.13%, 04/01/05                                 41,320           41,587

      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge
         Apts) Series 2000
         1.16%, 07/07/04                                 10,075           10,075

      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden
         Lakes Estates) Series 1999
         1.16%, 07/07/04                                  7,140            7,140
                                                                     -----------
                                                                         298,925

      NORTH DAKOTA 0.3%

      NORTH DAKOTA HOUSING FINANCE
      AGENCY
      Home Mortgage Finance
         Program 2004 Series B
   ~@    1.10%, 07/07/04                                 11,735           11,735
   ~@    1.10%, 07/07/04                                 12,990           12,990

      RICHLAND CNTY
   +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996A
         1.38%, 07/07/04                                  7,250            7,250
   +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996B
         1.38%, 07/07/04                                    665              665
                                                                     -----------
                                                                          32,640

      OHIO 2.0%

      AKRON, BATH & COPLEY JOINT
      TOWNSHIP HOSPITAL DISTRICT
   +@ Hospital Facilities RB (Summa
         Health System Obligated
         Group) Series 2004B
         1.10%, 07/07/04                                  7,500            7,500

      CLEVELAND
   +@ Airport System RB Series
         1997D
         1.10%, 07/07/04                                 35,640           35,640

      CLEVELAND-CUYAHOGA CNTY PORT
      AUTH
   +@ RB (Euclid/93rd Garage) Series
         2003
         1.05%, 07/07/04                                 25,000           25,000

      CUYAHOGA CNTY
   +@ Economic Development RB
         (Hathaway Brown School)
         Series 1999
         1.10%, 07/07/04                                 14,650           14,650

      HAMILTON
  +~@ Electric System Refunding RB
         Series 2002A
         1.08%, 07/07/04                                 26,050           26,050

      OHIO
    @ Infrastructure Improvement
         Refunding GO Bonds Series
         2004A
         1.03%, 07/07/04                                 18,000           18,000

      OHIO AIR QUALITY DEVELOPMENT
      AUTH
   +@ Air Quality Development RB
         (JMG Funding) Series 1994A
         1.06%, 07/07/04                                 30,725           30,725


34 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Air Quality Development RB
         (JMG Funding) Series 1994B
         1.15%, 07/07/04                                 14,400           14,400

      OHIO HFA
  ~@o Residential Mortgage RB (MBS
         Program) Series 2000 A-1
         1.17%, 07/07/04                                    250              250
  ~@o Residential Mortgage RB
         2001C
         1.20%, 07/07/04                                  6,500            6,500

      OHIO HIGHER EDUCATIONAL FACILITY
      COMMISSION
   +@ Higher Educational Facility RB
         (Pooled Financing) Series
         2003B
         1.10%, 07/07/04                                  5,000            5,000

      PORT OF GREATER CINCINNATI
      DEVELOPMENT AUTH
   +@ RB (National Underground
         Railroad Freedom Center)
         Series 2003A
         1.10%, 07/07/04                                 15,000           15,000

      UNIVERSITY OF CINCINNATI
      General Receipts BAN Series
         2004C
         1.03%, 03/28/05                                 37,122           37,387
         1.13%, 03/28/05                                  5,000            5,032
  +~@ General Receipts Bonds Series
         2004B
         1.08%, 07/07/04                                 20,000           20,000
                                                                     -----------
                                                                         261,134

      OKLAHOMA 1.0%

      BROKEN BOW EDA
   +@ Solid Waste Disposal RB
         (JM Huber) Series 2003A
         1.13%, 07/07/04                                  7,500            7,500

      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
         1.40%, 07/07/04                                  5,000            5,000

      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of
         Fame) Series 1999
         1.08%, 07/07/04                                  1,080            1,080

      OKLAHOMA DEVELOPMENT
      FINANCE AUTH
   +@ RB (Shawnee Funding) Series
         1996
         1.16%, 07/07/04                                  3,100            3,100

      OKLAHOMA HFA
  ~@o S/F Mortgage RB Series
         1998B-2 & 2000C-2
         1.17%, 07/07/04                                  3,835            3,835

      OKLAHOMA STUDENT LOAN AUTH
  +~@ Student Loan Bonds & Notes
         Series 1996A
         1.05%, 07/07/04                                 32,580           32,580
  +~@ Student Loan Bonds & Notes
         Series 1997A
         1.10%, 07/07/04                                 33,000           33,000
  +~@ Student Loan Bonds & Notes
         Series 1998A
         1.10%, 07/07/04                                 33,100           33,100
  +~@ Student Loan Bonds & Notes
         Series 2000A-4
         1.10%, 07/07/04                                 10,945           10,945

      TULSA IDA
   +@ RB (YMCA) Series 1999
         1.08%, 07/07/04                                  2,500            2,500
                                                                     -----------
                                                                         132,640

      OREGON 1.4%

      OREGON
   +@ Economic Development RB
         (Kettle Foods) 1998 Series
         196
         1.12%, 07/07/04                                  4,870            4,870
      Full Faith & Credit TAN Series
         2003A
         1.07%, 11/15/04                                 42,000           42,184

      OREGON ECONOMIC DEVELOPMENT
      COMMISSION
   +@ Economic Development RB
         (Pendleton Flour Mills) 1997
         Series 182
         1.12%, 07/07/04                                  4,360            4,360

      OREGON HEALTH & SCIENCE
      UNIVERSITY
   +@ Special RB Series 2004A
         (OHSU Medical Group)
         1.06%, 07/07/04                                 10,000           10,000


                                                         See financial notes. 35

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      OREGON HEALTH, HOUSING,
      EDUCATIONAL & CULTURAL FACILITY
   +@ RB (Quatama Crossing) Series
         1998A
         1.15%, 07/07/04                                  8,510            8,510

      OREGON HOUSING & COMMUNITY
      SERVICES DEPT
    @ Mortgage RB (S/F Program)
         Series 20030
         1.25%, 01/06/05                                 40,000           40,000
    @ Mortgage RB (S/F Program)
         Series 2003M
         1.20%, 01/06/05                                  7,000            7,000
    @ Mortgage RB (Single-Family
         Mortgage Program) 2004
         Series D
         1.16%, 05/05/05                                 12,800           12,800
    @ Mortgage RB (Single-Family
         Mortgage Program) 2004
         Series E
         1.21%, 05/05/05                                 13,400           13,400

      PORT OF PORTLAND
   +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1996
         1.12%, 07/07/04                                 28,000           28,000
   +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1999
         1.12%, 07/07/04                                  4,500            4,500

      PORTLAND
   +@ M/F Housing RB (Village of
         Lovejoy Fountain) Series 1997
         1.12%, 07/07/04                                  8,500            8,500
                                                                     -----------
                                                                         184,124

      PENNSYLVANIA 7.9%

      ALLEGHENY CNTY HOSPITAL
      DEVELOPMENT AUTH
 +~@o Hospital RB Series 1993
         (Magee-Womens Hospital)
         1.10%, 07/07/04                                  5,000            5,000

      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series
         2004
         1.63%, 06/30/05                                 15,000           15,201

      BLAIR COUNTY IDA
   +@ First Mortgage RB (Village at
         Penn State Project) Series
         2002C
         1.01%, 07/07/04                                  2,175            2,175

      CAMBRIA CNTY IDA
   +@ Resource Recovery RB
         (Cambria Cogen Co) Series
         1998A-1
         1.15%, 07/07/04                                 90,000           90,000
   +@ Resource Recovery RB
         (Cambria Cogen Co) Series
         1998A-2
         1.34%, 07/07/04                                 15,005           15,005

      CENTRAL BUCKS SD
  +~@ GO Series 2000A
         1.13%, 07/07/04                                  1,550            1,550

      CHESTER CNTY HEALTH &
      EDUCATION FACILITIES AUTH
   +@ RB (Simpson Meadows) Series
         2000
         1.08%, 07/07/04                                  3,805            3,805

      CLARION CNTY IDA
   +@ Energy Development RB (Piney
         Creek) 1990 Series
         1.10%, 07/07/04                                  4,465            4,465

      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education & Health Loan)
         Series 1997
         1.13%, 07/07/04                                  7,285            7,285

      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
         Medical Center Obligated
         Group) Series 2002
         1.09%, 07/07/04                                  4,600            4,600

      DELAWARE VALLEY REGIONAL
      FINANCE AUTH
 +~@o Local Government RB 1998A
         1.16%, 07/07/04                                 14,510           14,510
 +~@o Local Government RB Series
         1998A
         1.13%, 07/07/04                                  7,400            7,400

      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
         1.06%, 07/07/04                                  3,125            3,125


36 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ERIE SD
 +~@o GO Bonds Series 2001A
         1.22%, 11/03/04                                 15,845           15,845

      HARRISBURG AUTH
  +~@ Water Refunding RB Series
         2002B
         1.13%, 07/07/04                                  5,000            5,000
  +~@ Water Refunding RB Series
         2003A
         1.13%, 07/07/04                                 10,850           10,850

      LANCASTER CNTY HOSPITAL AUTH
  +~@ Health Center RB (Masonic
         Homes) Series 2002
         1.06%, 07/07/04                                 17,435           17,435

      MERCER CNTY
 +~@o GO Bonds Series 2001
         1.11%, 07/07/04                                  9,000            9,000

      MONTGOMERY CNTY HIGHER
      EDUCATION & HEALTH AUTH
   +@ RB Series 2001 (Madlyn &
         Leonard Abramson Center For
         Jewish Life)
         1.09%, 07/07/04                                  5,500            5,500

      MONTGOMERY CNTY IDA
    + Pollution Control Refunding RB
         (Exelon Generation Co) Series
         2002A
         1.00%, 07/08/04                                  7,200            7,200
    + Pollution Control Refunding RB
         (Peco Energy Co) Series
         1994A
         1.10%, 07/07/04                                 25,000           25,000
   +@ School RB (Friends' Central
         School) Series 2002
         1.13%, 07/07/04                                  5,200            5,200

      MONTGOMERY CNTY
      REDEVELOPMENT AUTH
   +@ M/F Housing RB (Kingswood
         Apts) Series 2001A
         1.05%, 07/07/04                                  1,205            1,205
   +@ M/F Housing Refunding RB
         (Glenmore Associates) Series
         1995A
         1.09%, 07/07/04                                  3,750            3,750

      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series
         2001
         1.30%, 10/06/04                                  6,995            6,995
   +@ RB (Binney & Smith) Series
         1997B
         1.14%, 07/07/04                                    840              840

      NORWIN SD
 +~@o GO Bonds Series 2001A
         1.35%, 11/10/04                                 12,500           12,500

      PENNSYLVANIA
 +~@o GO Bonds First Series 1995
         1.14%, 07/07/04                                  1,000            1,000
  ~@o GO Bonds First Series 2001
         1.16%, 07/07/04                                  6,860            6,860
 +~@o GO Bonds First Series 2003
         1.10%, 07/07/04                                  5,000            5,000
 +~@o GO Bonds First Series 2004
         1.10%, 07/07/04                                  5,370            5,370
 +~@o GO Bonds Second Series 2002
         1.10%, 07/07/04                                 14,995           14,995

      PENNSYLVANIA CONVENTION
      CENTER AUTH
 +~@o RB Series 1989A
         1.10%, 07/07/04                                  4,500            4,500

      PENNSYLVANIA ECONOMIC
      DEVELOPMENT FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak)
         Series 2001B
         1.08%, 07/07/04                                 12,500           12,500
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2001A
         1.13%, 07/07/04                                 71,900           71,900
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2002A
         1.13%, 07/07/04                                 38,500           38,500
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2002B
         1.10%, 07/07/04                                 18,000           18,000
   +@ RB (Westrum Hanover) Series
         2004
         1.10%, 07/07/04                                    800              800

      PENNSYLVANIA ENERGY
      DEVELOPMENT AUTH
   +@ Energy Development RB (B&W
         Ebensburg) Series 1986
         1.10%, 07/07/04                                 33,435           33,435


                                                         See financial notes. 37

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Energy Development RB (Piney
         Creek) Series 1986A
         1.10%, 07/07/04                                 21,475           21,475
   +@ Energy Development RB (Piney
         Creek) Series 1986C
         1.10%, 07/07/04                                  4,155            4,155

      PENNSYLVANIA HFA
 +~@o S/F Mortgage RB Drawdown
         Series 2003
         1.15%, 07/07/04                                  6,920            6,920
  ~@o S/F Mortgage RB Series
         1999A
         1.08%, 08/05/04                                 18,820           18,820
  ~@o S/F Mortgage RB Series
         2002-74B
         1.13%, 07/07/04                                  3,895            3,895
  ~@o S/F RB Series 1998-64
         1.09%, 11/04/04                                    495              495

      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series 1988A
         1.05%, 07/07/04                                 38,600           38,600
  +~@ Student Loan RB Series 1988B
         1.05%, 07/07/04                                 25,000           25,000
  +~@ Student Loan RB Series 1994A
         1.05%, 07/07/04                                 16,000           16,000
  +~@ Student Loan RB Series 1997A
         1.13%, 07/07/04                                 23,900           23,900
  +~@ Student Loan RB Series 1999A
         1.10%, 07/07/04                                 74,300           74,300
  +~@ Student Loan RB Series 2000A
         1.13%, 07/07/04                                 40,900           40,900
  +~@ Student Loan RB Series 2001A
         1.13%, 07/07/04                                 21,900           21,900
  +~@ Student Loan RB Series
         2003A-1
         1.13%, 07/07/04                                  7,000            7,000
  +~@ Student Loan RB Series
         2003A-2
         1.13%, 07/07/04                                 28,000           28,000

      PENNSYLVANIA PUBLIC SCHOOL
      BUILDING AUTH
  +~@ School RB (Parkland SD) Series
         1999D
         1.13%, 07/07/04                                  6,600            6,600

      PENNSYLVANIA STATE UNIVERSITY
    @ RB Series 2001A
         1.08%, 07/07/04                                  1,300            1,300

      PENNSYLVANIA TURNPIKE
      COMMISSION
   ~@ Turnpike RB Series 2001U
         1.08%, 07/07/04                                 39,200           39,200

      PHILADELPHIA
  +~@ Water & Wastewater RB Series
         1997B
         1.05%, 07/07/04                                 16,700           16,700
  +~@ Water & Wastewater Refunding
         RB Series 2003
         1.07%, 07/07/04                                  7,000            7,000

      PHILADELPHIA GAS WORKS
 +~@o RB Third Series 2001
         1.10%, 07/07/04                                  5,995            5,995

      PHILADELPHIA HOSPITAL & HIGHER
      EDUCATION FACILITIES A
   +@ RB (Wills Eye Hospital) Series
         2000
         1.08%, 07/07/04                                  7,000            7,000

      PHILADELPHIA IDA
  +~@ Airport RB Series 1998A
         1.05%, 08/05/04                                 12,710           12,710
   +@ RB (City Line Holiday Inn)
         Series 1996
         1.03%, 07/07/04                                  6,800            6,800

      QUAKERTOWN GENERAL AUTH
   +@ RB (Pooled Financing Program)
         Series 1996A
         1.02%, 07/07/04                                 15,455           15,455
   +@ RB (Pooled Financing Program)
         Series 1998A
         1.02%, 07/07/04                                  1,705            1,705

      QUAKERTOWN HOSPITAL AUTH
   +@ Hospital RB (HPS Group Pooled
         Financing Program) Series
         1985
         1.02%, 07/07/04                                 17,000           17,000

      TEMPLE UNIVERSITY
      University Funding Obligations
         Series 2004
         1.27%, 05/02/05                                 29,800           30,041

      WASHINGTON CNTY LEASE AUTH
   +@ Municipal Facilities Lease RB
         (Reading II) Series
         1985 A-1-B
         1.04%, 07/07/04                                  7,600            7,600


38 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    @ Refunding RB (University of
         Pennsylvania) Series 2004
         1.08%, 07/07/04                                 10,000           10,000

      WEST CORNWALL TWP MUNICIPAL
      AUTH
   +@ RB (Lebanon Valley Brethren
         Home) Series 1995
         1.11%, 07/07/04                                  1,720            1,720
                                                                     -----------
                                                                       1,031,487

      RHODE ISLAND 0.8%

      RHODE ISLAND HOUSING &
      MORTGAGE FINANCE CORP
  ~@o Home Ownership Opportunity
         Bonds 1998 Series 29A
         1.23%, 07/07/04                                 19,020           19,020

      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln)
         2000 Series
         1.35%, 07/07/04                                  1,900            1,900

      RHODE ISLAND STUDENT LOAN AUTH
  +~@ Student Loan Program RB
         1995 Series 1
         1.13%, 07/07/04                                 30,000           30,000
  +~@ Student Loan Program RB
         1996 Series 1
         1.10%, 07/07/04                                 19,000           19,000
  +~@ Student Loan Program RB
         1996 Series 2
         1.10%, 07/07/04                                  6,900            6,900
  +~@ Student Loan Program RB
         1996 Series 3
         1.13%, 07/07/04                                 23,000           23,000
                                                                     -----------
                                                                          99,820

      SOUTH CAROLINA 1.6%

      BERKELEY CNTY SD
 +~@o School Building Bonds Series
         2002
         1.15%, 07/07/04                                  7,575            7,575

      CHARLESTON CNTY SD
    = 2004 TAN
         1.51%, 04/15/05                                 70,000           70,540

      CHARLESTON WATERWORKS &
      SEWER SYSTEM
   ~@ Refunding & Capital
         Improvement RB Series
         2003A
         1.10%, 07/07/04                                  8,665            8,665

      FLORENCE CNTY PUBLIC FACILITIES
      CORP.
  +~@ Refunding COP (Law
         Enforcement & Civic Centers)
         Series 2003
         1.08%, 07/07/04                                 27,290           27,290

      GREENVILLE IDA
   +@ IDRB (Stevens Aviation
         Technical Services) Series
         1997
         1.22%, 07/07/04                                  3,500            3,500

      SOUTH CAROLINA ASSOCIATION OF
      GOVERNMENTAL ORGANIZATIONS
         1.53%, 04/15/05                                 15,000           15,142

      SOUTH CAROLINA HOUSING &
      DEVELOPMENT AUTH
   +@ M/F Rental Housing RB (Ashley
         Apts) Series 1999
         1.16%, 07/07/04                                  4,105            4,105
   +@ M/F Rental Housing RB
         (Piedmont Manor Apts) Series
         2000B-1
         1.16%, 07/07/04                                  5,755            5,755
   +@ M/F Rental Housing RB
         (Spartanburg Terrace Apts)
         Series 2000C-1
         1.16%, 07/07/04                                  1,960            1,960
   +@ M/F Rental Housing Refunding
         RB (Fairway Apts) Series
         2001A
         1.10%, 07/07/04                                  7,735            7,735

      SOUTH CAROLINA JOBS ECONOMIC
      DEVELOPMENT AUTH
   +@ Economic Development RB
         (Holcim) Series 2003
         1.23%, 07/07/04                                  6,250            6,250
   +@ Economic Development RB
         (Thomas & Betts Corp) Series
         1997
         1.22%, 07/07/04                                  3,250            3,250


                                                         See financial notes. 39

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Economic Development
         Refunding RB (Electric City
         Printing Co) Series 1994
         1.22%, 07/07/04                                  1,800            1,800
   +@ IDRB (Sanders Brothers
         Construction Co) Series 1996
         1.22%, 07/07/04                                    700              700

      SOUTH CAROLINA PUBLIC SERVICE
      AUTH
    ~ TECP
         0.97%, 07/14/04                                 22,424           22,424

      SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE BANK
 +~@o RB Series 1999A
         1.14%, 07/07/04                                 22,610           22,610

      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co)
         Series 1991
         1.14%, 07/07/04                                  4,750            4,750
                                                                     -----------
                                                                         214,051

      SOUTH DAKOTA 0.3%

      SOUTH DAKOTA HDA
   ~@ Homeownership Mortgage
         Bonds Series 2003C-1
         1.06%, 07/07/04                                 10,000           10,000
   +@ M/F Housing RB (Harmony
         Heights) Series 2001
         1.25%, 07/07/04                                  6,500            6,500

      SOUTH DAKOTA HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (McKenna Hospital) Series
         1994
         1.15%, 07/07/04                                 27,345           27,345
                                                                     -----------
                                                                          43,845

      TENNESSEE 2.9%

      BRISTOL HEALTH & EDUCATIONAL
      FACILITIES BOARD
   +@ RB (King College) Series 2001
         1.08%, 07/07/04                                  6,850            6,850

      CARTER CNTY IDB
   +@ M/F Housing Refunding RB
         (Willow Run Apts) Series
         1990
         1.25%, 07/07/04                                  6,675            6,675

      CHATTANOOGA HEALTH, EDUCATION
      & HOUSING FACILITIES BOARD
   +@ RB (Baylor School) Series 1996
         1.08%, 07/07/04                                  2,035            2,035

      CLARKSVILLE PUBLIC BUILDING AUTH
   +@ Pooled Finance RB Series 2003
         1.10%, 07/01/04                                  1,000            1,000

      FRANKLIN CO IDB
   +@ IDRB (Hi-Tech) Series 1997
         1.16%, 07/07/04                                  4,300            4,300

      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo
         Seat USA Corp) Series 2001
         1.28%, 07/07/04                                  3,795            3,795

      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty Machine
         Co) Series 2001
         1.13%, 07/07/04                                  5,000            5,000

      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co)
         Series 1999
         1.16%, 07/07/04                                  2,400            2,400

      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
         1.05%, 07/07/04                                  5,730            5,730
  +~@ Water System RB Series 2002
         1.05%, 07/07/04                                  4,800            4,800

      JACKSON IDB
   +@ Solid Waste Facility Bonds
         (Ameristeel Corp) Series 1997
         1.15%, 07/07/04                                  3,800            3,800

      MCMINN CNTY IDA
   +@ Solid Waste Disposal Facilities
         RB (Bowater) Series 1999
         1.17%, 07/07/04                                 13,500           13,500

      MEMPHIS HEALTH, EDUCATIONAL
      & HOUSING FACILITY BOARD
   +@ M/F Housing Refunding RB
         (Watergrove Apts) Series
         2004
         1.08%, 07/07/04                                  7,945            7,945

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY
      GO TECP
         1.10%, 10/08/04                                 25,000           25,000


40 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY HEALTH &
      EDUCATIONAL FACILITIES BOARD
   +@ RB (Ensworth School) Series
         2002
         1.05%, 07/07/04                                 10,000           10,000

      METROPOLITAN GOVT OF NASHVILLE
      DAVIDSON CNTY IDB
   +@ Educational Facilities Refunding
         RB (David Lipscomb Univ)
         Series 2003
         1.05%, 07/07/04                                  8,600            8,600
   +@ IDRB (Bindtech) Series 1997
         1.15%, 07/07/04                                  2,850            2,850
   +@ M/F Housing RB (Arbor Crest)
         1985B
         1.09%, 07/07/04                                 12,550           12,550
   +@ M/F Housing RB (Arbor Knoll)
         1985A
         1.09%, 07/07/04                                 13,400           13,400
   +@ RB (Nashville Symphony Hall)
         Series 2004
         1.08%, 07/07/04                                 13,000           13,000

      METROPOLITAN NASHVILLE AIRPORT
      AUTH
   +@ Passenger Facility Charge
         Refunding Bonds Series 2003
         1.13%, 07/07/04                                  7,000            7,000

      MONTGOMERY CNTY PUBLIC
      BUILDING AUTH
      Pooled Financing RB Series
         2002
         1.10%, 07/01/04                                     80               80

      NASHVILLE-DAVIDSON CNTY HEALTH
      & EDUCATIONAL FACILITIES BOARD
    @ RB (Ascension Health Credit
         Group) Series 2001 B-1
         1.00%, 08/02/04                                  3,500            3,500

      SEVIER CNTY PUBLIC BUILDING
      AUTH
  +~@ Public Improvement Bonds
         1995 Series C-1
         1.10%, 07/07/04                                  2,975            2,975
  +~@ Public Improvement Bonds
         1996 Series E-4
         1.10%, 07/07/04                                  2,340            2,340
  +~@ Public Improvement Bonds
         1996 Series E-5
         1.10%, 07/07/04                                  1,310            1,310
  +~@ Public Improvement Bonds
         1996 Series F-1
         1.10%, 07/07/04                                  8,700            8,700
  +~@ Public Improvement Bonds
         1996 Series F-2
         1.10%, 07/07/04                                  4,775            4,775
  +~@ Public Improvement Bonds
         1996 Series G
         1.10%, 07/07/04                                  5,175            5,175
  +~@ Public Improvement Bonds
         1996 Series II-C
         1.10%, 07/07/04                                    805              805
  +~@ Public Improvement Bonds
         1998 Series III-C-1
         1.10%, 07/07/04                                  7,980            7,980

      SHELBY CNTY HEALTH, EDUCATION
      & HOUSING FACILITY BOARD
   +@ Educational Facilities RB
         (Rhodes College) Series 2000
         1.08%, 07/07/04                                  9,700            9,700
   +@ M/F Housing RB (TUP I) Series
         1997A
         1.20%, 07/07/04                                  5,000            5,000
    + RB (Baptist Memorial Hospital)
         Series 2000
         1.08%, 07/21/04                                 30,000           30,000
   +@ RB (St. Benedict at Auburndale
         High School) Series 2003
         1.13%, 07/07/04                                  5,000            5,000

      TENNESSEE
      GO TECP Series A
         0.98%, 07/13/04                                 10,000           10,000
         1.03%, 09/07/04                                 20,000           20,000
         1.16%, 10/07/04                                 10,000           10,000

      TENNESSEE HOUSING
      DEVELOPMENT AGENCY
  ~@o Homeownership Program Bonds
         Series 2001-1C
         1.21%, 07/07/04                                  4,205            4,205

      VOLUNTEER STUDENT LOAN
      FUNDING CORP
   +@ Student Loan RB Series
         1987 A-1
         1.12%, 07/07/04                                 15,000           15,000


                                                         See financial notes. 41

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Student Loan RB Series
         1987 A-2
         1.12%, 07/07/04                                 13,700           13,700
   +@ Student Loan RB Series
         1987 A-3
         1.12%, 07/07/04                                 58,400           58,400
                                                                     -----------
                                                                         378,875

      TEXAS 12.2%

      AMARILLO HEALTH FACILITY CORP.
   +@ Health Facilities Refunding RB
         (Evangelical Lutheran Good
         Samaritan Society) Series
         1997
         1.15%, 07/07/04                                  3,155            3,155
   +@ Hospital RB (Panhandle Pooled
         Health Care Loan) Series
         1985
         1.15%, 07/07/04                                  3,000            3,000

      AUSTIN
  ~@o Public Improvement Bonds
         Series 2000
         1.14%, 07/07/04                                  6,000            6,000
 +~@o Water & Wastewater Refunding
         RB Series 2001A&B
         1.12%, 07/07/04                                  6,425            6,425

      BEXAR CNTY HEALTH FACILITIES
      DEVELOPMENT CORP.
   +@ Health Care RB (Chandler
         Memorial Home) Series 1995
         1.11%, 07/07/04                                  3,700            3,700

      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding RB
         (TXU Electric Co) Series 2001
         D-1
         1.14%, 07/07/04                                 14,500           14,500

      CAPITAL HEALTH FACILITIES
      DEVELOPMENT CORP
   +@ Health Facilities Development
         RB (Island on Lake Travis)
         Series 1986
         1.10%, 07/07/04                                 22,600           22,600

      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington
         Apts) Series 1996
         1.19%, 07/07/04                                  6,150            6,150

      DALLAS AREA RAPID TRANSIT
 +~@o Dallas/Ft Worth International
         Airport Joint RB Series 2003A
         1.15%, 07/07/04                                  2,500            2,500
 +~@o Senior Lien Sales Tax RB Series
         2001
         1.14%, 07/07/04                                 16,130           16,130

      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
 +~@o Airport Joint Improvement RB
         Series 2003A
         1.65%, 07/07/04                                  9,995            9,995
 +~@o Joint Improvement & Refunding
         RB Series 2002A
         1.18%, 07/07/04                                  8,995            8,995

      DENTON UTILITY SYSTEN
 +~@o Utility System RB Series 2000A
         1.13%, 07/07/04                                  5,230            5,230

      EL PASO
 +~@o Water & Sewer Refunding RB
         Series 1998
         1.23%, 07/07/04                                 10,610           10,610

      EULESS IDA
   +@ RB (Ferguson Enterprises)
         Series 1985
         1.14%, 07/07/04                                  4,950            4,950

      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co) Series
         1994
         1.20%, 07/07/04                                  1,400            1,400

      GRAPEVINE IDA
   +@ Airport Improvement RB
         (Simuflite Training Int'l) Series
         1983A
         1.15%, 04/01/05                                 18,975           18,975

      GREATER EAST TEXAS STUDENT
      LOAN CORP.
   +@ Student Loan RB Series 1992B
         1.03%, 07/07/04                                 14,000           14,000
   +@    1.12%, 07/07/04                                 30,200           30,200
   +@ Student Loan RB Series 1995B
         1.03%, 07/07/04                                 10,000           10,000
   +@ Student Loan Refunding RB
         Series 1993A
         1.12%, 07/07/04                                 48,150           48,150


42 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Student Loan Refunding RB
         Series 1993B
         1.12%, 07/07/04                                  7,000            7,000
   +@ Student Loan Refunding RB
         Series 1995A
         1.13%, 07/07/04                                 35,700           35,700
   +@ Student Loan Refunding RB
         Series 1996A
         1.12%, 07/07/04                                 56,000           56,000
   +@ Student Loan RB Series 1998A
         1.12%, 07/07/04                                 10,250           10,250

      GREGG COUNTY HEALTH FACILITIES
      DEV. CORP.
   +@ Hospital RB (Good Shepherd
         Medical Center) Series 2004
         1.08%, 07/07/04                                 21,770           21,770

      GULF COAST INDUSTRIAL
      DEVELOPMENT AUTH
   +@ IDRB (Gruma Corp) Series
         1994
         1.15%, 07/07/04                                  6,440            6,440

      GULF COAST WASTE DISPOSAL AUTH
    @ Solid Waste Disposal RB
         (Amoco Oil Co) Series 1991
         1.05%, 10/01/04                                  9,200            9,200

      HARRIS CNTY
  +~@ Junior Lien Special RB (Rodeo)
         Series 2001C
         1.13%, 07/07/04                                  2,000            2,000

      HARRIS CNTY HEALTH FACILITY
      DEVELOPMENT CORP
 +~@o SCH Health Care System RB
         Series 1997B
         1.14%, 07/07/04                                 14,850           14,850

      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion
         Square Apts) Series 2000
         1.23%, 07/07/04                                  2,860            2,860

      HOCKLEY INDUSTRIAL DEV CORP., TX
    @ Pollution Control RB (AMOCO)
         Series 1983
         0.98%, 09/01/04                                 18,500           18,498

      HOUSTON
  ~@o Public Improvement Refunding
         Bonds Series 1998A
         1.14%, 07/07/04                                 21,655           21,655
 +~@o Water & Sewer System Junior
         Lien Refunding RB Series
         2002A
         1.16%, 07/07/04                                  6,530            6,530

      HOUSTON COMBINED UTILITY
      SYSTEM
    ~ TECP Notes Series A
         1.10%, 07/13/04                                 11,600           11,600

      HOUSTON INDEPENDENT SD
   ~@ Limited Tax Schoolhouse &
         Refunding Bonds Series 2003
         1.73%, 06/15/05                                 97,270           97,270
   ~@ Limited Tax Schoolhouse Bonds
         Series 2004
         1.75%, 06/09/05                                105,000          104,873

      JEWETT ECONOMIC DEVELOPMENT
      CORP
    @ IDRB (Nucor Corp) Series 2003
         1.12%, 07/07/04                                  6,200            6,200

      KATY INDEPENDENT SD
 +~@o Unlimited Tax School Building
         Bonds Series 2000A
         1.14%, 07/07/04                                 10,145           10,145

      LAVACA-NAVIDAD RIVER AUTH
   +@ Water Supply System Contract
         RB (Formosa Plastics Corp)
         Series 1990
         1.28%, 07/07/04                                 13,600           13,600

      LOWER COLORADO RIVER AUTH
 +~@o Refunding RB Series 1999A
         1.14%, 07/07/04                                 10,770           10,770

      LOWER NECHES VALLEY AUTH
    @ Pollution Control RB (Chevron
         USA) Series 1987
         0.95%, 08/16/04                                 12,940           12,940

      MANSFIELD IDA
   +@ IDRB (Southern Champion Tray)
         Series 1999
         1.60%, 07/07/04                                  2,200            2,200

      MATAGORDA CNTY NAVIGATION
      DISTRICT # 1
 +~@o Refunding RB (Houston
         Lighting & Power Co)
         1.20%, 07/07/04                                 19,385           19,385


                                                         See financial notes. 43

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MIDLOTHIAN INDEPENDENT SD
  ~@o Unlimited Tax School Building &
         Refunding Bonds Series 2004
         1.16%, 07/07/04                                  8,840            8,840

      NORTH TEXAS HIGHER EDUCATION
      AUTH
   +@ Student Loan RB Series 1987
         1.10%, 07/07/04                                 87,750           87,750
   +@ Student Loan RB Series 1998
         1.06%, 07/07/04                                  9,000            9,000

      PANHANDLE PLAINS HIGHER
      EDUCATION AUTH
  +~@ Student Loan RB Series 1991A
         1.10%, 07/07/04                                  2,200            2,200
      Student Loan RB Series 1992A
  +~@    1.10%, 07/07/04                                 45,500           45,500
  +~@    1.10%, 07/07/04                                  7,300            7,300
  +~@ Student Loan RB Series 1993A
         1.10%, 07/07/04                                 35,400           35,400

      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp) Series
         1994
         1.15%, 07/07/04                                  4,095            4,095

      SOUTHEAST TEXAS HFA
      S/F Mortgage Refunding & RB
         Series 1998A
 +~@o    1.17%, 07/07/04                                  5,390            5,390
 +~@o    1.17%, 07/07/04                                  5,480            5,480

      TEXAS
      GO College Student Loan &
         Refunding Bonds Series 2003
   ~@    1.80%, 07/07/04                                 10,130           10,130
   ~@    1.80%, 07/07/04                                 15,560           15,560
      TRAN Series 2003
         1.16%, 08/31/04                                200,000          200,277
         1.18%, 08/31/04                                255,000          255,344
         1.19%, 08/31/04                                 45,000           45,060
   ~@ Veterans' Housing Assistance
         Program Fund II Series 2002
         A-2 Bonds
         1.07%, 07/07/04                                  2,000            2,000

      TEXAS A&M UNIVERSITY
  ~@o Permanent University Fund
         Bonds Series 1998
         1.14%, 07/07/04                                 28,445           28,445

      TEXAS DEPT OF HOUSING &
      COMMUNITY AFFAIRS
   +@ M/F Housing RB (Bristol Apts)
         Series 2004
         1.13%, 07/07/04                                  8,625            8,625
   +@ M/F Housing RB (Creek Point
         Apts) Series 2000
         1.11%, 07/07/04                                  7,200            7,200
   +@ M/F Housing RB (Montgomery
         Pines Apts) Series 2004
         1.13%, 07/07/04                                 12,300           12,300
   +@ M/F Housing RB (Pinnacle
         Apartments) Series 2004
         1.13%, 07/07/04                                  7,000            7,000
  ~@o Residential Mortgage RB Series
         1998A
         1.23%, 07/07/04                                 14,950           14,950
 +~@o S/F Mortgage RB Series 2002
         A&B
         1.18%, 07/07/04                                  4,215            4,215

      TEXAS MUNICIPAL GAS CORP.
  +~@ Senior Lien Gas Reserve RB
         Series 1998
         1.06%, 07/07/04                                  2,590            2,590

      TRINITY RIVER AUTH
   +@ Solid Waste Disposal RB
         (Community Waste Disposal)
         Series 1999
         1.14%, 07/07/04                                  4,945            4,945

      WACO EDUCATION FINANCE CORP
  +~@ RB (Baylor Univ) Series 2002A
         1.06%, 07/07/04                                  9,775            9,775
                                                                     -----------
                                                                       1,587,772

      UTAH 1.7%

      DAVIS CO SD
    = 2004 TRAN
         1.60%, 06/30/05                                 25,000           25,343

      INTERMOUNTAIN POWER AGENCY
 +~@o Power Supply Refunding RB
         Series 1996C
         1.13%, 07/07/04                                 15,330           15,330

      SALT LAKE CITY
 +~@o Hospital RB Series 2001 (IHC
         Health Services)
         1.14%, 07/07/04                                 26,730           26,730


44 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (Rowland Hall - St. Mark's
         School) Series 2001
         1.08%, 07/07/04                                  9,515            9,515
    = TRAN Series 2004
         1.60%, 06/30/05                                 25,000           25,344

      UNIVERSITY OF UTAH
 +~@o Auxiliary & Campus Facilities
         System Refunding & RB
         Series 1998A
         1.14%, 07/07/04                                 30,060           30,060
   +@ Student Loan RB Series 1993A
         1.06%, 07/07/04                                 20,000           20,000
  +~@ Student Loan RB Series 1995l
         1.06%, 07/07/04                                 27,500           27,500

      UTAH
  ~@o GO Highway Bonds Series
         1998A
         1.12%, 07/07/04                                 31,085           31,085

      UTAH BUILDING OWNERSHIP AUTH
 +~@o Lease Refunding RB Series
         1998C
         1.14%, 07/07/04                                  9,695            9,695

      WOODS CROSS CITY
   +@ M/F Housing Refunding RB
         (Springwood Apts) Series
         2001A
         1.08%, 07/07/04                                  3,605            3,605
                                                                     -----------
                                                                         224,207

      VERMONT 0.1%

      VERMONT ECONOMIC
      DEVELOPMENT AUTH
   +@ IDRB (Agri-Mark) Series 1999A
         1.28%, 07/07/04                                 17,000           17,000
   +@ IDRB (Agri-Mark) Series 1999B
         1.28%, 07/07/04                                  1,000            1,000
                                                                     -----------
                                                                          18,000

      VIRGINIA 1.4%

      CHESTERFIELD CNTY IDA
   +@ Solid Waste Disposal Facility RB
         (Ridewater Fibre Corp) Series
         2000
         1.17%, 07/07/04                                  5,100            5,100

      KING GEORGE CNTY
   +@ Solid Waste Disposal Facility RB
         (Garnet) Series 1996
         1.15%, 07/07/04                                  3,700            3,700

      METROPOLITAN WASHINGTON
      AIRPORTS AUTH
 +~@o Airport System RB Series
         2001A
         1.18%, 07/07/04                                  5,870            5,870
  +~@ Airport System Refunding RB
         Series 2002C
         1.06%, 07/07/04                                 27,900           27,900
   = TECP Series A
         1.15%, 07/07/04                                 75,000           75,000

      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech Foundation)
         Series 2001A
         1.08%, 07/07/04                                  8,900            8,900
   +@ RB (Virginia Tech Foundation)
         Series 2001B
         1.18%, 07/07/04                                  1,310            1,310
   +@ RB (Virginia Tech Foundation)
         Series 2002
         1.08%, 07/07/04                                  4,485            4,485

      NORFOLK
 +~@o Parking System Refunding &
         RB Series 2000B
         1.14%, 07/07/04                                  9,450            9,450

      NORFOLK REDEVELOPMENT &
      HOUSING AUTH
   +@ RB (Old Dominion University
         Real Estate Foundation
         Student Housing) Series
         2004B
         1.08%, 07/07/04                                  6,000            6,000

      PORTSMOUTH REDEVELOPMENT &
      HOUSING AUTH
   +@ M/F Housing RB (Churchland
         North Apts) Series 1999
         1.16%, 07/07/04                                  6,550            6,550

      RICHMOND IDA
   +@ Educational Facilities RB
         (Church Schools) Series 2002
         1.08%, 07/07/04                                  9,640            9,640


                                                         See financial notes. 45

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      VIRGINIA BEACH DEVELOPMENT
      AUTH
   +@ M/F Residential Rental Housing
         RB (Silver Hill at Thalia)
         Series 1999
         1.16%, 07/07/04                                  4,200            4,200

      VIRGINIA PORT AUTHORITY
      Commonwealth Port Fund
         Refunding RB Series 1998
         1.70%, 07/01/05                                  8,630            8,932
                                                                     -----------
                                                                         177,037

      WASHINGTON 3.7%

      DOUGLAS CNTY DEVELOPMENT
      CORP
   +@ RB (Executive Flight) Series
         1998
         1.15%, 07/07/04                                  6,500            6,500

      ENERGY NORTHWEST
 +~@o Columbia Generating Station &
         Project #3 Refunding Electric
         RB Series 2001A
         1.14%, 07/07/04                                 29,700           29,700
 +~@o Project #3 Refunding Electric
         RB Series 2003A
         1.12%, 07/07/04                                  8,690            8,690
  +~@ Project #3 Refunding Electric
         RB, Series 2003D-3-2
         1.04%, 07/07/04                                  8,000            8,000
 +~@o Project No. 1 Refunding Electric
         RB Series 2002A
         1.12%, 07/07/04                                 13,530           13,530

      EVERETT IDA
    @ Exempt Facilities RB
         (Kimberly-Clark Corp) Series
         2002
         1.12%, 07/07/04                                  3,200            3,200
   +@ RB (Partners Trust I / Synsor)
         Series 1996
         1.12%, 07/07/04                                  3,500            3,500

      OLYMPIA
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.14%, 07/07/04                                  6,695            6,695

      PIERCE CNTY
   +@ IDRB (McFarland Cascade)
         Series 1996
         1.20%, 07/07/04                                  2,000            2,000
 +~@o Unlimited Tax GO Bonds Series
         2001
         1.14%, 07/07/04                                 43,655           43,655

      PIERCE CNTY ECONOMIC
      DEVELOPMENT CORP
   +@ RB (Flex-A-Lite Consolidated)
         Series 1996
         1.12%, 07/07/04                                  2,400            2,400
   +@ RB (K&M Holdings II) Series
         1997
         1.40%, 07/07/04                                  1,400            1,400
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.14%, 07/07/04                                  2,620            2,620

      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         1.14%, 07/07/04                                  1,645            1,645

      PORT OF MOSES LAKE PUBLIC CORP
   +@ RB (National Frozen Foods
         Corp) Series 1997
         1.05%, 07/07/04                                  2,900            2,900

      PORT OF SEATTLE
 +~@o RB Series 2001B
         1.17%, 07/07/04                                  4,430            4,430
 +~@o Special Facility RB Series
         1999B (Terminal 18)
         1.17%, 07/07/04                                 49,795           49,795

      PORT OF TACOMA
    + Subordinate Lien Revenue
         TECP Series A
         1.10%, 09/07/04                                 11,000           11,000
    +    0.97%, 09/09/04                                  6,000            6,000

      SEATTLE
 +~@o Drainage & Wastewater
         Refunding & RB Series 2002
         1.12%, 07/07/04                                  6,875            6,875

      SEATTLE HOUSING AUTH
   +@ RB (CHHIP & HRG) Series
         1996
         1.12%, 07/07/04                                  3,485            3,485


46 See financial notes.

SCHWAB MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (Casa Pacifica Apts) Series
         1997
         1.12%, 07/07/04                                  2,950            2,950

      SNOHOMISH CNTY PUBLIC UTILITY
      DISTRICT #1
  +~@ Generation System Refunding
         RB Series 2002A-1
         1.07%, 07/07/04                                 17,450           17,450
  +~@ Generation System Refunding
         RB Series 2002A-2
         1.07%, 07/07/04                                 27,000           27,000

      SPOKANE IDA
   +@ Refunding IDRB (Interlock
         Realty Co) Series 1996
         1.26%, 07/07/04                                    945              945

      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living)
         Series 1998
         1.12%, 07/07/04                                  3,210            3,210

      WASHINGTON
 +~@o GO Bond Series 2003A
         1.16%, 07/07/04                                  5,170            5,170
 +~@o GO Bonds Series 1998C
         1.14%, 07/07/04                                 12,150           12,150
 +~@o GO Bonds Series 2000B
         1.14%, 07/07/04                                 13,380           13,380
 +~@o GO Bonds Series 2001A
         1.14%, 07/07/04                                  5,950            5,950
    + Motor Vehicle Fuel Tax GO
         Refunding Bonds Series
         R-2001B
         1.04%, 09/01/04                                 10,000           10,066
 +~@o Unlimited GO Bonds Series B
         1.14%, 07/07/04                                 30,485           30,485

      WASHINGTON ECONOMIC
      DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB
         (Skills) Series 1998N
         1.12%, 07/07/04                                  2,875            2,875
   +@ IDRB (Tonkin Building
         Associates) Series 1997A
         1.20%, 07/07/04                                  1,000            1,000
   +@ RB (Ace Tank) Series 1998
         1.20%, 07/07/04                                  1,180            1,180
   +@ RB (Hunter Douglas) Series
         1997A
         1.16%, 07/07/04                                  3,500            3,500
   +@ Solid Waste Disposal RB
         (Waste Management) Series
         2000C
         1.14%, 07/07/04                                  5,500            5,500
   +@ Solid Waste Disposal RB
         (Waste Management) Series
         2000I
         1.12%, 07/07/04                                 10,240           10,240
   +@    1.14%, 07/07/04                                  7,235            7,235
   +@ Solid Waste Disposal RB
         (Waste Management) Series
         2000H
         1.14%, 07/07/04                                  6,825            6,825

      WASHINGTON HEALTH CARE
      FACILITIES AUTH
   +@ RB (Yakima Valley Farm
         Workers Clinic) Series 1997
         1.05%, 07/07/04                                  3,200            3,200

      WASHINGTON HOUSING FINANCE
      COMMISSION
   +@ M/F Housing RB (Highlander
         Apts) Series 2004A
         1.13%, 07/07/04                                  7,000            7,000
   +@ M/F Housing RB (Lakewood
         Meadows Apts) Series 2000A
         1.15%, 07/07/04                                  3,140            3,140
   +@ M/F Housing RB (Rainier Court
         Apts) Series 2003A
         1.13%, 07/07/04                                 12,750           12,750
   +@ M/F Housing RB (Silver Creek
         Apts) Series 2004
         1.13%, 07/07/04                                  4,100            4,100
   +@ M/F Housing RB (Woodrose
         Apts) Series 1999A
         1.13%, 07/07/04                                  6,750            6,750
   +@ M/F Mortgage RB (Canyon
         Lakes) Series 1993
         1.15%, 07/07/04                                  4,370            4,370
   +@ M/F Mortgage RB (Lake
         Washington Apts) Series
         1996
         1.12%, 07/07/04                                  8,150            8,150
   +@ M/F Mortgage RB (Meridian
         Court Apts) Series 1996
         1.11%, 07/07/04                                  6,700            6,700
   +@ M/F RB (Brittany Park Phase II)
         Series 1998A
         1.13%, 07/07/04                                  3,480            3,480


                                                         See financial notes. 47

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F RB (Brittany Park) Series
         1996A
         1.13%, 07/07/04                                  8,530            8,530
   +@ M/F RB (Merrill Gardens)
         Series 1997A
         1.13%, 07/07/04                                  6,125            6,125
   +@ M/F RB (Rosecreek Apts)
         Series 1998A
         1.16%, 07/07/04                                  3,570            3,570
 +~@o S/F Program Bonds Draw Down
         Issue 2002A
         1.18%, 07/07/04                                  9,600            9,600

      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products)
         Series 1997
         1.12%, 07/07/04                                  2,900            2,900

      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers) Series
         1998
         1.15%, 07/07/04                                  2,800            2,800
   +@ RB (Michelsen Packaging)
         Series 1996
         1.12%, 07/07/04                                  1,600            1,600
                                                                     -----------
                                                                         479,896

      WEST VIRGINIA 0.4%

      FAYETTE CNTY DEV AUTH
   +@ Solid Waste Disposal Facility RB
         (Georgia-Pacific Corp) Series
         1995
         1.16%, 07/07/04                                 11,100           11,100

      MARION CNTY
   +@ Solid Waste Disposal Facility RB
         (Grant Town Cogeneration)
         Series 1990B
         1.08%, 07/07/04                                 21,225           21,225
   +@ Solid Waste Disposal Facility RB
         (Grant Town Cogeneration)
         Series 1990C
         1.08%, 07/07/04                                 18,100           18,100
   +@ Solid Waste Disposal Facility RB
         (Grant Town Cogeneration)
         Series 1990D
         1.08%, 07/07/04                                  3,400            3,400
                                                                     -----------
                                                                          53,825

      WISCONSIN 1.7%

      COLBURN IDA
   +@ IDRB (Heartland Farms) Series
         1994
         1.33%, 07/07/04                                  5,900            5,900

      KENOSHA
   +@ IDRB (Asyst Technologies)
         Series 1997
         1.16%, 07/07/04                                  5,000            5,000

      MILWAUKEE
      RAN Series 2004 R3
         1.21%, 05/05/05                                 66,000           66,985

      MILWAUKEE CNTY
 +~@o Airport RB Series 2000A
         1.40%, 04/07/05                                 18,470           18,470

      SOUTHEAST WISCONSIN
      PROFESSIONAL BASEBALL PARK
      DISTRICT
 +~@o Sales Tax Refunding Bonds
         Series 1998
         1.12%, 07/07/04                                  5,000            5,000

      WISCONSIN HEALTH & EDUCATIONAL
      FACILITIES AUTH
 +~@o RB Series 1993C (Sisters of the
         Sorrowful Mother)
         1.12%, 07/07/04                                 22,015           22,015

      WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTH
   +@ Business Development RB
         (Ultratec) 1995 Series 7
         1.33%, 07/07/04                                  2,350            2,350
   ~@ Home Ownership RB 2004
         Series A
         1.07%, 07/07/04                                 29,020           29,020
  ~@o Home Ownership RB Series
         1997H
         1.17%, 07/07/04                                  2,685            2,685
   ~@ Home Ownership RB Series
         2002C
         1.05%, 07/07/04                                  3,000            3,000
   ~@ Home Ownership RB Series
         2002D
         1.07%, 07/07/04                                  1,565            1,565
   ~@ Home Ownership RB Series
         2003B
         1.07%, 07/07/04                                 15,000           15,000


48 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
 +~@o Homeownership RB Series
         1999A
         1.20%, 07/07/04                                  8,955            8,955
 +~@o Housing RB Series 2002 B
         1.13%, 07/07/04                                 16,380           16,380
 +~@o S/F Draw Down RB Series
         2003I
         1.18%, 07/07/04                                 17,865           17,865

      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin) Series
         1998
         1.16%, 07/07/04                                  4,500            4,500
                                                                     -----------
                                                                         224,690

      WYOMING 0.1%

      LINCOLN CNTY
    @ Pollution Control RB (EXXON)
         Series 1984B
         1.00%, 07/01/04                                    500              500

      WYOMING COMMUNITY
      DEVELOPMENT AUTH
  ~@o Housing RB 1997 Series 4
         1.17%, 07/07/04                                  2,320            2,320
  ~@o Housing RB 2001 Series 1
         1.17%, 07/07/04                                  5,480            5,480
                                                                     -----------
                                                                           8,300

END OF INVESTMENTS.


                                                         See financial notes. 49

SCHWAB MUNICIPAL MONEY FUND


Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                             $13,586,446 a
Cash                                                                    1,689
Receivables:
   Fund shares sold                                                    35,761
   Interest                                                            36,351
   Investments sold                                                   107,922
Prepaid expenses                                                +         735
                                                                --------------
TOTAL ASSETS                                                       13,768,904

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                20,230
   Dividends to shareholders                                            3,099
   Investments bought                                                 712,426
   Investment adviser and administrator fees                               76
   Transfer agent and shareholder service fees                            112
Accrued expenses                                                +         500
                                                                --------------
TOTAL LIABILITIES                                                     736,443

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                       13,768,904
TOTAL LIABILITIES                                               -     736,443
                                                                --------------
NET ASSETS                                                        $13,032,461

NET ASSETS BY SOURCE
Capital received from investors                                    13,035,261
Net investment income not yet distributed                                  73
Net realized capital losses                                            (2,873)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                   NET ASSETS      /    OUTSTANDING      =      NAV
Sweep Shares                  $7,478,224             7,481,197           $1.00
Value Advantage Shares        $3,667,381             3,667,433           $1.00
Select Shares                   $638,496               638,516           $1.00
Institutional Shares          $1,248,360             1,248,382           $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $13,586,446. During the reporting period, the fund had $2,962,993 in transactions with other SchwabFunds.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO    $13,586,446

AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Tax-exempt income                  $25
Long-term capital gains             --

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
   2004                           $338
   2005                            523
   2007                            775
   2008                            873
   2011                   +        241
                          -------------
                                $2,750


50 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                              $68,204

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                   (71)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                              22,236 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                        16,867 b
   Value Advantage Shares                                               4,180 b
   Select Shares                                                          643 b
   Institutional Shares                                                 1,090 b
Trustees' fees                                                             31 c
Custodian and portfolio accounting fees                                   528
Professional fees                                                          28
Registration fees                                                         237
Shareholder reports                                                       171
Other expenses                                                    +        60
                                                                  ------------
Total expenses                                                         46,071
Expense reduction                                                 -    10,571 d
                                                                  ------------
NET EXPENSES                                                           35,500

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                68,204
NET EXPENSES                                                      -    35,500
                                                                  ------------
NET INVESTMENT INCOME                                                  32,704
NET REALIZED LOSSES                                               +       (71)
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $32,633

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.25
  Value Advantage Shares              0.05
  Select Shares                       0.05
  Institutional Shares                0.05

  SHAREHOLDER SERVICES:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.20
  Value Advantage Shares              0.17
  Select Shares                       0.17
  Institutional Shares                0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $8,488 from the investment adviser (CSIM) and $2,083 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 30, 2005, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.66
  Value Advantage Shares              0.45
  Select Shares                       0.35
  Institutional Shares                0.24

  This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 51

SCHWAB MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                              $32,704            $69,287
Net realized losses                         +          (71)              (208)
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              32,633             69,079

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                        14,966             34,685
Value Advantage Shares                              11,546             31,426
Select Shares                                        2,078              1,306
Institutional Shares                        +        4,066              1,845
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          32,656             69,262

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                    16,327,237         27,215,378
Value Advantage Shares                           2,038,987          5,280,015
Select Shares                                      792,816            859,347
Institutional Shares                        +    1,967,297          1,161,958
                                            ----------------------------------
TOTAL SHARES SOLD                               21,126,337         34,516,698

SHARES REINVESTED
Sweep Shares                                        13,305             34,072
Value Advantage Shares                               9,472             28,395
Select Shares                                        1,662              1,192
Institutional Shares                        +        3,095              1,497
                                            ----------------------------------
TOTAL SHARES REINVESTED                             27,534             65,156

SHARES REDEEMED
Sweep Shares                                   (16,356,111)       (27,190,937)
Value Advantage Shares                          (2,281,751)        (5,887,801)
Select Shares                                     (630,081)          (386,420)
Institutional Shares                        +   (1,440,323)          (445,142)
                                            ----------------------------------
TOTAL SHARES REDEEMED                          (20,708,266)       (33,910,300)

NET TRANSACTIONS IN FUND SHARES                    445,605            671,554 b

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                             12,586,879         11,915,508
Total increase                              +      445,582            671,371 c
                                            ----------------------------------
END OF PERIOD                                  $13,032,461        $12,586,879

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares and Institutional Shares on June 2, 2003.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


52 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS FOUR SHARE CLASSES: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUND

seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of their net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing their financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB MUNICIPAL MONEY FUND

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MUNICIPAL MONEY FUND

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                      Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University. Until 2002:
                                                      Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                      Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                      Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB MUNICIPAL MONEY FUND

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB MUNICIPAL MONEY FUND

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG25720-01

SCHWAB GOVERNMENT CASH RESERVES(TM)

      SEMIANNUAL REPORT
      June 30, 2004

                                                           [CHARLES SCHWAB LOGO]

    IN THIS REPORT

       Schwab Government Cash Reserves
          Ticker Symbol: SWHXX

       Management's Discussion .........................................      2
          The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

          Performance and Fund Facts ..........  4

       Financial Statements ............................................      5

       Financial Notes .................................................     11

       Fund Trustees ...................................................     14

       Glossary ........................................................     17

    Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab Government Cash Reserves

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUND

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

DURING THE SECOND QUARTER, IN ANTICIPATION OF THE FED TIGHTENING (RAISING RATES), WE BEGAN SHORTENING THE WEIGHTED AVERAGE MATURITIES OF OUR MONEY FUNDS. During that time, most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                               Schwab Government Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                   0.06%
------------------------------------------------------------------------------
SEVEN-DAY YIELD - NO WAIVER 2                                      -0.30%
------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                         0.06%
------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                         19 days
------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                       100% Tier 1
------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
  Please refer to the Statement of Operations for additional information on expense waivers.


4 Schwab Government Cash Reserves

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/04-   1/1/03-    1/1/02-    1/1/01-    1/1/00-    1/1/99-
                                                6/30/04*  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00       1.00       1.00       1.00       1.00
                                                --------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.00 1     0.00 1     0.01       0.03       0.05       0.04
                                                --------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.00) 1   (0.00) 1   (0.01)     (0.03)     (0.05)     (0.04)
                                                --------------------------------------------------------------
Net asset value at end of period                 1.00       1.00       1.00       1.00       1.00       1.00
                                                --------------------------------------------------------------
Total return (%)                                 0.03 2     0.08       0.68       3.08       5.33       4.28

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                         1.00 3,4   1.14 5     1.25       1.25       1.14 6     0.95
  Gross operating expenses                       1.45 3     1.45       1.41       1.50       1.47       1.09
  Net investment income                          0.05 3     0.08       0.67       2.99       5.24       4.34
Net assets, end of period ($ x 1,000,000)         609        644        639        562        412        198

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.25%.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.11%.

6 The ratio of net operating expenses would have been 1.13% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB GOVERNMENT CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 48.7%      U.S. GOVERNMENT
            SECURITIES                                      296,467     296,467

 53.2%      OTHER INVESTMENTS                               324,146     324,146
--------------------------------------------------------------------------------
101.9%      TOTAL INVESTMENTS                               620,613     620,613

 (1.9)%     OTHER ASSETS AND
            LIABILITIES                                                 (11,751)
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                            608,862

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 48.7% of net assets

      DISCOUNT NOTES 32.3%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.04%, 07/14/04                                        19,900       19,893
      1.03%, 07/21/04                                        15,000       14,991
      1.05%, 07/21/04                                         4,485        4,482
      1.08%, 07/21/04                                         3,700        3,698
      1.09%, 07/21/04                                         2,800        2,798
      1.35%, 08/04/04                                         3,600        3,595
      1.08%, 08/11/04                                         2,471        2,468
      1.14%, 08/16/04                                        10,000        9,985
      1.30%, 08/20/04                                         1,000          998
      1.18%, 09/22/04                                         8,000        7,978
      1.56%, 10/01/04                                        12,244       12,196
      1.53%, 12/01/04                                         4,273        4,245

      FEDERAL HOME LOAN BANK
      1.05%, 07/12/04                                         1,000        1,000
      1.05%, 07/23/04                                         4,166        4,164
      1.06%, 07/23/04                                         6,000        5,996
      1.30%, 08/11/04                                         1,000          999
      1.25%, 08/18/04                                         3,375        3,369

      FREDDIE MAC
      1.10%, 07/08/04                                        22,000       21,995
      1.06%, 07/13/04                                         1,000        1,000
      1.30%, 07/13/04                                         2,475        2,474
      1.05%, 07/15/04                                         2,000        1,999
      1.08%, 07/15/04                                         1,900        1,899
      1.11%, 07/15/04                                         1,832        1,831
      1.01%, 07/20/04                                        14,000       13,993
      1.09%, 07/20/04                                         1,500        1,499
      1.10%, 07/20/04                                         5,989        5,986
      1.08%, 08/12/04                                         6,700        6,692
      1.30%, 08/12/04                                         1,000          998
      1.33%, 09/07/04                                        12,789       12,757
      1.45%, 09/21/04                                        10,000        9,967
      1.18%, 09/23/04                                         1,200        1,197
      1.57%, 10/12/04                                         2,338        2,328
      1.63%, 12/07/04                                         7,000        6,950
                                                                      ----------
                                                                         196,420
      COUPON NOTES 16.4%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
      4.00%, 02/15/05                                         3,000        3,037

      FREDDIE MAC
      3.00%, 07/15/04                                        80,000       80,059
      6.25%, 07/15/04                                         8,725        8,742
      4.50%, 08/15/04                                         5,000        5,021
      3.25%, 11/15/04                                         2,175        2,187

      SALLIE MAE
      3.38%, 07/15/04                                         1,000        1,001
                                                                      ----------
                                                                         100,047


6 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

                                                        FACE AMOUNT     VALUE
      SECURITY                                          ($ x 1,000)  ($ x 1,000)
      OTHER INVESTMENTS 53.2% of net assets

      REPURCHASE AGREEMENTS 53.2%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $85,830
      1.50%, issued 06/30/04,
      due 07/01/04                                           34,147       34,146
      1.07%, issued 06/04/04,
      due 07/07/04                                           50,049       50,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $122,400
      1.56%, issued 06/30/04,
      due 07/01/04                                          120,005      120,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $122,404
      1.55%, issued 06/30/04,
      due 07/01/04                                          120,005      120,000
                                                                      ----------
                                                                         324,146

END OF INVESTMENTS.


                                                          See financial notes. 7

SCHWAB GOVERNMENT CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $296,467 a
Repurchase agreements, at value                                        324,146 a
Interest                                                                 1,566
Prepaid expenses                                                +          195
                                                                ---------------
TOTAL ASSETS                                                           622,374

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 13
  Investments bought                                                    12,196
  Transfer agent and shareholder service fees                                8
  Transaction service fees                                               1,203
Accrued expenses                                                +           92
                                                                ---------------
TOTAL LIABILITIES                                                       13,512

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           622,374
TOTAL LIABILITIES                                               -       13,512
                                                                ---------------
NET ASSETS                                                            $608,862

NET ASSETS BY SOURCE
Capital received from investors                                        608,885
Net realized capital losses                                                (23)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =       NAV
$608,862                 608,885                   $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $620,613.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                         $620,613

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                           Loss amount:
  2007                                                $1
  2011                                      +         22
                                            ------------
                                                     $23


8 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $3,241

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,175 a
Transfer agent and shareholder service fees                              1,391 b
Transaction service fees                                                 1,700 c
Trustees' fees                                                              13 d
Custodian and portfolio accounting fees                                     33
Professional fees                                                           13
Registration fees                                                          104
Shareholder reports                                                         46
Other expenses                                                  +            5
                                                                ---------------
Total expenses                                                           4,480
Expense reduction                                               -        1,395 e
                                                                ---------------
NET EXPENSES                                                             3,085

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  3,241
NET EXPENSES                                                    -        3,085
                                                                ---------------
NET INVESTMENT INCOME                                                      156
                                                                ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $156

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d For the fund's independent trustees only.

e This reduction consisted of two components. A reduction of $616, which reduced the fund's annualized operating expense ratio (OER) by 0.20%, was made by the investment adviser (CSIM) to reflect a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the OER of this fund through April 30, 2005, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Also, CSIM voluntarily waived an additional $779 of the fund's expenses, which reduced the fund's annualized OER by an additional 0.25%. The combination of these two waivers resulted in a net annualized OER for the period of 1.00%.


                                                          See financial notes. 9

SCHWAB GOVERNMENT CASH RESERVES

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/04-6/30/04      1/1/03-12/31/03
Net investment income                               $156                 $502
Net realized losses                       +           --                  (22)
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               156                  480

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 156                  502 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                    3,098,135            6,056,415
Shares reinvested                                    136                  481
Shares redeemed                           +   (3,132,985)          (6,052,786)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (34,714)               4,110

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              643,576              639,488
Total increase or decrease                +      (34,714)               4,088 c
                                          ------------------------------------
END OF PERIOD                                   $608,862             $643,576

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income                           $502
  Long-term capital gains                    $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


10 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts that it borrows at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB GOVERNMENT CASH RESERVES

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB GOVERNMENT CASH RESERVES

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions). Until
                                                      5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB GOVERNMENT CASH RESERVES

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB GOVERNMENT CASH RESERVES

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University. Until 2002:
                                                      Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                      Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                      Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB GOVERNMENT CASH RESERVES

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies -- known as Government Sponsored Enterprises, or GSEs -- at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB GOVERNMENT CASH RESERVES

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13607-07

SCHWAB MUNICIPAL MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2004

      Schwab New York
      Municipal Money Fund(TM)

      Schwab New Jersey
      Municipal Money Fund(TM)

      Schwab Pennsylvania
      Municipal Money Fund(TM)

      Schwab Florida
      Municipal Money Fund(TM)

      Schwab Massachusetts
      Municipal Money Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

  Management's Discussion ..................................................   2
     The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

     Performance and Fund Facts .........    7

  Schwab New York Municipal Money Fund
     Sweep Shares: SWNXX
     Value Advantage Shares: SWYXX

     Financial Statements ...............    8

  Schwab New Jersey Municipal Money Fund
     Ticker Symbol: SWJXX

     Financial Statements ...............   18

  Schwab Pennsylvania Municipal Money Fund
     Ticker Symbol: SWEXX

     Financial Statements ...............   26

  Schwab Florida Municipal Money Fund
     Ticker Symbol: SWFXX

     Financial Statements ...............   33

  Schwab Massachusetts Municipal Money Fund
     Ticker Symbol: SWDXX

     Financial Statements ...............   46

  Financial Notes ..........................................................  54

  Fund Trustees ............................................................  57

  Glossary .................................................................  60

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab Municipal Money Funds

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the Schwab New York, New Jersey and Massachusetts municipal money funds. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the Schwab Pennsylvania and Florida municipal money funds since their inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation. Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

FOR THE FIRST FOUR MONTHS OF THE PERIOD, SHORT-TERM MUNI YIELDS WERE UNCHANGED TO LOWER. It wasn't until May and June that we saw a significant rise in yields as it appeared increasingly obvious that the Fed was going to tighten monetary policy. During the six-month period ending June 30, yields on the municipal money funds decreased by an average 0.07%. The weighted average maturities of our municipal money market funds during the report period were an average 15 days longer than our peers.

The funds purchased weekly variable-rate notes and commercial paper with maturities of less than six months during the first four months of the year, as they offered the best relative value while rates remained range bound. Just prior to the Fed tightening, fixed-rate notes with maturities from 6-13 months became very attractive, and we increased our holdings in them. The yield spread between one-year notes and three-month commercial paper widened to approximately 0.50% during this time, significantly higher than the 0.15% three-year average for this spread.


                                                  Schwab Municipal Money Funds 3

MANAGEMENT'S DISCUSSION continued

      With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

SCHWAB NEW YORK MUNICIPAL MONEY FUND. For the first year in three, New York received more in revenues during fiscal 2004 than it had projected, and ended its year on March 31, 2004 with an $815 million general fund balance, or 1.9% of general fund expenditures. As of June 30, 2004, New York had not passed a budget for the fiscal year that began on April 1, 2004. The State must close a $5 billion budget gap for fiscal 2005, partially due to its use of more than $2 billion in one-time revenues in fiscal 2004, including tobacco bonds and federal grants, which are not available for use again. Further, a court ruling required the state to increase education funding to New York City effective July 2004, and local government leaders are demanding relief from huge state-mandated Medicaid and public-employee pension obligations.

New York City passed its fiscal 2005 budget on June 24, 2004 for the fiscal year beginning July 1, 2004. The City ended its fiscal 2004 year with a $1.9 billion surplus, which it used to prepay expenses occurring in fiscal 2005. However, many local governments in northern and western New York continue to operate under tremendous financial pressure, as their manufacturing economies have shrunk during the recent national downturn.

Overall, due to the diversity of the state economy as well as its revenue raising ability, New York remains a strong investment-grade credit. As of the report date, the state's general obligation credit ratings were A2/AA (negative outlook)/AA- from Moody's Investors Service, Standard & Poor's and Fitch, respectively.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND. New Jersey received revenues in excess of projections in fiscal 2004 (ending June 30, 2004) for the first time since 2001, although the $24 billion 2004 budget was closed with the use of $1.3 billion in tobacco-settlement bonds. New Jersey had projected ending the year with a narrow $250 million general fund balance, but later anticipated that it would end with a $400 million balance, or a slight 1.6% of expenditures.

Governor James McGreevey signed the $28 billion fiscal 2005 budget on June 30, 2004, a 16% increase over the previous year. The budget will be balanced with a $1.9 billion deficit bond, which will be repaid from a variety of small tax increases, as well as $850 million in revenues from a 41% tax increase on incomes over $500,000.


4 Schwab Municipal Money Funds

Fiscal 2005 will be the third year in a row that the state has used deficit financing to balance the budget, indicating the continued stress under which the state is operating.

Due to the diversity of the state's economy and its revenue-raising ability, New Jersey remains a strong investment-grade credit. As of the report date, New Jersey's ratings were: Aa2 (negative outlook)/AA/AA from Moody's Investors Service, Standard & Poor's and Fitch, respectively.

On July 27, 2004, both Standard & Poor's and Fitch lowered their New Jersey state ratings to AA-, and on July 28, Moody's Investors Service lowered its rating to Aa3.

THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND. The fiscal 2004 budget closed a $2.4 billion gap and increased the state's subsidies for education by levying a small increase in personal income taxes. In addition to higher revenues from tax increases, Pennsylvania also experienced stronger-than-expected economic growth. This resulted in a $637 million operating surplus at year end, despite earlier projections of a $138 million deficit.

Governor Ed Rendell signed the $22.8 billion fiscal 2005 budget on July 4, 2004. The new budget includes a 4.1% increase in expenditures over the previous year, with the bulk of the revenues going toward Medicaid and educational expenditures. Hours before the adoption of the fiscal 2005 budget, the state dramatically expanded legalized gambling to provide a projected $1 billion in additional annual school district funding, which may eventually result in property tax relief at the local level.

The state's above-average credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt level. As of the report date, Pennsylvania's ratings were: Aa2/AA/AA from Moody's Investors Service, Standard & Poor's and Fitch, respectively.

SCHWAB FLORIDA MUNICIPAL MONEY FUND. Though economic growth remained somewhat muted through most of the period, the State of Florida's revenue growth rebounded, particularly its corporate income and stamp-tax collections. On June 30, 2004, the state projected an addition of about $1.5 billion to year-end reserves for a combined general and stabilization fund balance of $3.1 billion. In contrast with most states, Florida has benefited from its reliance on sales taxes rather


                                                  Schwab Municipal Money Funds 5

MANAGEMENT'S DISCUSSION continued

than personal income taxes, though it continues to face challenges to educate and house a growing K-12 student population. Total non-farm jobs were up 1.5% for 2003, improving on a weak job market in 2002, and grew about 2% on a month-over-month basis through May 2004. The average unemployment rate for 2003 was 5.1%, down from 5.5% in 2002. With its substantial reserves and strong financial controls, the state's ratings at the end of the report period were Aa2/AA+/AA from Moody's Investors Service, Standard & Poor's and Fitch, respectively.

THE SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND. For the first time in four years, fiscal 2004 Massachusetts collected more in revenues than it had projected and ended the year (6/30/04) with an additional $712 million. The additional revenue, which was predominantly from corporate and personal income tax receipts, reflects 6% higher revenues for the year.

On June 25, 2004, Governor Mitt Romney signed the $22.4 billion fiscal 2005 budget, after closing a projected $1.2 billion deficit. The fiscal 2005 budget includes 3.2% growth in spending and the use of about $800 million non-recurring revenues to balance the budget. The budget provides a small increase to local governments and school districts to partially offset the last three years' cuts, but it does not address the ongoing issue of state support for school building programs.

Due to the $712 million fiscal 2004 windfall, the governor is proposing to cut taxes by that amount, while legislators are proposing to use it to offset the $800 million non-recurring revenues from fiscal 2004 into the fiscal 2005 budget. Due to the diversity of the state's economy, its high personal wealth levels and its associated revenue-raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 (negative outlook)/AA-/AA- from Moody's Investors Service, Standard & Poor's and Fitch, respectively.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Municipal Money Funds

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                           MUNICIPAL MONEY FUNDS
                                      ----------------------------------------------------------------------------------------------
                                            NEW YORK               NEW JERSEY        PENNSYLVANIA      FLORIDA        MASSACHUSETTS
                                      ----------------------------------------------------------------------------------------------
                                                      Value
                                      Sweep         Advantage
                                      Shares          Shares
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                      0.42%           0.66%          0.45%             0.51%           0.46%             0.52%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2           0.27%           0.50%          0.24%             0.30%           0.28%             0.27%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1            0.42%           0.66%          0.45%             0.51%           0.47%             0.52%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT
EFFECTIVE YIELD 1,3                    0.74%           1.16%          0.74%             0.81%           0.72%             0.84%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                                                 MUNICIPAL MONEY FUNDS
                                                ------------------------------------------------------------------------------------
                                                 NEW YORK         NEW JERSEY        PENNSYLVANIA        FLORIDA        MASSACHUSETTS
                                                ------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                         50 days           51 days            54 days           51 days          65 days
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio       100% Tier 1       100% Tier 1        100% Tier 1       100% Tier 1      100% Tier 1
------------------------------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio           67%               78%                74%               82%              50%
------------------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yields assume the following 2004 maximum tax rates: New York 42.90% (federal regular income, New York state and New York city taxes); New Jersey 39.14%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes); Florida 35.00% (federal regular income tax). Investment income may be subject to the Alternative Minimum Tax.


                                                  Schwab Municipal Money Funds 7

SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/04-    1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
SWEEP SHARES                                 6/30/04*   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00       1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.00 1     0.00 1      0.01        0.02        0.03        0.03
                                             ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.00) 1   (0.00) 1    (0.01)      (0.02)      (0.03)      (0.03)
                                             ---------------------------------------------------------------------
Net asset value at end of period                1.00       1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------
Total return (%)                                0.17 2     0.41        0.80        2.06        3.39        2.59

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.69 3     0.69        0.69        0.69        0.70 4      0.69
  Gross operating expenses                      0.84 3     0.84        0.85        0.86        0.88        0.91
  Net investment income                         0.34 3     0.41        0.80        2.04        3.35        2.57
Net assets, end of period ($ x 1,000,000)      1,034      1,038         944         889         798         604

                                              1/1/04-    1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
VALUE ADVANTAGE SHARES                       6/30/04*   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00       1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.00 1     0.01        0.01        0.02        0.04        0.03
                                             ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.00) 1   (0.01)      (0.01)      (0.02)      (0.04)      (0.03)
                                             ---------------------------------------------------------------------
Net asset value at end of period                1.00       1.00        1.00        1.00        1.00        1.00
                                             ---------------------------------------------------------------------
Total return (%)                                0.29 2     0.66        1.04        2.30        3.64        2.83

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.45 3     0.45        0.45        0.45        0.46 5      0.45
  Gross operating expenses                      0.61 3     0.61        0.62        0.64        0.68        0.71
  Net investment income                         0.58 3     0.65        1.04        2.23        3.59        2.81
Net assets, end of period ($ x 1,000,000)        678        690         676         604         419         296

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.69% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


8 See financial statements.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

 o Tender option bond

 = Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST        VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)    ($x1,000)
------------------------------------------------------------------------------
102.3%     MUNICIPAL
           SECURITIES                                  1,751,337    1,751,337
------------------------------------------------------------------------------
102.3%     TOTAL INVESTMENTS                           1,751,337    1,751,337

 (2.3)%    OTHER ASSETS AND
           LIABILITIES                                                (39,098)
------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                         1,712,239

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES 102.3% of net assets

      NEW YORK 100.5%

      ALBANY CITY SD
      BAN Series 2004
        1.02%, 03/25/05                                   15,000       15,079
      BAN Series 2004A
        1.02%, 03/25/05                                   10,425       10,480

      ALBANY IDA
   +@ IDRB (Newkirk Products Project)
        Series 1995A
        1.13%, 07/07/04                                    1,000        1,000
   +@ Refunding IDRB (United Cerebral
        Palsy Association of the Capital
        District) 1997B
        1.11%, 07/07/04                                   10,500       10,500

      BROOME CNTY IDA
   +@ Civic Facility RB 2003 Series
        (Elizabeth Church Manor
        Nursing Home)
        1.05%, 07/07/04                                    6,370        6,370
   +@ Civic Facility RB 2003 Series
        (Methodist Homes For the
        Aging)
        1.05%, 07/07/04                                    5,915        5,915

      BUFFALO
    + RAN 2003-2004 A
        1.08%, 07/29/04                                   10,000       10,013

      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown
        Center City Development Corp)
        Series 2000A
        1.13%, 07/07/04                                   11,810       11,810
   +@ IDRB (Grafco Industries Ltd
        Partnership) Series 2002
        1.13%, 07/07/04                                    6,865        6,865

      CONNETQUOT CENTRAL SD
      BAN 2004
        1.07%, 01/27/05                                   14,000       14,074

      CORNWALL CENTRAL SD
      BAN 2003
        1.04%, 10/15/04                                   29,286       29,366

      CREEKTOWAGA CSD
      BAN Series 2004A
        1.60%, 06/03/05                                   17,505       17,728

      DUTCHESS CNTY IDA
   +@ IDRB (Mechtronics Corp Project)
        Series 1998
        1.23%, 07/07/04                                    2,825        2,825

      EAST MEADOW UNION FREE SD
    = 2004 TAN
        1.57%, 06/29/05                                    3,000        3,034

                                                          See financial notes. 9

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      HERKIMER CNTY
   +@ Civic Facility RB Series 2000
        (Templeton Foundation)
        1.15%, 07/07/04                                    1,800        1,800

      HERRICK UNION FREE SD
    = 2004 TAN
        1.57%, 06/29/05                                    8,000        8,089

      ISLIP UNION FREE SD
    = 2004 TAN
        1.65%, 06/29/05                                    6,750        6,839

      JAY STREET DEVELOPMENT CORP
   +@ Courts Facility Lease RB Fiscal
        2004 Series A Sub-series A-4
        1.03%, 07/01/04                                    3,200        3,200

      LINDENHURST UNION FREE SD
      2004 TAN
        1.60%, 06/23/05                                    8,400        8,493

      LIVINGSTON CNTY
      BAN 2004
        1.60%, 06/16/05                                   36,027       36,502

      LONG ISLAND POWER AUTH
    + Commercial Paper Notes Series
        CP-2
        1.02%, 08/10/04                                    6,000        6,000
    + Commercial Paper Notes Series
        CP-3
        1.10%, 07/12/04                                    8,000        8,000
 +~@o Electric System General RB
        Series 1998A
        1.11%, 07/07/04                                   21,000       21,000
 +~@o Electric System General RB
        Series 2001A
        1.11%, 07/07/04                                    4,365        4,365
 +~@o Electric System RB Series 1998A
        1.05%, 07/07/04                                    1,900        1,900
  +~@ Electric System Subordinated RB
        1998 Series 7B
        1.00%, 07/07/04                                    1,500        1,500

      METROPOLITAN TRANSPORTATION AUTH
 +~@o Dedicated Tax Fund Bonds Series
        1998A
        1.11%, 07/07/04                                    9,440        9,440
 +~@o Dedicated Tax Fund Bonds Series
        2002A
        1.11%, 07/07/04                                    5,490        5,490
 +~@o Transportation RB Series 2003B
        1.10%, 07/07/04                                    3,500        3,500
 +~@o Transportation Refunding RB
        Series 2002A
        1.11%, 07/07/04                                   22,000       22,000
  +~@ Transportation Refunding RB
        Series 2002G-2
        1.08%, 07/07/04                                    8,000        8,000
    + Transportation Revenue BAN
        Sub-series B
        1.00%, 08/12/04                                   20,000       20,000
  +~@ Transportation Variable Rate RB
        Series 2002D-2
        1.06%, 07/07/04                                    4,500        4,500
 +~@o Transportation Variable Rate RB
        Series 2004A-3
        1.10%, 07/07/04                                   13,000       13,000

      NASSAU CNTY
      GO TAN 2003 Series B
        1.13%, 10/15/04                                   28,700       28,772

      NEW YORK CITY
      GO Bonds Fiscal 1994 Series A-7
   +@   1.04%, 07/01/04                                    3,000        3,000
   +@   1.04%, 07/01/04                                      600          600
  +~@ GO Bonds Fiscal 1994 Series H-3
        1.03%, 07/01/04                                    2,200        2,200
    + GO Bonds Fiscal 1997 Series E
        1.14%, 08/01/04                                    3,140        3,153
 +~@o GO Bonds Fiscal 1998D
        1.08%, 07/07/04                                   26,000       26,000
 +~@o GO Bonds Fiscal 2000 Series A
        1.08%, 07/07/04                                    3,395        3,395
 +~@o GO Bonds Fiscal 2002 Series A
        1.10%, 07/07/04                                   24,750       24,750
 +~@o GO Bonds Fiscal 2002 Series G
        1.06%, 07/07/04                                   16,400       16,400
   +@ GO Bonds Fiscal 2003 Series C-2
        1.03%, 07/07/04                                    6,265        6,265
   +@ GO Bonds Fiscal 2003 Series C-3
        1.02%, 07/07/04                                    3,300        3,300
      GO Bonds Fiscal 2003 Series G
        0.95%, 08/01/04                                    6,200        6,218
   +@ GO Bonds Fiscal 2004 Series A-3
        1.03%, 07/07/04                                   10,600       10,600
      GO Bonds Fiscal 2004 Series E
        1.12%, 08/01/04                                   35,775       35,801
 +~@o GO Bonds, Fiscal 2001 Series B
        1.11%, 07/07/04                                    6,920        6,920
  +~@ GO Bonds, Fiscal 2002
        Series A-6
        1.08%, 07/01/04                                   14,850       14,850


10 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
 +~@o Special RB (NYSE Project) Fiscal
        2004 Series B Bonds
        1.08%, 07/07/04                                    7,000        7,000

      NEW YORK CITY HEALTH & HOSPITALS
      CORP
 +~@o Health System Bonds 1999
        Series A
        1.10%, 07/07/04                                   17,620       17,620

      NEW YORK CITY HOUSING
      DEVELOPMENT CORP
   +@ M/F Mortgage RB (2 Gold Street)
        2003 Series A
        1.03%, 07/07/04                                   15,000       15,000
   +@ M/F Mortgage RB (90 West St)
        2004 Series A
        1.03%, 07/07/04                                   37,000       37,000
   +@ M/F Mortgage RB (Atlantic Court
        Apartments), 2003 Series A
        1.06%, 07/07/04                                   19,350       19,350
   +@ M/F Mortgage RB (Upper East),
        2003 Series A
        1.06%, 07/07/04                                    9,000        9,000
   +@ M/F Rental Housing RB (100
        Jane Street Dev) Series 1998A
        1.05%, 07/07/04                                    6,525        6,525
   +@ M/F Rental Housing RB (One
        Columbus Place) Series 1998A
        1.05%, 07/07/04                                   26,200       26,200
   +@ M/F Rental Housing RB (Sierra)
        Series 2003A
        1.05%, 07/07/04                                   18,000       18,000
   +@ M/F Rental Housing RB (Tribeca
        Tower) Series 1997A
        1.03%, 07/07/04                                    2,300        2,300
   +@ M/F Rental Housing RB (West
        End Towers) Series 2004A
        1.06%, 07/07/04                                   20,000       20,000

      NEW YORK CITY IDA
   +@ Civic Facility RB (2000 Jewish
        Board of Family & Childrens
        Services Project)
        1.06%, 07/07/04                                   15,820       15,820
   +@ Refunding IDRB (Allway Tools)
        Series 1997
        1.15%, 07/07/04                                    1,560        1,560
   +@ Special Facility RB (Korean Air
        Lines Co) Series 1997A
        1.08%, 07/07/04                                   12,400       12,400

      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
    + Commercial Paper Notes
        Series 5
        1.06%, 07/14/04                                   20,000       20,000
  ~@o Crossover Refunding Bonds
        2002 F
        1.11%, 07/07/04                                    7,495        7,495
   ~@ Water & Sewer System RB
        Fiscal 2001 F-2
        1.04%, 07/07/04                                   10,230       10,230
  +~@ Water & Sewer System RB
        Series 1994G
        1.03%, 07/01/04                                    7,200        7,200
 +~@o Water & Sewer System RB
        Series 1998B
        1.10%, 07/07/04                                    4,735        4,735
  ~@o Water & Sewer System RB
        Series 2001D
        1.13%, 07/07/04                                    4,995        4,995
 +~@o Water & Sewer System RB
        Series 2002 G
        1.11%, 07/07/04                                   10,000       10,000
   ~@ Water & Sewer System RB
        Series 2003 C-3
        1.03%, 07/01/04                                   11,200       11,200

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTH
  ~@o Future Tax Secured Bonds
        Fiscal 2004D-1
        1.11%, 07/07/04                                    3,330        3,330
 +~@o Future Tax Secured Bonds
        Series 2000A
        1.10%, 07/07/04                                   15,720       15,720
  ~@o Future Tax Secured Bonds
        Series 2000C
        1.11%, 07/07/04                                   14,545       14,545
   ~@ Future Tax Secured Bonds
        Series 2001B
        1.08%, 07/01/04                                   13,360       13,360
   ~@ Future Tax Secured Bonds
        Series 2001C
        1.03%, 07/07/04                                    2,000        2,000
  ~@o Future Tax Secured Refunding
        Bonds Series 2003A
        1.11%, 07/07/04                                    6,000        6,000
   ~@ Recovery Bonds Fiscal 2003
        Series 2A
        1.08%, 07/01/04                                    2,500        2,500


                                                         See financial notes. 11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
   ~@ Recovery Bonds Fiscal 2003
        Series 2D
        1.03%, 07/07/04                                   21,600       21,600
   ~@ Recovery Bonds Fiscal 2003
        Series 3B
        1.12%, 07/01/04                                    1,000        1,000

      NEW YORK CITY TRUST FOR CULTURAL
      RESOURCES
   +@ RB Series 2004 Pierpont
        Morgan Library
        1.06%, 07/07/04                                   13,000       13,000

      NEW YORK STATE
   +@ Environmental Quality GO Series
        1998G
        1.03%, 10/02/04                                   38,300       38,300
 +~@o GO Bonds Fiscal 2004 Series F
        1.15%, 07/07/04                                   50,000       50,000
   +@ GO Bonds Series 2000A
        1.05%, 10/07/04                                   14,200       14,200

      NEW YORK STATE DORMITORY AUTH
 +~@o (Mt Sinai School of Medicine)
        Insured RB Series 1994A
        1.13%, 07/07/04                                    2,900        2,900
 +~@o City University System
        Consolidated Fifth General
        Resolution RB Series 2003A
        1.15%, 07/07/04                                    7,295        7,295
 +~@o State University Educational
        Facilities RB Series 1993A
        1.09%, 07/07/04                                   18,495       18,495
 +~@o State University Educational
        Facilities RB Series 2000B
        1.10%, 07/07/04                                   12,375       12,375
 +~@o   1.35%, 11/10/04                                   27,030       27,030

      NEW YORK STATE ENERGY
      RESEARCH DEV AUTH
 +~@o Gas Facilities RB (Brooklyn
        Union Gas Co.) Series 1996
        1.11%, 07/07/04                                   14,125       14,125
 +~@o Pollution Control Refunding RB
        (Niagara Mohawk Power Corp)
        Series 1994A
        1.10%, 07/07/04                                   14,850       14,850
  +~@ Pollution Control Refunding RB
        (Orange & Rockland Utilities)
        Series 1994A
        1.04%, 07/07/04                                    1,000        1,000

      NEW YORK STATE ENVIRONMENTAL
      FACILITIES CORP.
  ~@o State Clean Water & Drinking
        Water Revolving Funds RB
        Series 2002B
        1.10%, 07/07/04                                   24,225       24,225
  ~@o State Water Pollution Control
        Revolving Fund RB Series
        1994D
        1.10%, 07/07/04                                   17,043       17,043

      NEW YORK STATE HFA
   +@ 101 West End Ave Housing RB
        Series 1998A
        1.08%, 07/07/04                                   17,800       17,800
   +@ 101 West End Ave Housing RB
        Series 1999A
        1.08%, 07/07/04                                    1,600        1,600
   +@ 150 E44th St Housing RB
        Series 2000A
        1.08%, 07/07/04                                   11,300       11,300
   +@ 250 W50th St Housing RB
        Series 1997A
        1.03%, 07/07/04                                   24,000       24,000
   +@ 345 E94th St Housing RB
        Series 1999A
        1.08%, 07/07/04                                    7,600        7,600
   +@ 345 East 94th St Housing
        RB Series 1998A
        1.08%, 07/07/04                                    7,165        7,165
   +@ 350 W43rd St Housing RB
        Series 2002A
        1.05%, 07/07/04                                    9,000        9,000
   +@ 70 Battery Place Housing RB
        Series 1997A
        1.05%, 07/07/04                                   22,600       22,600
   +@ Chelsea Arms Housing RB
        Series 1998A
        1.07%, 07/07/04                                   18,000       18,000
   +@ E84th St Housing RB Series
        1995A
        1.03%, 07/07/04                                   11,300       11,300
   +@ Helena Housing RB Series
        2003A
        1.03%, 07/07/04                                    7,800        7,800
   +@ Housing RB (Avalon Chrystie
        Place I) Series 2004 A
        1.06%, 07/07/04                                   24,500       24,500


12 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
   +@ Normandie Court II RB Housing
        RB Series 1999A
        1.05%, 07/07/04                                   19,600       19,600
   +@ Service Contract Refunding RB
        Series 2003B
        1.06%, 07/07/04                                   10,000       10,000
   +@ Service Contract Refunding RB
        Series 2003D
        1.16%, 07/07/04                                    6,800        6,800
   +@ Service Contract Refunding RB
        Series 2003E
        1.03%, 07/07/04                                    7,000        7,000
   +@ Service Contract Refunding RB
        Series 2003G
        1.03%, 07/07/04                                   10,000       10,000
   +@ Tribeca Landing Housing RB
        Series 1997A
        1.07%, 07/07/04                                   13,000       13,000
   +@ Tribeca Park Housing RB Series
        1997A
        1.03%, 07/07/04                                    4,500        4,500
   +@ Union Square South Housing
        RB Series 1996A
        1.03%, 07/07/04                                   16,800       16,800
   +@ Worth St Housing RB 2001
        Series 2001A
        1.07%, 07/07/04                                   10,000       10,000

      NEW YORK STATE LOCAL
      ASSISTANCE CORP
 +~@o Series 1993-C Refunding Bonds
       1.10%, 07/07/04                                     9,900        9,900
 o+~@ Series 1997B Refunding Bonds
       1.07%, 07/07/04                                    20,965       20,965

      NEW YORK STATE MORTGAGE AGENCY
  ~@o Homeowner Mortgage RB
        Series 65
        1.13%, 07/07/04                                    4,640        4,640
  ~@o Homeowner Mortgage RB
        Series 77-A
        1.20%, 02/03/05                                   24,795       24,795
  ~@o Homeowner Mortgage RB Series 87
        1.13%, 07/07/04                                    7,135        7,135
  ~@o   1.15%, 07/07/04                                    4,445        4,445
  ~@o Mortgage RB 24th Series
        1.12%, 07/07/04                                      610          610

      NEW YORK STATE POWER AUTH
    ~ Commercial Paper Notes Series 1
        1.10%, 09/13/04                                   13,000       13,000
    ~ Commercial Paper Notes Series 2
        1.20%, 08/04/04                                   18,375       18,375
    ~   1.10%, 08/10/04                                   10,000       10,000

      NEW YORK STATE THRUWAY AUTH
  ~@o General Refunding RB Series E
        1.11%, 07/07/04                                    6,995        6,995

      OCEANSIDE UNION FREE SD
      TAN 2004-2005
        1.60%, 06/23/05                                    5,000        5,055

      PORT AUTH OF NEW YORK & NEW
      JERSEY
 +~@o Consolidated Bonds 127th
        Series
        1.11%, 07/07/04                                    3,000        3,000
  ~@o Consolidated Bonds 135th
        Series
        1.13%, 07/07/04                                   20,000       20,000
 +~@o Special Project Bonds Series 6
        JFK International Air Terminal
        1.14%, 07/07/04                                    1,480        1,480

      PORT WASHINGTON UNION FREE
      SCHOOL DISTRICT
    = 2004 TAN
        1.57%, 06/23/05                                   12,500       12,640

      QUEENSBURY UNION FREE SD
      BAN 2004
        1.11%, 01/06/05                                   16,394       16,469

      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp.)
        Series 1995A
        1.18%, 07/07/04                                      800          800

      SUFFOLK CNTY WATER AUTH
      TAN 2003 Series II
        1.07%, 09/08/04                                   25,000       25,043

      THREE VILLAGE CENTRAL SD
    = 2004 TAN
        1.59%, 06/20/05                                    4,000        4,045

      TRIBOROUGH BRIDGE & TUNNEL
      AUTH
 o+~@ General Purpose RB Series
        2001A
        1.09%, 07/07/04                                   20,000       20,000
  o~@ General Refunding RB Series
        2002B
        1.13%, 07/07/04                                   14,000       14,000

                                                         See financial notes. 13

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
  +~@ General Refunding RB Series
        2002C
        1.07%, 07/07/04                                    4,600        4,600
  +~@ Special Obligation 1991
        Resolution Refunding Bonds,
        Series 2000A
        1.03%, 07/07/04                                    8,275        8,275

      ULSTER CNTY
      GO BAN, 2003
        1.15%, 11/19/04                                   16,034       16,086

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
        Co Project) Series 2001B
        1.09%, 07/07/04                                    8,000        8,000

      WILLIAM FLOYD UNION FREE SD
      TAN 2004-2005
        1.64%, 06/27/05                                   25,000       25,331
        1.68%, 06/27/05                                    1,900        1,924

      YONKERS IDA
  +~@ Civic Facility RB (Consumers
        Union Facility) Series 1989
        1.05%, 07/07/04                                    1,200        1,200
  +~@ Civic Facility RB (Consumers
        Union Facility) Series 1991
        1.05%, 07/07/04                                      700          700
  +~@ Civic Facility RB (Consumers
        Union) Series 1994
        1.05%, 07/07/04                                    1,740        1,740
                                                                    ---------
                                                                    1,721,037
      PUERTO RICO 1.8%

      GOVERNMENT DEVELOPMENT BANK
      OF PUERTO RICO
      TECP Series 1997
        1.15%, 09/02/04                                    8,800        8,800
        1.17%, 09/09/04                                   10,000       10,000

      PUERTO RICO HOUSING FINANCE
      CORP
 +~@o Homeownership Mortgage
        GNMA-guaranteed RB Series
        1998A
        1.10%, 04/01/05                                    9,900        9,900

      PUERTO RICO HWY & TRANSP AUTH
 +~@o Highway RB Series Y
        1.07%, 07/07/04                                      600          600

      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Refunding RB Series L
        1.10%, 07/07/04                                    1,000        1,000
                                                                    ---------
                                                                       30,300

END OF INVESTMENTS.


14 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                              $1,751,337 a
Cash                                                                      475
Receivables:
   Fund shares sold                                                     1,190
   Interest                                                             5,538
Prepaid expenses                                                +          27
                                                                --------------
TOTAL ASSETS                                                        1,758,567

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 2,718
   Dividends to shareholders                                              364
   Investments bought                                                  43,140
   Investment adviser and administrator fees                               10
   Transfer agent and shareholder service fees                             16
Accrued expenses                                                +          80
                                                                --------------
TOTAL LIABILITIES                                                      46,328

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,758,567
TOTAL LIABILITIES                                               -      46,328
                                                                --------------
NET ASSETS                                                         $1,712,239

NET ASSETS BY SOURCE
Capital received from investors                                     1,712,350
Net realized capital losses                                              (111)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                   NET ASSETS     /     OUTSTANDING     =      NAV
Sweep Shares                  $1,033,681             1,033,826          $1.00
Value Advantage Shares          $678,558               678,587          $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,751,337. During the reporting period, the fund had $413,840 in transactions with other SchwabFunds.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO     $1,751,337

AS OF DECEMBER 31, 2003:

CAPITAL LOSSES UTILIZED            $89

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
   2009                            $12


                                                         See financial notes. 15

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $9,060

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                   (99)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               3,222 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                         2,396 b
   Value Advantage Shares                                                 760 b
Trustees' fees                                                             15 c
Custodian and portfolio accounting fees                                    84
Professional fees                                                          14
Registration fees                                                          20
Shareholder reports                                                        24
Other expenses                                                      +      11
                                                                    ----------
Total expenses                                                          6,546
Expense reduction                                                   -   1,318 d
                                                                    ----------
NET EXPENSES                                                            5,228

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 9,060
NET EXPENSES                                                        -   5,228
                                                                    ----------
NET INVESTMENT INCOME                                                   3,832
NET REALIZED LOSSES                                                 +     (99)
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $3,733

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:
                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.25
  Value Advantage Shares              0.05

SHAREHOLDER SERVICES:
                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.20
  Value Advantage Shares              0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $1,283 from the investment adviser (CSIM) and $35 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 30, 2005, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                        0.69
  Value Advantage Shares              0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


16 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                               $3,832             $8,864
Net realized gains and losses               +          (99)               105
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               3,733              8,969

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                         1,819              4,159
Value Advantage Shares                      +        2,013              4,705
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           3,832              8,864

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     2,175,450          3,340,823
Value Advantage Shares                      +      398,465            728,144
                                            ----------------------------------
TOTAL SHARES SOLD                                2,573,915          4,068,967

SHARES REINVESTED
Sweep Shares                                         1,615              4,096
Value Advantage Shares                      +        1,703              4,416
                                            ----------------------------------
TOTAL SHARES REINVESTED                              3,318              8,512

SHARES REDEEMED
Sweep Shares                                    (2,181,260)        (3,250,610)
Value Advantage Shares                      +     (411,314)          (719,030)
                                            ----------------------------------
TOTAL SHARES REDEEMED                           (2,592,574)        (3,969,640)

NET TRANSACTIONS IN FUND SHARES                    (15,341)           107,839 b

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              1,727,679          1,619,735
Total increase or decrease                  +      (15,440)           107,944 c
                                            ----------------------------------
END OF PERIOD                                   $1,712,239         $1,727,679

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 17

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-    1/1/99-
                                               6/30/04*   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00       1.00       1.00       1.00       1.00
                                               ---------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1     0.00 1     0.01       0.02       0.03       0.03
                                               ---------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1   (0.00) 1   (0.01)     (0.02)     (0.03)     (0.03)
                                               ---------------------------------------------------------------
Net asset value at end of period                 1.00       1.00       1.00       1.00       1.00       1.00
                                               ---------------------------------------------------------------
Total return (%)                                 0.20 2     0.43       0.84       2.13       3.38       2.58

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.65 3     0.65       0.66 4     0.65       0.66 5     0.65
   Gross operating expenses                      0.86 3     0.86       0.89       0.90       0.93       0.94
   Net investment income                         0.39 3     0.43       0.83       2.08       3.35       2.60
Net assets, end of period ($ x 1,000,000)         563        463        425        382        321        206

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

5 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


18 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 o  Tender option bond

 =  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
 94.7%    MUNICIPAL
          SECURITIES                                        532,717      532,717
--------------------------------------------------------------------------------
 94.7%    TOTAL INVESTMENTS                                 532,717      532,717

  5.3%    OTHER ASSETS AND
          LIABILITIES                                                     29,935
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                               562,652

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES 94.7% of net assets

      NEW JERSEY 83.9%

      BURLINGTON CNTY
      BAN Series 2004 A
         1.20%, 02/04/05                                     10,144       10,147

      DELAWARE RIVER PORT AUTH
      RB Series 1999
 +~@o    1.11%, 07/07/04                                     17,300       17,300
 +~@o    1.11%, 07/07/04                                      4,495        4,495

      EAST BRUNSWICK
      BAN
         1.10%, 01/08/05                                     14,500       14,605

      ENGLEWOOD
    = BAN
         1.63%, 07/08/05                                      7,000        7,094

      GARDEN STATE PRESERVATION TRUST
 +~@o Open Space and Farmland
         Preservation Bonds Series
         2003A
         1.20%, 02/10/05                                      5,000        5,000

      GLOUCESTER CNTY
      BAN Series 2003A
         1.07%, 10/27/04                                      8,000        8,024
    @ Pollution Control Refunding RB
         (Exxon Mobil) Series 2003
         0.94%, 07/01/04                                     14,000       14,000

      MANCHESTER
      BAN
         1.30%, 09/01/04                                      8,975        8,989

      NEW JERSEY
      GO Bonds
         1.18%, 07/15/04                                      1,000        1,002
      GO Bonds Series D
         1.15%, 02/15/05                                      5,000        5,138
      GO Refunding Bonds Series E
         1.03%, 07/15/04                                      2,000        2,003

      NEW JERSEY ECONOMIC
      DEVELOPMENT AUTH
   +@ Economic Development RB
         (ENCAP Golf Holdings)
         Series 2004
         1.08%, 07/07/04                                     33,955       33,955
   +@ Economic Development RB
         (Omni Baking Co) Series
         2001
         1.08%, 07/07/04                                      4,200        4,200
   +@ Economic Development RB
         (Stone Brothers Secaucus)
         Series 2001
         1.12%, 07/07/04                                      1,760        1,760
   +@ First Mortgage Refunding RB
         (Winchester Gardens at
         Homestead) Series 2004B
         1.06%, 07/07/04                                      2,400        2,400


                                                         See financial notes. 19

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ IDRB (Tru Urban Renewal
         Corp.) Series 1984
         1.40%, 07/30/04                                      3,000        3,000
 +~@o Natural Gas Facilities Refunding
         RB (Nui Corp.) Series 1997A
         1.11%, 07/07/04                                      1,525        1,525
   +@ RB (Baptist Home Society of
         New Jersey) Series 2003
         1.30%, 07/07/04                                      3,520        3,520
   +@ RB (G&W Laboratories) Series
         2003
         1.19%, 07/07/04                                      5,960        5,960
   +@ RB (Geriatric Services Housing
         Corporation) Series 2001
         1.07%, 07/07/04                                     10,475       10,475
   +@ RB (Hamilton Industrial
         Development Project) Series
         1998
         1.16%, 07/07/04                                      5,950        5,950
   +@ RB (Jewish Home at Rockleigh
         Project) Series 1998A
         1.07%, 07/07/04                                      4,200        4,200
   +@ RB (Job Haines Home) Series
         1998
         1.03%, 07/07/04                                      7,320        7,320
   +@ RB (Mt. Olive Realty) Amended
         1995 Series
         1.07%, 07/07/04                                      5,800        5,800
 +~@o RB (St. James Preparatory
         School & St. James Social
         Service Corp.) Series 1998
         1.11%, 07/07/04                                      5,140        5,140
   +@ Refunding RB (Station Plaza
         Park & Ride Project) Series
         2003
         1.14%, 07/07/04                                      3,290        3,290
 +~@o School Facilities Construction
         Bonds Series 2004G
         1.11%, 07/07/04                                      4,995        4,995
   +@ Special Facility RB (Port
         Newark Container Terminal
         Project) Series 2003
         1.12%, 07/07/04                                     14,300       14,300
   +@ Thermal Energy Facilities RB
         (Thermal Energy Limited
         Partnership I Project) Series 1997
         1.05%, 07/07/04                                      8,600        8,600

      NEW JERSEY EDUCATIONAL
      FACILITIES AUTH
 +~@o Higher Education Capital
         Improvement Fund Issue RB
         Series 2002A
         1.11%, 07/07/04                                      8,610        8,610
 +~@o RB Caldwell College Issue
         Series 2000B
         1.11%, 07/07/04                                      2,200        2,200
    @ RB Princeton University Issue
         Series 2001B
         1.10%, 07/01/04                                      4,000        4,000

      NEW JERSEY HEALTH CARE
      FACILITIES FINANCING AUTH
   +@ RB (St. Peter's Univ Hospital
         Obligated Group) RB Series
         2000B
         1.07%, 07/07/04                                      2,000        2,000
 +~@o RB Hunterdon Medical Center
         Issue Series A
         1.11%, 07/07/04                                      3,560        3,560
   +@ RB Meridian Health System
         Obligated Group Issue Series
         2003A
         1.06%, 07/07/04                                      4,400        4,400
 +~@o Refunding & RB (St Barnabas
         Health Care System) Series
         1998B
         1.11%, 07/07/04                                     12,930       12,930
   +@ Revenue Bonds Composite
         Program Series 2001 A-1
         1.06%, 07/07/04                                      5,700        5,700
   +@ Revenue Bonds Composite
         Program Series 2003 A-6
         1.11%, 07/07/04                                      3,250        3,250

      NEW JERSEY HOUSING &
      MORTGAGE FINANCE AGENCY
 +~@o Home Buyer RB Series
         2000 CC
         1.11%, 07/07/04                                      3,460        3,460
      S/F Housing RB Series 2004F
         1.05%, 04/01/05                                     10,000       10,000
         2.00%, 04/01/05                                      3,350        3,326


20 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      NEW JERSEY TRANSPORTATION TRUST
      FUND AUTH
  ~@o Transportation System RB
         Series 1998A
         1.13%, 07/07/04                                     11,495       11,495
 +~@o Transportation System RB
         Series 2000B
         1.08%, 07/07/04                                      4,895        4,895
 +~@o Transportation System RB
         Series 2003C
         1.11%, 07/07/04                                      5,495        5,495

      NEW JERSEY TURNPIKE AUTH
 +~@o Turnpike RB Series 1991C
         1.10%, 07/07/04                                      3,595        3,595
   +@ Turnpike RB Series 1991D
         1.05%, 07/07/04                                     11,200       11,200
      Turnpike RB Series 2000A
 +~@o    1.11%, 07/07/04                                      9,665        9,665
 +~@o    1.05%, 08/04/04                                     11,200       11,200
    +    1.15%, 01/01/05                                      2,750        2,806

      NORTH BRUNSWICK TOWNSHIP
      BAN 2003
         1.13%, 12/10/04                                     12,860       12,909

      PORT AUTH OF NEW YORK &
      NEW JERSEY
 +~@o Consolidated Bonds 119th
         Series Second Installment
         1.13%, 07/07/04                                        370          370
    + Consolidated Bonds 122nd
         Series
         1.08%, 07/15/04                                      1,085        1,087
 +~@o Consolidated Bonds 127th
         Series
         1.11%, 07/07/04                                     10,280       10,280
  ~@o Consolidated Bonds 85th
         Series
         1.20%, 04/07/05                                      6,795        6,795
      Consolidated Bonds, 131st
         Series
         1.13%, 12/15/04                                      4,015        4,031
         1.17%, 12/15/04                                      1,000        1,004
      Special Project Bonds Series 6
         JFK International Air Terminal
 +~@o    1.11%, 07/07/04                                      1,650        1,650
 +~@o    1.14%, 07/07/04                                        800          800
    ~ TECP Series A
         1.02%, 08/10/04                                     11,450       11,450

      RAHWAY TOWNSHIP
      BAN 2003
         1.15%, 12/06/04                                      8,343        8,382

      READINGTON
      BAN
         1.09%, 02/09/05                                      5,000        5,027

      SALEM CNTY IMPROVEMENT
      AUTHORITY
   +@ RB (Friends Home At
         Woodstown) Series 2004
         1.06%, 07/07/04                                     10,000       10,000

      SOMERSET CNTY
      GO Open Space/Farmland
         Preservation Bonds Series
         2003B
         1.02%, 10/01/04                                      1,000        1,007
      General Improvement Bonds
         Series 2003A
         1.02%, 10/01/04                                      1,200        1,206

      TRENTON PARKING AUTH
 +~@o Parking RB Series 2000
         1.09%, 07/07/04                                      4,320        4,320

      UNION CNTY IMPROVEMENT AUTH
   +@ Mortgage RB (Cedar Glen
         Housing Corp) Series A
         1.08%, 07/07/04                                     16,110       16,110

      UNIVERSITY OF MEDICINE &
      DENTISTRY
  +~@ RB Series 2002B
         1.08%, 07/07/04                                     27,450       27,450
                                                                      ----------
                                                                         471,852
      PUERTO RICO 10.8%

      GOVERNMENT DEVELOPMENT BANK
      OF PUERTO RICO
      TECP Series 1997
         1.17%, 09/09/04                                      5,000        5,000

      PUERTO RICO
 +~@o Public Improvement & Refunding
         Bonds Series 2000
         1.08%, 07/07/04                                      5,135        5,135
 +~@o Public Improvement Refunding
         Bonds Series 2002A
         1.20%, 07/07/04                                      3,000        3,000


                                                         See financial notes. 21

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
 +~@o Public Improvement Bonds
         Series 2001A
         1.13%, 07/07/04                                     12,000       12,000

      PUERTO RICO ELECTRIC POWER AUTH
 +~@o Power Refunding RB Series KK
         1.08%, 07/07/04                                     10,420       10,420

      PUERTO RICO HFC
 +~@o Homeownership Mortgage RB
         Series 2000A
         1.13%, 07/07/04                                      4,905        4,905

      PUERTO RICO HWY & TRANSP AUTH
 +~@o Highway RB Series Y
         1.07%, 07/07/04                                      1,600        1,600
 +~@o Transportation RB Series
         1998A
         1.00%, 07/07/04                                      4,810        4,810
 +~@o Transportation RB Series G &
         Subordinated RB Series 2003
         1.10%, 07/07/04                                      5,000        5,000
 +~@o Transportation RB
         Series J and I
         1.10%, 07/07/04                                      4,995        4,995

      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Government Facilities RB Series B
         1.09%, 07/07/04                                      4,000        4,000
                                                                      ----------
                                                                          60,865

END OF INVESTMENTS.


22 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $532,717 a
Cash                                                                        39
Receivables:
  Investments sold                                                      35,179
  Interest                                                               1,933
Prepaid expenses                                                   +        17
                                                                   ------------
TOTAL ASSETS                                                           569,885

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 94
  Investments bought                                                     7,094
  Investment adviser and administrator fees                                  3
  Transfer agent and shareholder service fees                                8
Accrued expenses                                                   +        34
                                                                   ------------
TOTAL LIABILITIES                                                        7,233

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           569,885
TOTAL LIABILITIES                                                  -     7,233
                                                                   ------------
NET ASSETS                                                            $562,652

NET ASSETS BY SOURCE
Capital received from investors                                        562,655
Net investment income not yet distributed                                    6
Net realized capital losses                                                 (9)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =     NAV
$562,652                 562,382                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $532,717. During the reporting period, the fund had $385,010 in transactions with other SchwabFunds.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                         $532,717

FOR THE YEAR ENDED DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Tax-exempt income                                     $2
Long-term capital gains                              $--


                                                         See financial notes. 23

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $2,470

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                     (9)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  898 a
Transfer agent and shareholder service fees                              1,064 b
Trustees' fees                                                              13 c
Custodian and portfolio accounting fees                                     21
Professional fees                                                           12
Registration fees                                                            9
Shareholder reports                                                          8
Other expenses                                                       +       5
                                                                     ----------
Total expenses                                                           2,030
Expense reduction                                                    -     494 d
                                                                     ----------
NET EXPENSES                                                             1,536

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  2,470
NET EXPENSES                                                         -   1,536
                                                                     ----------
NET INVESTMENT INCOME                                                      934
NET REALIZED LOSSES                                                  +      (9)
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $925

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


24 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                        1/1/04-6/30/04         1/1/03-12/31/03
Net investment income                             $934                  $2,016
Net realized gains or losses            +           (9)                     15
                                        ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             925                   2,031

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income               930                   2,016

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
Shares sold                                    895,360               1,245,576
Shares reinvested                                  824                   1,988
Shares redeemed                         +     (796,647)             (1,209,262)
                                        ---------------------------------------
NET TRANSACTIONS IN FUND SHARES                 99,537                  38,302

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                            463,120                 424,803
Total increase                          +       99,532                  38,317 b
                                        ---------------------------------------
END OF PERIOD                                 $562,652                $463,120

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 25

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/04-    1/1/03-   1/1/02-   1/1/01-    1/1/00-     1/1/99-
                                                6/30/04*   12/31/03  12/31/02  12/31/01   12/31/00    12/31/99
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00       1.00       1.00       1.00       1.00
                                                --------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1     0.00 1     0.01       0.02       0.04       0.03
                                                --------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1   (0.00) 1   (0.01)     (0.02)     (0.04)     (0.03)
                                                --------------------------------------------------------------
Net asset value at end of period                 1.00       1.00       1.00       1.00       1.00       1.00
                                                --------------------------------------------------------------
Total return (%)                                 0.21 2     0.49       0.87       2.20       3.57       2.71

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.65 3     0.65       0.65       0.65       0.66 4     0.65
   Gross operating expenses                      0.87 3     0.87       0.89       0.92       0.93       0.94
   Net investment income                         0.42 3     0.48       0.87       2.14       3.52       2.68
Net assets, end of period ($ x 1,000,000)         337        328        301        292        225        164

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 o  Tender option bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
101.2%    MUNICIPAL
          SECURITIES                                    340,705         340,705
--------------------------------------------------------------------------------
101.2%    TOTAL INVESTMENTS                             340,705         340,705

 (1.2)%   OTHER ASSETS AND
          LIABILITIES                                                    (4,096)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                              336,609

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 101.2% of net assets

      PENNSYLVANIA 99.1%

      ALLEGHENY CNTY HOSPITAL
      DEVELOPMENT AUTH
   +@ RB Series 2003 (UPMC Senior
         Communities)
         1.08%, 07/07/04                                 10,000          10,000

      ALLEGHENY CNTY IDB
 +~@o Pollution Control Refunding RB
         (Duquesne Light Co) Series
         1999B
         1.12%, 07/07/04                                 14,495          14,495

      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series
         2004
         1.63%, 06/30/05                                  5,100           5,168

      ALLEGHENY CNTY SANITARY AUTH
 +~@o Sewer RB Series 1997
         1.10%, 07/07/04                                  4,995           4,995

      BERKS CNTY
   +@ RB (Beacon Container Project)
         Series 1998A
         1.24%, 07/07/04                                  1,090           1,090

      BLAIR COUNTY IDA
   +@ First Mortgage RB (Village at
         Penn State Project) Series
         2002C
         1.01%, 07/07/04                                    125             125

      CAMBRIA CNTY IDA
   +@ Resource Recovery RB
         (Cambria Cogen Co) Series
         1998A-2
         1.34%, 07/07/04                                 17,100          17,100

      CLARION CNTY IDA
   +@ Energy Development RB (Piney
         Creek) 1990 Series
         1.10%, 07/07/04                                 14,100          14,100

      CRAWFORD CENTRAL SCHOOL DISTRICT
    + GO Bonds Series 1995
         1.44%, 02/15/05                                  1,765           1,826

      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
         Medical Center Obligated
         Group) Series 2002
         1.09%, 07/07/04                                    300             300
   +@ RB (YMCA of Philadelphia
         Project) Series 1999
         1.16%, 07/07/04                                  2,335           2,335

      DELAWARE VALLEY REGIONAL
      FINANCE AUTH
         Local Government RB Series
         1998A
 +~@o    1.13%, 07/07/04                                  1,600           1,600
 +~@o    1.14%, 07/07/04                                  4,555           4,555


                                                         See financial notes. 27

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ERIE SD
 +~@o GO Bonds Series 2001A
         1.22%, 11/03/04                                  16,800         16,800

      HARRISBURG AUTH
  +~@ Water Refunding RB Series
         2003A
         1.13%, 07/07/04                                   6,250          6,250

      LANCASTER CNTY HOSPITAL AUTH
   +@ Health Center RB (Brethren
         Village) Series 2000
         1.13%, 07/07/04                                   5,200          5,200

      LUZERNE CNTY INDUSTRIAL DEV
      AUTH
   +@ RB (Methodist Homes) Series
         2003
         1.10%, 07/07/04                                   5,000          5,000

      MONTGOMERY CNTY IDA
   +@ Environmental Facilities RB
         (Ionza Inc. Project) Series
         2000
         1.17%, 07/07/04                                   7,000          7,000
      Pollution Control Refunding
         RB (Exelon Generation Co)
         Series 2002A
    +    1.05%, 08/09/04                                   2,000          2,000
    +    1.07%, 08/09/04                                   5,000          5,000
    + Pollution Control Refunding RB
         (Peco Energy Co) Series
         1994A
         1.10%, 07/07/04                                   7,560          7,560

      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series
         2001
         1.30%, 10/06/04                                   3,000          3,000
   +@ RB (Binney & Smith) Series
         1997A
         1.14%, 07/07/04                                   3,250          3,250

      NORWIN SD
 +~@o GO Bonds Series 2001A
         1.35%, 11/10/04                                   8,710          8,710

      PENNSYLVANIA
    + GO Bonds 3rd Series 1994
         1.07%, 11/15/04                                     250            255
 +~@o GO Bonds First Series 1995
         1.09%, 07/07/04                                  11,870         11,870
 +~@o GO Bonds First Series 2003
         1.10%, 07/07/04                                   9,770          9,770
      GO Bonds Refunding Series
         1996
    +    1.03%, 11/15/04                                     600            610
    +    1.10%, 11/15/04                                   1,000          1,015

      PENNSYLVANIA CONVENTION
      CENTER AUTH
 +~@o RB Series 1989A
         1.10%, 07/07/04                                   2,745          2,745

      PENNSYLVANIA ECONOMIC
      DEVELOPMENT FINANCING AUTH
    @ Exempt Facilities RB (Merck &
         Co) Series 2000
         1.15%, 07/07/04                                   5,000          5,000
    @ Exempt Facilities RB (Merck &
         Co) Series 2001
         1.15%, 07/07/04                                  14,000         14,000
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2001A
         1.13%, 07/07/04                                  10,100         10,100
   +@ Exempt Facilities RB (Reliant
         Energy Seward) Series 2002B
         1.10%, 07/07/04                                   6,000          6,000
   +@ RB (Westrum Hanover) Series
         2004
         1.08%, 07/07/04                                   5,100          5,100

      PENNSYLVANIA HFA
  ~@o Residental Development
         Refunding RB Series 2002A
         1.16%, 07/07/04                                   6,000          6,000
 +~@o S/F Mortgage RB Drawdown
         Series 2003
         1.15%, 07/07/04                                   5,110          5,110
  ~@o S/F Mortgage RB Series
         1999-66A
         1.30%, 12/16/04                                   6,945          6,945
  ~@o S/F Mortgage RB Series
         1999A
         1.08%, 08/05/04                                  10,785         10,785
      S/F Mortgage RB Series
         2001-72A
         1.14%, 10/01/04                                   1,685          1,695
  ~@o S/F Mortgage RB Series
         2002 73A
         1.18%, 07/07/04                                   8,980          8,980


28 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
  ~@o S/F Mortgage RB Series
         2002-74B
         1.13%, 07/07/04                                   3,600          3,600
  ~@o S/F RB Series 1998-64
         1.09%, 11/04/04                                  15,000         15,000

      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ RB (Thomas Jefferson Univ)
         Series 2001
         2.20%, 09/30/04                                   1,890          1,895
  +~@ Student Loan RB Series 2000A
         1.13%, 07/07/04                                   5,300          5,300
  +~@ Student Loan RB Series 2001A
         1.13%, 07/07/04                                   4,600          4,600
      Univ of Pennsylvania Health
         Services RB Series 1996A
         1.24%, 01/01/05                                   3,500          3,583

      PENNSYLVANIA TURNPIKE
      COMMISSION
 +~@o Turnpike RB Series 2004A
         1.10%, 07/07/04                                  12,495         12,495

      PHILADELPHIA
    + Gas Works RB 1st Series A
         Bonds
         1.70%, 07/01/05                                   5,000          5,175

      PHILADELPHIA IDA
 +~@o Airport RB Series 1998A
         1.05%, 08/05/04                                   5,000          5,000

      PHILADELPHIA MUNICIPAL AUTH
    + Lease Refunding RB 2003
         Series A
         1.20%, 05/15/05                                   2,000          2,048

      PHILADELPHIA SD
    + GO Refunding Bonds Series
         1993A
         1.09%, 07/01/04                                   3,000          3,000

      SCRANTON REDEVELOPMENT
      AUTHORITY
   +@ Guaranteed Lease RB Series
         2004
         1.13%, 07/01/04                                   9,295          9,295

      TEMPLE UNIVERSITY
      University Funding Obligations
         Series 2004
         1.27%, 05/02/05                                   9,200          9,275
                                                                      ---------
                                                                        333,705
      PUERTO RICO 2.1%

      GOVERNMENT DEVELOPMENT BANK
      OF PUERTO RICO
      TECP Series 1997
         1.17%, 09/09/04                                   5,000          5,000

      PUERTO RICO HWY & TRANSP AUTH
 +~@o Grant Anticipation RB
         1.10%, 07/07/04                                   2,000          2,000
                                                                      ---------
                                                                          7,000

END OF INVESTMENTS.


                                                         See financial notes. 29

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $340,705 a
Cash                                                                        15
Interest receivable                                                      1,127
Prepaid expenses                                                   +        33
                                                                   -----------
TOTAL ASSETS                                                           341,880

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 72
  Investments bought                                                     5,168
  Investment adviser and administrator fees                                  2
  Transfer agent and shareholder service fees                                4
Accrued expenses                                                   +        25
                                                                   ------------
TOTAL LIABILITIES                                                        5,271

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           341,880
TOTAL LIABILITIES                                                  -     5,271
                                                                   ------------
NET ASSETS                                                            $336,609

NET ASSETS BY SOURCE
Capital received from investors                                        336,617
Net investment income not yet distributed                                    6
Net realized capital losses                                                (14)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =     NAV
$336,609                 336,604                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $340,705. During the reporting period, the fund had $467,095 in transactions with other SchwabFunds.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                         $340,705

AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Tax-exempt income                                     $3
Long-term capital gains                               --


30 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $1,843

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (14)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  652 a
Transfer agent and shareholder service fees                                772 b
Trustees' fees                                                              13 c
Custodian and portfolio accounting fees                                     16
Professional fees                                                           12
Registration fees                                                            9
Shareholder reports                                                          5
Other expenses                                                       +       5
                                                                     ----------
Total expenses                                                           1,484
Expense reduction                                                    -     369 d
                                                                     ----------
NET EXPENSES                                                             1,115

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,843
NET EXPENSES                                                         -   1,115
                                                                     ----------
NET INVESTMENT INCOME                                                      728
NET REALIZED LOSSES                                                  +     (14)
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $714

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                      See financial notes.    31

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------
                                        1/1/04-6/30/04      1/1/03-12/31/03
Net investment income                             $728               $1,557
Net realized gains and losses           +          (14)                  42
                                        -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             714                1,599

DISTRIBUTIONS PAID a
---------------------------------------------------------------------------
Dividends from net investment income               725                1,569

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------
Shares sold                                    734,250            1,014,686
Shares reinvested                                  641                1,546
Shares redeemed                         +     (725,983)            (989,751)
                                        -----------------------------------
NET TRANSACTIONS IN FUND SHARES                  8,908               26,481

NET ASSETS
---------------------------------------------------------------------------
Beginning of period                            327,712              301,201
Total increase                          +        8,897               26,511 c
                                        -----------------------------------
END OF PERIOD                                 $336,609             $327,712

  Unless stated, all numbers x 1,000.

a For the prior year, the fund elected not to distribute realized capital gains and accordingly paid federal and state taxes on such gains in the amount of $12.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


32 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-    1/1/99-
                                              6/30/04*   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00       1.00      1.00        1.00       1.00
                                              ----------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1     0.00 1     0.01      0.02        0.04       0.03
                                              ----------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1   (0.00) 1   (0.01)    (0.02)      (0.04)     (0.03)
                                              ----------------------------------------------------------------
Net asset value at end of period                 1.00       1.00       1.00      1.00        1.00       1.00
                                              ----------------------------------------------------------------
Total return (%)                                 0.20 2     0.46       0.96      2.32        3.62       2.78

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.66 3     0.64       0.59      0.59        0.60 4     0.59
   Gross operating expenses                      0.84 3     0.85       0.87      0.87        0.89       0.92
   Net investment income                         0.40 3     0.47       0.95      2.30        3.56       2.75
Net assets, end of period ($ x 1,000,000)       1,124      1,804      1,785     1,518       1,435      1,215

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 33

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

 o Tender option bond

 = Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
104.0%    MUNICIPAL
          SECURITIES                                    1,168,301      1,168,301
--------------------------------------------------------------------------------
104.0%    TOTAL INVESTMENTS                             1,168,301      1,168,301

 (4.0)%   OTHER ASSETS AND
          LIABILITIES                                                   (44,432)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                             1,123,869

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES 104.0% of net assets

      ALASKA 0.0%

      VALDEZ
    @ Marine Terminal Refunding RB
         (Exxon Pipeline Co) Series
         1993A
         0.98%, 07/01/04                                        500          500

      CALIFORNIA 1.2%

      ACCESS LOANS FOR LEARNING
      STUDENT LOAN CORP
   +@ Student Loan Program RB
        Senior Series II-A-7
        1.80%, 06/01/05                                      13,400       13,400

      COLORADO 1.1%

      COLORADO
    = 2004 TRAN
         1.58%, 06/27/05                                      7,000        7,097

      COLORADO DEPT OF TRANSPORTATION
 +~@o Transportation Refunding RAN
         Series 2004B
         1.55%, 04/07/05                                      4,750        4,750
                                                                      ----------
                                                                          11,847
      FLORIDA 86.5%

      ALACHUA CNTY HEALTH FACILITIES
      AUTH
  +~@ Health Facilities RB (Shands
         Hospital At the University of
         Florida) Series 1992R
         1.12%, 07/07/04                                     25,490       25,490

      ALACHUA CNTY SCHOOL BOARD
  +~@ COP Series 2004
         1.11%, 07/07/04                                      9,045        9,045

      BREVARD CNTY
    + Limited Ad Valorem Tax
         Refunding Bonds Series 1992
         1.14%, 03/01/05                                      1,000        1,031

      BREVARD CNTY HEALTH AUTH
   +@ RB (Wuesthoff Health Systems)
         Series 2004
         1.05%, 07/07/04                                      5,000        5,000

      BROWARD CNTY
    + Passenger Facility
         Charge/Airport System
         Convertible Lien RB 1998H-1
         1.20%, 10/01/04                                      3,280        3,307
  +~@ Subordinate Port Facilities
         Refunding RB (Port
         Everglades) Series 1998
         1.15%, 07/07/04                                      4,140        4,140


34 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      BROWARD CNTY HFA
   +@ M/F Housing RB
         (Southern Pointe) Series 1997
         1.08%, 07/07/04                                      7,750        7,750
   +@ M/F Housing Refunding
         RB (Fisherman's Landing)
         1999 Series
         1.06%, 07/07/04                                      1,070        1,070
   +@ M/F Housing Refunding
         RB (Reflections Apartments)
         Series 1999
         1.06%, 07/07/04                                     10,000       10,000
  +~@ S/F Mortgage Revenue
         Bonds, Series 1999B
         1.17%, 07/07/04                                      2,220        2,220

      CAPE CORAL
    + TECP Notes
         1.08%, 07/29/04                                      5,100        5,100

      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
         1.08%, 07/07/04                                      1,000        1,000
  +~@ Refunding RB, Series 2003B
         1.08%, 07/07/04                                      3,300        3,300

      CLAY CNTY UTILITY AUTH.
   +@ Utilities System RB Series
         2003A
         1.08%, 07/07/04                                      3,240        3,240

      COLLIER CNTY
    + Capital Improvement and
         Refunding RB Series 2003
         1.05%, 10/01/04                                      1,325        1,328

      DADE CNTY
    + Aviation Refunding RB Series
         1997
         1.11%, 10/01/04                                      5,000        5,058
  +~@ Water and Sewer System RB
         Series 1994
         1.05%, 07/07/04                                     33,200       33,200

      DADE CNTY IDA
   +@ IDRB (Michael-Ann Russell
         Jewish Community Center)
         Series 1997
         1.08%, 07/07/04                                      4,585        4,585
   +@ IDRB (South Florida Stadium
         Corp) Series 1985C
         1.04%, 07/07/04                                      1,050        1,050

      DAVIE
   +@ RB (United Jewish Community
         of Broward County) Series
         2003
         1.08%, 07/07/04                                      6,000        6,000

      ESCAMBIA HFA
 +~@o S/F RB Series 1997A
         1.23%, 07/07/04                                      2,845        2,845
      S/F RB Series 2001A
 +~@o    1.17%, 07/07/04                                      2,565        2,565
 +~@o    1.20%, 07/07/04                                      1,965        1,965
  ~@o S/F RB Series 2002A-1
         1.23%, 03/31/05                                      3,340        3,340

      FLORIDA
      Department of Transportation
         Turnpike RB Series 2000B
         0.95%, 07/01/04                                      9,490        9,490
 +~@o Dept of Environmental Protection
         Preservation 2000 RB Series
         1997B
         1.13%, 07/07/04                                     23,035       23,035
    + Dept of Environmental Protection
         Preservation 2000 RB Series
         1998-B
         0.97%, 07/01/04                                      1,560        1,560

      FLORIDA DEV FINANCE CORP.
   +@ IDRB 1999 Series A1 (Vutec
         Corp)
         1.21%, 07/07/04                                      1,680        1,680
   +@ IDRB 1999 Series A2 (Schmitt
         Family Partnership)
         1.21%, 07/07/04                                      2,000        2,000
   +@ IDRB 1999 Series A3 (Sunshine
         State Christian Homes)
         1.13%, 07/07/04                                      1,220        1,220
   +@ IDRB 1999 Series A4 (Central
         Farms)
         1.21%, 07/07/04                                        950          950
   +@ IDRB Enterprise Bond Program
         (Pioneer-Ram) Series 1998 A3
         1.21%, 07/07/04                                        980          980

      FLORIDA HFA
 +~@o Homeowner Mortgage RB 2000
         Series 4
         1.20%, 07/07/04                                      3,950        3,950
   +@ Housing RB (Ashley Lake Park
         II) Series 1989J
         1.06%, 07/07/04                                      6,005        6,005


                                                         See financial notes. 35

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ Housing RB Series 1996P
         (Tiffany Club Apts)
         1.10%, 07/07/04                                      1,330        1,330
   +@ Housing RB Series 1996U
         (Heron Park)
         1.06%, 07/07/04                                      3,735        3,735
  +@o Housing Refunding RB 1998
         Series M (Ashley Lake Apts)
         1.12%, 07/07/04                                     14,760       14,760
   +@ M/F Guaranteed Mortgage RB
         (Forest Place Apts) 1983
         Series J
         1.00%, 07/07/04                                      3,270        3,270
   +@ M/F Housing RB 1985
         Series XX (Cameron Cove
         Apts)
         1.10%, 07/07/04                                      5,000        5,000
   +@ M/F Mortgage RB 2003
         Series 0 (Wellesley Apts
         1.11%, 07/07/04                                      7,940        7,940
   +@ M/F Mortgage RB 2003
         Series P (Wexford Apts)
         1.11%, 07/07/04                                        535          535
   +@ M/F Mortgage RB 2004
         Series G-1 (Arlington Apts
         1.11%, 07/07/04                                     11,340       11,340
   +@ M/F Mortgage Refunding RB
         2002 Series J-1 (Victoria Park
         Apts)
         1.08%, 07/07/04                                      1,470        1,470
   +@ RB 1999 Series I-1 (Heritage
         Pointe Apts)
         1.10%, 07/07/04                                      4,200        4,200

      FLORIDA HOUSING FINANCE CORP.
   +@ Housing Refunding RB (Vinings
         at Hamptons) Series 2001D
         1.14%, 07/07/04                                     10,800       10,800

      FLORIDA LOCAL GOVERNMENT
      FINANCE COMMISSION
      Pooled TECP 1998 Series B
    +    1.09%, 10/14/04                                      2,989        2,989
    +    1.10%, 10/14/04                                      5,000        5,000
    +    1.12%, 10/14/04                                      1,612        1,612
      Pooled TECP Series 1994A
    +    1.04%, 09/07/04                                     12,925       12,925
    +    1.00%, 09/10/04                                      2,420        2,420
    +    1.15%, 10/08/04                                     26,905       26,905
    +    1.04%, 10/14/04                                      2,500        2,500

      FLORIDA PORTS FINANCING COMM
    + State Transportation Trust Fund
         RB Series 1996
         1.59%, 06/01/05                                      4,575        4,757

      FLORIDA STATE BOARD OF EDUCATION
  +~@ Public Education Capital Outlay
         Bonds 1998 Series A
         1.08%, 07/07/04                                     11,000       11,000
  ~@o Public Education Capital Outlay
         Bonds 1998 Series E
         1.14%, 07/07/04                                     12,280       12,280
 +~@o Public Education Capital Outlay
         Bonds 1999 Series C
         1.12%, 07/07/04                                     17,870       17,870
  ~@o Public Education Capital Outlay
         Bonds 2001 Series I
         1.14%, 07/07/04                                      4,715        4,715
  ~@o Public Education Capital Outlay
         Refunding Bonds, 2001
         Series B
         1.14%, 07/07/04                                     14,100       14,100

      FORT PIERCE UTILITIES AUTH
 +~@o Utilities Refunding RB Series
         2003
         1.14%, 07/07/04                                      6,325        6,325

      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
         1.16%, 07/07/04                                      2,700        2,700
   +@ IDRB (Lifesouth Community
         Blood Centers) Series 1999
         1.08%, 07/07/04                                      5,665        5,665

      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB Series
         2002E
         1.06%, 07/07/04                                     11,700       11,700
      Airport Facilities Subordinated
         TECP Series B
    +    1.20%, 07/01/04                                     16,450       16,450
    +    1.10%, 08/11/04                                     12,650       12,650
   +@ Airport Facility RB (Flightsafety
         International) Series 2003A
         1.16%, 07/07/04                                      8,900        8,900

      GULF BREEZE
  +~@ Local Government Loan Program
         RB Series 1985B
         1.08%, 07/07/04                                      3,290        3,290


36 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  +~@ Local Government Loan Program
         RB Series 1985C
         1.08%, 07/07/04                                      2,070        2,070
  +~@ Local Government Loan Program
         RB Series 1985E
         1.08%, 07/07/04                                      2,110        2,110

      HILLSBOROUGH CNTY
    + Capital Improvement Program
         TECP Series A
         1.15%, 09/09/04                                     41,120       41,120
    + Capital Improvement Program
         TECP Series B
         1.02%, 07/20/04                                      2,700        2,700
         1.02%, 07/21/04                                      7,700        7,700

      HILLSBOROUGH CNTY AVIATION AUTH
 +~@o Tampa International Airport RB
         2003 Series A
         1.18%, 07/07/04                                      5,495        5,495

      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB
         (Berkeley Preparatory School)
         Series 1999
         1.08%, 07/07/04                                      4,670        4,670
   +@ RB (Independent Day School)
         Series 2000
         1.13%, 07/07/04                                      1,900        1,900
   +@ RB (Tampa Metropolitan Area
         YMCA) Series 2000
         1.13%, 07/07/04                                      7,600        7,600

      JACKSONVILLE
   +@ Refunding IDRB (Pavillion
         Associates) Series 1996
         1.06%, 07/07/04                                      4,500        4,500

      JACKSONVILLE ECONOMIC DEV
      COMM
   +@ Educational Facilities RB
         (Episcopal High School)
         Series 2002
         1.05%, 07/07/04                                        200          200
   +@ RB (Bolles School) Series
         1999A
         1.09%, 07/07/04                                      3,145        3,145
   +@ Refunding RB (YMCA of
         Florida's First Coast) Series
         2003
         1.08%, 07/07/04                                      5,000        5,000

      JACKSONVILLE ELECTRIC AUTH
  ~@o Electric System RB, Series
         Three 2000A
         1.12%, 07/07/04                                      9,935        9,935
    + Water and Sewer System RB
         1997 Series B
         1.09%, 10/01/04                                      2,025        2,047

      JACKSONVILLE PORT AUTH
 +~@o 1996 Port Facility RB
         1.01%, 07/07/04                                     10,100       10,100

      LAKE SHORE HOSPITAL AUTH
   +@ Health Facility RB (Lake Shore
         Hospital) Series 1991
         1.08%, 07/07/04                                      3,100        3,100

      LAKELAND
   +@ Educational Facilities RB
         (Florida Southern College)
         Series 1999
         1.08%, 07/07/04                                     17,100       17,100

      LEE CNTY
 +~@o Airport RB Series 2000A
         1.18%, 07/07/04                                      4,958        4,958
   +@ Educational Facilities RB
         (Canterbury School) Series
         1999
         1.08%, 07/07/04                                      6,000        6,000

      LEE CNTY HFA
   +@ M/F Housing RB (Crossings At
         Cape Coral Apts) Series
         1999A
         1.12%, 07/07/04                                      6,160        6,160
   +@ M/F Housing RB Series 2002A
         (University Club Apts)
         1.13%, 07/07/04                                      1,000        1,000

      LEE CNTY IDA
   +@ Healthcare Facilities RB
         (Cypress Cove At Healthpark)
         Series 2002B
         1.10%, 07/07/04                                      2,850        2,850

      LEON CNTY SD
    + Sales Tax RB Series 2003
         1.50%, 07/01/04                                      5,590        5,590

      MANATEE CNTY
    + Public Utilities Refunding and
         Improvement RB Series 2003
         1.09%, 10/01/04                                      1,430        1,433


                                                         See financial notes. 37

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MANATEE CNTY HFA
   +@ M/F Housing RB (Centre Court
         Apartments) Series 2000
         1.11%, 07/07/04                                      3,760        3,760
   +@ M/F Housing RB (La Mirada
         Gardens) Series 2002A
         1.15%, 07/07/04                                      4,000        4,000
   +@ M/F Housing RB (Sabal Palm
         Harbor Apts) Series 2002B
         1.11%, 07/07/04                                      3,820        3,820
   +@ M/F Mortgage Refunding RB
         (Hampton Court) Series 1989A
         1.09%, 07/07/04                                      3,500        3,500
   +@ M/F Housing RB Series 2000A
         (Sabal Palm Harbor Apts)
         1.13%, 07/07/04                                      3,070        3,070

      MARION CNTY IDA
   +@ M/FHousing Refunding RB
         (Chambrel At Pinecastle)
         Series 2002
         1.08%, 07/07/04                                      7,741        7,741

      MIAMI
    + GO Refunding Bonds, Series
         2003
         0.83%, 07/01/04                                      1,760        1,760

      MIAMI HEALTH FACILITIES AUTH.
   +@ Health Facilities RB (Miami
         Jewish Home and Hospital
         For the Aged) Series 1996
         1.08%, 07/07/04                                      7,700        7,700

      MIAMI-DADE CNTY
      Aviation TECP Series A Miami
         International Airport
    +    1.12%, 07/07/04                                      4,500        4,500
    +    1.10%, 07/08/04                                      1,500        1,500
    +    1.10%, 07/12/04                                      6,750        6,750

      MIAMI-DADE CNTY EXPRESSWAY
      AUTH
    + Toll System TECP Notes
         1.11%, 08/02/04                                      8,000        8,000

      MIAMI-DADE HFA
   +@ M/F Mortgage RB Series
         2003-3 (22nd Ave, 183rd St
         and 187th St Apts)
         1.10%, 07/07/04                                      9,250        9,250

      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series
         1998A
         1.22%, 07/07/04                                      7,495        7,495
  +~@ IDRB (Airis Miami LLC) Series
         1999A
         1.10%, 07/07/04                                     10,500       10,500
   +@ IDRB (Fine Art Lamps) Series
         1998
         1.16%, 07/07/04                                      1,700        1,700
   +@ IDRB (Tarmac America) Series
         2004
         1.15%, 07/07/04                                      3,200        3,200
   +@ IDRB(Arctic Partners) Series
         1999
         1.21%, 07/07/04                                      2,280        2,280
   +@ RB (Belen Jesuit Preparatory
         School) Series 1999
         1.08%, 07/07/04                                      6,960        6,960
   +@ RB (Gulliver Schools) Series
         2000
         1.13%, 07/07/04                                      3,900        3,900

      OCEAN HIGHWAY & PORT AUTH
   +@ RB Series 1990
         1.10%, 07/07/04                                      10,200       10,200

      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee
         Landfill) Series 1999
         1.17%, 07/07/04                                      8,000        8,000

      ORANGE CNTY
    + Sales Tax RB Series 2002A
         1.14%, 01/01/05                                      4,100        4,138
    + Solid Waste Facility Refunding
         RB Series 2003
         1.10%, 10/01/04                                      2,745        2,751

      ORANGE CNTY HEALTH FACILITIES
      AUTH
   +@ RB (Adventist Health
         System/Sunbelt) Series 1992
         1.08%, 07/07/04                                      3,200        3,200
      Refunding Program RB (Pooled
         Hospital Loan) Series 1985
    +    1.08%, 07/06/04                                     19,900       19,900
    +    0.98%, 07/22/04                                      5,400        5,400
    +    1.15%, 09/23/04                                      6,400        6,400


38 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      ORANGE CNTY HFA
   +@ M/F Guaranteed Mortgage
         Refunding RB (Sundown
         Associates II) Series 1989A
         1.17%, 07/07/04                                      4,600        4,600
   +@ M/F Housing RB (Glenn On
         Millenia Boulevard) 2001
         Series C
         1.06%, 07/07/04                                      3,355        3,355
   +@ M/F Housing RB (Windsor
         Pines) 2000 Series E
         1.11%, 07/07/04                                      3,200        3,200
   +@ M/F Housing Refunding RB
         (Smokewood/Sun Key Apts)
         1992 Series A
         1.06%, 07/07/04                                      6,950        6,950

      ORANGE CNTY IDA
   +@ IDRB (Central Florida Kidney
         Centers) Series 2000
         1.08%, 07/07/04                                      5,000        5,000
   +@ IDRB (Central Florida YMCA)
         Series 2002A
         1.13%, 07/07/04                                      4,400        4,400
   +@ IDRB (Goodwill Industries of
         Central Florida) Series 1999
         1.08%, 07/07/04                                      6,000        6,000

      ORANGE CNTY SD
      TAN Series 2003
         1.07%, 09/16/04                                     30,000       30,058

      ORLANDO
    + Parking Facilities Refunding RB
         Series 2004
         1.00%, 10/01/04                                      1,045        1,048

      ORLANDO UTILITIES COMMISSION
   ~@ Water & Electric RB, Series
         2002B
         1.08%, 07/07/04                                      2,500        2,500

      PALM BEACH CNTY
   +@ Airport RB (Galaxy Aviation)
         Series 2000A
         1.16%, 07/07/04                                      6,000        6,000
   +@ IDBR (South Florida Blood
         Banks) Series 2002
         1.05%, 07/07/04                                      8,940        8,940
   +@ IDRB (Palm Beach Day School)
         Series 1999
         1.08%, 07/07/04                                      7,000        7,000
   +@ RB (Benjamin Private School)
         Series 2003
         1.08%, 07/07/04                                      4,500        4,500
   +@ RB (Norton Gallery & School of
         Art) Series 1995
         1.05%, 07/07/04                                      2,500        2,500
   +@ RB (Raymond F. Kravis Center
         for the Performing Arts)
         Series 2002
         1.03%, 07/07/04                                        100          100
   +@ RB (Zoological Society of the
         Palm Beaches) Series 2001
         1.13%, 07/07/04                                      5,500        5,500
   +@ Student Housing RB Series 2002
         1.12%, 07/07/04                                      2,900        2,900

      PALM BEACH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB (Lynn
         University) Series 2001
         1.08%, 07/07/04                                      3,490        3,490

      PALM BEACH CNTY HEALTH
      FACILITIES AUTH
    + Refunding Program RB (Pooled
         Hospital Loan) Series 1985
         1.10%, 07/08/04                                      7,300        7,300

      PALM BEACH CNTY HFA
   +@ M/F Housing RB Series 1999A
         (Azalea Place Apts) Series
         1999A
         1.12%, 07/07/04                                      3,000        3,000
   +@ M/F Housing Refunding RB
         (Spinnaker Landing Apts)
         Series 1998
         1.13%, 07/07/04                                      2,845        2,845

      PASCO CNTY SD
  +~@ COP Series 1996
         1.08%, 07/07/04                                     27,100       27,100

      PINELLAS CNTY HFA
  ~@o S/F Housing RB 1999 Series
         B-1
         1.17%, 07/07/04                                      2,640        2,640

      PINELLAS CNTY IDA
   +@ IDRB (H & S Swansons Tool
         Co) Series 2001
         1.16%, 07/07/04                                      3,565        3,565


                                                         See financial notes. 39

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ IDRB (Restorative Care of
         America) Series 2001
         1.23%, 07/07/04                                      1,690        1,690

      POLK CNTY IDA
   +@ IDRB (Juice Bowl Products)
         Series 2000
         1.16%, 07/07/04                                      1,860        1,860
   +@ IDRB (Pavermodule) Series
         1998
         1.16%, 07/07/04                                      3,010        3,010

      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA)
         Series 1999
         1.09%, 07/07/04                                      2,470        2,470

      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
         Partnership) Series 2001
         1.13%, 07/07/04                                      4,420        4,420

      SOUTHEAST VOLUSIA HOSPITAL
      DISTRICT
   +@ RB (Bert Fish Medical Center)
         Series 1995
         1.16%, 07/07/04                                      2,800        2,800

      ST PETERSBURG
   +@ Capital Improvement RB (Airport
         & Golf Course) Series 1997B
         1.08%, 07/07/04                                      2,245        2,245
   +@ Capital Improvement RB (Airport)
         Series 1997C
         1.16%, 07/07/04                                        355          355

      SUMTER CNTY IDA
   +@ IDRB (Robbins Mfg Co) Series
         1997
         1.22%, 07/07/04                                      1,400        1,400

      SUNSHINE STATE GOVT FINANCE
      COMM
   +~ TECP Series 1998A
         1.12%, 07/12/04                                      4,539        4,539
   +~ TECP Series C
         1.13%, 07/06/04                                      1,330        1,330

      TALLAHASSEE-LEON CNTY CIVIC
      CENTER AUTH
   +@ Capital Improvement RB Series
         1998A
         1.08%, 07/07/04                                      1,290        1,290

      TAMPA
   +@ Educational Facilities RB (Pepin
         Academy of Tampa) Series
         2002
         1.13%, 07/07/04                                      3,990        3,990
   +@ Health Care Facilities RB
         (Lifelink Foundation) Series
         1997
         1.08%, 07/07/04                                        400          400
  +~@ Occupational License Tax
         Refunding Bonds Series
         2002C
         1.02%, 07/07/04                                        500          500

      TAMPA BAY WATER AUTH
  +~@ Utility System Refunding &
         Improvement RB Series
         2001A
         1.16%, 07/07/04                                      5,200        5,200

      VOLUSIA CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB
         (Bethune-Cookman College
         Project) Series 2001
         1.05%, 07/07/04                                      1,450        1,450

      VOLUSIA CNTY HEALTH FACILITIES
      AUTH
   +@ Hospital RB (Southwest Volusia
         Healthcare Corp) Series
         1994A
         1.09%, 07/07/04                                      8,590        8,590

      VOLUSIA CNTY SCHOOL BOARD
    + Sales Tax RB Series 2004
         1.12%, 10/01/04                                      1,395        1,398

      WEST ORANGE HEALTHCARE DISTRICT
   +@ RB Series 1999B
         1.08%, 07/07/04                                      2,900        2,900
                                                                      ----------
                                                                         971,818

      HAWAII 0.6%

      HAWAII
    + Airports System Refunding RB
         Series 2001
         1.68%, 07/01/05                                      6,000        6,226


40 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      ILLINOIS 0.8%

      CHICAGO
 +~@o O'Hare International Airport
         General Airport Third Lien
         RB Series 2003 B-2
         1.35%, 01/06/05                                      8,595        8,595

      INDIANA 0.4%

      INDIANA HFA
  ~@o S/F Mortgage RB Series
         2002B
         1.17%, 07/07/04                                      4,970        4,970

      KENTUCKY 1.1%

      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998B
         1.05%, 07/29/04                                     11,995       11,995

      MASSACHUSETTS 4.5%

      DUXBURY
      BAN
         1.12%, 01/14/05                                     10,000       10,047

      LAWRENCE
      School BAN Series 2003
         1.17%, 12/23/04                                     15,000       15,059

      MILTON
      BAN 2003
         0.97%, 08/06/04                                     15,000       15,011

      RALPH C. MAHAR REGIONAL SD
    = BAN
         1.69%, 07/14/05                                      9,700        9,825

      WOBURN
      BAN 2003
         0.95%, 07/16/04                                      1,000        1,000
                                                                      ----------
                                                                          50,942


      MICHIGAN 0.9%

      MICHIGAN
      GO Notes Series 2004A
         1.04%, 09/30/04                                      4,000        4,009

      MICHIGAN MUNICIPAL BOND AUTH
      RAN Series 2003 B-1
         1.13%, 08/20/04                                      5,845        5,852

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport) Series
         2002A
         1.10%, 07/07/04                                        450          450
                                                                      ----------
                                                                          10,311

      NEW JERSEY 1.1%

      READINGTON
      BAN
         1.09%, 02/09/05                                     11,850       11,915

      OREGON 1.4%

      PORTLAND
    = TAN 2004
         1.60%, 06/29/05                                     15,960       16,171

      PENNSYLVANIA 0.5%

      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series
         2004
         1.63%, 06/30/05                                      5,000        5,067

      DELAWARE VALLEY REGIONAL
      FINANCE AUTH
 +~@o Local Government RB Series
         1998A
         1.13%, 07/07/04                                        870          870
                                                                      ----------
                                                                           5,937

      SOUTH CAROLINA 0.4%

      SOUTH CAROLINA ASSOC OF
      GOVERNMENTAL ORGANIZATIONS
      COP Series 2004
         1.53%, 04/15/05                                      5,000        5,048

      TEXAS 2.2%

      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
 +~@o Joint Revenue Improvement &
         Refunding Bonds Series 2001A
         1.35%, 01/06/05                                      7,495        7,495
 +~@o Joint RB Series 2003A
         1.18%, 07/07/04                                      3,000        3,000

      GRAND PRAIRIE SPORTS FACILITIES
      DEV CORP.
  +~@ Sales Tax Refunding RB Series
         2003-B
         1.23%, 09/15/04                                     10,040       10,040


                                                         See financial notes. 41

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      TEXAS
   ~@ Veterans' Housing Assistance
         Program Fund II Series 2002
         A-2 Bonds
         1.07%, 07/07/04                                      4,000        4,000
                                                                      ----------
                                                                          24,535

      WASHINGTON 1.3%

      CLARK CNTY PUBLIC UTILITY DIST #1
    + Electric System Refunding &
         RB Series 2002
         1.15%, 01/01/05                                      5,000        5,096

      ENERGY NORTHWEST
 +~@o Project No. 1 Refunding Electric
         RB Series 2002A
         1.12%, 07/07/04                                      8,995        8,995
                                                                      ----------
                                                                          14,091

END OF INVESTMENTS.


42 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                               $1,168,301 a
Cash                                                                        51
Interest receivable                                                      3,707
Prepaid expenses                                                 +          54
                                                                 --------------
TOTAL ASSETS                                                         1,172,113

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               210
   Investments bought                                                   47,969
   Investment adviser and administrator fees                                 6
   Transfer agent and shareholder service fees                              14
Accrued expenses                                                 +          45
                                                                 --------------
TOTAL LIABILITIES                                                       48,244

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,172,113
TOTAL LIABILITIES                                                -      48,244
                                                                 --------------
NET ASSETS                                                          $1,123,869

NET ASSETS BY SOURCE
Capital received from investors                                      1,123,802
Net investment income not yet distributed                                   12
Net realized capital gains                                                  55

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =     NAV
$1,123,869               1,123,714               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,168,301. During the reporting period, the fund had $1,113,190 in transactions with other SchwabFunds.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                       $1,168,301

AS OF DECEMBER 31, 2003:

CAPITAL LOSSES UTILIZED                             $130


                                                         See financial notes. 43

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $6,520

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      55

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                2,310 a
Transfer agent and shareholder service fees                              2,779 b
Trustees' fees                                                              14 c
Custodian and portfolio accounting fees                                     49
Professional fees                                                           11
Registration fees                                                           21
Shareholder reports                                                         14
Other expenses                                                       +       9
                                                                     ----------
Total expenses                                                           5,207
Expense reduction                                                    -   1,132 d
                                                                     ----------
NET EXPENSES                                                             4,075

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  6,520
NET EXPENSES                                                         -   4,075
                                                                     ----------
NET INVESTMENT INCOME                                                    2,445
NET REALIZED GAINS                                                   +      55
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $2,500

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005, to 0.66% of average daily net assets. These limits do not include interest, taxes and certain non-routine expenses.


44 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                        1/1/04-6/30/04        1/1/03-12/31/03
Net investment income                           $2,445                 $5,103
Net realized gains                      +           55                    299
                                        --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           2,500                  5,402

DISTRIBUTIONS PAID a
------------------------------------------------------------------------------
Dividends from net investment income             2,433                  5,161

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                  1,951,270              4,082,999
Shares reinvested                                2,157                  5,010
Shares redeemed                         +   (2,633,700)            (4,069,070)
                                        --------------------------------------
NET TRANSACTIONS IN FUND SHARES               (680,273)                18,939

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                          1,804,075              1,784,895
Total increase or decrease              +     (680,206)                19,180 c
                                        --------------------------------------
END OF PERIOD                               $1,123,869             $1,804,075

  Unless stated, all numbers x 1,000.

a For the prior year, the fund elected not to distribute realized capital gains and accordingly paid federal and state taxes on such gains in the amount of $58.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 45

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/04-   5/16/03 1-
                                               6/30/04*   12/31/03
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00
                                               ---------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 2     0.00 2
                                               ---------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 2   (0.00) 2
                                               ---------------------------------------------------------------
Net asset value at end of period                 1.00       1.00
                                               ---------------------------------------------------------------
Total return (%)                                 0.22 3     0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.59 4,5   0.51 4,6
   Gross operating expenses                      0.86 4     0.86 4
   Net investment income                         0.44 4     0.48 4
Net assets, end of period ($ x 1,000,000)         384        363

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.01%.

6 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.09%.


46 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 @ Variable-rate security

 o Tender option bond

 = Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
100.8%    MUNICIPAL
          SECURITIES                                        386,934     386,934
--------------------------------------------------------------------------------
100.8%    TOTAL INVESTMENTS                                 386,934     386,934

 (0.8)%   OTHER ASSETS AND
          LIABILITIES                                                    (2,900)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                              384,034

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES 100.8% of net assets

      MASSACHUSETTS 100.0%

      BEDFORD
      BAN
         1.14%, 02/18/05                                      3,000        3,035

      CHICOPEE
      2003 BAN
         1.18%, 11/19/04                                      3,000        3,009

      DIGHTON-REHOBOTH REGIONAL SD
      BAN R-2
         1.35%, 12/01/04                                      5,000        5,019
      BAN Series R-1
         1.64%, 06/03/05                                      2,000        2,025

      EASTON
      BAN
         1.60%, 06/10/05                                      2,000        2,021

      EVERETT
      BAN 2003
         1.07%, 09/10/04                                      5,000        5,007

      FOXBOROUGH
      BAN
         1.63%, 06/16/05                                      2,500        2,526

      GATEWAY REGIONAL SD
      BAN
         1.22%, 02/10/05                                      3,000        3,032

      HAVERHIL
    + BAN
         1.20%, 04/01/05                                      2,000        2,016

      HUDSON
      BAN
         1.27%, 05/13/05                                      3,000        3,044

      LAWRENCE
      School BAN Series 2003
         1.17%, 12/23/04                                     10,000       10,039

      MARION
    = BAN
         1.68%, 07/15/05                                      2,324        2,354

      MARLBOROUGH
      BAN
         1.60%, 06/16/05                                      2,000        2,026

      MASCONOMET REGIONAL SD
      BAN
         1.12%, 02/10/05                                      2,320        2,332

      MASSACHUSETTS
      GO Bonds Consolidated Loan
         Series 1999C
         1.10%, 09/01/04                                      2,000        2,013
  ~@o GO Bonds Consolidated Loan
         Series 2000C
         1.04%, 07/07/04                                     10,000       10,000
      GO Bonds Consolidated Loan
         Series 2002A
         1.15%, 01/01/05                                      2,500        2,535


                                                         See financial notes. 47

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  ~@o GO Bonds Consolidated Loan
         Series 2004A
         1.11%, 07/07/04                                      4,995        4,995
 +~@o GO Bonds Consolidated Loan
         of 1998 Series C
         1.13%, 07/07/04                                      3,485        3,485
  ~@o GO Bonds Consolidated Loan
         of 2000 Series C
         1.09%, 07/07/04                                      3,000        3,000
   ~@ GO Refunding Bonds 1998
         Series A
         1.08%, 07/07/04                                      7,500        7,500
      GO Refunding Bonds 2003
         Series C
         1.35%, 12/01/04                                      1,250        1,264
  ~@o GO Refunding Bonds 2004-B
         1.04%, 07/07/04                                     11,470       11,470
   ~@ GO Refunding Bonds Series
         2001B
         1.11%, 07/07/04                                      2,750        2,750
   ~@ GO Refunding Bonds Series
         2001C
         1.11%, 07/07/04                                      8,300        8,300
      GO Refunding Bonds Series
         2003B
         1.14%, 12/01/04                                      3,000        3,036
    ~ TECP Series G
         1.09%, 07/14/04                                      8,900        8,900

      MASSACHUSETTS BAY TRANSIT AUTH
 +~@o General Transportation System
         Bonds Series 1999A
         1.09%, 07/07/04                                      1,000        1,000

      MASSACHUSETTS DEVELOPMENT
      FINANCE AGENCY
  +~@ Education RB Dexter School
         Issue Series 2000
         1.08%, 07/07/04                                     14,720       14,720
   +@ Education RB Rivers School
         Issue, Series 2002
         1.08%, 07/07/04                                      5,000        5,000
   +@ M/F Housing RB (Midway
         Studios) Series 2003A
         1.16%, 07/07/04                                      5,000        5,000
   +@ M/F Housing RB (Salem Heights
         Apts) Series 2003A
         1.08%, 07/07/04                                      6,000        6,000
   +@ RB (Sophia Snow Home) Series
         2004A
         1.07%, 07/07/04                                      6,260        6,260
   +@ RB (Sophia Snow Home) Series
         2004B
         1.07%, 07/07/04                                      4,350        4,350
   +@ RB Assumption College Issue,
         Series 2002A
         1.05%, 07/07/04                                      9,900        9,900
  +~@ RB Boston University Issue
         Series R-3
         1.08%, 07/07/04                                      6,600        6,600
   +@ RB Dean College Issue, Series
         1999
         1.08%, 07/07/04                                      2,000        2,000
   +@ RB Fessenden School Issue
         Series 2001
         1.13%, 07/07/04                                      3,000        3,000
   +@ RB Gordon College Issue,
         Series 2002
         1.08%, 07/07/04                                      5,000        5,000
   +@ RB Judge Rotenberg Center
         Issue, Series 2003
         1.04%, 07/07/04                                      1,785        1,785
   ~@ RB Phillips Academy Issue
         Series 2003
         1.08%, 07/07/04                                     11,000       11,000
  +~@ RB Wentworth Institute of
         Technology Issue, Series 2000
         1.08%, 07/07/04                                      2,600        2,600
   +@ RB You Inc. Issue Series 2002
         1.04%, 07/07/04                                        800          800
   +@ Senior Living Facility RB Series
         2004 (New England
         Deaconess Association)
         1.07%, 07/07/04                                      7,000        7,000

      MASSACHUSETTS HEALTH &
      EDUCATIONAL FACILITIES AUTH
    @ RB (Williams College) Series I
         1.05%, 04/01/05                                      3,000        3,000
 +~@o RB Baystate Medical Center
         Issue Series D
         1.13%, 07/07/04                                     25,000       25,000
   +@ RB Boston Home Issue Series
         2002B
         1.08%, 07/07/04                                      5,000        5,000
  +~@ RB Hallmark Health System
         Issue Series 1998B
         1.06%, 07/07/04                                      3,350        3,350
   +@ RB Sherrill House Issue,
         Series A-1
         1.06%, 07/07/04                                      7,300        7,300


48 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  ~@o RB MIT Issue Series K
         1.13%, 07/07/04                                      8,800        8,800

      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
         1.02%, 07/07/04                                     10,700       10,700
 +~@o M/F Housing Refunding RB
         Series 1995A
         1.09%, 07/07/04                                      5,000        5,000
      S/F Housing Notes Series Q
         1.02%, 12/01/04                                      5,000        5,000

      MASSACHUSETTS IFA
   +@ RB Williston Northampton
         School Issue Series B
         1.08%, 07/07/04                                      4,900        4,900

      MASSACHUSETTS MUNI WHOLESALE
      ELECTRIC CO
 +~@o Power Supply Project RB Series
         A Nuclear Project No. 4, 5, 6
         1.08%, 07/07/04                                      8,000        8,000

      MASSACHUSETTS PORT AUTH
    + Refunding RB Series 2003C
         1.02%, 07/01/04                                      2,200        2,200
    + TECP Series 2003A
         1.07%, 07/06/04                                      1,000        1,000
    + TECP Series 2003B
         1.09%, 07/07/04                                      2,000        2,000

      MASSACHUSETTS TURNPIKE AUTH
 +~@o Western Turnpike RB Series
         1997A
         1.13%, 07/07/04                                      9,250        9,250

      MASSACHUSETTS WATER POLLUTION
      ABATEMENT TRUST
  ~@o Pool Program Bonds Series 5
         1.09%, 07/07/04                                      5,000        5,000
  ~@o Water Pollution Abatement RB
         (MWRA) Subordinate Series
         1999A
         1.09%, 07/07/04                                     15,000       15,000

      MASSACHUSETTS WATER
      RESOURCES AUTH
    + TECP Series 1994
         1.07%, 07/06/04                                      3,000        3,000

      MEDFORD
      BAN 2003
         1.10%, 09/10/04                                      3,000        3,005

      MENDON-UPTON REGIONAL SD
      BAN 2004
         1.24%, 04/28/05                                      3,000        3,043

      MILLBURY
      BAN
         1.45%, 01/21/05                                      5,000        5,015

      NATICK
      BAN
         1.09%, 04/29/05                                      2,000        2,015

      NEW BEDFORD
      BAN
         1.14%, 02/25/05                                      5,000        5,028

      OLD ROCHESTER REGIONAL SD
      Unlimited Tax BAN 2003
         1.18%, 10/15/04                                      8,200        8,219

      PEABODY
      BAN Series 2003
         1.05%, 10/01/04                                      3,600        3,609

      PEMBROKE
      BAN
         1.13%, 08/05/04                                      5,000        5,003

      RALPH C. MAHAR REGIONAL SD
    = BAN
         1.69%, 07/14/05                                      2,000        2,026

      TEWKSBURY
      BAN
         1.11%, 02/18/05                                      2,500        2,514

      WEYMOUTH
      BAN
         1.46%, 03/10/05                                      3,000        3,032

      WHITMAN-HANSON REGIONAL SD
      BAN
         1.03%, 01/14/05                                      3,000        3,023

      WILLIAMSTOWN
      Unlimited Tax BAN
         1.37%, 05/05/05                                      3,000        3,041

      WOBURN
      BAN
         1.19%, 04/08/05                                      3,000        3,013
                                                                      ----------
                                                                         383,834


                                                         See financial notes. 49

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      PUERTO RICO 0.8%

      PUERTO RICO
 +~@o Public Improvement Bonds
         2000
         1.07%, 07/07/04                                      3,100        3,100

END OF INVESTMENTS.


50 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $386,934 a
Cash                                                                       146
Interest receivable                                                      1,449
Prepaid expenses                                                   +        10
                                                                   ------------
TOTAL ASSETS                                                           388,539

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 82
  Investments bought                                                     4,386
  Investment adviser and administrator fees                                  1
  Transfer agent and shareholder service fees                                5
Accrued expenses                                                   +        31
                                                                   ------------
TOTAL LIABILITIES                                                        4,505

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           388,539
TOTAL LIABILITIES                                                  -     4,505
                                                                   ------------
NET ASSETS                                                            $384,034

NET ASSETS BY SOURCE
Capital received from investors                                        384,092
Net realized capital losses                                                (58)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING       =     NAV
$384,034                 384,092                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $386,934. During the reporting period, the fund had $358,895 in transactions with other SchwabFunds.

FEDERAL TAX DATA
---------------------------------------------------------
COST BASIS OF PORTFOLIO                         $386,934

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                           Loss amount:
   2011                                               $2


                                                         See financial notes. 51

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $1,903

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (56)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  696 a
Transfer agent and shareholder service fees                                824 b
Trustees' fees                                                              13 c
Custodian and portfolio accounting fees                                     15
Professional fees                                                           10
Registration fees                                                            4
Shareholder reports                                                          9
Other expenses                                                       +       4
                                                                     ----------
Total expenses                                                           1,575
Expense reduction                                                    -     485 d
                                                                     ----------
NET EXPENSES                                                             1,090

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,903
NET EXPENSES                                                         -   1,090
                                                                     ----------
NET INVESTMENT INCOME                                                      813
NET REALIZED LOSSES                                                  +     (56)
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $757

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction consisted of two components. A reduction of $475, which reduced the fund's annualized operating expense ratio (OER) by 0.26%, was made by the investment adviser (CSIM) to reflect a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the OER of this fund through April 30, 2005, to 0.60% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Also, CSIM voluntarily waived an additional $10 of the fund's expenses, which reduced the fund's annualized OER by an additional 0.01%. The combination of these two waivers resulted in a net annualized OER for the period of 0.59%.


52 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/04-6/30/04    5/16/03*-12/31/03
Net investment income                               $813               $1,063
Net realized losses                                  (56)                  (2)
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               757                1,061

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 813                1,063

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
Shares sold                                      667,153            1,001,230
Shares reinvested                                    720                1,047
Shares redeemed                           +     (646,313)            (639,745)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                   21,560              362,532

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              362,530                   --
Total increase                            +       21,504              362,530 b
                                          ------------------------------------
END OF PERIOD                                   $384,034             $362,530

* Commencement of operations.

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUNDS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND OFFERS TWO SHARE CLASSES : Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey Municipal Money, Pennsylvania Municipal Money, Florida Municipal Money and Massachusetts Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUNDS

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

SCHWAB MUNICIPAL MONEY FUNDS

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MUNICIPAL MONEY FUNDS

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                      Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The Charles
3/21/54                                               Schwab Corporation. Until 1999: EVP, The Charles Schwab Corporation.
                                                      Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until 9/02:
                                                      President, CIO, American Century Investment Management; Director,
                                                      American Century Cos., Inc. Until 6/01: CIO, Fixed Income, American
                                                      Century Cos., Inc. Until 1997: SVP, Director, Fixed Income and
                                                      Quantitative Equity Portfolio Management, Twentieth Century Investors,
                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MUNICIPAL MONEY FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University.
                                                      Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                      Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director, Grey
                        Capital Trust, 1993;          Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software).
                                                      Until 1998: Dean, Haas School of Business, University of California,
                                                      Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;             Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB MUNICIPAL MONEY FUNDS

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB MUNICIPAL MONEY FUNDS

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13603-07

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2004

                                                           [CHARLES SCHWAB LOGO]

     IN THIS REPORT

        Schwab California Municipal Money Fund
           Sweep Shares: SWCXX
           Value Advantage Shares(TM): SWKXX

        Management's Discussion .........................................      2
           The president of SchwabFunds(R) and the fund's manager take a look at the factors that shaped fund performance during the report period.

           Performance and Fund Facts .........   6

        Financial Statements ............................................      7

        Financial Notes .................................................     28

        Fund Trustees ...................................................     31

        Glossary ........................................................     34

     Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation. Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

FOR THE FIRST FOUR MONTHS OF THE PERIOD, SHORT-TERM MUNI YIELDS WERE UNCHANGED TO LOWER. It wasn't until May and June that we saw a significant rise in yields as it appeared increasingly obvious that the Fed was going to tighten monetary policy. During the six-month period ending June 30, yields on the municipal money funds decreased by an average 0.07%. The weighted average maturities of our municipal money market funds during the report period were an average 15 days longer than our peers.

The fund purchased weekly variable-rate notes and commercial paper with maturities of less than six months during the first four months of the year, as they offered the best relative value while rates remained range bound. Just prior to the Fed tightening, fixed-rate notes with maturities from 6-13 months became very attractive, and we increased our holdings in them. The yield spread between one-year notes and three-month commercial paper widened to approximately 0.50% during this time, significantly higher than the 0.15% three-year average for this spread.


                                        Schwab California Municipal Money Fund 3

MANAGEMENT'S DISCUSSION  continued

      With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

AT THE BEGINNING OF 2004, NEWLY ELECTED CALIFORNIA GOVERNOR ARNOLD SCHWARZENEGGER UNVEILED A COMPREHENSIVE PROPOSAL FOR FISCAL YEAR 2005'S BUDGET, WHICH IDENTIFIED A MULTI-YEAR GENERAL-FUND GAP OF NEARLY $26 BILLION. A key component of this plan was to refinance up to $15 billion of the accumulated budget deficit through the sale of deficit bonds, which were subsequently approved by state voters in March 2004. The sale of bonds in May and June provided the resources to repay $14 billion of short-term loans that were due in June, easing the state's near-term liquidity crisis. Other elements of the Governor's budget plan were incorporated into a May revision that included significant cuts to education, health and welfare spending, as well as additional transfers and deferrals. As of June 30, 2004, the new budget had not been enacted for the fiscal year that began on July 1. However, expectations for improving revenues and the broad outlines of bipartisan agreement improved the prospects for near-term resolution. Even with enactment of the Governor's proposal, the state's Legislative Analyst's Office projected recurring annual budget gaps of as much as $8 billion.

CALIFORNIA'S ECONOMIC RECOVERY STRENGTHENED, WITH RENEWED GROWTH IN CALIFORNIA EXPORTS AND ACCELERATING GROWTH IN PERSONAL INCOME. California job growth, however, continued to lag national trends. In fact, during the past three years, the state lost 2% of its job base, mostly in technology-heavy Northern California. The Department of Finance forecast 0.8% growth in employment for 2004.

The state's recent financial difficulties can be traced to its dependence on income taxes and the growth in stock-related income, especially options, which became widely used by the technology and business services industries in the late 1990s. During this period, the state increased spending and reduced taxes without full regard for the volatility of these revenues. As economic and revenue growth slowed, a politically divided legislature failed to cut spending or raise revenues proportionately, passing deficit budgets and relying on one-time solutions that left the underlying problems largely unaddressed.


4 Schwab California Municipal Money Fund

WITH VOTER APPROVAL OF THE DEFICIT BONDS IN MARCH, THE STATE'S CREDIT RATINGS LARGELY STABILIZED AT LOW INVESTMENT-GRADE LEVELS. Moody's upgraded California's rating to A3 in May 2004, while Standard & Poor's and Fitch both rated the state BBB. As of June 30, 2004, Standard & Poor's had the state on its watch list for a possible rating upgrade, while Fitch continued to have California on its watch list for possible further downgrades. Though some of the state's underlying units of government, particularly counties, have absorbed cuts to their revenues as a result of the state budget cuts, only a few credit ratings were lowered and most remain solidly investment grade.

During the report period, the fund continued to take several steps to help ensure that its investments would be of the highest credit quality. First, we limited our holdings of direct state obligations and increased our holdings of other municipal issuers within the state, such as cities, universities, counties and school districts. In addition, we favored securities whose credit was enhanced by highly rated banks and insurance companies. As of the report date, approximately 66% of the portfolio, including many of our direct state holdings, carried these credit enhancements.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                        Schwab California Municipal Money Fund 5

MANAGEMENT'S DISCUSSION  continued

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                        VALUE
                                               SWEEP                  ADVANTAGE
                                              SHARES                   SHARES
--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                              0.40%                    0.60%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                   0.23%                    0.46%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                    0.40%                    0.60%
--------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT                   0.68%                    1.02%
EFFECTIVE YIELD 1,3
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                            56 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                          100% Tier 1
--------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                              66%
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2004 maximum combined federal regular income and California state personal income tax rate of 41.05%. Investment income may be subject to the Alternative Minimum Tax.


6 Schwab California Municipal Money Fund

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
SWEEP SHARES                                   6/30/04*    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00        1.00
                                               --------------------------------------------------------------------
Income from investment operations:
     Net investment income                       0.00 1      0.00 1      0.01        0.02        0.03        0.02
                                               --------------------------------------------------------------------
Less distributions:
     Dividends from net investment income       (0.00) 1    (0.00) 1    (0.01)      (0.02)      (0.03)      (0.02)
                                               --------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00        1.00
                                               --------------------------------------------------------------------
Total return (%)                                 0.20 2      0.46        0.83        1.99        3.02        2.42

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                      0.65 3      0.65        0.65        0.65        0.66 4      0.65
     Gross operating expenses                    0.82 3      0.82        0.82        0.82        0.84        0.85
     Net investment income                       0.40 3      0.45        0.83        1.98        2.98        2.41
Net assets, end of period ($ x 1,000,000)       4,255       4,169       4,056       3,897       3,923       3,457


                                                1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
VALUE ADVANTAGE SHARES                         6/30/04*    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00       1.00
                                               --------------------------------------------------------------------
Income from investment operations:
     Net investment income                       0.00 1      0.01        0.01        0.02        0.03       0.03
                                               --------------------------------------------------------------------
Less distributions:
     Dividends from net investment income       (0.00) 1    (0.01)      (0.01)      (0.02)      (0.03)     (0.03)
                                               --------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00       1.00
                                               --------------------------------------------------------------------
Total return (%)                                 0.30 2      0.66        1.03        2.19        3.22       2.62

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                      0.45 3      0.45        0.45        0.45        0.46 5     0.45
     Gross operating expenses                    0.59 3      0.59        0.59        0.61        0.63       0.65
     Net investment income                       0.60 3      0.65        1.03        2.11        3.20       2.60
Net assets, end of period ($ x 1,000,000)       2,985       3,061       3,081       2,563       2,170      1,604

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 o  Tender option bond

 =  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
112.7%     MUNICIPAL
           SECURITIES                                 8,156,758        8,156,758
--------------------------------------------------------------------------------
112.7%     TOTAL INVESTMENTS                          8,156,758        8,156,758

(12.7)%    OTHER ASSETS AND
           LIABILITIES                                                 (917,280)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                            7,239,478

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 112.7% of net assets

      CALIFORNIA 110.5%

      AFFORDABLE HOUSING AGENCY
   +@ M/F Housing RB (Westridge at
         Hilltop Apts) Series 2003A
         1.07%, 07/07/04                                 14,100           14,100

      ALAMEDA CNTY IDA
   +@ RB (JMS Family Partnership)
         Series 1995A
         1.07%, 07/07/04                                  1,000            1,000
   +@ RB 1999 Series 1999A
         (Malmberg Engineering)
         1.25%, 07/07/04                                  2,310            2,310
   +@ RB Series 1993A (Aitchison
         Family Partnership)
         1.07%, 07/07/04                                  2,600            2,600
   +@ RB Series 1994A (Scientific
         Technology)
         1.12%, 07/07/04                                  2,200            2,200

      ALAMEDA-CONTRA COSTA TRANSIT
      DISTRICT
    + 2003-04 RAN
         0.98%, 08/19/04                                 14,000           14,019
   += 2004-05 RAN
         1.58%, 07/07/05                                 12,000           12,167

      ANAHEIM HOUSING AUTH
   +@ M/F Housing RB (Casa
         Granada Apts) Series 1997A
         1.11%, 07/07/04                                  3,595            3,595
   +@ M/F Housing RB (Park Vista
         Apts) Series 2000D
         1.09%, 07/07/04                                 21,000           21,000
   +@ M/F Housing RB (Port Trinidad
         Apts) Series 1997C
         1.11%, 07/07/04                                  2,040            2,040
   +@ M/F Housing Refunding RB
         (Sage Park) Series 1998A
         1.11%, 07/07/04                                  5,500            5,500

      ANAHEIM UNION HIGH SD
  +~@ School Facility Bridge Funding
         Program COP Series 1999
         1.06%, 07/07/04                                  5,500            5,500

      ASSOCIATION OF BAY AREA
      GOVERNMENTS
 +~@o Bart SFO Extension Bonds
         (Airport Premium Fare) Series
         2002A
         1.25%, 07/07/04                                  9,995            9,995
   +@ COP (Harker School Foundation)
         Series 1998
         1.09%, 07/07/04                                  4,500            4,500
  +~@ Lease RB Series 2003A
         1.17%, 07/07/04                                  8,000            8,000
   +@ M/F Housing RB (Artech
         Building) Series 1999A
         1.10%, 07/07/04                                  3,200            3,200


8 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND


      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Crossing
         Apts) Series 2002A
         1.11%, 07/07/04                                 55,700           55,700
   +@ M/F Housing RB (Miramar Apts)
         Series 2000A
         1.11%, 07/07/04                                 30,000           30,000
   +@ M/F Housing RB (Mountain
         View Apts) Series 1997A
         1.20%, 07/07/04                                  6,230            6,230
   +@ RB (Public Policy Institute of
         California) Series 2001A
         1.10%, 07/07/04                                  9,000            9,000

      BAY AREA TOLL AUTH
  +~@ San Francisco Bay Area Toll
         Bridge RB Series 2003C
         1.06%, 07/07/04                                 93,400           93,400
 +~@o San Francisco Bay Area Toll
         Bridge RB Series D
         1.13%, 07/07/04                                 10,125           10,125
  +~@ San Francsico Bay Area Toll
         Bridge RB Series 2001C
         1.06%, 07/07/04                                 55,685           55,685

      BURBANK REDEVELOPMENT AGENCY
   +@ M/F Housing RB Series 1985A
         1.02%, 07/07/04                                  9,160            9,160

      CALIFORNIA
      Economic Recovery Bonds
         Series 2004A
 +~@o    1.09%, 07/07/04                                 42,862           42,862
  ~@o    1.09%, 07/07/04                                115,650          115,650
 +~@o    1.10%, 07/07/04                                  8,495            8,495
  ~@o    1.10%, 07/07/04                                 18,745           18,745
 +~@o    1.11%, 07/07/04                                 31,420           31,420
  ~@o    1.11%, 07/07/04                                 39,995           39,995
   ~@ Economic Recovery Bonds
         Series 2004C-1
         1.12%, 07/01/04                                 14,220           14,220
   ~@ Economic Recovery Bonds
         Series 2004C-2
         1.06%, 07/01/04                                 10,500           10,500
   ~@ Economic Recovery Bonds
         Series 2004C-3
         1.06%, 07/01/04                                 59,000           59,000
   ~@ Economic Recovery Bonds
         Series 2004C-5
         1.04%, 07/01/04                                 22,395           22,395
   +@ Economic Recovery Bonds
         Series 2004C-6
         1.05%, 07/01/04                                 50,500           50,500
   +@ Economic Recovery Bonds
         Series 2004C-8
         1.08%, 07/01/04                                 37,500           37,500
   +@ Economic Recovery Bonds
         Series 2004C-9
         1.08%, 07/01/04                                 22,500           22,500
   +@ Economic Recovery Bonds
         Series 2004C-10
         1.04%, 07/07/04                                 75,000           75,000
   +@ Economic Recovery Bonds
         Series 2004C-11
         1.03%, 07/07/04                                  5,000            5,000
  +~@ Economic Recovery Bonds
         Series 2004C-12
         1.07%, 07/07/04                                 27,000           27,000
  +~@ Economic Recovery Bonds
         Series 2004C-14
         1.00%, 07/07/04                                 50,000           50,000
  +~@ Economic Recovery Bonds
         Series 2004C-16
         1.05%, 07/07/04                                 78,380           78,380
  +~@ Economic Recovery Bonds
         Series 2004C-18
         1.03%, 07/07/04                                 24,900           24,900
      GO Bonds
 +~@o    1.10%, 07/07/04                                 41,705           41,705
 +~@o    1.11%, 07/07/04                                125,820          125,820
 +~@o    1.12%, 07/07/04                                107,565          107,565
 +~@o    1.20%, 07/07/04                                  6,995            6,997
      GO Bonds Series 1999
 +~@o    1.09%, 07/07/04                                 10,835           10,835
 +~@o    1.10%, 07/07/04                                 13,675           13,675
   +@ GO Bonds Series 2003 A-1
         1.12%, 07/01/04                                  4,010            4,010
   +@ GO Bonds Series 2003 A-2
         1.05%, 07/01/04                                 34,275           34,275
   +@ GO Bonds Series 2003 A-3
         1.06%, 07/01/04                                  7,100            7,100
   +@ GO Bonds Series 2003 B-4
         1.04%, 07/07/04                                 26,800           26,800
   +@ GO Bonds Series 2003 C-1
         1.08%, 07/07/04                                 20,145           20,145
   +@ GO Bonds Series 2003 C-2
         1.06%, 07/07/04                                 58,500           58,500
   +@ GO Bonds Series 2003 C-3
         1.08%, 07/07/04                                 35,000           35,000


                                                          See financial notes. 9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ GO Bonds Series 2003 C-4
         1.08%, 07/07/04                                 18,100           18,100
      TECP
    +    1.05%, 07/06/04                                 56,250           56,250
    +    1.08%, 07/07/04                                 26,500           26,500
    +    1.10%, 07/08/04                                 28,400           28,400
    +    1.05%, 07/12/04                                 19,750           19,750
    +    1.08%, 07/12/04                                 24,000           24,000
    +    1.10%, 07/12/04                                 20,000           20,000
    +    1.07%, 07/13/04                                 31,250           31,250
    +    1.09%, 07/14/04                                  7,800            7,800
    +    1.10%, 08/11/04                                 19,750           19,750
    +    1.10%, 08/12/04                                 89,000           89,000
    +    1.09%, 08/17/04                                 17,125           17,125
    +    1.09%, 08/18/04                                 21,250           21,250
    +    1.13%, 09/08/04                                 40,000           40,000

      CALIFORNIA ALTERNATIVE ENERGY
      SOURCE FINANCING AUTH
    @ Cogeneration Facility RB Series
         1993A
         1.08%, 07/07/04                                 25,330           25,330
    @ Cogeneration Facility RB Series
         1993B
         1.03%, 07/07/04                                 13,360           13,360

      CALIFORNIA DEPT OF WATER
      RESOURCES
 +~@o 1996 Water Refunding RB
         (Big Bear Lake)
         1.11%, 07/07/04                                  8,445            8,445
      Power Supply RB Series 2002A
 +~@o    1.10%, 07/07/04                                 16,525           16,525
 +~@o    1.11%, 07/07/04                                 67,570           67,570
   +@ Power Supply RB Series
         2002B-2
         1.12%, 07/01/04                                 17,250           17,250
   +@ Power Supply RB Series
         2002B-3
         1.08%, 07/01/04                                  6,300            6,300
   +@ Power Supply RB Series
         2002B-4
         1.05%, 07/01/04                                 15,510           15,510
  +~@ Power Supply RB Series
         2002C-7
         1.08%, 07/07/04                                 63,600           63,600
   +@ Power Supply RB Series
         2002C-9
         1.08%, 07/07/04                                 17,350           17,350
   +@ Power Supply RB Series
         2002C-10
         1.09%, 07/07/04                                 15,000           15,000
   +@ Power Supply RB Series
         2002C-11
         1.06%, 07/07/04                                  3,100            3,100
  +~@ Power Supply RB Series
         2002C-13
         1.07%, 07/07/04                                  5,100            5,100
   +@ Power Supply RB Series
         2002C-14
         1.08%, 07/07/04                                 21,330           21,330
   +@ Power Supply RB Series
         2002C-17
         1.06%, 07/07/04                                  8,300            8,300

      CALIFORNIA ECONOMIC
      DEVELOPMENT FINANCING AUTH
   +@ Airport Facilities RB (Mercury
         Air Group) Series 1998
         1.08%, 07/07/04                                 14,000           14,000
   +@ IDRB (Calco) Series 1997
         1.30%, 07/07/04                                    480              480
   +@ IDRB (Costa Macaroni Mfg)
         Series 1997
         1.07%, 07/07/04                                  2,540            2,540
   +@ IDRB (Gaiser Tool Company)
         Series 1997
         1.07%, 07/07/04                                  1,890            1,890
   +@ IDRB (Lion Raisins) Series 1998
         1.08%, 07/07/04                                  1,250            1,250

      CALIFORNIA EDUCATIONAL FACILITIES
      AUTH
   +@ RB (Chapman University) Series
         2000
         1.20%, 07/07/04                                  4,700            4,700
   +@ RB (San Francisco Conservatory
         of Music) Series 2000
         1.04%, 07/07/04                                  2,760            2,760
  +~@ RB (St. Marys College of
         California) Series 2001B
         1.06%, 07/07/04                                  8,050            8,050
   +@ RB (University of Judaism)
         Series 1998A
         1.06%, 07/07/04                                  5,300            5,300
 +~@o RB (University of San Francisco)
         Series 1996
         1.08%, 07/07/04                                  8,995            8,995


10 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (University of San Francisco)
         Series 2000
         1.06%, 07/07/04                                 19,600           19,600
   +@ RB (University of San Francisco)
         Series 2003
         1.06%, 07/07/04                                 36,900           36,900

         CALIFORNIA HEALTH FACILITIES
         FINANCING AUTH
   +@ Health Facility RB (Catholic
         Healthcare West) 2004
         Series J
         1.07%, 07/07/04                                 20,000           20,000
   +@ Health Facility RB (Catholic
         Healthcare West) 2004
         Series K
         1.03%, 07/07/04                                  5,000            5,000
  +~@ Insured Hospital RB (Scripps
         Memorial Hospital) Series
         1985B
         1.09%, 07/07/04                                  9,825            9,825
  +~@ Insured RB (Catholic Healthcare
         West) Series 1988A
         1.09%, 07/07/04                                  4,200            4,200
  +~@ Insured RB (Southern California
         Presbyterian Homes) Series
         1998
         1.06%, 07/07/04                                 29,200           29,200
 +~@o RB (Kaiser Permanente) Series
         1998A
         1.11%, 07/07/04                                  9,995            9,995

      CALIFORNIA HFA
  +~@ Home Mortgage RB 2001
         Series J
         1.10%, 07/01/04                                 36,120           36,120
  +~@ Home Mortgage RB 2001
         Series N
         1.09%, 07/01/04                                 12,920           12,920
   +@ Home Mortgage RB 2001
         Series R
         1.08%, 07/01/04                                  1,640            1,640
  +~@ Home Mortgage RB 2002
         Series B
         1.17%, 07/01/04                                  4,000            4,000
  +~@ Home Mortgage RB 2002
         Series F
         1.09%, 07/01/04                                 12,065           12,065
  +~@ Home Mortgage RB 2002
         Series J
         1.10%, 07/01/04                                 57,430           57,430
  +~@ Home Mortgage RB 2002
         Series P
         1.09%, 07/07/04                                 61,000           61,000
  +~@ Home Mortgage RB 2003
         Series D
         1.10%, 07/07/04                                 15,000           15,000
  +~@ Home Mortgage RB 2003
         Series H
         1.10%, 07/07/04                                 19,865           19,865
   ~@ Home Mortgage RB 2003
         Series K
         1.15%, 08/01/04                                 73,500           73,500
      Home Mortgage RB 2003
         Series M
   ~@    1.09%, 07/01/04                                 33,200           33,200
   ~@    1.08%, 07/07/04                                 34,580           34,580
 +~@o Home Mortgage RB Series
         1998J Bonds
         1.15%, 09/02/04                                  3,115            3,115
   ~@ M/F Housing RB III 2001
         Series G
         1.09%, 07/07/04                                 65,260           65,260
   ~@ M/F Housing RB III 2002
         Series A
         1.08%, 07/07/04                                 26,160           26,160
   ~@ M/F Housing RB III Series
         2002 E
         1.08%, 07/07/04                                 45,185           45,185
  ~@o S/F Mortgage Bonds II, 1997
         Series C-4
         1.11%, 07/07/04                                  2,290            2,290
  ~@o S/F Mortgage RB Draw Down
         Series 2003B
         1.17%, 07/07/04                                  4,580            4,580

      CALIFORNIA INFRASTRUCTURE &
      ECONOMIC DEVELOPMENT BANK
   +@ IDRB (American-De Rosa Lamp
         Arts) Series 1999
         1.12%, 07/07/04                                  4,950            4,950
   +@ IDRB (Fairmont Sign Co)
         Series 2000A
         1.23%, 07/07/04                                  4,250            4,250
   +@ IDRB (Lafayette Textile
         Industries) Series 1999
         1.12%, 07/07/04                                  1,170            1,170
   +@ IDRB (Nelson Name Plate Co)
         Series 1999
         1.13%, 07/07/04                                  3,150            3,150


                                                         See financial notes. 11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ IDRB (Roller Bearing Co) Series
         1999
         1.23%, 07/07/04                                  2,400            2,400
  +~@ Insured RB (Rand Corp) Series
         2002B
         1.04%, 07/01/04                                  5,800            5,800
  +~@ RB (California Independent
         System Operator Corp) Series A
         1.06%, 07/07/04                                 11,100           11,100
      RB (J. Paul Getty Trust) Series
         2003A
         1.17%, 02/01/05                                 50,000           50,000
      RB (J. Paul Getty Trust) Series
         2003C
         1.17%, 02/01/05                                 14,000           14,000
      RB (J. Paul Getty Trust) Series
         2003D
         1.17%, 07/07/04                                 14,000           14,000
   +@ RB (SRI International) Series
         2003A
         1.06%, 07/07/04                                  4,000            4,000

      CALIFORNIA POLLUTION CONTROL
      FINANCE AUTH
   +@ Resource Recovery RB (Sanger)
         Series 1990A
         1.14%, 07/07/04                                 19,200           19,200
   +@ Resource Recovery RB (Wadham
         Energy) Series 1987B
         1.04%, 07/07/04                                  3,100            3,100
   +@ Solid Waste Disposal RB (Ag
         Resources III) Series 2004
         1.14%, 07/07/04                                  2,790            2,790
   +@ Solid Waste Disposal RB
         (Agrifab) Series 2003
         1.14%, 07/07/04                                  2,900            2,900
   +@ Solid Waste Disposal RB
         (Alameda County Industries)
         Series 2000A
         1.14%, 07/07/04                                  3,760            3,760
   +@ Solid Waste Disposal RB
         (Athens Disposal Co) Series
         1999A
         1.14%, 07/07/04                                  6,400            6,400
   +@ Solid Waste Disposal RB
         (Athens Disposal Company)
         Series 1995A
         1.14%, 07/07/04                                 11,435           11,435
   +@ Solid Waste Disposal RB
         (Athens Services) Series
         2001A
         1.14%, 07/07/04                                  4,100            4,100
   +@ Solid Waste Disposal RB
         (Atlas Disposal Industries)
         Series 1999A
         1.19%, 07/07/04                                  3,000            3,000
   +@ Solid Waste Disposal RB (BLT
         Enterprises of Sacramento)
         Series 1999A
         1.14%, 07/07/04                                  6,725            6,725
   +@ Solid Waste Disposal RB (Blue
         Line Transfer) Series 1999A
         1.14%, 07/07/04                                  4,500            4,500
   +@ Solid Waste Disposal RB (Blue
         Line Transfer) Series 2001A
         1.14%, 07/07/04                                  4,600            4,600
   +@ Solid Waste Disposal RB
         (Browning-Ferris Industries of
         California) Series 1997A
         1.05%, 07/07/04                                 24,500           24,500
   +@ Solid Waste Disposal RB
         (Burrtec Waste Industries Inc.)
         Series 1998A
         1.49%, 07/07/04                                    695             695
   +@ Solid Waste Disposal RB
         (Burrtec Waste Industries)
         Series 1997B
         1.49%, 07/07/04                                  3,430            3,430
   +@ Solid Waste Disposal RB (CR&R
         Inc) Series 2002A
         1.19%, 07/07/04                                  3,900            3,900
   +@ Solid Waste Disposal RB
         (Cal-San) Series 1996B
         1.14%, 07/07/04                                  2,550            2,550
   +@ Solid Waste Disposal RB
         (California Waste Solutions)
         Series 2002A
         1.14%, 07/07/04                                  3,760            3,760
   +@ Solid Waste Disposal RB
         (Cheese & Protein
         International) Series 2001A
         1.12%, 07/07/04                                 10,000           10,000
   +@ Solid Waste Disposal RB (Cold
         Canyon Landfill) Series 1998A
         1.14%, 07/07/04                                  5,845            5,845


12 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Solid Waste Disposal RB
         (Colmac Energy) Series 1990A
         1.08%, 07/07/04                                  6,295            6,295
   +@ Solid Waste Disposal RB
         (Contra Costa Waste Service)
         Series 1995A
         1.14%, 07/07/04                                  2,300            2,300
   +@ Solid Waste Disposal RB (EDCO
         Disposal Corp) Series 1996A
         1.14%, 07/07/04                                 13,885           13,885
   +@ Solid Waste Disposal RB (EDCO
         Disposal Corp) Series 2004A
         1.14%, 07/07/04                                 22,200           22,200
   +@ Solid Waste Disposal RB
         (Escondido Disposal/Jemco
         Equipment Corp.) Series
         1998A
         1.49%, 07/07/04                                  7,845            7,845
   +@ Solid Waste Disposal RB
         (Federal Disposal Service)
         Series 2001A
         1.19%, 07/07/04                                  2,400            2,400
   +@ Solid Waste Disposal RB
         (Greenteam of San Jose)
         Series 2001A
         1.14%, 07/07/04                                 10,900           10,900
   +@ Solid Waste Disposal RB
         (Greenwaste of Tehama)
         Series 1999A
         1.14%, 07/07/04                                  2,060            2,060
   +@ Solid Waste Disposal RB
         (Madera Disposal Systems
         Inc) Series 1998A
         1.14%, 07/07/04                                  1,800            1,800
   +@ Solid Waste Disposal RB
         (Marborg Industries) Series
         2000A
         1.14%, 07/07/04                                  4,505            4,505
   +@ Solid Waste Disposal RB
         (Metropolitan Recycling Corp)
         Series 2000B
         1.19%, 07/07/04                                  3,690            3,690
   +@ Solid Waste Disposal RB
         (Mottra Corp) Series 2002A
         1.14%, 07/07/04                                  2,105            2,105
   +@ Solid Waste Disposal RB
         (Norcal Waste System)
         Series 2001
         1.14%, 07/07/04                                  8,740            8,740
   +@ Solid Waste Disposal RB
         (Norcal Waste System)
         Series 2002A
         1.14%, 07/07/04                                  6,000            6,000
   +@ Solid Waste Disposal RB
         (Norcal Waste Systems)
         Series 2003A
         1.14%, 07/07/04                                  4,000            4,000
   +@ Solid Waste Disposal RB
         (Orange Ave Disposal Co.)
         Series 2002A
         1.14%, 07/07/04                                  6,250            6,250
   +@ Solid Waste Disposal RB
         (Ratto Group of Companies)
         Series 2001A
         1.14%, 07/07/04                                  4,340            4,340
   +@ Solid Waste Disposal RB
         (Sanco Services) Series
         2002A
         1.49%, 07/07/04                                  4,000            4,000
   +@ Solid Waste Disposal RB
         (Santa Clara Valley Disposal)
         Series 2001A
         1.14%, 07/07/04                                  6,110            6,110
   +@ Solid Waste Disposal RB
         (Santa Clara Valley Industries)
         Series 1998A
         1.19%, 07/07/04                                  2,600            2,600
   +@ Solid Waste Disposal RB (Solag
         Disposal) Series 1997A
         1.19%, 07/07/04                                  2,400            2,400
   +@ Solid Waste Disposal RB
         (Specialty Solid Waste &
         Recycling) Series 2001A
         1.19%, 07/07/04                                  3,160            3,160
   +@ Solid Waste Disposal RB (Talco
         Plastics) Series 1997A
         1.12%, 07/07/04                                  3,350            3,350
   +@ Solid Waste Disposal RB
         (Tri-CED Community
         Recycling) Series 1998A
         1.12%, 07/07/04                                  1,585            1,585
   +@ Solid Waste Disposal RB (Valley
         Vista Services) Series 2003A
         1.14%, 07/07/04                                  2,350            2,350
   +@ Solid Waste Disposal RB (West
         Valley MRF) Series 1997A
         1.49%, 07/07/04                                  3,960            3,960


                                                         See financial notes. 13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Solid Waste Disposal RB
         (Zanker Road Landfill) Series
         1999C
         1.19%, 07/07/04                                  6,265            6,265

      CALIFORNIA PUBLIC WORKS BOARD
 +~@o Lease RB (University of
         California) Series 1997C
         1.10%, 07/07/04                                 10,900           10,900
 +~@o Lease RB Series 1999A Series
         1999F
         1.09%, 07/07/04                                  9,985            9,985
 +~@o Refunding Lease RB (Dept of
         Corrections) Series 1993A
         1.11%, 07/07/04                                  3,000            3,000

      CALIFORNIA SCHOOL CASH
      RESERVES PROGRAM AUTH
   += 2004 Pool Bonds Series A
         1.60%, 07/06/05                                192,330          194,978

      CALIFORNIA STATE UNIVERSITY
    + TECP Series A
         1.10%, 07/13/04                                 11,090           11,090

      CALIFORNIA STATEWIDE
      COMMUNITIES DEVELOPMENT AUTH
   +@ COP (SVDP Management)
         Series 1998
         1.00%, 07/07/04                                  5,685            5,685
  +~@ COP (Sutter Health Related
         Group)
         1.09%, 07/07/04                                  5,000            5,000
   +@ IDRB (Biocol Investments)
         Series 1997B
         1.42%, 07/07/04                                  1,500            1,500
   +@ IDRB (Cowden Metal Stamping
         & Tooling) Series 1997A
         1.42%, 07/07/04                                  1,290            1,290
   +@ IDRB (Golden Valley Grape
         Juice & Wine) Series 1998
         1.15%, 07/07/04                                    840              840
   +@ IDRB (Integrated Rolling Co)
         Series 1999A
         1.13%, 07/07/04                                  1,900            1,900
   +@ IDRB (RL Group) Series 1998C
         1.15%, 07/07/04                                  1,600            1,600
   +@ M/F Housing RB (Agave at Elk
         Grove Apts) Series 2003DD
         1.11%, 07/07/04                                 15,100           15,100
   +@ M/F Housing RB (Bay Vista at
         Meadow Park Apts)
         Series 2003 NN-1
         1.20%, 10/15/04                                 15,000           15,000
   +@ M/F Housing RB (Creekside at
         Meadow Park Apts) Series
         2002HH
         1.11%, 07/07/04                                 15,000           15,000
   +@ M/F Housing RB (Cypress Villa
         Apts) Series 2000F
         1.11%, 07/07/04                                  4,725            4,725
   +@ M/F Housing RB (Dublin Ranch
         Senior Apts) Series 2003OO
         1.14%, 07/07/04                                 15,090           15,090
   +@ M/F Housing RB (Emerald
         Gardens Apts) Series 2000E
         1.11%, 07/07/04                                  7,320            7,320
   +@ M/F Housing RB (Fairway
         Family Apts) Series 2003PP
         1.14%, 07/07/04                                 30,000           30,000
   +@ M/F Housing RB (Kimberly
         Woods Apts) Series 1995B
         1.09%, 07/07/04                                 13,400           13,400
   +@ M/F Housing RB (Laurel Park
         Senior Apts) Series 2002H
         1.10%, 07/07/04                                  5,500            5,500
   +@ M/F Housing RB (Los Padres
         Apts) Series 2003E
         1.11%, 07/07/04                                 10,750           10,750
   +@ M/F Housing RB (Marlin Cove
         Apts) Series 2000V
         1.11%, 07/07/04                                  8,000            8,000
   +@ M/F Housing RB (Oakmont of
         Concord) Series 2002Q
         1.14%, 07/07/04                                 25,000           25,000
   +@ M/F Housing RB (Park David
         Senior Apts) Series 1999D
         1.11%, 07/07/04                                  8,220            8,220
   +@ M/F Housing RB (Plaza Club
         Apts) Series 1997A
         1.09%, 07/07/04                                 10,290           10,290
   +@ M/F Housing RB (Silvercrest
         Residence) Series 2003EEE
         1.08%, 07/07/04                                 13,130           13,130
   +@ M/F Housing RB (Valley Palms
         Apts) Series 2002C
         1.11%, 07/07/04                                 12,000           12,000


14 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Victoria Palm
         Villa Apts) Series 2003VV
         1.16%, 07/07/04                                 34,000           34,000
   +@ M/F Housing RB (Woodsong
         Apts) Series 1997B
         1.11%, 07/07/04                                  3,227            3,227
   +@ RB (Elder Care Alliance) Series
         2000
         1.06%, 07/07/04                                 12,760           12,760
  +~@ RB (Gemological Institute)
         Series 2001
         1.06%, 07/07/04                                 33,725           33,725
   +@ RB (Japanese American
         National Museum) Series
         2000A
         1.08%, 07/07/04                                  4,700            4,700
   +@ RB (Jewish Federation Council
         of Greater Los Angeles)
         Series 2000A
         0.97%, 07/07/04                                  5,500            5,500
    @ RB (Kaiser Permanente) Series
         2001A
         1.25%, 01/04/05                                 24,000           24,000
    @ RB (Kaiser Permanente) Series
         2001B
         1.00%, 07/07/04                                 31,500           31,500
    @ RB (Kaiser Permanente) Series
         2002B
         1.15%, 07/07/04                                 17,000           17,000
    @ RB (Kaiser Permanente) Series
         2003A
         1.15%, 07/07/04                                  3,000            3,000
    @ RB (Kaiser Permanente) Series
         2003B
         1.15%, 07/07/04                                  8,400            8,400
      RB (Kaiser Permanente) Series
         2004E
         1.08%, 07/07/04                                 53,000           53,000
         1.59%, 07/07/04                                 18,300           18,217
         1.60%, 07/07/04                                 34,000           33,845
      RB (Kaiser Permanente) Series
         2004K
         1.04%, 07/20/04                                 15,000           15,000
         1.04%, 08/11/04                                 10,000           10,000
         1.10%, 08/11/04                                  4,000            4,000
    @ RB (Kaiser Permanente) Series
         2004L
         1.15%, 07/07/04                                  7,800            7,800
    @ RB (Kaiser Permanente) Series
         2004M
         1.15%, 07/07/04                                 13,000           13,000
   +@ RB (Laurence School) Series
         2003
         1.10%, 07/07/04                                  4,000            4,000
   +@ RB (Master's College) Series
         2002
         1.06%, 07/07/04                                 11,250           11,250
   +@ RB (National Public Radio)
         Series 2002
         1.05%, 07/07/04                                  7,600            7,600
   +@ RB (Painted Turtle) Series 2003
         1.10%, 07/07/04                                  7,560            7,560
   +@ Refunding RB (13th &
         I Associates) Series 1991
         1.42%, 07/07/04                                  4,165            4,165
   += TRANS Series 2004 A-1
         1.59%, 06/30/05                                 48,000           48,664
    = TRANS Series 2004A-2
         1.59%, 06/30/05                                 18,000           18,249
    = TRANS Series 2004A-3
         1.59%, 06/30/05                                 65,500           66,407

      CARLSBAD
   +@ M/F Housing Refunding RB
         (Santa Fe Ranch Apts) Series
         1993A
         1.60%, 07/07/04                                 14,400           14,400

      CONTRA COSTA CNTY
   +@ M/F Mortgage RB (El Cerrito
         Royale) Series 1987A
         1.08%, 07/07/04                                  2,480            2,480

      DAVIS COMMUNITY FACILITIES
      DISTRICT 1992-2
   +@ Special Tax Bonds (East Davis
         Mace Ranch Area II) Series
         2000
         1.08%, 07/07/04                                  3,100            3,100

      DIAMOND BAR PUBLIC FINANCING
      AUTH
   +@ Lease RB (Community Center)
         Series 2002A
         1.15%, 07/07/04                                  9,755            9,755


                                                         See financial notes. 15

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      DUBLIN HOUSING AUTH
   +@ M/F Housing RB (Park Sierra
         At Iron Horse Trail) Series
         1998A
         1.11%, 07/07/04                                 14,900          14,900

      DUBLIN SAN RAMON SERVICE
      DISTRICT
  +~@ Sewer Revenue COP Series
         2000
         1.05%, 07/07/04                                 20,565          20,565

      EAST BAY MUNICIPAL UTILITY
      DISTRICT
      Water System TECP
    ~    1.10%, 07/08/04                                 21,900          21,900
    ~    1.03%, 07/20/04                                  6,000           6,000
    ~    1.07%, 08/04/04                                  7,800           7,800
    ~    1.09%, 08/12/04                                 13,000          13,000

      EASTERN MUNICIPAL WATER DISTRICT
  +~@ Water & Sewer Revenue COP
         Series 2003B
         1.06%, 07/07/04                                 20,300          20,300

      EL CAJON REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Park-Mollison
         & Madison Apts) Series 1998
         1.09%, 07/07/04                                  5,000           5,000

      EL CAMINO COMMUNITY COLLEGE DISTRICT
 +~@o GO Bonds Series 2003A
         1.11%, 07/14/04                                 16,100          16,100

      EMERYVILLE REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (Bay St Apts)
         Series 2002A
         1.09%, 07/07/04                                 33,215          33,215

      FILLMORE PUBLIC FINANCING AUTH
   +@ RB (Central City Redevelopment
         Area) Series 2003A
         1.04%, 07/07/04                                 27,775          27,775

      FOOTHILL-DE ANZA COMMUNITY
      COLLEGE DISTRICT
  ~@o GO Bonds Series A
         1.09%, 07/07/04                                  9,980           9,980

      FRESNO IDA
   +@ IDRB (Keiser Corp.) Series 1997
         1.12%, 07/07/04                                  1,660           1,660

      GOLDEN EMPIRE SCHOOLS
      FINANCING AUTH
   +@ Lease RB (Kern High SD)
         Series 2001
         1.03%, 07/07/04                                 10,600           10,600

      GOLDEN GATE BRIDGE, HIGHWAY &
      TRANSPORTATION DISTRICT
      TECP Series A
    ~    0.95%, 07/06/04                                  7,800            7,800
    ~    0.94%, 07/07/04                                  3,000            3,000

      HAYWARD
   +@ M/F Housing RB (Shorewood
         Apts) Series 1984A
         1.12%, 07/07/04                                 12,100           12,100

      HAYWARD HOUSING AUTH
   +@ M/F Mortgage Refunding RB
         (Huntwood Terrace Apts)
         Series 1993A
         1.09%, 07/07/04                                  5,365            5,365

      HERCULES PUBLIC FINANCING AUTH
   +@ Lease RB Series 2003A
         1.10%, 07/07/04                                  7,000            7,000

      HERCULES REDEVELOPMENT AGENCY
   +@ IDRB (Pro Media) Series 2000A
         1.20%, 07/07/04                                  2,500            2,500

      HOLLISTER REDEVELOPMEMT
      AGENCY
   +@ RB (San Benito Cnty
         Community Services Develop)
         Series 2004
         1.04%, 07/07/04                                  6,250            6,250

      HUNTINGTON BEACH
   +@ M/F Housing RB (Five Points
         Seniors) Series 1991A
         1.09%, 07/07/04                                  9,500            9,500

      HUNTINGTON PARK REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (Casa Rita
         Apts) Series 1994A
         1.09%, 07/07/04                                  3,900            3,900

      IRVINE
   +@ Assessment District # 00-18
         Limited Obligation Improvement
         Bonds Series A
         1.03%, 07/01/04                                  6,100            6,100


16 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Assessment District # 03-19
         Limited Obligation Improvement
         Series A
         1.03%, 07/01/04                                  3,300            3,300
   +@ Assessment District # 93-14
         Limited Obligation Improvement
         Series 2000
         1.06%, 07/01/04                                  1,200            1,200
   +@ Assessment District # 94-15
         Limited Obligation Improvement
         Bonds Series 1994
         1.03%, 07/01/04                                  2,200            2,200

      IRVINE RANCH WATER DISTRICT
   +@ Consolidated Series 1993 GO of
         Improvement Districts
         # 140, 240, 105, & 250
         1.04%, 07/01/04                                  1,100            1,100
   +@ Consolidated Series 1995 GO of
         Improvement Districts
         # 140, 240, 105, & 250
         1.06%, 07/01/04                                  2,300            2,300

      IRVINE UNIFIED SD
   +@ Special Tax Bonds (South Irvine
         Communities) Series 2003
         1.03%, 07/01/04                                  3,000            3,000

      KERN CNTY
   +@ COP Series 1986A
         1.00%, 07/07/04                                  2,200            2,200
    = TRANS
         1.60%, 06/30/05                                110,000          111,486

      LONG BEACH HARBOR FACILITIES
      CORP
  +~@ Harbor RB Series 2002A
         1.09%, 07/07/04                                 62,000           62,000
    ~ Harbor TECP Series A
         1.12%, 08/04/04                                  1,500            1,500
    ~    1.20%, 08/04/04                                 27,250           27,250

      LONG BEACH HOUSING AUTH
   +@ M/F Housing Refunding RB
         (Channel Point Apts) Series
         1998A
         1.07%, 07/07/04                                  7,000            7,000

      LONG BEACH UNIFIED SD
  +~@ Capital Improvement Refinancing
         COP Series 2001
         1.08%, 07/07/04                                 29,645           29,645

      LOS ANGELES
  +~@ GO Refunding Bonds Series
         1998A
         1.11%, 07/07/04                                  4,150            4,150
   +@ M/F Housing RB (Beverly Park
         Apts) Series 1988A
         1.11%, 07/07/04                                 34,000           34,000
   +@ M/F Housing RB (Channel
         Gateway Apts) Issue 1989B
         1.08%, 07/07/04                                 67,700           67,700
   +@ M/F Housing RB (Fountain
         Park Phase II) Series 2000B
         1.08%, 07/07/04                                 33,615           33,615
   +@ M/F Housing RB (Fountain
         Park) Series 1999P
         1.08%, 07/07/04                                 37,300           37,300
   +@ M/F Housing RB (Studio
         Colony) Series 1985C
         1.11%, 07/07/04                                 15,111           15,111
   +@ M/F Housing RB Series 1985K
         1.05%, 07/07/04                                  1,555            1,555
   +@ M/F Housing Refunding RB
         (Tri-City) Series 2001I
         1.08%, 07/07/04                                  3,400            3,400
    ~ Wastewater System TECP
         0.94%, 08/11/04                                 34,000           34,000
    ~    1.03%, 10/14/04                                 36,875           36,875

      LOS ANGELES CNTY
   +@ COP (LA County Museum of
         Art) Series 1985A
         1.06%, 07/07/04                                  1,100            1,100
   +@ COP (LA County Museum of
         Art) Series 1985B
         1.06%, 07/07/04                                  1,100            1,100
  +~@ Pension Obligation Refunding
         RB Series 1996A
         1.04%, 07/07/04                                 15,095           15,095
  +~@ Pension Obligation Refunding
         RB Series 1996C
         1.04%, 07/07/04                                 31,025           31,025
      TRANS Series 2004A
         1.58%, 06/30/05                                 17,500           17,744
    =    1.60%, 06/30/05                                182,500          185,008


                                                         See financial notes. 17

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      LOS ANGELES CNTY CAPITAL ASSET
      LEASING CORP.
      Lease Revenue TECP
    +    1.00%, 07/07/04                                 17,500           17,500
    +    1.10%, 07/09/04                                  6,000            6,000
    +    1.07%, 07/13/04                                 12,450           12,450
    +    1.07%, 07/14/04                                 14,500           14,500
    +    1.10%, 08/11/04                                 20,200           20,200

      LOS ANGELES CNTY HOUSING AUTH
   +@ M/F Housing RB (Malibu
         Canyon Apts) Series 1985B
         1.06%, 07/07/04                                 28,520           28,520

      LOS ANGELES CNTY METROPOLITAN
      TRANSPORTATION AUTH
 +~@o Sales Tax RB Series 1997A
         1.09%, 07/07/04                                 23,830           23,830
  +~@ Sales Tax Refunding RB (Prop C)
         Second Senior Bonds Series
         1993A
         1.06%, 07/07/04                                  9,500            9,500
      Second Subordinate Sales Tax
         Revenue TECP Series A
    +    1.02%, 07/07/04                                 10,054           10,054
    +    1.00%, 07/08/04                                 25,267           25,267
    +    1.10%, 08/11/04                                 14,764           14,764
 +~@o Senior Sales Tax RB Series
         2001A
         1.08%, 07/14/04                                 12,600           12,600
 +~@o Senior Sales Tax Refunding RB
         Series 2001B
         1.10%, 07/07/04                                 24,750           24,750

      LOS ANGELES COMMUNITY
      REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Metropolitan
         Lofts Apts) Series 2002A
         1.14%, 07/07/04                                 17,750           17,750

      LOS ANGELES CONVENTION &
      EXHIBITION AUTH
  +~@ Lease Refunding RB Series
         2003B-1
         1.02%, 07/07/04                                 16,500           16,500
  +~@ Lease Refunding RB Series
         2003F
         1.01%, 07/07/04                                  8,895            8,895

      LOS ANGELES DEPT. OF WATER &
      POWER
  ~@o Electric Plant RB Series 2000
         1.08%, 07/07/04                                 11,620           11,620
 +~@o Power System RB Series
         2001A
         1.10%, 07/07/04                                 24,750           24,750
      Power System RB Series
         2001A-1
 +~@o    1.11%, 07/07/04                                 15,000           15,000
  ~@o    1.12%, 07/07/04                                  7,120            7,120
   ~@ Power System RB Series
         2001B-3
         1.09%, 07/01/04                                 13,900           13,900
 +~@o Water System RB Series
         2001A
         1.08%, 07/07/04                                 12,708           12,708
 +~@o Water Works RB Series 1999
         1.09%, 07/07/04                                 22,090           22,090

      LOS ANGELES HARBOR DEPARTMENT
      TECP Series B
    ~    1.13%, 07/08/04                                 24,323           24,323
    ~    1.08%, 08/16/04                                 11,259           11,259
    ~    1.05%, 10/12/04                                 27,320           27,320

      LOS ANGELES MUNICIPAL
      IMPROVEMENT CORP.
    + Lease Revenue TECP
         Series A-1
         1.15%, 10/06/04                                 14,293           14,293

      LOS ANGELES UNIFIED SD
 +~@o GO Bonds Series 1999C
         1.10%, 07/07/04                                 16,400           16,400

      LOS ANGELES WASTEWATER
      SYSTEM
 +~@o RB Series 1998A
         1.08%, 07/07/04                                 17,000           17,000
  +~@ Refunding RB Series 2002A
         1.13%, 07/07/04                                 12,245           12,245
  +~@ Subordinate Refunding RB
         Series 2001A
         1.15%, 12/09/04                                 30,000           30,000
  +~@ Subordinate Refunding RB
         Series 2001B
         1.15%, 12/09/04                                 24,600           24,600
  +~@ Subordinate Refunding RB
         Series 2001C
         1.15%, 12/09/04                                 24,065           24,065
  +~@ Subordinate Refunding RB
         Series 2001D
         1.15%, 12/09/04                                  7,550            7,550


18 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      M-S-R PUBLIC POWER AGENCY
  +~@ Subordinate Lien RB (San Juan)
         Series 1997E
         1.07%, 07/07/04                                 21,400           21,400

      MADERA CNTY
   +@ Lease RB (Madera Municipal
         Golf Course Refinancing)
         Series 1993
         1.07%, 07/07/04                                  3,150            3,150

      MARTINEZ
   +@ M/F Housing Refunding RB
         (Muirwood Garden Apts)
         Series 2003A
         1.05%, 07/07/04                                  6,800            6,800

      MODESTO CITY SD
    + GO Refunding Bonds Series
         2003
         0.95%, 08/01/04                                  2,115            2,119

      MODESTO HIGH SD
    + GO Refunding Bonds Series
         2003
         0.95%, 08/01/04                                  2,000            2,003

      MT. SAN ANTONIO COMMUNITY
      COLLEGE DISTRICT
 +~@o GO Bonds 2001 Election Series
         2004B
         1.40%, 12/22/04                                 13,140           13,140

      MT. SAN JACINTO WINTER PARK AUTH
   +@ COP (1998 Palm Springs Aerial
         Tramway)
         1.08%, 07/07/04                                  7,600            7,600
   +@ COP (Palm Springs Aerial
         Tramway) Series 2000B
         1.08%, 07/07/04                                  2,900            2,900

      NORTHERN CALIFORNIA POWER AGENCY
  +~@ Hydroelectric Project #1
         Refunding RB Series 2003A
         1.02%, 07/07/04                                  9,500            9,500

      OAKLAND
      2003-2004 TRAN
         0.93%, 07/29/04                                    160              160
 +~@o Insured RB (180 Harrison
         Foundation) Series 1999A
         1.09%, 07/07/04                                  4,500            4,500

      OAKLAND JOINT POWERS FINANCING
      AUTH
  +~@ Lease RB Series 1998 A-2
         1.05%, 07/07/04                                 12,590           12,590

      OCEANSIDE
   +@ M/F Mortgage RB (Riverview
         Springs Apts) Series 1990A
         1.09%, 07/07/04                                 12,270           12,270

      ORANGE CNTY
   +@ Apartment Development RB
         Issue 1985U (Hon
         Development Corp) Series C
         1.06%, 07/07/04                                 13,300           13,300
   +@ Apartment Development
         Refunding RB (Villas Aliento)
         Series 1998E
         1.06%, 07/07/04                                  4,500            4,500
   +@ Apartment Development
         Refunding RB (Vintage Woods)
         Series 1998H
         1.07%, 07/07/04                                 10,000           10,000
   +@ Apartment Development
         Refunding RB (WLCO LF
         Partners) Series 1998G
         1.07%, 07/07/04                                 14,100           14,100
   +@ COP (Florence Crittenton
         Services) Series 1990
         1.02%, 07/07/04                                  5,200            5,200

      ORANGE CNTY HOUSING AUTH
   +@ Apartment Development RB
         (Lantern Pines) Series 1985CC
         1.05%, 07/07/04                                 14,700           14,700

      ORANGE CNTY LOCAL TRANSP AUTH
      Sales Tax Revenue TECP
    +    1.07%, 07/14/04                                 20,000           20,000
    +    0.94%, 08/13/04                                 22,000           22,000

      ORANGE CNTY SANITATION DISTRICT
   ~@ Refunding COP Series 2000B
         1.04%, 07/01/04                                  8,000            8,000

      ORANGE CNTY WATER DISTRICT
   ~@ Revenue COP Series 2003A
         1.04%, 07/07/04                                 48,215           48,215

      OXNARD FINANCING AUTH
  +~@ Lease RB Series 2003B
         1.06%, 07/07/04                                 14,400           14,400


                                                         See financial notes. 19

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      PACIFIC HOUSING & FINANCE AGENCY
    + Lease Revenue Pass-Through
         Obligations (Lease Purchase)
         1999 Series A
         1.10%, 12/01/04                                  4,995            5,068

      PALO ALTO UNIFIED SD
  ~@o GO Bonds Series B Series
         1997R
         1.09%, 07/07/04                                  6,000            6,000

      PASADENA
  +~@ COP (City Hall & Park
         Improvements) Series 2003
         1.06%, 07/07/04                                 46,790           46,790

      PENINSULA CORRIDOR JOINT POWERS
      BOARD
      Grant Anticipation Notes 2003D
         1.15%, 11/19/04                                 12,000           12,010

      PETALUMA COMMUNITY
      DEVELOPMENT COMMISSION
   +@ M/F Housing RB (Oakmont)
         Series 1996A
         1.10%, 07/07/04                                  3,450            3,450

      PINOLE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (East Bluff
         Apts) Series 1998A
         1.20%, 07/07/04                                  4,959            4,959

      PLEASANT HILL
   +@ M/F Mortgage RB (Brookside
         Apts) Series 1988A
         1.00%, 07/07/04                                  4,400            4,400

      PLEASANTON
   +@ M/F Housing RB (Busch Senior
         Housing) Series 2003A
         1.11%, 07/07/04                                 13,360           13,360

      POMONA
   +@ COP (Mt. San Antonio Gardens
         Project) Series 2004
         1.07%, 07/07/04                                 25,145           25,145

      PORT OF OAKLAND
 +~@o RB Series 2000K
         1.14%, 07/07/04                                 23,415           23,415

      RANCHO CALIFORNIA WATER DISTRICT
      FINANCING AUTH
  +~@ RB Series 2001B
         1.00%, 07/07/04                                 13,300           13,300

      REDWOOD CITY
   +@ COP (City Hall) Series 1998
         1.10%, 07/07/04                                  3,195            3,195

      RIVERSIDE CNTY
   +@ COP Type One Series B
         1.04%, 07/07/04                                 10,400           10,400

      RIVERSIDE CNTY HOUSING AUTH
   +@ M/F Housing RB (Briarwood
         Apts) Series 1985C
         1.10%, 07/07/04                                  4,500            4,500
   +@ M/F Housing RB (Victoria
         Springs Apts) Series 1989C
         1.09%, 07/07/04                                  9,000            9,000
   +@ M/F Housing Refunding RB
         (Tyler Springs Apts) Series
         1999C
         1.07%, 07/07/04                                  8,300            8,300

      ROSEVILLE JOINT UNION HIGH SD
  +~@ COP Series 2003
         1.10%, 07/07/04                                  6,300            6,300

      SACRAMENTO CNTY
   +@ COP (Administration Center &
         Courthouse) Series 1990
         1.06%, 07/07/04                                  7,365            7,365
   +@ Special Facilities Airport RB
         (Cessna Aircraft Co) Series
         1998
         1.12%, 07/07/04                                  3,300            3,300
    = TRANS Series 2004A
         1.65%, 07/11/05                                 35,000           35,477

      SACRAMENTO CNTY HOUSING AUTH
   +@ M/F Housing RB (Carlton Plaza
         Senior Apts) Series 2003E
         1.13%, 07/07/04                                 14,000           14,000
   +@ M/F Housing RB (Hidden Oaks
         Apts) Series 1999C
         1.11%, 07/07/04                                  6,300            6,300
   +@ M/F Housing Refunding RB
         (Chesapeake Commons Apts)
         Series 2001C
          1.09%, 07/07/04                                28,000           28,000

      SACRAMENTO CNTY SANITATION
      DISTRICT
  ~@o RB Series 2000A Series
         2000-366
         1.08%, 07/07/04                                 12,445           12,445


20 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@o RB Series 2000A Series
         PA-694R
         1.11%, 07/07/04                                  6,090           6,090

      SACRAMENTO HOUSING AUTH
   +@ M/F Housing RB (St. Anton
         Building Apts) Series 2003I
         1.11%, 07/07/04                                  8,000           8,000

      SACRAMENTO REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (18th & L
         Apts) Series 2002E
         1.11%, 07/07/04                                 10,525          10,525

      SALINAS APARTMENT
      DEVELOPMENT
   +@ M/F Housing RB (Mariner Villa
         Project) Series 1985B
         1.06%, 07/07/04                                  2,825           2,825

      SAN BERNARDINO CNTY
  +~@ COP (Medical Center) Series
         1998
         1.02%, 07/07/04                                 20,500          20,500

      SAN DIEGO CNTY & SCHOOL DIST
      TRANS Series 2004A
    =    1.58%, 07/25/05                                 15,000          15,263
    =    1.59%, 07/25/05                                102,600         104,386

      SAN DIEGO HOUSING AUTH
   +@ M/F Housing RB (La Cima Apts)
         Series 1985K
         1.08%, 07/07/04                                 12,140          12,140
   +@ M/F Mortgage Refunding RB
         (Creekside Villa Apts) Issue
         1999B
         1.09%, 07/07/04                                  6,000           6,000

      SAN DIEGO UNIFIED SD
 +~@o GO Bonds Series 2002D
         1.23%, 08/18/04                                 12,280          12,280
 +~@o GO Bonds Series 2003E
         1.10%, 07/07/04                                 20,165          20,165
    = TRANS
         1.59%, 07/25/05                                 75,000          76,109

      SAN FRANCISCO AIRPORTS
      COMMISSION
 +~@o Second Series RB Series 18B
         1.08%, 07/07/04                                 16,255          16,255
 +~@o Second Series RB Series 24A
         1.17%, 07/07/04                                 12,670          12,670

      SAN FRANCISCO CITY & CNTY
   +@ M/F Housing Refunding RB
         (City Heights Apts) Series
         1997A
         1.09%, 07/07/04                                 16,800           16,800
   +@ M/F Housing Refunding RB
         (Post St Towers) Series
         2000A
         1.04%, 07/07/04                                 17,000           17,000

      SAN FRANCISCO CITY & CNTY
      REDEVELOPMENT AGENCY
   +@ Community Facilities District
         #4 RB (Mission Bay North)
         Series 2002-North
         1.07%, 07/07/04                                 16,440           16,440
   +@ M/F Housing RB (3rd & Mission)
         Series 1999C
         1.13%, 07/07/04                                 21,500           21,500
   +@ M/F Housing RB (Ocean Beach
         Apts) Series 2001B
         1.12%, 07/07/04                                  7,235            7,235
   +@ M/F Housing Refunding RB
         (Fillmore Center) Series
         1992A2
         1.07%, 07/07/04                                  3,750            3,750

      SAN GABRIEL VALLEY COUNCIL OF
      GOVERNMENTS
    + Grant Anticipation Notes
         (Alameda Corridor
         Transportation)
         1.07%, 07/14/04                                 30,300           30,300

      SAN JOAQUIN CNTY TRANSP AUTH
      Sales Tax Revenue TECP
    +    0.94%, 09/08/04                                 23,000           23,000
    +    0.94%, 09/09/04                                 29,700           29,700

      SAN JOSE
 +~@o GO Bonds Series 2002
         (Libraries, Parks & Public
         Safety)
         1.08%, 07/07/04                                 11,223           11,223
   +@ M/F Housing RB (Almaden
         Family Apts) Series 2003D
         1.11%, 07/07/04                                  5,000            5,000
   +@ M/F Housing RB (Almaden
         Lake Village Apts) Series
         1997A
         1.09%, 07/07/04                                 15,900           15,900


                                                         See financial notes. 21

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Betty Anne
         Gardens Apts), Series 2002A
         1.09%, 07/07/04                                  7,610            7,610
   +@ M/F Housing RB (El Paseo
         Apts) Series 2002B
         1.09%, 07/07/04                                  5,000            5,000
   +@ M/F Housing RB (Siena at
         Renaissance Square Apts)
         Series 1996A
         1.11%, 07/07/04                                 21,500           21,500

      SAN JOSE FINANCING AUTH
  +~@ Lease RB (Hayes Mansion
         Phase III) Series 2001D
         1.00%, 07/07/04                                 10,800           10,800

      SAN JOSE REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (101 San
         Fernando Apts) Series
         1998A
         1.08%, 07/07/04                                 38,000           38,000
   +@ RB (Merged Area
         Redevelopment) Series
         1996B
         1.03%, 07/07/04                                  6,000            6,000
 +~@o Tax Allocation Bonds (Merged
         Area Redevelopment) Series
         1993
         1.11%, 07/07/04                                 15,095           15,095

      SAN MARCOS REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (Grandon
         Village) Series 2002A
         1.06%, 07/07/04                                 13,500           13,500

      SANGER PUBLIC FINANCE AUTH
   +@ Refunding RB (Utility System)
         Series 2002A
         1.04%, 07/07/04                                 10,000           10,000

      SANTA BARBARA CNTY
      TRANS Series 2004A
         1.56%, 07/26/05                                 17,375           17,638

      SANTA CLARA
  +~@ Electric RB Series 1985C
         1.06%, 07/07/04                                 15,000           15,000

      SANTA CLARA CNTY
   +@ M/F Housing Refunding RB
         (Briarwood Apts) Series
         1996B
         1.07%, 07/07/04                                 12,400           12,400
   +@ M/F Housing Refunding RB
         (Grove Garden Apts) Series
          1997A
          1.07%, 07/07/04                                14,000           14,000

      SANTA CRUZ CNTY
      2003-2004 TRAN
         1.11%, 07/01/04                                 15,400           15,400
    = TRANS Series 2004A
         1.62%, 07/06/05                                 10,000           10,135

      SANTA FE SPRINGS IDA
   +@ IDRB (Tri-West) Series 1983
         1.25%, 07/30/04                                  4,000            4,000

      SANTA ROSA HOUSING AUTH
   +@ M/F Housing RB (Apple Creek
         Apts) Series 1985E
         1.04%, 07/07/04                                 17,140           17,140
   +@ M/F Housing RB (Quail Run
         Apts) Series 1997A
         1.15%, 07/07/04                                  8,555            8,555

      SOUTH PLACER WASTEWATER AUTH
  +~@ Wastewater RB Series B
         1.05%, 07/07/04                                  5,200            5,200

      SOUTH SAN FRANCISCO
   +@ M/F Housing RB Series 1987A
         (Magnolia Plaza Apts)
         1.14%, 07/07/04                                  5,500            5,500

      SOUTHERN CALIFORNIA HOME
      FINANCING AUTH
  ~@o S/F Mortgage RB Draw Down
         Series 2002
         1.17%, 07/07/04                                 14,680           14,680
   ~@ S/F Mortgage RB Series
         2004A
         1.00%, 07/07/04                                 25,000           25,000
      S/F Mortgage RB Series
         2004B
   ~@    1.15%, 07/07/04                                 15,980           15,980
   ~@    1.45%, 07/07/04                                 29,020           29,020

      SOUTHERN CALIFORNIA
      METROPOLITAN WATER DISTRICT
   ~@ Water RB Series 1997B
         1.05%, 07/07/04                                 18,900           18,900


22 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@o Water RB Series 1999A
         1.09%, 07/07/04                                 18,500          18,500
   ~@ Water RB Series 2000 B-1
         1.03%, 07/01/04                                 12,700          12,700
   ~@ Water RB Series 2000 B-2
         1.00%, 07/07/04                                 27,300          27,300
   ~@ Water RB Series 2001 C-2
         1.00%, 07/01/04                                  6,000           6,000
  +~@ Water Refunding RB Series
         1996A
         1.06%, 07/07/04                                 20,650          20,650
   ~@ Water Refunding RB Series
         2001 B-1
         1.07%, 07/07/04                                 14,000          14,000
   ~@ Water Refunding RB Series
         2002A
         1.05%, 07/07/04                                 52,925          52,925
   ~@ Water Refunding RB Series
         2003 C-2
         1.07%, 07/07/04                                 10,000          10,000
   ~@ Water Refunding RB Series
         2004 A-1
         1.07%, 07/07/04                                 11,300          11,300

      SOUTHERN CALIFORNIA PUBLIC
      POWER AUTH
  +~@ Power Project Subordinate
         Refunding RB (Palo Verde)
         Series 1996B
         1.04%, 07/07/04                                 10,835          10,835
  +~@ Power Project Subordinate
         Refunding RB (Palo Verde)
         Series 1996C
         1.04%, 07/07/04                                 16,600          16,600
  +~@ Transmission Project
         Subordinate Refunding RB
         Series 1991
         1.04%, 07/07/04                                  2,300           2,300

      STOCKTON
   +@ Arch Road East Community
         Facilities District No. 99-02
         Special Tax Bonds Series
         1999
         1.08%, 07/07/04                                  1,255           1,255

      SUNNYVALE
  +~@ COP (Government Center Site
         Acquisition) Series 2001A
         1.06%, 07/07/04                                 13,000          13,000

      TEMECULA VALLEY USD
    + 2004 GO Refunding Bonds
         0.95%, 08/01/04                                  2,755           2,768

      UNION CITY
   +@ M/F Housing Refunding RB
         (Greenhaven Apts) Series
         1997A
         1.07%, 07/07/04                                 10,975          10,975

      UNIVERSITY OF CALIFORNIA
 +~@o General RB Series 2003A
         1.11%, 07/07/04                                  8,265           8,265
      General Revenue Bonds 2003
         Series A
 +~@o    1.11%, 07/07/04                                  9,005           9,005
 +~@o    1.25%, 07/07/04                                 12,945          12,945
  ~@o RB (Multiple Purpose) Series K
         1.10%, 07/07/04                                 19,430          19,430
 +~@o RB (Multiple Purpose) Series O
         1.08%, 07/07/04                                  7,495           7,495
      TECP Series A
         0.97%, 07/14/04                                 10,100          10,100
         0.95%, 08/11/04                                 25,200          25,200

      VALLECITOS WATER DISTRICT
   +@ Water Revenue COP (Twin Oaks
         Reservoir) Series 1998
         1.00%, 07/07/04                                 18,700          18,700

      VENTURA CNTY TRANS
    = TRANS
         1.60%, 07/01/05                                 60,000          60,826

      VERNON ELECTRIC SYSTEM
   +@ Electric System RB (Malburg
         Generating Station) Series
         2003A
         1.06%, 07/07/04                                 11,000          11,000

      VICTOR VALLEY COMMUNITY
      COLLEGE DISTRICT
   +@ COP Series 1997
         1.05%, 07/07/04                                 53,450          53,450

      VISTA IDA
   +@ RB (Desalination System,Inc.
         Project) Series 1995
         1.07%, 07/07/04                                  4,240            4,240

      WEST SACRAMENTO COMMUNITY
      FACILITIES DISTRICT #6
   +@ Special Tax Bonds Series
         1997A
         1.43%, 07/07/04                                  3,635            3,635


                                                         See financial notes. 23

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      WESTERN PLACER UNIFIED SD
   +@ COP (School Facilities) Series
         2003
         1.11%, 07/07/04                                  9,000            9,000

      WESTMINISTER REDEVELOPMENT
      AGENCY
  +~@ Commercial Redevelopment
         Project No. 1 Tax Allocation
         Refunding RB Series 1997
         1.10%, 07/07/04                                 22,005           22,005
   +@ M/F Housing RB (Brookhurst
         Royale Senior Assisted Living)
         Series 2000A
         1.50%, 07/07/04                                  7,700            7,700

      WESTMINSTER
  +~@ COP (Civic Center Refunding)
         Series 1998A
         1.10%, 07/07/04                                  3,410            3,410
                                                                     -----------
                                                                       7,995,298

      PUERTO RICO 2.2%

      GOVERNMENT DEVELOPMENT BANK
      OF PUERTO RICO
      TECP Series 1997
         1.10%, 08/02/04                                 13,000           13,000
         1.10%, 08/09/04                                  8,760            8,760

      PUERTO RICO
 +~@o Public Improvement & Refunding
         Bonds Series 2001A
         1.13%, 07/07/04                                    835              835
 +~@o Public Improvement & Refunding
         Bonds Series 2002A
         1.20%, 07/07/04                                  1,995            1,995
 +~@o Public Improvement Bonds
         2000
         1.07%, 07/07/04                                  5,630            5,630
 +~@o Public Improvement Bonds
         Series 2001B
         1.09%, 07/07/04                                  7,295            7,295
 +~@o Public Improvement Refunding
         Bonds Series 2001A
         1.09%, 07/07/04                                 14,995           14,995

      PUERTO RICO ELECTRIC POWER AUTH
 +~@o Power RB Series HH
         1.09%, 07/07/04                                 20,765           20,765
 +~@o Power RB Series II
         1.13%, 07/07/04                                  7,405            7,405

      PUERTO RICO HFC
 +~@o M/F Mortgage RB Portfolio A
         Series I
         1.10%, 07/07/04                                 10,165           10,165

      PUERTO RICO HWY & TRANSP AUTH
 +~@o Grant Anticipation RB
         1.10%, 07/07/04                                  4,250            4,250
 +~@o Highway RB Series Y
         1.10%, 07/07/04                                  8,600            8,600
 +~@o Highway Refunding RB Series
         AA
         1.10%, 07/07/04                                  3,995            3,995
 +~@o Transportation RB Series Y
         1.07%, 07/07/04                                  5,600            5,600
 +~@o Transportation RB Series
         2000B
         1.08%, 07/07/04                                  4,960            4,960
 +~@o Transportation RB Series
         2003
         1.10%, 07/07/04                                  4,380            4,380

      PUERTO RICO INFRASTRUCTURE
      FINANCING AUTH
  ~@o Special Obligation Bonds
         Series 2000A
         1.10%, 07/07/04                                 20,000           20,000
 +~@o Special Tax RB Series 1997A
         1.07%, 07/07/04                                  3,290            3,290

      PUERTO RICO PUBLIC BUILDINGS
      AUTH
 +~@o Government Facilities RB
         Series B
         1.09%, 07/07/04                                  9,995            9,995
 +~@o Refunding RB Series L
         1.10%, 07/07/04                                  5,545            5,545
                                                                     -----------
                                                                         161,460

END OF INVESTMENTS.


24 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at value                                               $8,156,758 a
Cash                                                                       997
Receivables:
   Fund shares sold                                                     10,490
   Investments sold                                                     45,370
   Interest                                                             14,176
Prepaid expenses                                                 +          33
                                                                 --------------
TOTAL ASSETS                                                         8,227,824

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 11,985
   Investments bought                                                  974,538
   Dividends to shareholders                                             1,438
   Investment adviser and administrator fees                                43
   Transfer agent and shareholder service fees                              67
Accrued expenses                                                 +         275
                                                                 --------------
TOTAL LIABILITIES                                                      988,346

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         8,227,824
TOTAL LIABILITIES                                                -     988,346
                                                                 --------------
NET ASSETS                                                          $7,239,478
NET ASSETS BY SOURCE
Capital received from investors                                      7,241,142
Net investment income not yet distributed                                   12
Net realized capital losses                                             (1,676)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                            SHARES
SHARE CLASS                          NET ASSETS    /   OUTSTANDING   =     NAV
Sweep Shares                         $4,254,919          4,256,370       $1.00
Value Advantage Shares               $2,984,559          2,984,887       $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $8,156,758. During the reporting period, the fund had $706,488 in transactions with other SchwabFunds.

FEDERAL TAX DATA
-------------------------------------------------
COST BASIS OF PORTFOLIO               $8,156,758

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount:
   2008                                     $955
   2011                             +        508
                                    -------------
                                          $1,463


                                                         See financial notes. 25

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $37,576

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                  (213)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               12,628 a
Transfer agent and shareholder service fees:
 Sweep Shares                                                            9,418 b
 Value Advantage Shares                                                  3,239 b
Trustees' fees                                                              23 c
Custodian and portfolio accounting fees                                    285
Professional fees                                                           22
Registration fees                                                           41
Shareholder reports                                                         84
Other expenses                                                     +        35
                                                                   ------------
Total expenses                                                          25,775
Expense reduction                                                  -     5,546 d
                                                                   ------------
NET EXPENSES                                                            20,229

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 37,576
NET EXPENSES                                                       -    20,229
                                                                   ------------
NET INVESTMENT INCOME                                                   17,347
NET REALIZED LOSSES                                                +     (213)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $17,134

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:
                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.25
  Value Advantage Shares                      0.05

  SHAREHOLDER SERVICES:
                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.20
  Value Advantage Shares                      0.17

  These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $4,918 from the investment adviser (CSIM) and $628 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 30, 2005, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.65
  Value Advantage Shares                      0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


26 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/04 - 6/30/04    1/1/03 - 12/31/03
Net investment income                              $17,347              $39,181
Net realized losses                        +          (213)                (322)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              17,134               38,859

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                         8,450               18,595
Value Advantage Shares                     +         8,885               20,586
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          17,335               39,181

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     8,261,908           13,539,485
Value Advantage Shares                     +     1,738,392            3,354,779
                                           -------------------------------------
TOTAL SHARES SOLD                               10,000,300           16,894,264

SHARES REINVESTED
Sweep Shares                                         7,622               18,322
Value Advantage Shares                     +         7,310               19,098
                                           -------------------------------------
TOTAL SHARES REINVESTED                             14,932               37,420

SHARES REDEEMED
Sweep Shares                                    (8,183,937)         (13,443,811)
Value Advantage Shares                     +    (1,821,808)          (3,394,287)
                                           -------------------------------------
TOTAL SHARES REDEEMED                          (10,005,745)         (16,838,098)

NET TRANSACTIONS IN FUND SHARES                      9,487               93,586 b

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              7,230,192            7,136,928
Total increase                             +         9,286               93,264 c
                                           -------------------------------------
END OF PERIOD                                   $7,239,478           $7,230,192

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 27

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                      Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University. Until 2002:
                                                      Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                      Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                      Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG25721-01

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)
(formerly Schwab Institutional Advantage Money Fund(R))

SCHWAB RETIREMENT MONEY FUND(R)

      SEMIANNUAL REPORT
      June 30, 2004

                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2
      The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

      Performance and Fund Facts .........   4

   Schwab Retirement Advantage Money Fund
      Ticker Symbol: SWIXX

      Financial Statements ...............   5

   Schwab Retirement Money Fund
      Ticker Symbol: SWRXX

      Financial Statements ...............  15

   Financial Notes ........................................................   24

   Fund Trustees ..........................................................   27

   Glossary ...............................................................   30

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I founded Schwab 30 years ago, our goal was to offer investors the highest quality brokerage services at the lowest possible price.

As the company evolved and our client base grew, we continued to offer products and services that were aligned with this vision. Whether it was on-line trading, a mutual fund supermarket, or specific funds that take advantage of new tax laws, we have a history of offering innovative products and services that are based on your investment needs.

Today, we continue to build on this heritage. More specifically, as we conceptualize, develop and analyze new products, we consistently question how our shareholders will benefit. We also research the ways in which the products are delivered, so we can continue to provide the products and services that will help you meet your financial goals. On the next page, Randy Merk, president of SchwabFunds(R), elaborates on how some products may help to reduce your fund expenses.

On behalf of SchwabFunds(R), I thank you for investing with us, and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

To elaborate on Chuck Schwab's letter on the previous page, we not only listen to our shareholders' requests, we also try to anticipate your investing needs. Because we know that fees and expenses can reduce your mutual fund returns, we consistently look for ways that we can offer you a better value.

One way we can help you is by offering lower-priced share classes for some of the more popular SchwabFunds. Select Shares(R) and Value Advantage Shares(TM) are share classes that offer lower expense levels in exchange for higher investment minimums. I like to compare it to buying name-brand products in bulk from a warehouse-type store, rather than purchasing smaller quantities from the corner market. It's the same product but is less expensive when you can buy in bulk.

Our Value Advantage Shares, for example, are available for many of our money funds if you initially invest $25,000 or more. The expense levels on these types of shares can be lower than what the Sweep Shares for the same fund carry.

This is why I encourage you to review your accounts to see if you are eligible to purchase these money-saving shares. If you would like to learn more about these potentially cost-saving shares, as well as which of our stock and bond funds offer Select Shares, our investment consultants are available to assist you.

Thank you for investing with us.

Sincerely,

/s/ Randall W. Merk


2 Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%. In anticipation of higher rates, the money market yield curve in the second quarter was the steepest that it's been in 10 years.

IN THIS RATE ENVIRONMENT, WE INCREASED THE FUNDS' HOLDINGS OF VARIABLE-RATE SECURITIES. The interest rates on these types of securities reset frequently, providing us the opportunity to capture a rise in market rates. We also shortened the weighted average maturity to position the funds for higher interest rates, a strategy that was fairly common among our peers.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


       Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/04

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                         RETIREMENT ADVANTAGE        RETIREMENT
                                             MONEY FUND              MONEY FUND
--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                0.74% 1                    0.56%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER                     0.60% 2                     n/a
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                      0.74% 1                    0.56%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


                                         RETIREMENT ADVANTAGE        RETIREMENT
                                             MONEY FUND              MONEY FUND
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                     49 days                  49 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio   100% Tier 1              100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


4 Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                              6/30/04*    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00        1.00        1.00        1.00        1.00        1.00
                                              --------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.00 1      0.01        0.01        0.04        0.06        0.05
                                              --------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.00) 1    (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
                                              --------------------------------------------------------------------
Net asset value at end of period                1.00        1.00        1.00        1.00        1.00        1.00
                                              --------------------------------------------------------------------
Total return (%)                                0.32 2      0.74        1.48        3.96        6.12        4.90

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.50 3      0.50        0.50        0.50        0.51 4      0.50
   Gross operating expenses                     0.63 3      0.63        0.63        0.66        0.69        0.71
   Net investment income                        0.64 3      0.75        1.46        3.83        5.96        4.84
Net assets, end of period ($ x 1,000,000)        725         766         907         797         647         604

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 *  Asset-backed security

 +  Credit-enhanced security

 o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 75.6%   FIXED-RATE
         OBLIGATIONS                                    548,044         548,044

  1.7%   U.S. GOVERNMENT
         SECURITIES                                      12,000          12,000

 13.7%   VARIABLE-RATE
         OBLIGATIONS                                     99,455          99,455

  9.4%   OTHER INVESTMENTS                               68,348          68,348
--------------------------------------------------------------------------------
100.4%   TOTAL INVESTMENTS                              727,847         727,847

 (0.4)%  OTHER ASSETS AND
         LIABILITIES                                                     (3,045)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               724,802

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS 75.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 42.2%
      --------------------------------------------------------------------------
      AB SPINTAB
      1.06%, 07/02/04                                     2,000           2,000
      1.11%, 07/20/04                                     3,000           2,998

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 07/22/04                                     2,000           1,999

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      1.08%, 07/15/04                                     1,000           1,000
      1.10%, 07/15/04                                     1,000           1,000

   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.38%, 08/24/04                                     1,000             998
      1.54%, 09/21/04                                     3,000           2,990

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.50%, 09/20/04                                     3,000           2,990

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.14%, 08/11/04                                     5,000           4,994
      1.08%, 09/20/04                                     1,791           1,787

      BANK OF AMERICA CORP.
      1.06%, 07/07/04                                    10,000           9,998

      BANK OF IRELAND, SECTION 4(2) / 144A
      1.36%, 09/08/04                                     1,800           1,795

      BEAR STEARNS COMPANIES, INC.
      1.04%, 07/09/04                                     7,000           6,998

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.10%, 07/20/04                                     1,000             999
      1.15%, 07/28/04                                     1,560           1,559
      1.50%, 09/20/04                                     1,000             997

    + CBA (DELAWARE) FINANCE, INC.
      1.06%, 07/02/04                                     2,600           2,600

    * CC (USA), INC., SECTION 3C7 / 144A
      1.24%, 08/09/04                                     1,000           1,000
      1.27%, 09/01/04                                     3,000           2,993
      1.54%, 09/27/04                                     1,000             996

    + CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      1.52%, 09/22/04                                     1,900           1,893

      CITICORP
      1.15%, 07/14/04                                     5,000           4,998
      1.34%, 08/03/04                                     3,000           2,996


6 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.04%, 07/09/04                                     5,000            4,999
      1.09%, 07/16/04                                     2,000            1,999

   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
      Series A
      1.08%, 07/07/04                                     1,000            1,000
      1.11%, 08/10/04                                     2,000            1,998
      1.22%, 08/16/04                                     1,000              998
      1.20%, 08/17/04                                     3,236            3,231
      Class C Note
      1.28%, 07/16/04                                     4,000            3,998

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      1.07%, 07/16/04                                     1,000            1,000
      1.28%, 08/17/04                                     5,000            4,992
      1.36%, 09/02/04                                     3,000            2,993

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.09%, 07/09/04                                     2,000            2,000
      1.10%, 07/13/04                                     3,000            2,999
      1.11%, 07/15/04                                     1,000            1,000
      1.24%, 08/09/04                                     5,000            4,993

      DNB NOR BANK ASA
      1.04%, 07/08/04                                     5,000            4,999

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.05%, 07/06/04                                     3,000            3,000
      1.04%, 07/08/04                                     5,000            4,999
      1.13%, 07/22/04                                     7,000            6,995

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.07%, 07/14/04                                     4,000            3,998

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      1.13%, 07/21/04                                     1,000              999
      1.09%, 09/22/04                                     1,000              998
      1.54%, 09/23/04                                     3,000            2,989
      1.90%, 12/30/04                                     2,100            2,080

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.32%, 07/30/04                                     4,000            3,996

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.25%, 07/27/04                                     8,000            7,993

      GENERAL ELECTRIC CAPITAL CORP.
      1.05%, 07/21/04                                     8,000            7,995
      1.04%, 07/22/04                                     1,000              999
      1.33%, 09/09/04                                     3,000            2,992
      1.56%, 10/01/04                                     8,000            7,968

      GENERAL ELECTRIC CAPITAL SERVICES
      1.13%, 07/15/04                                     4,000            3,998
      1.22%, 08/06/04                                     2,000            1,998

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.07%, 07/08/04                                     3,000            2,999
      1.25%, 08/06/04                                     4,000            3,995

   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 07/16/04                                     5,000            4,998
      1.51%, 09/21/04                                     1,000              997

    + HBOS TREASURY SERVICES, PLC
      1.11%, 07/23/04                                     1,450            1,449
      1.14%, 07/26/04                                     1,200            1,199

      HSH NORDBANK, AG SECTION 4(2) / 144A
      1.10%, 07/19/04                                     1,000              999

    + ING (U.S.) FUNDING, L.L.C.
      1.11%, 09/01/04                                     6,000            5,989

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.05%, 07/07/04                                     1,000            1,000
      1.14%, 07/15/04                                     1,000            1,000

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.06%, 07/01/04                                     1,000            1,000

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      1.11%, 07/07/04                                     2,000            2,000
      1.13%, 07/26/04                                     1,000              999
      1.30%, 08/16/04                                     1,500            1,497
      1.50%, 11/09/04                                     3,000            2,984

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.20%, 07/27/04                                     1,000              999

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 07/12/04                                     4,000            3,999

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 07/14/04                                     3,000            2,999
      1.22%, 08/19/04                                     1,000              998

      MORGAN STANLEY
      1.14%, 07/06/04                                     5,000            4,999

      NATIONWIDE BUILDING SOCIETY
      1.09%, 07/15/04                                     3,000            2,999

    + NBNZ INTERNATIONAL LTD.
      1.11%, 07/23/04                                     4,773            4,770

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.10%, 07/13/04                                     1,000            1,000
      1.10%, 07/16/04                                     1,000            1,000


                                                          See financial notes. 7

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      1.34%, 08/16/04                                     1,000              998
      1.53%, 09/24/04                                     2,000            1,993

    * NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      1.07%, 07/02/04                                     2,000            2,000
      1.23%, 08/24/04                                     1,000              998

    + NORDEA NORTH AMERICA, INC.
      1.38%, 08/27/04                                     5,000            4,989

   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.14%, 07/12/04                                     5,000            4,998
      1.14%, 07/16/04                                     3,793            3,791

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      1.07%, 08/12/04                                     7,000            6,991

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      1.28%, 08/11/04                                     6,000            5,991

      ROYAL BANK OF SCOTLAND, PLC
      1.07%, 07/06/04                                     1,000            1,000

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.11%, 07/23/04                                     4,000            3,997

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.20%, 08/16/04                                     3,000            2,995
      1.22%, 08/20/04                                     2,112            2,108
      1.40%, 08/24/04                                     1,218            1,215
      1.34%, 09/03/04                                     1,687            1,683
      1.51%, 09/13/04                                     5,096            5,080

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/26/04                                     5,000            4,996
      1.54%, 09/27/04                                     1,000              996

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      1.50%, 09/20/04                                     4,000            3,987

      TORONTO DOMINION HOLDINGS
      1.28%, 08/16/04                                     2,000            1,997

    + UBS, FINANCE (DELAWARE), INC.
      1.10%, 07/21/04                                     1,000              999

    + WESTPAC CAPITAL CORP.
      1.04%, 07/12/04                                     1,000            1,000
      1.10%, 07/12/04                                     3,300            3,299

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      1.23%, 08/23/04                                     1,314            1,312
      1.27%, 09/01/04                                     3,000            2,993

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      1.07%, 07/01/04                                     7,000            7,000
                                                                       ---------
                                                                         306,048

      CERTIFICATES OF DEPOSIT 30.9%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
      1.33%, 09/10/04                                     4,000            4,000

      ALLIANCE & LEICESTER, PLC
      1.09%, 08/24/04                                     3,000            3,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      1.10%, 07/20/04                                     5,000            5,000

      BANCO SANTANDER CENTRAL HISPANO S.A.
      1.53%, 09/28/04                                     3,000            3,000

      BARCLAYS BANK, PLC
      1.18%, 08/13/04                                     5,000            5,000
      1.25%, 08/13/04                                     5,000            4,999

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.71%, 05/23/05                                     1,000            1,000

      BNP PARIBAS
      1.10%, 07/23/04                                     6,000            6,000
      1.05%, 08/03/04                                     5,000            5,000
      1.50%, 11/19/04                                     5,000            5,000
      1.50%, 05/06/05                                     1,000            1,000

      CALYON
      1.14%, 09/13/04                                     1,000            1,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      1.22%, 08/06/04                                     5,000            5,000

      CITIBANK, N.A.
      1.22%, 08/23/04                                     5,000            5,000
      1.23%, 08/25/04                                    14,000           14,000
      1.29%, 09/07/04                                     6,000            6,000

      CREDIT SUISSE FIRST BOSTON
      1.04%, 07/02/04                                     6,000            6,000
      1.06%, 08/04/04                                     2,000            2,000

      DEPFA BANK, PLC
      1.13%, 09/07/04                                     3,000            3,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                     7,000            7,000
      1.41%, 10/15/04                                     5,000            5,000
      1.42%, 10/27/04                                     5,000            5,000
      1.60%, 05/20/05                                     3,000            3,000

      DEXIA BANK BELGIUM
      1.50%, 05/04/05                                     3,000            3,000

      DNB NOR BANK ASA
      1.10%, 08/17/04                                     2,000            2,000

      FIRST TENNESSEE BANK, N.A.
      1.34%, 08/20/04                                     3,000            3,000


8 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.22%, 08/04/04                                     2,000            2,000

    + HBOS TREASURY SERVICES, PLC
      1.10%, 07/23/04                                     2,000            2,000
      1.42%, 08/31/04                                     3,000            2,999
      1.50%, 09/24/04                                     3,000            3,000

      HSH NORDBANK, AG
      2.12%, 06/15/05                                     3,000            2,999

      ING BANK, NV
      1.07%, 07/01/04                                     1,000            1,000

      KBC BANK, NV
      1.33%, 09/15/04                                     4,000            4,000

      LANDESBANK BADEN-WURTTEMBERG
      1.04%, 07/19/04                                     2,000            2,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.41%, 09/07/04                                     5,000            5,000

      LLOYDS TSB BANK, PLC
      1.50%, 09/27/04                                     5,000            5,000

      NATIONWIDE BUILDING SOCIETY
      1.50%, 09/24/04                                     1,000            1,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.38%, 09/03/04                                     2,000            2,000
      1.50%, 05/06/05                                     1,000            1,000
      1.51%, 05/13/05                                     1,000            1,000
      1.60%, 05/20/05                                     2,000            2,000

      NORDEA BANK FINLAND, PLC
      1.04%, 07/26/04                                     5,000            5,000

      RABOBANK NEDERLAND
      1.37%, 08/26/04                                     2,000            2,000

      ROYAL BANK OF SCOTLAND, PLC
      1.75%, 05/27/05                                     3,000            3,000
      2.17%, 07/01/05                                     3,000            2,999

      SAN PAOLO IMI SPA
      1.11%, 09/08/04                                     5,000            5,000

      SOCIETE GENERALE
      1.38%, 09/14/04                                     7,000            7,000
      1.09%, 10/05/04                                     5,000            5,000

      SVENSKA HANDELSBANKEN AB
      1.10%, 07/20/04                                     2,000            2,000

      UBS, AG
      1.32%, 08/04/04                                     2,000            2,000
      1.38%, 08/26/04                                    10,000           10,000

      UNICREDITO ITALIANO SPA
      1.10%, 07/23/04                                     1,000            1,000
      1.10%, 07/29/04                                     6,000            6,000
      1.28%, 09/03/04                                     4,000            4,000
      1.54%, 09/28/04                                     1,000            1,000
      1.55%, 09/30/04                                     1,000            1,000

      WASHINGTON MUTUAL BANK, FA
      1.10%, 07/14/04                                     1,000            1,000

      WELLS FARGO BANK, N.A.
      1.10%, 07/08/04                                     4,000            4,000
      1.10%, 07/09/04                                     3,000            3,000
      1.18%, 07/28/04                                     4,000            4,000

      WILMINGTON TRUST CO.
      1.13%, 07/07/04                                     5,000            5,000
                                                                       ---------
                                                                         223,996

      PROMISSORY NOTES 1.7%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.25%, 07/06/04                                     8,000            8,000
      1.45%, 08/27/04                                     3,000            3,000
      1.24%, 12/17/04                                     1,000            1,000
                                                                       ---------
                                                                          12,000

      BANK NOTES 0.8%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.04%, 07/20/04                                     2,000            2,000

      STANDARD FEDERAL BANK, N.A.
      1.09%, 08/19/04                                     4,000            4,000
                                                                       ---------
                                                                           6,000

      U.S. GOVERNMENT SECURITIES 1.7% of net assets

      COUPON NOTES 1.7%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.43%, 02/09/05                                     3,000            3,000
      1.35%, 04/28/05                                     3,000            3,000
      1.50%, 05/09/05                                     3,000            3,000
      1.61%, 05/13/05                                     3,000            3,000
                                                                       ---------
                                                                          12,000


                                                          See financial notes. 9

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      VARIABLE-RATE OBLIGATIONS 13.7% of net assets

      BARCLAYS BANK, PLC
      1.16%, 07/15/04                                     5,000            4,998

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.16%, 07/13/04                                     3,000            3,000
      1.28%, 07/29/04                                     4,000            4,000

    + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
      OF THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery Baptist Outreach Services
      Corp. Project) Series 1997A
      1.35%, 07/07/04                                     8,200            8,200
      Taxable RB (Montgomery Baptist Outreach Services
      Corp. Project) Series 1997B
      1.35%, 07/07/04                                     2,105            2,105

      BNP PARIBAS
      1.20%, 07/22/04                                     7,000            6,997

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
      1.40%, 07/07/04                                     4,200            4,200

      FANNIE MAE
      0.98%, 07/06/04                                     3,000            2,997
      1.21%, 07/29/04                                    10,000            9,994

      FEDERAL HOME LOAN BANK
      1.05%, 07/06/04                                     2,000            1,999

      LANDESBANK BADEN-WURTTEMBERG
      1.05%, 09/07/04                                     3,000            3,000

    + LOANSTAR ASSETS PARTNERS II, L.P.
      1.16%, 07/07/04                                     5,000            5,000

    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue Refunding Bond (Muirwood
      Garden Apartments) Series 2003A-T
      1.34%, 07/07/04                                     2,800            2,800

      MERRILL LYNCH & CO, INC.
      1.05%, 07/01/04                                     5,000            5,000

    + NEW YORK CITY IDA
      Taxable Industrial Revenue Refunding Bond (Allway
      Tools, Inc. Project) Series 1997
      1.45%, 07/07/04                                       170              170

    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project) Series 2002A
      1.22%, 07/07/04                                     8,000            8,000

      ROYAL BANK OF CANADA
      1.02%, 07/06/04                                     5,000            4,999

      ROYAL BANK OF SCOTLAND, PLC
      1.14%, 07/14/04                                     5,000            5,000

   *+ SIGMA FINANCE, INC., SECTION 3c7 / 144A
      1.05%, 07/15/04                                     1,000            1,000
      1.23%, 07/15/04                                     3,000            2,999
      1.23%, 07/20/04                                     5,000            4,999
      1.05%, 07/26/04                                     3,000            3,000

      UBS, AG
      1.18%, 07/19/04                                     5,000            4,998
                                                                       ---------
                                                                          99,455

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS 9.4% of net assets

      REPURCHASE AGREEMENTS 9.4%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $64,616
      1.50%, issued 06/30/04 due
      07/01/04                                           63,351           63,348

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $5,105
      1.04%, issued 03/16/04 due
      07/07/04                                            5,016            5,000
                                                                       ---------
                                                                          68,348


END OF INVESTMENTS.


10 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                       FACE AMOUNT         VALUE
      MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
      AT JUNE 30, 2004, PORTFOLIO HOLDINGS INCLUDED
      ILLIQUID RESTRICTED SECURITIES AS FOLLOWS:

      THE GOLDMAN SACHS GROUP, INC.
      1.25%, 01/05/04, 07/06/04                           8,000            8,000
      1.45%, 12/02/03, 08/27/04                           3,000            3,000
      1.24%, 03/23/04, 12/17/04                           1,000            1,000
                                                                       ---------
                                                                          12,000


                                                         See financial notes. 11

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $727,847 a
Receivables:
   Fund shares sold                                                      2,726
   Interest                                                              1,153
Prepaid expenses                                                  +         28
                                                                  ------------
TOTAL ASSETS                                                           731,754

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  6,681
   Dividends to shareholders                                               213
   Investment adviser and administrator fees                                 5
   Transfer agent and shareholder service fees                               4
Accrued expenses                                                  +         49
                                                                  ------------
TOTAL LIABILITIES                                                        6,952

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           731,754
TOTAL LIABILITIES                                                 -      6,952
                                                                  ------------
NET ASSETS                                                            $724,802

NET ASSETS BY SOURCE
Capital received from investors                                        724,803
Net realized capital losses                                                 (1)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS   /      OUTSTANDING   =  NAV
$724,802            724,860          $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $727,847. Includes illiquid restricted securities worth $12,000, or 1.66% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $208,825 or 28.81% of the fund's total net assets.

FEDERAL TAX DATA
--------------------------------------------
COST BASIS OF PORTFOLIO             $727,847

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                Loss amount:
  2004                                    $1


12 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $4,066

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,364 a
Transfer agent and shareholder service fees                                790 b
Trustees' fees                                                              14 c
Custodian and portfolio accounting fees                                     43
Professional fees                                                           12
Registration fees                                                           25
Shareholder reports                                                          2
Other expenses                                                       +       7
                                                                     ---------
Total expenses                                                           2,257
Expense reduction                                                    -     475 d
                                                                     ---------
NET EXPENSES                                                             1,782

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  4,066
NET EXPENSES                                                         -   1,782
                                                                     ---------
NET INVESTMENT INCOME                                                    2,284
                                                                     ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $2,284

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 30, 2005, to 0.49% of average daily net assets. Prior to April 29, 2004, this limit was 0.50%. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                         See financial notes. 13

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                               $2,284             $6,574
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               2,284              6,574

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 2,284              6,574 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                        322,363            638,868
Shares reinvested                                    2,016              6,495
Shares redeemed                             +     (365,607)          (786,194)
                                            ----------------------------------
NET TRANSACTIONS IN FUND SHARES                    (41,228)          (140,831)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                766,030            906,861
Total decrease                              +      (41,228)          (140,831) c
                                            ----------------------------------
END OF PERIOD                                     $724,802           $766,030

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income               $6,574
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


14 See financial notes.

SCHWAB RETIREMENT MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                               6/30/04*    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00        1.00
                                             ----------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.00 1      0.01        0.01        0.04        0.06        0.05
                                             ----------------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.00) 1    (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
                                             ----------------------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00        1.00
                                             ----------------------------------------------------------------------
Total return (%)                                 0.23 2      0.58        1.30        3.75        5.90        4.68

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.66 3      0.66        0.68        0.70        0.72 4      0.72
   Gross operating expenses                      0.66 3      0.66        0.68        0.70        0.72        0.74
   Net investment income                         0.47 3      0.58        1.28        3.61        5.77        4.62
Net assets, end of period ($ x 1,000,000)         567         578         566         515         399         322

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.71% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 15

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

We use the symbols below to designate certain characteristics:

 *  Asset-backed security

 +  Credit-enhanced security

 o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 78.4%   FIXED-RATE
         OBLIGATIONS                                    444,254          444,254

  1.4%   U.S. GOVERNMENT
         SECURITIES                                       8,000            8,000

 14.5%   VARIABLE-RATE
         OBLIGATIONS                                     82,297           82,297

  7.2%   OTHER INVESTMENTS                               40,964           40,964
--------------------------------------------------------------------------------
101.5%   TOTAL INVESTMENTS                              575,515          575,515

 (1.5)%  OTHER ASSETS AND
         LIABILITIES                                                     (8,702)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                566,813

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS 78.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 44.0%
      --------------------------------------------------------------------------
      AB SPINTAB
      1.06%, 07/02/04                                     2,000            2,000
      1.04%, 07/07/04                                     1,000            1,000
      1.11%, 07/20/04                                     1,000              999

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      1.09%, 07/22/04                                     2,000            1,999

   *+ ALPINE SECURITIZATION CORP., SECTION 4(2) / 144A
      1.20%, 08/02/04                                     3,000            2,997

   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
      1.11%, 07/01/04                                     1,000            1,000
      1.15%, 07/21/04                                     2,015            2,014
      1.54%, 09/21/04                                     1,000              996

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.50%, 09/20/04                                     2,000            1,993

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      1.05%, 07/07/04                                     4,500            4,499
      1.14%, 08/11/04                                     3,940            3,935
      1.22%, 08/17/04                                     2,000            1,997
      1.08%, 09/22/04                                     3,712            3,703

      BANK OF AMERICA CORP.
      1.06%, 07/08/04                                     9,000            8,998

      BANK OF IRELAND, SECTION 4(2) / 144A
      1.26%, 08/10/04                                     3,000            2,996

    + BARCLAYS U.S. FUNDING CORP.
      1.54%, 09/27/04                                     1,900            1,893

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      1.11%, 07/20/04                                     1,714            1,713

      BEAR STEARNS COMPANIES, INC.
      1.04%, 07/09/04                                     6,000            5,999

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/01/04                                     1,000            1,000
      1.10%, 07/20/04                                     1,000              999
      1.50%, 09/20/04                                     1,000              997

    * CC (USA), INC., SECTION 3C7 / 144A
      1.05%, 07/02/04                                     2,000            2,000
      1.52%, 09/27/04                                     1,000              996

    + CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      1.52%, 09/22/04                                     2,000            1,993


16 See financial notes.

SCHWAB RETIREMENT MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CITICORP
      1.15%, 07/14/04                                     5,000            4,998
      1.34%, 08/03/04                                     2,000            1,998

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      1.04%, 07/09/04                                     5,000            4,999
      1.09%, 07/20/04                                     4,000            3,998
      1.10%, 07/27/04                                     2,000            1,998

   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
      Series A
      1.10%, 07/09/04                                     1,000            1,000
      1.11%, 08/10/04                                     1,000              999
      1.20%, 08/17/04                                     3,000            2,995
      1.51%, 09/22/04                                     1,000              997
      Class C Note
      1.27%, 07/19/04                                     2,168            2,167

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      1.11%, 07/06/04                                     1,000            1,000
      1.07%, 07/16/04                                     7,000            6,997

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      1.11%, 07/15/04                                     1,000            1,000
      1.16%, 07/15/04                                     2,000            1,999

      DNB NOR BANK ASA
      1.04%, 07/08/04                                     4,000            3,999

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/15/04                                     1,000            1,000

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      1.05%, 07/01/04                                     3,000            3,000
      1.05%, 07/06/04                                     1,940            1,940
      1.04%, 07/08/04                                     1,000            1,000
      1.13%, 07/22/04                                     4,000            3,997

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      1.18%, 08/02/04                                     1,000              999
      1.30%, 08/02/04                                     1,000              999

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      1.15%, 07/13/04                                     2,000            1,999
      1.54%, 09/23/04                                     3,000            2,989

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      1.13%, 07/14/04                                     4,000            3,998

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      1.25%, 07/27/04                                     2,000            1,998
      1.22%, 08/17/04                                     2,000            1,997
      1.25%, 08/18/04                                     2,000            1,997

      GENERAL ELECTRIC CAPITAL CORP.
      1.10%, 07/16/04                                     8,000            7,996
      1.05%, 07/21/04                                     3,000            2,998
      1.04%, 07/22/04                                     1,000              999
      1.22%, 08/05/04                                     7,000            6,992

      GENERAL ELECTRIC CAPITAL SERVICES
      1.13%, 07/15/04                                     1,000            1,000

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      1.09%, 07/08/04                                     6,000            5,999

   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 07/14/04                                     2,000            1,999
      1.54%, 09/27/04                                     4,000            3,985

   *+ HATTERAS FUNDING CORP., SECTION 4(2) / 144A
      1.14%, 07/23/04                                     1,169            1,168

    + HBOS TREASURY SERVICES, PLC
      1.04%, 07/08/04                                     1,000            1,000
      1.10%, 08/31/04                                     1,000              998

      HSH NORDBANK, AG SECTION 4(2) / 144A
      1.10%, 07/19/04                                     2,000            1,999

    + ING (U.S.) FUNDING, L.L.C.
      1.11%, 09/01/04                                     2,000            1,996

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      1.14%, 07/15/04                                     1,000            1,000
      1.20%, 08/11/04                                     1,200            1,198

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      1.06%, 07/01/04                                     5,000            5,000

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      1.31%, 09/07/04                                     1,500            1,496

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      1.11%, 07/22/04                                     1,500            1,499
      1.11%, 09/01/04                                     4,000            3,992
      1.50%, 11/09/04                                     3,000            2,984

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      1.10%, 08/19/04                                     1,000              998

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      1.09%, 07/12/04                                     1,000            1,000
      1.22%, 08/19/04                                     3,000            2,995

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      1.10%, 07/14/04                                     3,132            3,131

      MORGAN STANLEY
      1.14%, 07/06/04                                     4,000            3,999


                                                         See financial notes. 17

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NATIONWIDE BUILDING SOCIETY
      1.09%, 07/15/04                                     2,000            1,999

    + NBNZ INTERNATIONAL LTD.
      1.13%, 07/12/04                                     4,000            3,999
      1.59%, 10/01/04                                     1,280            1,275

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      1.34%, 08/16/04                                     4,000            3,993

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.
      SECTION 4(2) / 144A
      1.15%, 07/23/04                                     1,297            1,296
      1.51%, 09/20/04                                     1,000              997

   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
      1.14%, 07/12/04                                     4,000            3,999
      1.50%, 09/20/04                                     1,000              997

   *+ RECEIVABLES CAPITAL CORP., SECTION 4(2) / 144A
      1.13%, 07/13/04                                     2,010            2,009

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      1.11%, 07/23/04                                     4,000            3,997

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      1.20%, 08/16/04                                     3,000            2,995
      1.22%, 08/20/04                                     4,000            3,993
      1.51%, 09/13/04                                     1,000              997
      1.10%, 09/27/04                                     3,000            2,992

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.05%, 07/26/04                                     1,000              999
      1.52%, 09/27/04                                     2,000            1,993
      1.54%, 09/27/04                                     1,000              996

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      1.10%, 07/06/04                                     1,102            1,102
      1.50%, 09/20/04                                     2,000            1,993

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      1.12%, 07/12/04                                     3,000            2,999

    + UBS FINANCE (DELAWARE), INC.
      1.51%, 09/13/04                                     1,200            1,196

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      1.23%, 08/23/04                                     1,000              998
      1.27%, 09/01/04                                     3,000            2,993

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      1.49%, 09/14/04                                     2,061            2,055
                                                                       ---------
                                                                         249,056
      CERTIFICATES OF DEPOSIT 31.6%
      --------------------------------------------------------------------------
      ABN-AMRO BANK, NV
      1.09%, 09/07/04                                     2,000            2,000

      ALLIANCE & LEICESTER, PLC
      1.09%, 08/24/04                                     3,000            3,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      1.82%, 12/31/04                                     5,000            5,000

      BANCO SANTANDER CENTRAL HISPANO S.A.
      1.53%, 09/28/04                                     1,000            1,000

      BARCLAYS BANK, PLC
      1.18%, 08/13/04                                     4,000            4,000

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.71%, 05/23/05                                     1,000            1,000

      BNP PARIBAS
      1.10%, 07/23/04                                     9,000            9,000
      1.05%, 08/03/04                                     3,000            3,000
      1.50%, 05/06/05                                     2,000            2,000

      CITIBANK, N.A.
      1.22%, 08/23/04                                     5,000            5,000
      1.23%, 08/25/04                                    14,000           14,000
      1.49%, 09/24/04                                     5,000            5,000

      CREDIT SUISSE FIRST BOSTON
      1.06%, 08/04/04                                     3,000            3,000

      DEPFA BANK, PLC
      1.13%, 09/07/04                                     2,000            2,000

      DEUTSCHE BANK, AG
      1.40%, 09/03/04                                     7,000            7,000
      1.41%, 10/15/04                                     7,000            7,000
      1.60%, 05/20/05                                     2,000            2,000

      DEXIA BANK BELGIUM
      1.50%, 05/04/05                                     1,000            1,000

      DNB NOR BANK ASA
      1.10%, 08/17/04                                     2,000            2,000
      1.10%, 09/08/04                                     3,000            3,000

      FORENINGSSPARBANKEN AB (SWEDBANK)
      1.22%, 08/04/04                                     3,000            3,000

    + HBOS TREASURY SERVICES, PLC
      1.10%, 07/23/04                                     3,000            3,000
      1.42%, 08/31/04                                     1,000            1,000
      1.50%, 09/24/04                                     2,000            2,000

      HSH NORDBANK, AG
      1.42%, 09/07/04                                     1,000            1,000
      2.12%, 06/15/05                                     2,000            1,999


18 See financial notes.

SCHWAB RETIREMENT MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ING BANK, NV
      1.07%, 07/01/04                                     2,000            2,000

      KBC BANK, NV
      1.33%, 09/15/04                                     2,000            2,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      1.10%, 10/06/04                                     2,000            2,000
      1.51%, 11/19/04                                     3,000            3,000

      LLOYDS TSB BANK, PLC
      1.50%, 09/27/04                                     5,000            5,000

      NATIONAL AUSTRALIA BANK, LTD.
      1.10%, 07/20/04                                     8,000            8,000

      NATIONWIDE BUILDING SOCIETY
      1.50%, 09/24/04                                     2,000            2,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      1.51%, 05/13/05                                     1,000            1,000
      1.60%, 05/20/05                                     2,000            2,000

      NORDEA BANK FINLAND, PLC
      1.04%, 07/26/04                                     2,000            2,000
      1.38%, 09/14/04                                     8,000            8,000

      ROYAL BANK OF SCOTLAND, PLC
      1.75%, 05/27/05                                     2,000            2,000
      2.17%, 07/01/05                                     2,000            1,999

      SAN PAOLO IMI SPA
      1.11%, 09/08/04                                     5,000            5,000

      SOCIETE GENERALE
      1.38%, 09/14/04                                     5,000            5,000
      1.09%, 10/05/04                                     5,000            5,000

      SVENSKA HANDELSBANKEN AB
      1.10%, 07/20/04                                     1,200            1,200

      UBS, AG
      1.32%, 08/04/04                                     1,000            1,000
      1.38%, 08/26/04                                     5,000            5,000

      UNICREDITO ITALIANO SPA
      1.10%, 07/23/04                                     3,000            3,000
      1.10%, 07/29/04                                     4,000            4,000
      1.28%, 09/03/04                                     2,000            2,000
      1.54%, 09/28/04                                     2,000            2,000

      WASHINGTON MUTUAL BANK, FA
      1.10%, 07/13/04                                     1,000            1,000

      WELLS FARGO BANK, N.A.
      1.10%, 07/09/04                                     4,000            4,000
      1.18%, 07/28/04                                     1,000            1,000

      WESTLB AG
      1.11%, 07/14/04                                     1,000            1,000

      WILMINGTON TRUST CO.
      1.13%, 07/07/04                                     5,000            5,000
                                                                       ---------
                                                                         179,198
      PROMISSORY NOTES 1.6%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      1.25%, 07/06/04                                     4,000            4,000
      1.33%, 11/08/04                                     2,000            2,000
      1.24%, 12/17/04                                     3,000            3,000
                                                                       ---------
                                                                           9,000
      BANK NOTES 1.2%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      1.04%, 07/20/04                                     3,000            3,000

      STANDARD FEDERAL BANK, N.A.
      1.09%, 07/09/04                                     1,000            1,000
      1.09%, 08/19/04                                     3,000            3,000
                                                                       ---------
                                                                           7,000

      U.S. GOVERNMENT SECURITIES 1.4% of net assets

      COUPON NOTES 1.4%
      --------------------------------------------------------------------------
      FANNIE MAE
      1.43%, 02/09/05                                     2,000            2,000
      1.35%, 04/28/05                                     2,000            2,000
      1.50%, 05/09/05                                     2,000            2,000
      1.61%, 05/13/05                                     2,000            2,000
                                                                       ---------
                                                                           8,000

      VARIABLE-RATE OBLIGATIONS 14.5% of net assets

      BARCLAYS BANK, PLC
      1.16%, 07/15/04                                     5,000            4,998

      BAYERISCHE LANDESBANK GIROZENTRALE
      1.28%, 07/29/04                                     6,000            6,000

      BNP PARIBAS
      1.20%, 07/22/04                                     5,000            4,998

    + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
      Solid Waste Disposable RB (Burr Properties Project)
      Series 1998B
      1.81%, 07/07/04                                     1,760            1,760


                                                         See financial notes. 19

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project) Series 1997
      1.40%, 07/07/04                                     1,890            1,890

    + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
      RB (BC Housing, L.L.C. Project) Series 1997B
      1.30%, 07/07/04                                     1,500            1,500

      FANNIE MAE
      0.98%, 07/06/04                                     2,000            1,998
      1.21%, 07/29/04                                    10,000            9,994

      FEDERAL HOME LOAN BANK
      1.05%, 07/06/04                                     3,000            2,998

      LLOYDS TSB BANK, PLC
      1.11%, 07/13/04                                     2,000            2,000

    + LP PINEWOODS SPV
      1.30%, 07/07/04                                    15,000           15,000

      MERRILL LYNCH & CO, INC.
      1.06%, 07/01/04                                     5,000            5,000

      ROYAL BANK OF CANADA
      1.05%, 07/06/04                                     2,000            2,000

      ROYAL BANK OF SCOTLAND, PLC
      1.14%, 07/14/04                                     5,000            5,000

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      1.19%, 07/15/04                                     3,000            2,999
      1.23%, 07/20/04                                     5,000            4,999
      1.25%, 07/26/04                                     2,000            2,000

    + TRAP ROCK INDUSTRIES, INC.
      RB Series 1997
      1.39%, 07/07/04                                     1,240            1,240

      UBS, AG
      1.18%, 07/19/04                                     5,000            4,998

    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series 1996B
      1.45%, 07/07/04                                       925              925
                                                                       ---------
                                                                          82,297

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      OTHER INVESTMENTS 7.2% of net assets

      REPURCHASE AGREEMENTS 7.2%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $ 41,784
      1.50%, issued 06/30/04,
      due 07/01/04                                       40,966           40,964

END OF INVESTMENTS.

AT JUNE 30, 2004, PORTFOLIO HOLDINGS INCLUDED ILLIQUID RESTRICTED SECURITIES AS
FOLLOWS:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                       FACE AMOUNT         VALUE
      MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
      1.25%, 01/05/04, 07/06/04                           4,000            4,000
      1.33%, 02/11/04, 11/08/04                           2,000            2,000
      1.24%, 03/23/04, 12/17/04                           3,000            3,000
                                                                       ---------
                                                                           9,000


20 See financial notes.

SCHWAB RETIREMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $575,515 a
Receivables:
   Fund shares sold                                                        574
   Interest                                                                801
Prepaid expenses                                                   +        32
                                                                   ------------
TOTAL ASSETS                                                           576,922

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  9,924
   Dividends to shareholders                                               128
   Investment adviser and administrator fees                                 6
   Transfer agent and shareholder service fees                               4
Accrued expenses                                                   +        47
                                                                   ------------
TOTAL LIABILITIES                                                       10,109

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           576,922
TOTAL LIABILITIES                                                  -    10,109
                                                                   ------------
NET ASSETS                                                            $566,813

NET ASSETS BY SOURCE
Capital received from investors                                        566,814
Net realized capital losses                                                 (1)

NET ASSET VALUE (NAV)
                         SHARES
NET ASSETS       /       OUTSTANDING     =      NAV
$566,813                 566,871                $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $575,515. Includes illiquid restricted securities worth $9,000, or 1.59% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $175,731 or 31.00% of the fund's total net assets.

FEDERAL TAX DATA
-----------------------------------------------
COST BASIS OF PORTFOLIO               $575,515

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                 Loss amount:
  2004                                      $1


                                                         See financial notes. 21

SCHWAB RETIREMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $3,177

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,071 a
Transfer agent and shareholder service fees                                705 b
Trustees' fees                                                              14 c
Custodian and portfolio accounting fees                                     36
Professional fees                                                            9
Registration fees                                                           14
Shareholder reports                                                          9
Other expenses                                                      +        6
                                                                    -----------
TOTAL EXPENSES                                                           1,864

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  3,177
TOTAL EXPENSES                                                      -    1,864
                                                                    -----------
NET INVESTMENT INCOME                                                    1,313
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $1,313

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.


22 See financial notes.

SCHWAB RETIREMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                           1/1/04-6/30/04     1/1/03-12/31/03
Net investment income                              $1,313              $3,439
                                           -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              1,313               3,439

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                1,313               3,439 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                       213,628             449,661
Shares reinvested                                   1,171               3,396
Shares redeemed                            +     (225,654)           (441,321)
                                           -----------------------------------
NET TRANSACTIONS IN FUND SHARES                   (10,855)             11,736

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                               577,668             565,932
Total increase or decrease                 +      (10,855)             11,736 c
                                           -----------------------------------
END OF PERIOD                                    $566,813            $577,668

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income               $3,439
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 23

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions). Until
                                                      5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University. Until 2002:
                                                      Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                      Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                      Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments--Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of debt obligations such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale and may be sold only to "qualified institutional buyers" under Securities Act Rule 144A. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13605-07

ITEM 2: CODE OF ETHICS.

      Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

      Not applicable for period ending prior to July 9, 2004.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 11: EXHIBITS.

(a)   (1)   Code of ethics - not applicable to this semi-annual report.

      (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

      (3)   Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) The Charles Schwab Family of Funds

By: /s/ Randall W. Merk
    -------------------------
         Randall W. Merk
         Chief Executive Officer

Date:   August 12, 2004
        ---------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    -------------------------
         Randall W. Merk
         Chief Executive Officer

Date:   August 12, 2004
        ---------

By: /s/ Tai-Chin Tung
    -------------------------
         Tai-Chin Tung
         Principal Financial Officer

Date:   August 12, 2004
        ---------